                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-8090

                    LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
               (Exact name of registrant as specified in charter)

                            1300 South Clinton Street
                            Fort Wayne, Indiana 46802
               (Address of principal executive offices) (Zip code)

                             Dennis L. Schoff, Esq.
                   The Lincoln National Life Insurance Company
                            1300 South Clinton Street
                              Post Office Box 1110
                            Fort Wayne, Indiana 46801
                     (Name and address of agent for service)

                        Copies of all communications to:
                             Jeffrey S. Puretz, Esq.
                                   Dechert LLP
                              1775 Eye Street, N.W.
                             Washington, D.C. 20006

                              Colleen E. Tonn, Esq.
                   The Lincoln National Life Insurance Company
                            1300 South Clinton Street
                              Post Office Box 1110
                            Fort Wayne, Indiana 46801

Registrant's telephone number, including area code: (260) 455-3404

Date of fiscal year end: December 31

Date of reporting period: January 1, 2005 through December 31, 2005

Item 1. Reports to Stockholders

Lincoln Variable Insurance Products Trust - Aggressive Growth Fund
Lincoln Variable Insurance Products Trust - Bond Fund
Lincoln Variable Insurance Products Trust - Capital Appreciation Fund
Lincoln Variable Insurance Products Trust - Core Fund
Lincoln Variable Insurance Products Trust - Equity-Income Fund
Lincoln Variable Insurance Products Trust - Global Asset Allocation Fund
Lincoln Variable Insurance Products Trust - Growth Fund
Lincoln Variable Insurance Products Trust - Growth and Income Fund
Lincoln Variable Insurance Products Trust - Growth Opportunities Fund
Lincoln Variable Insurance Products Trust - International Fund
Lincoln Variable Insurance Products Trust - Managed Fund
Lincoln Variable Insurance Products Trust - Money Market Fund
Lincoln Variable Insurance Products Trust - Social Awareness Fund
Lincoln Variable Insurance Products Trust - Special Opportunities Fund
Lincoln Variable Insurance Products Trust - Profile Funds:
                                              Conservative Profile Fund
                                              Moderate Profile Fund
                                              Moderately Aggressive Profile Fund
                                              Aggressive Profile Fund

Item 1. Reports to Stockholders


                             AGGRESSIVE GROWTH FUND

                              [T. ROWE PRICE LOGO]

                               Lincoln Variable
                               Insurance Products Trust-
                               Aggressive Growth Fund
                               Annual Report
                               December 31, 2005

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-AGGRESSIVE GROWTH FUND

INDEX

COMMENTARY
DISCLOSURE OF FUND EXPENSES
SECTOR ALLOCATION
STATEMENT OF NET ASSETS
STATEMENT OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
OTHER FUND INFORMATION
OFFICER/TRUSTEE INFORMATION

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
AGGRESSIVE GROWTH FUND

ANNUAL REPORT COMMENTARY
For the year ended December 31, 2005

Managed by:
                                                             (T.ROWE PRICE LOGO)

The Fund returned 9.8% (Standard Class shares with distributions reinvested) for the year ended December 31, 2005, while its benchmark, the Russell Midcap Growth Index*, returned 12.1%.

Stock selection in certain consumer oriented sectors had the largest negative impact on relative results, where positions in retail and leisure, lodging and entertainment were major detractors. The portfolio's energy investments were up by more than 50%, but did not keep pace with the energy stocks in the benchmark. In addition, an underweight in energy was unfavorable, as the sector led the index's gains during the year amid soaring oil prices. On a positive note, stock selection in the healthcare sector benefited relative performance. In particular, a number of biotechnology holdings posted steep increases.

Fundamentals of the portfolio companies are very strong, supported by a good environment for equities. As the economic recovery matures, we will look for our strategy to benefit from its focus on companies with consistent earnings growth.

Donald J. Peters
T. Rowe Price

Growth of $10,000 invested 12/31/95 through 12/31/05
(LINE GRAPH)

                                                                   AGGRESSIVE GROWTH FUND
                                                                   STANDARD CLASS SHARES           RUSSELL MIDCAP GROWTH INDEX
                                                                   ----------------------          ---------------------------
12/31/95                                                                  10000.00                           10000.00
                                                                          11702.00                           11748.00
                                                                          14404.00                           14396.00
                                                                          13511.00                           16967.00
                                                                          19244.00                           25671.00
                                                                          18726.00                           22655.00
                                                                          12492.00                           18090.00
                                                                           8717.00                           13132.00
                                                                          11560.00                           18741.00
                                                                          13140.00                           21642.00
12/31/05                                                                  14429.00                           24261.00

This chart illustrates, hypothetically, that $10,000 was invested in the Aggressive Growth Fund Standard Class shares on 12/31/95. As the chart shows, by December 31, 2005, the value of the investment at net asset value, with any dividends and distributions reinvested, would have grown to $14,429. For comparison, look at how the Russell MidCap Growth Index did over the same period. The same $10,000 investment would have grown to $24,261. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index.

Average annual total returns
on investment                                  Ended
Standard Class Shares                          12/31/05
-------------------------------------------------------
One Year                                         +9.81%
-------------------------------------------------------
Five Years                                       -5.08%
-------------------------------------------------------
Ten Years                                        +3.73%
-------------------------------------------------------

The Service Class shares total return was 9.54% for the year ended 12/31/05 and its average annual total return was 16.63% for the period from 5/15/03 (commencement of operations) to 12/31/05.

* The Russell MidCap Growth Index measures the performance of those Russell MidCap companies with lower price-to-book ratios and higher forecasted growth values. Russell MidCap Companies consist of the 800 smallest companies in the Russell 1000 Index, which is an index of the 1,000 largest U.S. companies based on total market capitalization.

                           Aggressive Growth Fund- 1

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
AGGRESSIVE GROWTH FUND

DISCLOSURE
     OF FUND EXPENSES
FOR THE PERIOD JULY 1, 2005 TO DECEMBER 31, 2005

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Fund, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                      Expenses
                                Beginning    Ending                  Paid During
                                 Account     Account    Annualized     Period
                                  Value       Value      Expense      7/1/05 to
                                 7/1/05     12/31/05      Ratios      12/31/05*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Standard Class                  $1,000.00   $1,102.80     0.85%         $4.51
Service Class                    1,000.00    1,101.50     1.10%          5.83
--------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                  $1,000.00   $1,020.92     0.85%         $4.33
Service Class                    1,000.00    1,019.66     1.10%          5.60
--------------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                           Aggressive Growth Fund- 2

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
AGGRESSIVE GROWTH FUND

SECTOR ALLOCATION
AS OF DECEMBER 31, 2005

Sector designations may be different than the sector designations presented in other Fund materials.

                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
COMMON STOCK                                                   99.78%
------------------------------------------------------------------------
Aerospace & Defense                                             1.12%
Automobiles & Automotive Parts                                  0.25%
Banking & Finance                                              10.49%
Building & Materials                                            1.32%
Business Services                                               2.17%
Cable, Media & Publishing                                       6.56%
Chemicals                                                       1.58%
Computers & Technology                                         10.32%
Consumer Services                                               3.16%
Electronics & Electrical Equipment                             11.16%
Energy                                                          7.79%
Environmental Services                                          0.29%
Farming & Agriculture                                           0.69%
Food, Beverage & Tobacco                                        0.85%
Healthcare & Pharmaceuticals                                   17.21%
Industrial Machinery                                            1.10%
Insurance                                                       2.38%
Leisure, Lodging & Entertainment                                8.28%
Packaging & Containers                                          0.23%
Retail                                                          5.83%
Telecommunications                                              2.70%
Textiles, Apparel & Furniture                                   1.70%
Transportation & Shipping                                       2.60%
------------------------------------------------------------------------
SHORT-TERM INVESTMENTS                                          0.72%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              100.50%
------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                (0.50%)
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

                           Aggressive Growth Fund- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-AGGRESSIVE GROWTH FUND
STATEMENT OF NET ASSETS
December 31, 2005

                                                 NUMBER OF     MARKET
                                                  SHARES        VALUE
    COMMON STOCK-99.78%
    AEROSPACE & DEFENSE-1.12%
    Empresa Brasileira de Aeronautica ADR......    36,900    $ 1,442,790
    Rockwell Collins...........................    36,300      1,686,861
                                                             -----------
                                                               3,129,651
                                                             -----------
    AUTOMOBILES & AUTOMOTIVE PARTS-0.25%
    ITT Industries.............................     6,800        699,176
                                                             -----------
                                                                 699,176
                                                             -----------
    BANKING & FINANCE-10.49%
  + AmeriTrade Holding.........................    65,000      1,560,000
    BlackRock..................................    16,600      1,800,768
    Boston Private Financial Holdings..........    20,600        626,652
    City National..............................     7,400        536,056
  + E Trade Financial..........................    78,700      1,641,682
    East-West Bancorp..........................    10,000        364,900
    Eaton Vance................................    57,900      1,584,144
    Federated Investors Class B................    21,900        811,176
    First Horizon National.....................    15,900        611,196
    Investors Financial Services...............    31,700      1,167,511
    Janus Capital Group........................    22,000        409,860
    Lazard Class A.............................    34,000      1,084,600
    Legg Mason.................................    14,550      1,741,490
    Mellon Financial...........................    37,200      1,274,100
    Moody's....................................    39,800      2,444,516
    North Fork Bancorporation..................    25,800        705,888
    Northern Trust.............................    44,300      2,295,626
    Nuveen Investments.........................    30,500      1,299,910
    Schwab (Charles)...........................   101,500      1,489,005
    SEI Investments............................    14,800        547,600
    State Street...............................    41,100      2,278,584
  + SVB Financial Group........................    12,500        585,500
    Synovus Financial..........................    72,200      1,950,122
    UCBH Holdings..............................    27,400        489,912
                                                             -----------
                                                              29,300,798
                                                             -----------
    BUILDING & MATERIALS-1.32%
    Centex.....................................     7,600        543,324
    KB HOME....................................     9,000        653,940
    Lennar Class A.............................     8,200        500,364
    Pulte Homes................................    12,000        472,320
    Thor Industries............................    16,600        665,162
  + Toll Brothers..............................    11,800        408,752
    Winnebago Industries.......................    13,600        452,608
                                                             -----------
                                                               3,696,470
                                                             -----------
    BUSINESS SERVICES-2.17%
  + Clear Channel Outdoor Holdings.............    41,200        826,060
    Corporate Executive Board..................    12,600      1,130,220
  + Dun & Bradstreet...........................    10,400        696,384
  + ITT Educational Services...................    14,600        863,006
  + LECG.......................................    30,000        521,400
    Manpower...................................    12,000        558,000
    Robert Half International..................    38,800      1,470,132
                                                             -----------
                                                               6,065,202
                                                             -----------

                                                 NUMBER OF     MARKET
                                                  SHARES        VALUE
    COMMON STOCK (CONTINUED)
    CABLE, MEDIA & PUBLISHING-6.56%
    Citadel Broadcasting.......................    23,200    $   311,808
  + Cox Radio Class A..........................    37,900        533,632
  + Cumulus Media..............................    21,000        260,610
  + Entercom Communications....................    17,500        519,225
  + Getty Images...............................    22,000      1,963,940
    Harte-Hanks................................    23,900        630,721
  + Lamar Advertising..........................    31,400      1,448,796
    McGraw-Hill Companies......................    19,400      1,001,622
    Meredith...................................    12,200        638,548
  + Monster Worldwide..........................    52,300      2,134,886
    New York Times.............................    17,300        457,585
    Omnicom Group..............................    22,400      1,906,912
  + Radio One Class D..........................    50,900        526,815
  + Regent Communications......................    75,000        348,000
    Rogers Communications......................    34,500      1,457,970
  + Salem Communications Class A...............    26,000        454,740
    Scripps (E.W.).............................    11,200        537,824
  + Spanish Broadcasting Systems Class A.......    60,000        306,600
  + Univision Communications Class A...........    35,700      1,049,223
    Washington Post Class B....................       500        382,500
    Westwood One...............................    26,100        425,430
    WPP Group ADR..............................    18,700      1,009,800
                                                             -----------
                                                              18,307,187
                                                             -----------
    CHEMICALS-1.58%
    Avery Dennison.............................     8,900        491,903
    Ecolab.....................................    23,100        837,837
    Engelhard..................................    15,600        470,340
    Praxair....................................    14,300        757,328
    Sigma-Aldrich..............................     9,000        569,610
  + Symyx Technologies.........................    21,700        592,193
    Valspar....................................    27,800        685,826
                                                             -----------
                                                               4,405,037
                                                             -----------
    COMPUTERS & TECHNOLOGY-10.32%
  + Activision.................................    55,288        759,657
  + Affiliated Computer Services Class A.......    13,500        798,930
  + Avid Technology............................     5,900        323,084
  + Cadence Design Systems.....................    36,800        622,656
    CDW........................................    17,100        984,447
    Certegy....................................    17,400        705,744
  + Check Point Software Technology............    27,200        546,720
  + ChoicePoint................................    20,100        894,651
  + Citrix Systems.............................    32,100        923,838
  + Cogent.....................................    29,500        669,060
  + Cognizant Technology Solutions.............    35,600      1,792,459
  + Cognos.....................................    19,800        687,258
  + Digital River..............................    16,000        475,840
  + DST Systems................................    12,900        772,839
  + Electronic Arts............................    12,200        638,182
  + F5 Networks................................     9,800        560,462
    FactSet Research Systems...................    23,550        969,318
    Fair Isaac.................................    14,250        629,423
  + FileNet....................................    10,000        258,500

                           Aggressive Growth Fund- 4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-AGGRESSIVE GROWTH FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                 NUMBER OF     MARKET
                                                  SHARES        VALUE
    COMMON STOCK (CONTINUED)
    COMPUTERS & TECHNOLOGY (CONTINUED)
  + Fiserv.....................................    17,300    $   748,571
    Global Payments............................    17,600        820,336
    Henry (Jack) & Associates..................    29,000        553,320
  + Hyperion Solutions.........................    15,000        537,300
  + II-VI......................................    16,000        285,920
  + Internet Security Systems..................    23,000        481,850
  + Intuit.....................................    27,300      1,455,090
  + Lexmark International......................    11,200        502,096
  + McAfee.....................................    37,800      1,025,514
  + Mercury Interactive........................    21,800        605,822
    National Instruments.......................    15,150        485,558
  + NAVTEQ.....................................    40,000      1,754,799
  + Red Hat....................................    33,700        917,988
  + salesforce.com.............................    14,700        471,135
  + Sina.......................................    14,500        350,320
  + Synopsys...................................    32,000        641,920
  + THQ........................................    20,950        499,658
  + VeriSign...................................    59,300      1,299,856
  + Websense...................................     9,000        590,760
  + Zebra Technologies Class A.................    18,350        786,298
                                                             -----------
                                                              28,827,179
                                                             -----------
    CONSUMER SERVICES-3.16%
  + Apollo Group Class A.......................    14,805        895,110
    ARAMARK Class B............................    22,200        616,716
    Avon Products..............................    19,000        542,450
    Block (H&R)................................    21,800        535,190
  + Career Education...........................    13,800        465,336
  + DeVry......................................    25,100        502,000
  + Education Management.......................    27,100        908,121
    Equifax....................................    21,700        825,034
  + Iron Mountain..............................    30,950      1,306,709
    Paychex....................................    50,400      1,921,248
  + Universal Technical Institute..............    10,000        309,400
                                                             -----------
                                                               8,827,314
                                                             -----------
    ELECTRONICS & ELECTRICAL EQUIPMENT-11.16%
  + Altera.....................................   118,500      2,195,805
    AMETEK.....................................    25,400      1,080,516
    Analog Devices.............................    57,500      2,062,525
  + Broadcom Class A...........................    27,900      1,315,485
  + Cymer......................................    10,200        362,202
  + Dolby Laboratories Class A.................    17,700        301,785
  + FLIR Systems...............................    20,400        455,532
    Gentex.....................................    20,000        390,000
    Intersil...................................    30,300        753,864
  + Jabil Circuit..............................    37,400      1,387,166
    KLA-Tencor.................................    13,400        661,022
  + Lam Research...............................    22,700        809,936
    Linear Technology..........................    71,500      2,579,005
  + Marvell Technology Group...................    30,400      1,705,136
    Maxim Integrated Products..................    61,800      2,239,632
    Microchip Technology.......................    83,100      2,671,665
    National Semiconductor.....................   105,100      2,730,497
  + QLogic.....................................    19,400        630,694

                                                 NUMBER OF     MARKET
                                                  SHARES        VALUE
    COMMON STOCK (CONTINUED)
    ELECTRONICS & ELECTRICAL EQUIPMENT (CONTINUED)
    Roper Industries...........................    23,600    $   932,436
  + Semtech....................................    30,100        549,626
  + Silicon Laboratories.......................    32,200      1,180,452
    Symbol Technologies........................    40,900        524,338
  + Waters.....................................    28,700      1,084,860
    Xilinx.....................................   101,800      2,566,378
                                                             -----------
                                                              31,170,557
                                                             -----------
    ENERGY-7.79%
    Baker Hughes...............................    22,100      1,343,238
  + Bill Barrett...............................    33,800      1,305,018
    BJ Services................................    66,400      2,434,888
  + Cooper Cameron.............................    60,200      2,492,280
  + Grant Prideco..............................    61,000      2,691,320
    Murphy Oil.................................    42,100      2,272,979
    Smith International........................    65,400      2,426,994
  + Weatherford International..................    60,400      2,186,480
    Williams...................................    96,000      2,224,320
    XTO Energy.................................    54,333      2,387,392
                                                             -----------
                                                              21,764,909
                                                             -----------
    ENVIRONMENTAL SERVICES-0.29%
  + Stericycle.................................    13,600        800,768
                                                             -----------
                                                                 800,768
                                                             -----------
    FARMING & AGRICULTURE- 0.69%
    Delta and Pine Land........................    20,700        476,307
    Monsanto...................................    18,800      1,457,564
                                                             -----------
                                                               1,933,871
                                                             -----------
    FOOD, BEVERAGE & TOBACCO-0.85%
    Hershey....................................    13,100        723,775
    McCormick & Company........................    20,400        630,768
    Tootsie Roll Industries....................    13,791        398,974
    Wrigley (Wm) Jr. ..........................     9,500        631,655
                                                             -----------
                                                               2,385,172
                                                             -----------
    HEALTHCARE & PHARMACEUTICALS-17.21%
    Allergan...................................    11,600      1,252,336
  + American Medical System Holdings...........    37,500        668,625
  + Amylin Pharmaceuticals.....................    20,600        822,352
  + ArthroCare.................................    18,900        796,446
  + AtheroGenics...............................    23,000        460,230
    Bard (C.R.)................................    24,800      1,634,816
    Bausch & Lomb..............................    12,500        848,750
    Becton, Dickinson..........................    14,000        841,120
    Biomet.....................................    36,100      1,320,177
  + Celgene....................................    26,500      1,717,200
  + Cephalon...................................    10,500        679,770
  + Charles River Laboratories International...    12,100        512,677
    Cooper Companies...........................     7,900        405,270
  + Coventry Health Care.......................    37,350      2,127,455
  + DaVita.....................................    21,200      1,073,568
  + deCODE genetics............................    53,000        437,780
    DENTSPLY International.....................    11,900        638,911
  + Edwards Lifesciences.......................    13,000        540,930

                           Aggressive Growth Fund- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-AGGRESSIVE GROWTH FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                 NUMBER OF     MARKET
                                                  SHARES        VALUE
    COMMON STOCK (CONTINUED)
    HEALTHCARE & PHARMACEUTICALS (CONTINUED)
  + Express Scripts Class A....................    19,200    $ 1,608,960
  + Gen-Probe..................................     6,600        322,014
  + Genzyme....................................     9,400        665,332
    Health Management Associates Class A.......    21,700        476,532
  + Human Genome Sciences......................    33,500        286,760
  + Humana.....................................    30,800      1,673,364
  + INAMED.....................................     4,500        394,560
  + Integra LifeSciences Holdings..............    16,000        567,360
  + Invitrogen.................................    10,800        719,712
  + Kyphon.....................................    14,900        608,367
  + Laboratory Corporation of America
     Holdings..................................    28,200      1,518,570
  + Lincare Holdings...........................    22,700        951,357
    Manor Care.................................    13,500        536,895
  + Martek Biosciences.........................    14,800        364,228
  + Medco Health Solutions.....................    26,200      1,461,960
  + MedImmune..................................    33,000      1,155,660
  + Millennium Pharmaceuticals.................    34,400        333,680
  + Millipore..................................    14,300        944,372
  + Nektar Therapeutics........................    32,100        528,366
  + Neurocrine Biosciences.....................     8,300        520,659
    Omnicare...................................    13,500        772,470
  + OSI Pharmaceuticals........................    22,100        619,684
  + Patterson..................................    16,400        547,760
  + Protein Design Labs........................    25,000        710,500
  + QIAGEN.....................................    37,000        434,750
    Quest Diagnostics..........................    35,200      1,812,096
  + ResMed.....................................    21,800        835,158
  + Respironics................................    20,600        763,642
  + Schein (Henry).............................    23,200      1,012,448
  + Sepracor...................................    28,800      1,486,080
    Smith & Nephew ADR.........................     8,500        393,975
  + St. Jude Medical...........................    20,600      1,034,120
  + Sybron Dental Specialties..................    16,000        636,960
  + Techne.....................................    15,200        853,480
  + Varian Medical Systems.....................    24,200      1,218,228
  + Vertex Pharmaceuticals.....................    43,800      1,211,946
  + WellPoint..................................     9,344        745,542
  + Zimmer Holdings............................     8,000        539,520
                                                             -----------
                                                              48,045,480
                                                             -----------
    INDUSTRIAL MACHINERY-1.10%
    Danaher....................................    11,600        647,048
    IDEX.......................................    14,050        577,596
    Pall.......................................    21,900        588,234
    Precision Castparts........................    24,000      1,243,440
                                                             -----------
                                                               3,056,318
                                                             -----------
    INSURANCE-2.38%
    Ambac Financial Group......................     9,100        701,246
  + Arch Capital Group.........................    12,800        700,800
    Axis Capital Holdings......................    20,700        647,496
    Brown & Brown..............................    28,000        855,120
    Gallagher (Arthur J.) & Company............    16,200        500,256
  + Markel.....................................     1,600        507,280

                                                 NUMBER OF     MARKET
                                                  SHARES        VALUE
    COMMON STOCK (CONTINUED)
    INSURANCE (CONTINUED)
    Marsh & McLennan...........................    23,000    $   730,480
    MBIA.......................................    12,700        764,032
    RenaissanceRe Holdings.....................    13,900        613,129
    Willis Group Holdings......................    17,000        627,980
                                                             -----------
                                                               6,647,819
                                                             -----------
    LEISURE, LODGING & ENTERTAINMENT-8.28%
    Boyd Gaming................................    45,000      2,144,700
    Brunswick..................................    13,400        544,844
    Choice Hotels International................    52,600      2,196,576
  + DreamWorks Animation SKG...................    14,300        351,208
    Fairmont Hotels & Resorts..................    52,200      2,213,802
    Harley-Davidson............................    18,800        968,012
    Harrah's Entertainment.....................    19,800      1,411,542
    Hilton Hotels..............................    33,900        817,329
    International Game Technology..............    40,100      1,234,278
  + Las Vegas Sands............................    12,000        473,640
    Marriott International Class A.............    28,800      1,928,736
    Mattel.....................................    29,200        461,944
    MoneyGram International....................    69,500      1,812,560
    Royal Caribbean Cruises....................    34,800      1,568,088
  + Shuffle Master.............................    49,150      1,235,631
    Station Casinos............................    29,400      1,993,320
  + WMS Industries.............................    18,500        464,165
  + Wynn Resorts...............................    23,800      1,305,430
                                                             -----------
                                                              23,125,805
                                                             -----------
    PACKAGING & CONTAINERS-0.23%
  + Sealed Air.................................    11,400        640,338
                                                             -----------
                                                                 640,338
                                                             -----------
    RETAIL-5.83%
  + Amazon.Com.................................    25,500      1,202,325
  + Bed Bath & Beyond..........................    38,200      1,380,930
  + Cheesecake Factory.........................    15,750        588,893
    Dollar General.............................    77,300      1,474,111
    Family Dollar Stores.......................    38,500        954,415
    Fred's.....................................    23,500        382,345
  + Men's Wearhouse............................    18,150        534,336
    Michaels Stores............................    20,000        707,400
  + O'Reilly Automotive........................    43,200      1,382,832
    Outback Steakhouse.........................    10,400        432,744
    PETsMART...................................    35,400        908,364
    Ross Stores................................    34,900      1,008,610
    Staples....................................    40,800        926,568
    Tiffany & Co...............................    40,700      1,558,403
    TJX........................................    64,600      1,500,658
  + Williams-Sonoma............................    30,700      1,324,705
                                                             -----------
                                                              16,267,639
                                                             -----------
    TELECOMMUNICATIONS-2.70%
  + American Tower Class A.....................    76,300      2,067,730
  + Crown Castle International.................    84,100      2,263,131
  + Juniper Networks...........................    53,700      1,197,510

                           Aggressive Growth Fund- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-AGGRESSIVE GROWTH FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                 NUMBER OF     MARKET
                                                  SHARES        VALUE
    COMMON STOCK (CONTINUED)
    TELECOMMUNICATIONS (CONTINUED)
  + NeuStar Class A............................    13,100    $   399,419
  + NII Holdings Class B.......................    37,000      1,616,160
                                                             -----------
                                                               7,543,950
                                                             -----------
    TEXTILES, APPAREL & FURNITURE-1.70%
    Cintas.....................................    31,800      1,309,524
  + Coach......................................    34,400      1,146,896
    Harman International.......................    14,000      1,369,900
    HNI........................................    16,500        906,345
                                                             -----------
                                                               4,732,665
                                                             -----------
    TRANSPORTATION & SHIPPING-2.60%
    C.H. Robinson Worldwide....................    38,000      1,407,140
    Expeditors International...................    24,000      1,620,240

                                                 NUMBER OF     MARKET
                                                  SHARES        VALUE
    COMMON STOCK (CONTINUED)
    TRANSPORTATION & SHIPPING (CONTINUED)
    Landstar System............................    23,400    $   976,716
    SkyWest....................................    36,700        985,762
    Southwest Airlines.........................    56,500        928,295
    UTi Worldwide..............................    14,300      1,327,612
                                                             -----------
                                                               7,245,765
                                                             -----------
    TOTAL COMMON STOCK
     (COST $224,139,826).......................              278,619,070
                                                             -----------
    SHORT-TERM INVESTMENTS-0.72%
  * T. Rowe Price Reserve Investment Fund......  2,022,502     2,022,502
                                                             -----------
    TOTAL SHORT-TERM INVESTMENTS
     (COST $2,022,502).........................                2,022,502
                                                             -----------

TOTAL MARKET VALUE OF SECURITIES-100.50% (COST
 $226,162,328)..............................................    280,641,572
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.50%).....     (1,412,822)
                                                              -------------
NET ASSETS APPLICABLE TO 25,799,935 SHARES
 OUTSTANDING-100.00%........................................  $ 279,228,750
                                                              =============
NET ASSET VALUE-AGGRESSIVE GROWTH FUND STANDARD CLASS
 ($272,837,774 / 25,205,636 SHARES).........................        $10.824
                                                              =============
NET ASSET VALUE-AGGRESSIVE GROWTH FUND SERVICE CLASS
 ($6,390,976 / 594,299 SHARES)..............................        $10.754
                                                              =============
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2005:
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $ 438,898,213
Accumulated net realized loss on investments................   (214,148,712)
Net unrealized appreciation of investments and foreign
 currencies.................................................     54,479,249
                                                              -------------
Total net assets............................................  $ 279,228,750
                                                              =============

------------------
+Non-income producing security for the year ended December 31, 2005.

*Considered an affiliated company. See Note 2 in "Notes to Financial
 Statements."

ADR-American Depositary Receipts

                             See accompanying notes

                           Aggressive Growth Fund- 7

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
AGGRESSIVE GROWTH FUND
STATEMENT OF OPERATIONS
Year Ended December 31, 2005


INVESTMENT INCOME:
Dividends................................................  $ 1,577,994
Income from investments in affiliated companies..........       13,574
Foreign tax withheld.....................................       (3,850)
                                                           -----------
                                                             1,587,718
                                                           -----------
EXPENSES:
Management fees..........................................    1,920,473
Accounting and administration expenses...................      168,695
Reports and statements to shareholders...................       92,267
Professional fees........................................       37,027
Custodian fees...........................................       12,915
Trustees' fees...........................................       10,707
Distribution expenses-Service Class......................        9,547
Other....................................................       31,837
                                                           -----------
                                                             2,283,468
Less expense paid indirectly.............................         (163)
                                                           -----------
Total expenses...........................................    2,283,305
                                                           -----------
NET INVESTMENT LOSS......................................     (695,587)
                                                           -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments.........................   13,478,571
Net change in unrealized appreciation/depreciation of
 investments.............................................   11,517,681
                                                           -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS..........   24,996,252
                                                           -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....  $24,300,665
                                                           ===========

                             See accompanying notes

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
AGGRESSIVE GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                    YEAR ENDED
                                              12/31/05       12/31/04
                                            ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
Net investment loss.......................  $   (695,587)  $ (1,142,799)
Net realized gain on investments..........    13,478,571     41,601,308
Net change in unrealized
 appreciation/depreciation of
 investments..............................    11,517,681     (7,028,646)
                                            ------------   ------------
Net increase in net assets resulting from
 operations...............................    24,300,665     33,429,863
                                            ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class...........................    17,986,163      6,839,662
 Service Class............................     4,874,390      1,587,303
                                            ------------   ------------
                                              22,860,553      8,426,965
                                            ------------   ------------
Cost of shares repurchased:
 Standard Class...........................   (38,143,909)   (38,346,291)
 Service Class............................    (1,183,454)      (259,894)
                                            ------------   ------------
                                             (39,327,363)   (38,606,185)
                                            ------------   ------------
Decrease in net assets derived from
 capital share transactions...............   (16,466,810)   (30,179,220)
                                            ------------   ------------
NET INCREASE IN NET ASSETS................     7,833,855      3,250,643
NET ASSETS:
Beginning of year.........................   271,394,895    268,144,252
                                            ------------   ------------
End of year (there was no undistributed
 net investment income at either year
 end).....................................  $279,228,750   $271,394,895
                                            ============   ============

                             See accompanying notes

                           Aggressive Growth Fund- 8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-AGGRESSIVE GROWTH FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                       AGGRESSIVE GROWTH FUND STANDARD CLASS
                                                                                     YEAR ENDED
                                                   12/31/05        12/31/04(1)        12/31/03(2)        12/31/02        12/31/01
                                                   ------------------------------------------------------------------------------
Net asset value, beginning of period.............  $  9.857          $  8.672           $  6.539         $  9.371        $ 17.644

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(3)...........................    (0.026)           (0.039)            (0.029)          (0.036)         (0.043)
Net realized and unrealized gain (loss) on
 investments.....................................     0.993             1.224              2.162           (2.796)         (5.119)
                                                   --------          --------           --------         --------        --------
Total from investment operations.................     0.967             1.185              2.133           (2.832)         (5.162)
                                                   --------          --------           --------         --------        --------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments.................        --                --                 --               --          (3.111)
                                                   --------          --------           --------         --------        --------
Total dividends and distributions................        --                --                 --               --          (3.111)
                                                   --------          --------           --------         --------        --------

Net asset value, end of period...................  $ 10.824          $  9.857           $  8.672         $  6.539        $  9.371
                                                   ========          ========           ========         ========        ========

Total return(4)..................................     9.81%            13.66%             32.62%          (30.22%)        (33.29%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)..........  $272,838          $269,192           $267,451         $213,893        $352,865
Ratio of expenses to average net assets..........     0.87%             0.91%              0.90%            0.87%           0.81%
Ratio of net investment loss to average net
 assets..........................................    (0.26%)           (0.44%)            (0.39%)          (0.47%)         (0.40%)
Portfolio turnover...............................       38%              106%                94%              77%            112%

------------------
(1)Commencing January 1, 2004, T. Rowe Price replaced Putnam Investments as the Fund's sub-adviser.

(2)Effective April 30, 2003, the Lincoln National Aggressive Growth Fund, Inc. was merged into the Aggressive Growth Fund. The financial highlights for periods prior to April 30, 2003 reflect the performance history of the Lincoln National Aggressive Growth Fund, Inc.

(3)The average shares outstanding method has been applied for per share information.

(4)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

                             See accompanying notes

                           Aggressive Growth Fund- 9

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-AGGRESSIVE GROWTH FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                             AGGRESSIVE GROWTH FUND SERVICE CLASS
                                                                                            5/15/03(2)
                                                                YEAR ENDED                      TO
                                                        12/31/05        12/31/04(1)          12/31/03
                                                        -----------------------------------------------
Net asset value, beginning of period..................  $ 9.817            $8.659             $7.172

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(3)................................   (0.051)           (0.061)            (0.029)
Net realized and unrealized gain on investments.......    0.988             1.219              1.516
                                                        -------            ------             ------
Total from investment operations......................    0.937             1.158              1.487
                                                        -------            ------             ------

Net asset value, end of period........................  $10.754            $9.817             $8.659
                                                        =======            ======             ======

Total return(4).......................................    9.54%            13.37%             20.73%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)...............  $ 6,391            $2,203             $  693
Ratio of expenses to average net assets...............    1.12%             1.16%              1.11%
Ratio of net investment loss to average net assets....   (0.51%)           (0.69%)            (0.57%)
Portfolio turnover....................................      38%              106%                94%(5)

------------------
(1)Commencing January 1, 2004, T. Rowe Price replaced Putnam Investments as the Fund's sub-adviser.

(2)Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(3)The average shares outstanding method has been applied for per share information.

(4)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

(5)The portfolio turnover is representative for the entire Fund for the year ended December 31, 2003.

                             See accompanying notes

                           Aggressive Growth Fund- 10

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-AGGRESSIVE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2005

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware statutory trust and consists of 18 series: Aggressive Growth Fund, Bond Fund, Capital Appreciation Fund, Core Fund, Equity-Income Fund, Global Asset Allocation Fund, Growth Fund, Growth and Income Fund, Growth Opportunities Fund, International Fund, Managed Fund, Money Market Fund, Social Awareness Fund, Special Opportunities Fund, Conservative Profile Fund, Moderate Profile Fund, Moderately Aggressive Profile Fund and Aggressive Profile Fund. These financial statements and the related notes pertain to the Aggressive Growth Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Trust's shares are sold directly or indirectly to The Lincoln National Life Insurance Company ("Lincoln Life") and its affiliates (collectively, the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $758 for the year ended December 31, 2005.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under the above arrangement is included under custodian fees on the Statement of Operations with the expense offset shown as "expense paid indirectly."

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment adviser. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at an annual rate of 0.75% of the first $200 million of the average daily net assets of the Fund, 0.70% of the next $200 million, and 0.65% of the average daily net assets of the Fund in excess of $400 million.

Effective October 1, 2005, DMC has contractually agreed to waive a portion of its advisory fee through April 30, 2007. The waiver amount is 0.05% of average daily net assets of the Fund in excess of $750 million.

T. Rowe Price (the "Sub-Advisor') is responsible for the day-to-day management of the Fund's investment portfolio. For these services, DMC, not the Fund, pays the Sub-Advisor 0.50% of the first $250 million of the Fund's average daily net assets, 0.45% of the next $500 million, and 0.40% of any excess of the Fund's average daily net assets over $750 million. Prior to October 1, 2005, DMC, not the Fund, paid the Sub-Advisor 0.50% for the first $250 million of the Fund's average daily net assets and 0.45% of any excess of the Fund's average daily net assets over $250 million.

                           Aggressive Growth Fund- 11

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-AGGRESSIVE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the year ended December 31, 2005, fees for these services amounted to $125,368.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of DMC, provides various administrative services necessary for the operation of the Fund. For these services, the Fund pays Lincoln Life an annual fee of $25,000 plus the cost of certain support services, such as legal and corporate secretary services. For the year ended December 31, 2005, fees for these support services amounted to $18,327.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

At December 31, 2005, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to DMC..............................  $176,209
Accounting and Administration Fees Payable to DSC...........    21,882
Administration Fees Payable to Lincoln Life.................     2,082
Distribution Fees Payable to the Companies..................     1,347

The Fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by T. Rowe Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. For the year ended December 31, 2005, the Fund received distributions from the Reserve Funds of $13,574.

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the year ended December 31, 2005, the Fund made purchases of $99,932,845 and sales of $115,942,195 of investment securities other than short-term investments.

At December 31, 2005, the cost of investments for federal income tax purposes was $227,457,585. At December 31, 2005, net unrealized appreciation was $53,183,987, of which $63,634,858 related to unrealized appreciation of investments and $10,450,871 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no distributions paid during the years ended December 31, 2005 and 2004.

As of December 31, 2005, the components of net assets on a tax basis were as follows:

Shares of beneficial interest...........................   $ 438,898,213
Capital loss carryforwards..............................    (212,853,455)
Unrealized appreciation of investments and foreign
 currencies.............................................      53,183,992
                                                           -------------
Net assets..............................................   $ 279,228,750
                                                           =============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2005, the Fund recorded the following reclassifications.

 ACCUMULATED NET             PAID-IN
 INVESTMENT LOSS             CAPITAL
 ---------------             -------
    $695,587                $(695,587)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $13,138,056 was utilized in 2005. Capital loss carryforwards remaining at December 31, 2005 will expire as follows: $120,856,683 expires in 2009, $76,089,467 expires in 2010 and
$15,907,305 expires in 2011.

                           Aggressive Growth Fund- 12

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-AGGRESSIVE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                YEAR              YEAR
                                               ENDED             ENDED
                                              12/31/05          12/31/04
                                             ----------        ----------
Shares sold:
 Standard Class............................   1,751,914           758,033
 Service Class.............................     486,950           174,067
                                             ----------        ----------
                                              2,238,864           932,100
                                             ----------        ----------
Shares repurchased:
 Standard Class............................  (3,855,549)       (4,288,961)
 Service Class.............................    (117,062)          (29,720)
                                             ----------        ----------
                                             (3,972,611)       (4,318,681)
                                             ----------        ----------
Net decrease...............................  (1,733,747)       (3,386,581)
                                             ==========        ==========

6. MARKET RISK
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of small- and mid-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

7. LINE OF CREDIT
The Fund, along with certain other series in the Trust (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the agreement. The Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at December 31, 2005, or at any time during the year.

8. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

                           Aggressive Growth Fund- 13

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Lincoln Variable Insurance Products Trust-Aggressive Growth Fund

We have audited the accompanying statement of net assets of the Aggressive Growth Fund (one of the series constituting Lincoln Variable Insurance Products Trust) (the "Fund") as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Aggressive Growth Fund of Lincoln Variable Insurance Products Trust at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                        [ERNST & YOUNG LLP]

Philadelphia, Pennsylvania
February 10, 2006

                           Aggressive Growth Fund- 14

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-AGGRESSIVE GROWTH FUND
OTHER FUND INFORMATION
APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

On August 15, 2005, the Board of Trustees of the Aggressive Growth Fund (the "Fund"), met to consider, among other things, the renewal of the advisory and sub-advisory agreements for the Fund. Following presentations from Lincoln Fund Management, the Independent Trustees of the Trust met in executive session to consider the approval of the advisory agreement with Delaware Management Company ("DMC"), a series of Delaware Management Business Trust, and the sub-advisory agreement with T. Rowe Price Associates, Inc. ("TRP").

The Independent Trustees reviewed materials provided by Lincoln Fund Management, DMC and TRP prior to the meeting. In addition, the Independent Trustees reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment advisory and sub-advisory agreements and the factors they should consider in renewing such agreements. Prior to and during a portion of the meeting, the Independent Trustees and their independent legal counsel met separately from management to consider renewal of the investment advisory agreement and the sub-advisory agreement.

In considering approval of the renewal of the advisory agreement and the sub-advisory agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered all factors together. The Independent Trustees considered the following factors and reached the following conclusions with respect to their review of the advisory and sub-advisory agreements.

ADVISORY AGREEMENT

In considering the renewal of the Fund's investment advisory agreement with DMC, the Independent Trustees considered the nature, extent and quality of services provided by DMC for the Fund and considered its response to various inquiries, including the list of services provided by DMC when serving as investment adviser and overseeing the sub-adviser, information about its investment staff, DMC's Form ADV and compliance matters. The Independent Trustees considered the delegation of day-to-day portfolio management responsibility to TRP. The Independent Trustees considered that the Fund had been underperforming relative to the average of its Lipper peer group and a securities market index for a period of time and noted that DMC was engaged in ongoing discussions with TRP concerning the factors contributing to the comparative underperformance and steps being taken to improve performance and further noted a recent improvement in performance. The Independent Trustees concluded that the services provided by DMC were acceptable.

The Independent Trustees reviewed the advisory fee and the total expense ratio for the Fund compared to management fees and total expense ratio information of the Fund's Lipper peer group. The Board was provided information on the advisory fee DMC charges to other funds and its institutional account fee schedule. The Independent Trustees considered that the Fund's advisory fee and total expense ratio were below the average of the Fund's peer group and concluded that the advisory fee was reasonable. They also considered the profitability to DMC with respect to the Fund on a pre-tax basis and concluded that the profitability of DMC in connection with the management of the Fund was not unreasonable. The Independent Trustees considered the Fund's advisory fee schedule and the Fund's asset size, noted that the fee schedule contains breakpoints, and concluded that the fee schedule reflects a sharing with the Fund of any economies of scale. They reviewed materials provided by DMC as to any additional benefits it receives and noted DMC's representation that it may enjoy increased business from shareholders who are familiar with the organization.

At the August 15th meeting, the full Board (a) concurred with the conclusions of the Independent Trustees and (b) approved the advisory agreement and the fees and other amounts to be paid under the agreement.

SUB-ADVISORY AGREEMENT

In considering the renewal of the sub-advisory agreement between DMC and TRP on behalf of the Fund, the Independent Trustees considered the nature, extent and quality of services provided by TRP under the sub-advisory agreement. They considered the services provided by TRP, the experience of the investment professionals servicing the Fund and the reputation, resources and investment approach of TRP. They noted the Fund's relative underperformance (as described above) and took into account the factors contributing to such underperformance and steps being taken to improve performance, noted a recent improvement in performance and concluded that the services provided by TRP were acceptable. The Independent Trustees considered the sub-advisory fee schedule under the sub-advisory agreement and how it related to the overall fee structure of the Fund and the fee rates charged to other registered funds managed by TRP and its standard advisory fee schedule and concluded that the sub-advisory fee was reasonable. The Independent Trustees considered that the sub-advisory fee schedule was negotiated at arm's length between DMC and TRP, an unaffiliated third party, and that DMC compensates TRP from its fees, and they reviewed financial statements provided by TRP. As part of their review of the sub-advisory agreement, the Independent Trustees considered whether the Fund would benefit from any economies of scale. The Independent Trustees noted that the advisory agreement with DMC included breakpoints and concluded that the overall structure was designed to share economies of scale with shareholders.

At the August 15th meeting, the full Board (a) concurred with the conclusions of the Independent Trustees and (b) approved the sub-advisory agreement and the fees and other amounts to be paid under the agreement.

                           Aggressive Growth Fund- 15

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-AGGRESSIVE GROWTH FUND
OTHER FUND INFORMATION (CONTINUED)

OFFICER/TRUSTEE INFORMATION

                            POSITION(S)    TERM OF OFFICE
    NAME, ADDRESS AND        HELD WITH      AND LENGTH OF                      PRINCIPAL OCCUPATION(S)
      YEAR OF BIRTH          THE TRUST     TIME SERVED(2)                     DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
Kelly D. Clevenger(1)       Chairman,    Chairman since       Vice President, The Lincoln National Life Insurance
1300 S. Clinton Street      President    August 1995;         Company; Executive Vice President, Lincoln Retirement
Fort Wayne, IN 46802        and Trustee  President and        Services Company, LLC; Second Vice President, Lincoln Life
YOB: 1952                                Trustee since        & Annuity Company of New York
                                         November 1994
Janet C. Chrzan(1)          Advisory     Advisory Trustee     Vice President, The Lincoln National Life Insurance
1300 S. Clinton Street      Trustee      since May 2004; and  Company; formerly Chief Financial Officer and Director of
Fort Wayne, IN 46802                     formerly Trustee     The Lincoln National Life Insurance Company; Vice
YOB: 1948                                since August 2003    President and Treasurer, Lincoln National Corporation
                                                              (insurance holding company); Chief Financial Officer and
                                                              Second Vice President, Lincoln Life & Annuity Company of
                                                              New York; Treasurer and Assistant Secretary, Lincoln
                                                              Financial Group Foundation, Inc.
Nancy L. Frisby             Trustee      Trustee since April  Vice President and Chief Financial Officer, DeSoto
1300 S. Clinton Street                   1992                 Memorial Hospital; formerly Chief Financial Officer,
Fort Wayne, IN 46802                                          Bascom Palmer Eye Institute, University of Miami School of
YOB: 1941                                                     Medicine; formerly Vice President and Chief Financial
                                                              Officer, St. Joseph Medical Center, Inc.
Kenneth G. Stella           Trustee      Trustee since        President, Indiana Hospital & Health Association
1300 S. Clinton Street                   February 1998
Fort Wayne, IN 46802
YOB: 1943
Gary D. Lemon               Advisory     Advisory Trustee     Instructor, Assistant Professor, Economics and Management,
1300 S. Clinton Street      Trustee      since November 2004  DePauw University
Fort Wayne, IN 46802
YOB: 1948
David H. Windley            Trustee      Trustee since        Director (Partner) Blue & Co., LLC
1300 S. Clinton Street                   August 2004
Fort Wayne, IN 46802
YOB: 1943
Eldon J. Summers(1)         Second Vice  Second Vice          Second Vice President and Treasurer, The Lincoln National
1300 S. Clinton Street      President    President and        Life Insurance Company
Fort Wayne, IN 46802        and          Treasurer since May
YOB: 1950                   Treasurer    2003
Cynthia A. Rose(1)          Secretary    Secretary since      Assistant Secretary, Lincoln National Corporation
1300 S. Clinton Street                   February 1995
Fort Wayne, IN 46802
YOB: 1954
Sheryl L. Sturgill(1)       Chief        Chief Accounting     Director of Separate Accounts Financial Operations,
1300 S. Clinton Street      Accounting   Officer since        Assistant Vice President, The Lincoln National Life
Fort Wayne, IN 46802        Officer      November 2003        Insurance Company; formerly Director of Compliance and
YOB: 1959                                                     Business Consulting, Lincoln National Reassurance Company
Rise' C.M. Taylor(1)        Vice         Vice President,      Vice President, Assistant Treasurer, and Assistant
1300 S. Clinton Street      President    Assistant            Secretary, The Lincoln National Life Insurance Company;
Fort Wayne, IN 46802        and          Treasurer, and       Second Vice President and Assistant Treasurer, Lincoln
YOB: 1967                   Assistant    Assistant Secretary  Life & Annuity Company of New York; formerly Investment
                            Treasurer    since August 2003    Portfolio Manager, Lincoln Investment Management

                             NUMBER OF
                             FUNDS IN
                               TRUST
                              COMPLEX
    NAME, ADDRESS AND       OVERSEEN BY    OTHER DIRECTORSHIPS
      YEAR OF BIRTH           TRUSTEE        HELD BY TRUSTEE
--------------------------  ------------------------------------
Kelly D. Clevenger(1)           19       Lincoln Retirement
1300 S. Clinton Street                   Services Company, LLC
Fort Wayne, IN 46802
YOB: 1952
Janet C. Chrzan(1)              19       The Administrative
1300 S. Clinton Street                   Management Group, Inc.;
Fort Wayne, IN 46802                     Lincoln Life Improved
YOB: 1948                                Housing, Inc.
Nancy L. Frisby                 19       N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1941
Kenneth G. Stella               19       First National Bank &
1300 S. Clinton Street                   Trust
Fort Wayne, IN 46802
YOB: 1943
Gary D. Lemon                   19       N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1948
David H. Windley                19       Meridian Investment
1300 S. Clinton Street                   Advisors, Inc.; Eureka
Fort Wayne, IN 46802                     College; Indiana Health
YOB: 1943                                Facility
Eldon J. Summers(1)             N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1950
Cynthia A. Rose(1)              N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1954
Sheryl L. Sturgill(1)           N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1959
Rise' C.M. Taylor(1)            N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1967

                           Aggressive Growth Fund- 16

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-AGGRESSIVE GROWTH FUND
OTHER FUND INFORMATION (CONTINUED)

                            POSITION(S)    TERM OF OFFICE
    NAME, ADDRESS AND        HELD WITH      AND LENGTH OF                      PRINCIPAL OCCUPATION(S)
      YEAR OF BIRTH          THE TRUST     TIME SERVED(2)                     DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
James Blake(1)              Chief        Chief Compliance     Assistant Vice President and Senior Compliance Officer,
1300 S. Clinton Street      Compliance   Officer since        Delaware Investments; formerly Client Trading Manager,
Fort Wayne, IN 46802        Officer      November 2005        Loomis Sayles & Company, LP
YOB: 1963

                             NUMBER OF
                             FUNDS IN
                               TRUST
                              COMPLEX
    NAME, ADDRESS AND       OVERSEEN BY    OTHER DIRECTORSHIPS
      YEAR OF BIRTH           TRUSTEE        HELD BY TRUSTEE
--------------------------  ------------------------------------
James Blake(1)                  N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1963

------------------
Additional information on the officers and trustees can be found in the Statement of Additional Information ("SAI") to the Trust's prospectus. To obtain a free copy of the SAI, write: Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). The SAI is also available on the SEC's web site (http://www.sec.gov).

(1) All of the executive officers are "interested persons" of the Trust, as that term is defined by Section 2(a)(19) of the 1940 Act, by reason of their being officers of the Trust.

(2) The officers and trustees hold their position with the Trust until retirement or resignation. The Bylaws of the Trust do not specify a term of office.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.

                           Aggressive Growth Fund- 17

                                   BOND FUND

                          [DELAWARE INVESTMENTS LOGO]

                               Lincoln Variable
                               Insurance Products Trust-
                               Bond Fund
                               Annual Report
                               December 31, 2005

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND

INDEX

COMMENTARY
DISCLOSURE OF FUND EXPENSES
SECTOR ALLOCATION
STATEMENT OF NET ASSETS
STATEMENT OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
OTHER FUND INFORMATION
OFFICER/TRUSTEE INFORMATION

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
BOND FUND
ANNUAL REPORT COMMENTARY
For the year ended December 31, 2005

Managed by:

                                                     (DELAWARE INVESTMENTS LOGO)

The Fund returned 2.6% (Standard Class shares with distributions reinvested) for the year ended December 31, 2005, while its benchmark index, the Lehman Brothers Government/Credit Index*, returned 2.4%.

2005 proved to be a difficult one for fixed-income investments. Short-term and long-term Treasury rates moved in opposite directions again in 2005 and the yield curve finished the year inverted (2-year/10-year). The Federal Reserve continued its "measured" rate hike policy during the year (25 basis points at each of the 8 meetings), leaving the Fed Funds rate at 4.25% and forcing short-term rates higher. The long-end continued to find support with a lack of supply and speculation that future pension reform would drive demand.

High grade corporate bonds performed poorly in 2005, as the market was led down by the troubled automotive sector. In addition to the downgrading of General Motors and Ford Motor to below investment grade status, high grade corporate bonds also faced the pressure of leveraged buyouts and shareholder friendly corporate initiatives pushing spreads wider on the year. Away from fundamentals, lower supply and increased foreign demand provided a favorable technical backdrop to the market. High Yield, in contrast, outperformed as investors continued to move down the quality spectrum in search of yield in a low interest rate, low volatility environment.

The Fund's performance slightly exceeded that of its benchmark index for the year. Our sector decision to reduce exposure to investment grade credit contributed positively to return as corporate bonds underperformed US Government securities in 2005. However, our lower quality bias detracted from performance as triple-B rated securities were the worst performers. Non-index mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS) all contributed positively to the Fund's excess return as investors favored the higher quality spread sectors. Finally, the Fund's exposure to Treasury inflation protected securities (TIPS) detracted from performance as breakeven spreads narrowed.

Delaware Investments believes that the U.S. economy will continue to grow in 2006, but at a slower pace. While we remain mindful of global deflationary pressures (mainly China), we believe that inflation will have a more permanent effect on the U.S. economy. We believe that volatility may begin to rise from its historically low levels as the market begins to re-evaluate risk. Amid this economic backdrop, and fairly rich spread valuations, Delaware Investments expects to remain more cautious in non-Treasury sectors.

Ryan K. Brist
Delaware Investments

Growth of $10,000 invested 12/31/95 through 12/31/05
(LINE GRAPH)

                                                                  BOND FUND STANDARD CLASS               LEHMAN BROTHERS
                                                                           SHARES                    GOVERNMENT/CREDIT INDEX
                                                                  ------------------------           -----------------------
12/31/95                                                                  10000.00                           10000.00
                                                                          10231.00                           10290.00
                                                                          11184.00                           11294.00
                                                                          12253.00                           12364.00
                                                                          11852.00                           12099.00
                                                                          13143.00                           13533.00
                                                                          14349.00                           14683.00
                                                                          15803.00                           16304.00
                                                                          16953.00                           17065.00
                                                                          17852.00                           17780.00
12/31/05                                                                  18323.00                           18202.00

This chart illustrates, hypothetically, that $10,000 was invested in the Bond Fund Standard Class shares on 12/31/95. As the chart shows, by December 31, 2005, the value of the investment at net asset value, with any dividends and distributions reinvested, would have grown to $18,323. For comparison, look at how the Lehman Brothers Government/Credit Index did over the same period. The same $10,000 investment would have grown to $18,202. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index. An expense waiver was in effect for the Fund during the periods shown. Performance would have been lower had the expense waiver not been in effect.

Average annual total returns
on investment                                  Ended
Standard Class Shares                          12/31/05
-------------------------------------------------------
One Year                                         +2.64%
-------------------------------------------------------
Five Years                                       +6.87%
-------------------------------------------------------
Ten Years                                        +6.24%
-------------------------------------------------------

The Service Class shares total return was 2.39% for the year ended 12/31/05 and its average annual total return was 3.42% for the period from 5/15/03 (commencement of operations) to 12/31/05.

* Lehman Brothers Government/Credit Index measures performance of diversified, investment grade, bond issues.

                                  Bond Fund- 1

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
BOND FUND

DISCLOSURE
     OF FUND EXPENSES
FOR THE PERIOD JULY 1, 2005 TO DECEMBER 31, 2005

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Fund, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                    Expenses
                             Beginning     Ending                  Paid During
                              Account      Account    Annualized     Period
                               Value        Value      Expense      7/1/05 to
                               7/1/05     12/31/05      Ratios      12/31/05*
------------------------------------------------------------------------------
ACTUAL FUND RETURN
Standard Class               $1,000.00    $  996.10     0.41%         $2.06
Service Class                 1,000.00       995.00     0.66%          3.32
------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class               $1,000.00    $1,023.14     0.41%         $2.09
Service Class                 1,000.00     1,021.88     0.66%          3.36
------------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                                  Bond Fund- 2

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
BOND FUND

SECTOR ALLOCATION
AS OF DECEMBER 31, 2005

Sector designations may be different than the sector designations presented in other Fund materials.

                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
AGENCY ASSET-BACKED SECURITIES                                  0.25%
------------------------------------------------------------------------
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                      3.68%
------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES                               3.53%
------------------------------------------------------------------------
AGENCY OBLIGATIONS                                              1.50%
------------------------------------------------------------------------
COLLATERALIZED DEBT OBLIGATIONS                                 0.70%
------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES                           5.47%
------------------------------------------------------------------------
CORPORATE BONDS                                                41.57%
------------------------------------------------------------------------
Banking                                                         3.90%
Basic Industry                                                  1.64%
Brokerage                                                       1.88%
Capital Goods                                                   0.59%
Communications                                                  5.14%
Consumer Cyclical                                               4.27%
Consumer Non-Cyclical                                           3.82%
Electric                                                        5.51%
Energy                                                          0.89%
Finance                                                         3.61%
Insurance                                                       5.36%
Natural Gas                                                     2.51%
Real Estate                                                     0.29%
Technology                                                      0.43%
Transportation                                                  1.73%
------------------------------------------------------------------------
FOREIGN AGENCIES                                                0.24%
------------------------------------------------------------------------
MUNICIPAL BONDS                                                 3.29%
------------------------------------------------------------------------
NON-AGENCY ASSET-BACKED SECURITIES                              3.43%
------------------------------------------------------------------------
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                 12.14%
------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS                                      21.21%
------------------------------------------------------------------------
WARRANT                                                         0.00%
------------------------------------------------------------------------
COMMERCIAL PAPER                                                4.94%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              101.95%
------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                (1.95%)
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

                                  Bond Fund- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
STATEMENT OF NET ASSETS
December 31, 2005

                                               PRINCIPAL       MARKET
                                                AMOUNT         VALUE
                                               (U.S. $)       (U.S. $)
     AGENCY ASSET-BACKED SECURITIES-0.25%
  -- Fannie Mae Grantor Trust
      Series 2004-T4 A2 3.93% 2/25/20.......  $   768,403   $    765,998
      Series 2004-T4 A3 4.42% 8/25/24.......    2,395,000      2,384,760
                                                            ------------
     TOTAL AGENCY ASSET-BACKED SECURITIES
      (COST $3,166,886).....................                   3,150,758
                                                            ------------
     AGENCY COLLATERALIZED MORTGAGE
      OBLIGATIONS-3.68%
     Fannie Mae
      Series 2003-122 AJ
      4.50% 2/25/28.........................    1,941,681      1,899,784
      Series 2005-110 MB
      5.50% 9/25/35.........................    3,110,000      3,135,941
     Fannie Mae Grantor Trust
      Series 2001-T8 A2
      9.50% 7/25/41.........................    1,087,633      1,182,598
     Fannie Mae Whole Loan
      Series 2004-W3 A2
      3.75% 5/25/34.........................    5,060,000      5,002,752
      Series 2004-W9 2A1
      6.50% 2/25/44.........................    2,337,371      2,394,104
     Freddie Mac
      Series 2550 QX
      4.75% 6/15/27.........................    2,170,000      2,160,618
      Series 2662 MA
      4.50% 10/15/31........................    3,449,983      3,388,306
      Series 2872 GC
      5.00% 11/15/29........................    3,005,000      2,950,762
      Series 2890 PC
      5.00% 7/15/30.........................    3,780,000      3,715,291
      Series 2915 KP
      5.00% 11/15/29........................    2,920,000      2,869,275
      Series 3022 MB
      5.00% 12/15/28........................    5,770,000      5,707,686
      Series 3063 PC
      5.00% 2/15/29.........................    3,900,000      3,849,989
     Freddie Mac Structured Pass Through
      Securities Series T-58 2A
      6.50% 9/25/43.........................    1,780,504      1,824,089
     Government National Mortgage
      Association
      Series 2002-61 BA
      4.648% 3/16/26........................    1,317,723      1,304,917
      Series 2002-62 B
      4.763% 1/16/25........................    1,770,000      1,755,636
      Series 2003-5 B
      4.486% 10/16/25.......................    3,580,000      3,503,598
                                                            ------------
     TOTAL AGENCY COLLATERALIZED MORTGAGE
      OBLIGATIONS
      (COST $47,199,938)....................                  46,645,346
                                                            ------------

                                               PRINCIPAL       MARKET
                                                AMOUNT         VALUE
                                               (U.S. $)       (U.S. $)
     AGENCY MORTGAGE-BACKED SECURITIES-3.53%
     Fannie Mae
      5.73% 12/1/08.........................  $ 1,730,893   $  1,762,806
      6.50% 8/1/17..........................    1,663,804      1,706,959
     Fannie Mae Relocation 15 yr
      4.00% 9/1/20..........................    6,693,018      6,412,748
     Fannie Mae Relocation 30 yr
      4.00% 3/1/35..........................    3,169,377      2,906,913
      5.00% 1/1/34..........................    1,716,312      1,678,768
      5.00% 10/1/35.........................    3,794,438      3,704,320
     Fannie Mae S.F. 15 yr
      6.00% 4/1/17..........................      305,535        312,410
     Fannie Mae S.F. 15 yr TBA
      4.50% 1/1/21..........................    7,480,000      7,278,974
      5.00% 1/1/21..........................      590,000        583,731
     Fannie Mae S.F. 30 yr
      5.50% 3/1/29..........................    2,773,630      2,755,429
      5.50% 4/1/29..........................    5,072,992      5,039,700
      7.50% 4/1/32..........................       76,065         79,702
      7.50% 11/1/34.........................      510,393        534,796
     Fannie Mae S.F. 30 yr TBA
      5.00% 1/1/36..........................    3,005,000      2,912,033
  -- Freddie Mac ARM
      3.733% 4/1/34.........................    1,921,824      1,932,634
     Freddie Mac Relocation 30 yr
      5.00% 9/1/33..........................    3,288,543      3,227,910
     Freddie Mac S.F. 15 yr
      4.00% 2/1/14..........................    2,062,258      1,975,901
                                                            ------------
     TOTAL AGENCY MORTGAGE-BACKED SECURITIES
      (COST $45,003,582)....................                  44,805,734
                                                            ------------
     AGENCY OBLIGATIONS-1.50%
     Fannie Mae
      3.125% 12/15/07.......................    2,585,000      2,509,154
  ##  5.837% 10/9/19........................    1,145,000        557,628
     Federal Home Loan Bank
      3.50% 9/15/06.........................      785,000        778,653
      4.25% 9/14/07.........................   12,195,000     12,098,818
  ## Financing Corporation Principal Strip
      PRN 2
      5.031% 11/30/17.......................    5,340,000      3,020,400
                                                            ------------
     TOTAL AGENCY OBLIGATIONS (COST
      $18,905,001)..........................                  18,964,653
                                                            ------------
     COLLATERALIZED DEBT OBLIGATIONS-0.70%
 =@# Alliance Capital Funding CBO Series 1
      A3 144A
      5.84% 2/15/10.........................      457,074        457,074
  =@ Batterson Park CBO Series 1A A4 CBO
      6.13% 1/2/11..........................      144,255        144,255
 =@# Juniper CBO Series 1999-1A A1 144A
      6.83% 4/15/11.........................    2,924,152      2,953,394

                                  Bond Fund- 4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                               PRINCIPAL       MARKET
                                                AMOUNT         VALUE
                                               (U.S. $)       (U.S. $)
     COLLATERALIZED DEBT OBLIGATIONS (CONTINUED)
 =@# Magnetite Asset Investor CDO Series 3
      C1 144A
      8.786% 1/31/08........................  $   750,000   $    759,825
 =@# ML CBO Series 1999-PUTNUM-1 144A
      7.515% 8/10/11........................    1,256,884      1,281,645
=@ -- # RHYNO CBO Delaware Series 1997-1 A2
      144A
      6.33% 9/15/09.........................      797,110        800,099
 =@# Sankaty Market Value CDO Series 3 B1
      144A
      7.379% 4/30/09........................    1,920,000      1,930,752
 =@# Travelers Funding Limited CBO Series 1A
      A2 144A
      6.35% 2/18/14.........................      500,000        504,691
                                                            ------------
     TOTAL COLLATERALIZED DEBT OBLIGATIONS
      (COST $9,110,862).....................                   8,831,735
                                                            ------------
     COMMERCIAL MORTGAGE-BACKED SECURITIES-5.47%
     Bank of America Commercial Mortgage
      Securities
      Series 2004-5 A3
      4.561% 11/10/41.......................    2,015,000      1,958,210
      Series 2005-1 A3
      4.877% 11/10/42.......................    1,465,000      1,453,866
   # Bear Stearns Commercial Mortgage
      Securities Series 2004-ESA E 144A
      5.064% 5/14/16........................    3,280,000      3,285,045
  -- Citigroup/Deutsche Bank Commercial
      Mortgage Trust Series 2005-CD1 AJ
      5.225% 7/15/44........................    1,315,000      1,313,820
   # Commercial Mortgage Pass Through
      Certificates Series 2001-J1A A2 144A
      6.457% 2/14/34........................    2,332,841      2,446,674
   # Crown Castle Towers Series 2005-1A C
      144A
      5.074% 6/15/35........................    1,685,000      1,654,470
     General Electric Capital Commercial
      Mortgage Trust
      Series 2002-1A A3
      6.269% 12/10/35.......................    1,605,000      1,700,100
      Series 2005-C2 A2
      4.706% 5/10/43........................    1,550,000      1,527,931
      Series 2005-C3 A3FX
      4.863% 7/10/45........................    1,835,000      1,818,604
  --  Series 2005-C4 A2
      5.305% 11/10/45.......................    4,640,000      4,684,950
     Greenwich Capital Commercial Funding
      Series 2005-GG3 A2
      4.305% 8/10/42........................      605,000        589,122
      Series 2005-GG5 A2
      5.117% 4/10/37........................    4,370,000      4,380,610
   # Hilton Hotel Pool Trust Series 2000
      HLTA A1 144A
      7.055% 10/3/15........................      996,019      1,046,990

                                               PRINCIPAL       MARKET
                                                AMOUNT         VALUE
                                               (U.S. $)       (U.S. $)
     COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
     JP Morgan Chase Commercial Mortgage
      Securities
      Series 2002-C1 A3
      5.376% 7/12/37........................  $ 2,975,000   $  3,016,270
      Series 2003-C1 A2
      4.985% 1/12/37........................    3,640,000      3,613,075
  --  Series 2005-CB11 A4
      5.335% 8/12/37........................    5,575,000      5,624,901
     LB-UBS Commercial Mortgage Trust
      Series 2002-C1 A4
      6.462% 3/15/31........................    3,305,000      3,542,034
      Series 2005-C5 A2
      4.885% 9/15/30........................    4,405,000      4,373,397
     Merrill Lynch Mortgage Trust
   #  Series 2002-MW1 J 144A
      5.695% 7/12/34........................      749,500        725,342
  --  Series 2004-BPC1 A3
      4.467% 10/12/41.......................    1,975,000      1,908,602
      Series 2005-CIP1 A2
      4.96% 7/12/38.........................    5,790,000      5,756,936
  --  Series 2005-CIP1 B
      5.101% 7/12/38........................    1,375,000      1,363,057
   #  Series 2005-GGP1 E 144A
      4.33% 11/15/10........................      625,000        616,937
   #  Series 2005-GGP1 F 144A
      4.35% 11/15/10........................      610,000        601,819
     Morgan Stanley Capital I
      Series 2005-HQ6 A2A
      4.882% 8/13/42........................    1,820,000      1,806,566
  --  Series 2005-HQ7 A4
      5.205% 11/14/42.......................    2,385,000      2,404,879
 -- # STRIPs III Series 2003-1A 144A
      3.308% 3/24/18........................    3,751,828      3,610,256
   # Tower Series 2004-2A A 144A
      4.232% 12/15/14.......................    2,590,000      2,503,357
                                                            ------------
     TOTAL COMMERCIAL MORTGAGE-BACKED
      SECURITIES
      (COST $70,249,805)....................                  69,327,820
                                                            ------------
     CORPORATE BONDS-41.57%
     BANKING-3.90%
 -- # Banco Santander 144A
      4.81% 12/9/09.........................      545,000        543,694
  -- Barclays Bank
      6.278% 12/29/49.......................    1,890,000      1,902,994
     Citigroup
      5.875% 2/22/33........................    4,285,000      4,408,609
  -- HSBC Finance Capital Trust IX
      5.911% 11/30/35.......................    5,300,000      5,355,035
     Marshall & Ilsley
      3.95% 8/14/09.........................    5,205,000      5,065,829
   # Mizuho Financial Group 144A
      5.79% 4/15/14.........................    2,560,000      2,649,009

                                  Bond Fund- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                               PRINCIPAL       MARKET
                                                AMOUNT         VALUE
                                               (U.S. $)       (U.S. $)
     CORPORATE BONDS (CONTINUED)
     BANKING (CONTINUED)
     Popular North America
      4.25% 4/1/08..........................  $ 3,455,000   $  3,390,481
     Popular North America Capital Trust I
      6.564% 9/15/34........................    2,958,000      3,052,289
 -- # Rabobank Capital Funding II 144A
      5.26% 12/29/49........................    3,690,000      3,661,639
     Regions Financial
  --  4.38% 8/8/08..........................    2,390,000      2,391,291
      6.375% 5/15/12........................    4,502,000      4,828,539
 -- # Resona Bank 144A
      5.85% 9/29/49.........................    4,390,000      4,379,802
 -- # Skandinaviska Enskilda 144A
      8.125% 9/29/49........................    2,310,000      2,361,672
 -- # Sumitomo Mitsui Banking 144A
      5.625% 7/29/49........................    5,410,000      5,399,775
                                                            ------------
                                                              49,390,658
                                                            ------------
     BASIC INDUSTRY-1.64%
     Alcan
      5.75% 6/1/35..........................      500,000        488,533
     Barrick Gold Finance
      7.50% 5/1/07..........................    2,815,000      2,897,913
     Champion International
      6.40% 2/15/26.........................      120,000        120,284
   # Codelco 144A
      5.625% 9/21/35........................    2,380,000      2,379,431
     Lubrizol
      4.625% 10/1/09........................    2,567,000      2,518,109
     Newmont Gold
      8.91% 1/5/09..........................      404,961        420,949
   # Southern Peru Copper 144A
      7.50% 7/27/35.........................    6,635,000      6,627,628
     Smurfit-Stone Container
      9.25% 2/1/08..........................    1,465,000      1,508,950
      9.75% 2/1/11..........................    3,775,000      3,831,625
     Valspar
      6.00% 5/1/07..........................       10,000         10,093
                                                            ------------
                                                              20,803,515
                                                            ------------
     BROKERAGE-1.88%
     Amvescap
      4.50% 12/15/09........................    2,345,000      2,303,032
     Credit Suisse First Boston USA
      6.125% 11/15/11.......................    5,560,000      5,843,738
     E Trade Financial
      8.00% 6/15/11.........................      205,000        214,225
   # E Trade Financial 144A
      8.00% 6/15/11.........................      565,000        590,425
     Franklin Resources
      3.70% 4/15/08.........................    3,357,000      3,273,800
     Goldman Sachs
      6.345% 2/15/34........................    3,570,000      3,762,987

                                               PRINCIPAL       MARKET
                                                AMOUNT         VALUE
                                               (U.S. $)       (U.S. $)
     CORPORATE BONDS (CONTINUED)
     BROKERAGE (CONTINUED)
     Morgan Stanley
      4.75% 4/1/14..........................  $ 1,950,000   $  1,873,318
      5.05% 1/21/11.........................    2,025,000      2,027,835
      5.375% 10/15/15.......................    3,950,000      3,961,281
                                                            ------------
                                                              23,850,641
                                                            ------------
     CAPITAL GOODS-0.59%
     General Electric
      5.00% 2/1/13..........................    5,622,000      5,627,369
     York International
      6.625% 8/15/06........................    1,850,000      1,864,859
                                                            ------------
                                                               7,492,228
                                                            ------------
     COMMUNICATIONS-5.14%
     BellSouth
      4.20% 9/15/09.........................    2,000,000      1,944,408
      6.00% 11/15/34........................      605,000        606,517
     Citizens Communications
      9.25% 5/15/11.........................    3,115,000      3,449,863
     Comcast
      6.50% 11/15/35........................    4,775,000      4,882,161
     COX Communications
      4.625% 1/15/10........................    2,450,000      2,373,874
     CSC Holdings
      8.125% 7/15/09........................      765,000        776,475
      10.50% 5/15/16........................    1,230,000      1,309,950
     GTE California
      7.65% 3/15/07.........................    5,035,000      5,161,696
     MCI
      6.908% 5/1/07.........................    2,865,000      2,893,650
      7.688% 5/1/09.........................    2,415,000      2,499,525
   # News America 144A
      6.40% 12/15/35........................    2,590,000      2,619,270
     Nextel Communications
      6.875% 10/31/13.......................    3,860,000      4,030,164
     SBC Communications
      4.125% 9/15/09........................    3,905,000      3,773,940
      6.15% 9/15/34.........................    4,505,000      4,540,342
     Sprint Capital
      4.78% 8/17/06.........................    1,900,000      1,898,761
      8.75% 3/15/32.........................    4,055,000      5,397,605
     Telecom Italia Capital
      4.00% 1/15/10.........................    1,850,000      1,763,638
     Telefonos de Mexico
      4.50% 11/19/08........................    3,090,000      3,041,796
      8.25% 1/26/06.........................      840,000        843,780
     Thomson
      5.75% 2/1/08..........................    2,292,000      2,325,702
     Time Warner Entertainment
      8.375% 3/15/23........................    1,917,000      2,221,997
     Verizon Global
      4.90% 9/15/15.........................      765,000        741,931
      5.85% 9/15/35.........................    1,245,000      1,203,903

                                  Bond Fund- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                               PRINCIPAL       MARKET
                                                AMOUNT         VALUE
                                               (U.S. $)       (U.S. $)
     CORPORATE BONDS (CONTINUED)
     COMMUNICATIONS (CONTINUED)
     Verizon Wireless
      5.375% 12/15/06.......................  $ 4,807,000   $  4,823,930
                                                            ------------
                                                              65,124,878
                                                            ------------
     CONSUMER CYCLICAL-4.27%
     Centex
       -- 4.50% 8/1/07......................    2,770,000      2,770,089
      4.875% 8/15/08........................    5,020,000      4,975,271
     Corrections Corporation of America
      7.50% 5/1/11..........................      767,000        797,680
  -- DaimlerChrysler Holdings
      4.78% 10/31/08........................    3,775,000      3,780,074
     DR Horton
      5.25% 2/15/15.........................    3,265,000      3,072,819
     Ford Motor
      7.45% 7/16/31.........................    1,540,000      1,054,900
     Ford Motor Credit
      5.625% 10/1/08........................    1,875,000      1,646,224
      5.70% 1/15/10.........................    2,750,000      2,339,686
      6.625% 6/16/08........................    2,720,000      2,468,533
     General Motors
      8.375% 7/15/33........................    1,735,000      1,153,775
     General Motor Acceptance Corporation
      6.75% 12/1/14.........................    4,600,000      4,144,922
      6.875% 9/15/11........................    3,615,000      3,300,441
     Johnson Controls
      5.00% 11/15/06........................    1,085,000      1,083,303
     Kohl's
      7.25% 6/1/29..........................    2,415,000      2,733,947
  -- Liberty Media
      5.991% 9/17/06........................    2,585,000      2,603,250
     Lodgenet Entertainment
      9.50% 6/15/13.........................    1,655,000      1,808,088
     May Department Stores
      3.95% 7/15/07.........................    3,987,000      3,921,936
     MGM MIRAGE
      9.75% 6/1/07..........................    1,975,000      2,091,031
   # Neiman Marcus 144A
      10.375% 10/15/15......................    1,195,000      1,220,394
     Time Warner
      8.18% 8/15/07.........................    4,320,000      4,520,551
     Visteon
      8.25% 8/1/10..........................    3,110,000      2,659,050
                                                            ------------
                                                              54,145,964
                                                            ------------
     CONSUMER NON-CYCLICAL-3.82%
   # AmerisourceBergen 144A
      5.625% 9/15/12........................       20,000         20,100
     Amgen
      4.00% 11/18/09........................      734,000        712,398
     Baxter International
      5.196% 2/16/08........................    1,835,000      1,841,314
     HCA
      5.50% 12/1/09.........................    2,445,000      2,426,995

                                               PRINCIPAL       MARKET
                                                AMOUNT         VALUE
                                               (U.S. $)       (U.S. $)
     CORPORATE BONDS (CONTINUED)
     CONSUMER NON-CYCLICAL (CONTINUED)
     Kraft Foods
      4.125% 11/12/09.......................  $ 4,905,000   $  4,750,527
      6.50% 11/1/31.........................    1,065,000      1,175,495
     Kroger
      6.375% 3/1/08.........................    2,415,000      2,465,457
     Medco Health Solutions
      7.25% 8/15/13.........................    3,570,000      3,927,496
     MedPartners
      7.375% 10/1/06........................    4,823,000      4,907,402
   # Medtronic 144A
      4.375% 9/15/10........................    1,465,000      1,436,907
      4.75% 9/15/15.........................    2,235,000      2,176,425
   # Miller Brewing 144A
      5.50% 8/15/13.........................    8,105,000      8,274,248
     Philip Morris
      6.375% 2/1/06.........................    2,000,000      2,001,972
     Safeway
      6.15% 3/1/06..........................    1,575,000      1,575,666
     Schering-Plough
      6.75% 12/1/33.........................      273,000        311,909
     Universal
      6.50% 2/15/06.........................    1,740,000      1,743,470
     UST
      6.625% 7/15/12........................    2,510,000      2,613,437
     WellPoint
      4.25% 12/15/09........................    1,375,000      1,340,499
     Wyeth
      5.50% 2/1/14..........................    2,610,000      2,648,085
   # Wyeth 144A
      6.00% 2/15/36.........................    2,040,000      2,108,177
                                                            ------------
                                                              48,457,979
                                                            ------------
     ELECTRIC-5.51%
     Ameren
      4.263% 5/15/07........................    3,431,000      3,382,959
     Appalachian Power
      4.40% 6/1/10..........................    6,095,000      5,920,798
     Arizona Public Service
      5.50% 9/1/35..........................    2,210,000      2,098,231
     Avista
      7.75% 1/1/07..........................    2,872,000      2,943,493
      9.75% 6/1/08..........................    2,245,000      2,461,660
  -- Avista Capital Trust III
      6.50% 4/1/34..........................      990,000        998,910
     CC Funding Trust I
      6.90% 2/16/07.........................    2,011,000      2,050,231
     Detroit Edison
      5.70% 10/1/37.........................    5,920,000      5,850,043
  -- Dominion Resources
      4.819% 9/28/07........................    3,935,000      3,938,691
     Duke Capital
      4.331% 11/16/06.......................    1,471,000      1,461,065
      5.668% 8/15/14........................    2,816,000      2,844,799

                                  Bond Fund- 7

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                               PRINCIPAL       MARKET
                                                AMOUNT         VALUE
                                               (U.S. $)       (U.S. $)
     CORPORATE BONDS (CONTINUED)
     ELECTRIC (CONTINUED)
     FPL Group Capital
      4.086% 2/16/07........................  $ 1,000,000   $    990,302
     National Rural Utilities Cooperative
      Finance
      3.875% 2/15/08........................    4,070,000      3,984,335
     Oncor Electric Delivery
      7.00% 5/1/32..........................    1,265,000      1,443,900
     Pacific Gas & Electric
      6.05% 3/1/34..........................      750,000        778,883
     Pepco Holdings
      5.50% 8/15/07.........................    3,320,000      3,341,368
   # Power Contract Financing 144A
      5.20% 2/1/06..........................      894,345        894,549
      6.256% 2/1/10.........................    4,430,000      4,497,659
     PSEG Energy Holdings
      7.75% 4/16/07.........................    2,780,000      2,891,200
     PSEG Funding Trust
      5.381% 11/16/07.......................    5,465,000      5,475,739
  -- SCANA
      4.56% 3/1/08..........................    3,110,000      3,113,959
     Southern California Edison
  --  4.555% 12/13/07.......................    3,405,000      3,406,624
      5.75% 4/1/35..........................    3,070,000      3,157,556
      6.00% 1/15/34.........................       10,000         10,620
     Southern Capital Funding
      5.30% 2/1/07..........................    1,621,000      1,620,891
     TECO Energy
      7.20% 5/1/11..........................      210,000        222,600
                                                            ------------
                                                              69,781,065
                                                            ------------
     ENERGY-0.89%
     Apache Finance
      7.00% 3/15/09.........................      220,000        236,624
   # Canadian Oil Sands 144A
      4.80% 8/10/09.........................    2,745,000      2,704,673
   # Kinder Morgan 144A
      5.35% 1/5/11..........................    1,455,000      1,458,665
     Nexen
      5.875% 3/10/35........................    2,135,000      2,106,628
     USX
      9.125% 1/15/13........................    2,507,000      3,078,466
     Valero Energy
      6.125% 4/15/07........................    1,675,000      1,696,175
                                                            ------------
                                                              11,281,231
                                                            ------------
     FINANCE-3.61%
     American General Finance
      4.875% 7/15/12........................    3,480,000      3,404,307
      5.40% 12/1/15.........................    4,840,000      4,833,814
  -- Berkshire Hathaway
      4.165% 1/11/08........................    1,540,000      1,542,456
     General Electric Capital
      6.75% 3/15/32.........................      400,000        471,100

                                               PRINCIPAL       MARKET
                                                AMOUNT         VALUE
                                               (U.S. $)       (U.S. $)
     CORPORATE BONDS (CONTINUED)
     FINANCE (CONTINUED)
     Household Finance
      4.625% 9/15/10........................  $ 2,810,000   $  2,755,067
     International Lease Finance
      4.625% 6/2/08.........................      315,000        312,048
     Nuveen Investments
      5.00% 9/15/10.........................    3,610,000      3,555,655
 -- # Premium Asset Trust Series 2005-2 144A
      4.374% 2/2/07.........................    3,910,000      3,902,669
     Residential Capital
  --  5.67% 11/21/08........................    2,030,000      2,034,273
      6.125% 11/21/08.......................    3,720,000      3,731,476
      6.375% 6/30/10........................    1,901,000      1,933,501
      6.875% 6/30/15........................    7,400,000      7,876,887
 -- # Resona Preferred Global Securities
      Cayman 144A
      7.191% 12/29/49.......................    8,785,000      9,336,690
                                                            ------------
                                                              45,689,943
                                                            ------------
     INSURANCE-5.36%
     AMBAC Financial Group
      5.95% 12/5/35.........................    2,000,000      2,055,238
   # American International Group 144A
      5.05% 10/1/15.........................    2,730,000      2,684,393
   # Farmers Exchange Capital 144A
      7.05% 7/15/28.........................    1,665,000      1,766,164
   # Farmers Insurance Exchange 144A
      6.00% 8/1/14..........................    2,205,000      2,243,870
      8.625% 5/1/24.........................    7,295,000      8,876,672
  -- ING Groep
      5.775% 12/29/49.......................    1,950,000      1,980,038
     Marsh & McLennan
  --  4.27% 7/13/07.........................    3,595,000      3,584,966
      5.15% 9/15/10.........................    3,560,000      3,539,968
      5.375% 3/15/07........................    4,625,000      4,635,406
      5.375% 7/15/14........................      385,000        379,566
      5.75% 9/15/15.........................    1,900,000      1,918,801
     MetLife
      5.00% 6/15/15.........................    2,440,000      2,397,622
      5.70% 6/15/35.........................    1,085,000      1,092,901
   # Nippon Life Insurance 144A
      4.875% 8/9/10.........................    4,305,000      4,242,741
 -- # North Front Pass-Through Trust 144A
      5.81% 12/15/24........................    5,270,000      5,283,992
 -- # Oil Insurance 144A
      5.15% 8/15/33.........................    7,470,000      7,420,519
     St. Paul Travelers
      5.01% 8/16/07.........................    4,540,000      4,539,600
 -- # Twin Reefs Pass-Through Trust 144A
      5.36% 12/31/49........................    3,500,000      3,503,745
     Willis Group
      5.125% 7/15/10........................    2,440,000      2,435,083
      5.625% 7/15/15........................    3,295,000      3,299,735
                                                            ------------
                                                              67,881,020
                                                            ------------

                                  Bond Fund- 8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                               PRINCIPAL       MARKET
                                                AMOUNT         VALUE
                                               (U.S. $)       (U.S. $)
     CORPORATE BONDS (CONTINUED)
     NATURAL GAS-2.51%
     Atmos Energy
      4.00% 10/15/09........................  $ 2,715,000   $  2,605,995
  --  4.525% 10/15/07.......................    2,860,000      2,864,490
   # Caithness Coso Funding 144A
      5.489% 6/15/19........................    3,472,537      3,453,702
     Enterprise Products Operating
      4.00% 10/15/07........................    2,510,000      2,458,588
      4.625% 10/15/09.......................    2,295,000      2,240,312
     Oneok
      5.51% 2/16/08.........................    4,180,000      4,198,601
     Sempra Energy
      4.621% 5/17/07........................    3,680,000      3,655,123
  --  4.84% 5/21/08.........................    3,355,000      3,363,488
     Valero Logistics Operations
      6.05% 3/15/13.........................    4,530,000      4,686,508
   # Williams Gas Pipelines Central 144A
      7.375% 11/15/06.......................    2,294,000      2,350,240
                                                            ------------
                                                              31,877,047
                                                            ------------
     REAL ESTATE-0.29%
     Developers Diversified Realty
      4.625% 8/1/10.........................    3,285,000      3,185,369
      5.375% 10/15/12.......................      480,000        473,421
                                                            ------------
                                                               3,658,790
                                                            ------------
     TECHNOLOGY-0.43%
     Motorola
      4.608% 11/16/07.......................    5,430,000      5,398,473
                                                            ------------
                                                               5,398,473
                                                            ------------
     TRANSPORTATION-1.73%
     American Airlines
      6.817% 5/23/11........................    3,170,000      3,028,110
     Continental Airlines
      6.503% 6/15/11........................    4,230,000      4,158,601
  -- CSX
      4.561% 8/3/06.........................    2,046,000      2,049,122
   # Erac USA Finance 144A
      7.35% 6/15/08.........................    9,990,000     10,488,921
     United Air Lines
      7.73% 7/1/10..........................    2,153,351      2,143,118
                                                            ------------
                                                              21,867,872
                                                            ------------
     TOTAL CORPORATE BONDS (COST
      $523,938,795).........................                 526,701,304
                                                            ------------
     FOREIGN AGENCIES-0.24%
     Pemex Project Funding Master Trust
      6.125% 8/15/08........................    2,530,000      2,586,925
   # Pemex Project Funding Master Trust 144A
      6.625% 6/15/35........................      530,000        531,988
                                                            ------------
     TOTAL FOREIGN AGENCIES (COST
      $3,163,870)...........................                   3,118,913
                                                            ------------

                                               PRINCIPAL       MARKET
                                                AMOUNT         VALUE
                                               (U.S. $)       (U.S. $)
     MUNICIPAL BONDS-3.29%
     California State
      5.00% 2/1/33..........................  $     5,000   $      5,149
     California State Economic Recovery
      Series A
      5.25% 7/1/13..........................    1,305,000      1,437,810
     California State University Systemwide
      Revenue
      5.00% 11/1/30 (AMBAC).................    2,090,000      2,197,301
     Colorado Department of Transportation
      Revenue
      Series B
      5.00% 12/15/13 (FGIC).................    6,635,000      7,213,836
     Forsyth, Montana Pollution Control
      Revenue (Portland General Project)
      Series A
      5.20% 5/1/33..........................    2,160,000      2,237,544
     Fulton County, Georgia Water & Sewer
      Revenue
      5.25% 1/1/35 (FGIC)...................    4,820,000      5,145,783
     Golden State, California Tobacco
      Securitization Corporation Settlement
      Revenue
      Series B
      5.50% 6/1/43..........................    1,735,000      1,930,951
      5.625% 6/1/38.........................        5,000          5,605
     Illinois State Taxable Pension
      5.10% 6/1/33..........................    2,965,000      2,920,525
     Massachusetts Health & Education
      Facilities Authority Revenue
      Series A
      5.00% 7/15/36.........................    1,200,000      1,265,160
     Massachusetts School Building Authority
      5.00% 8/15/30 (FSA)...................      790,000        831,578
     Mississippi Single Family Mortgage
      Revenue
      Series G
      6.93% 11/1/23 (GNMA) (FNMA)...........       94,664         95,002
     New Jersey Economic Development
      Cigarette Tax
      5.75% 6/15/29.........................    2,060,000      2,180,737
     New York State Sales Tax Asset
      Receivables
      Series A
      5.25% 10/15/27 (AMBAC)................    2,655,000      2,875,259
      Series B
      4.66% 10/15/14 (FGIC).................      400,000        393,096
     New York State Urban Development
      Series A-1
      5.25% 3/15/34 (FGIC)..................    2,185,000      2,338,365
     Oregon State Taxable Pension
      5.892% 6/1/27.........................    2,915,000      3,155,021

                                  Bond Fund- 9

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                               PRINCIPAL       MARKET
                                                AMOUNT         VALUE
                                               (U.S. $)       (U.S. $)
     MUNICIPAL BONDS (CONTINUED)
     West Virginia Economic Development
      Authority
      5.37% 7/1/20 (MBIA)...................  $   690,000   $    710,714
      6.07% 7/1/26..........................    3,025,000      3,196,306
     Wisconsin State General Taxable Revenue
      Series A
      5.70% 5/1/26 (FSA)....................    1,455,000      1,544,963
                                                            ------------
     TOTAL MUNICIPAL BONDS (COST
      $40,467,905)..........................                  41,680,705
                                                            ------------
     NON-AGENCY ASSET-BACKED SECURITIES-3.43%
   # ABSC Net Interest Margin Trust
      Series 2004-HE1 A 144A
      7.00% 1/17/34.........................       13,219         13,167
     AmeriCredit Automobile Receivables
      Trust
      Series 2001-C A4
      5.01% 7/14/08.........................    1,427,927      1,427,990
     Capital One Auto Finance Trust
      Series 2005-C A3
      4.61% 7/15/10.........................    2,705,000      2,692,956
   # Cendant Timeshare Receivables Funding
      Series 2004-1A A1 144A
      3.67% 5/20/16.........................      770,733        750,410
     Citibank Credit Card Issuance Trust
      Series 2003-A7 A7
      4.15% 7/7/17..........................    2,140,000      2,021,737
      Series 2005-A7 A7
      4.75% 10/22/12........................    1,150,000      1,144,969
     Countrywide Asset-Backed Certificates
  --  Series 2004-9 AF2
      3.337% 9/25/23........................      430,052        428,729
   #  Series 2004-BC1N 144A
      5.50% 4/25/35.........................      216,936        216,155
      Series 2004-S1 A2
      3.872% 3/25/20........................    2,800,000      2,751,994
  --  Series 2005-12 2A2
      4.898% 2/25/36........................    4,700,000      4,667,482
     Credit-Based Asset Servicing and
      Securitization
      Series 2005-CB8 AF1B
      5.451% 12/25/35.......................    3,931,973      3,931,185
   # GSAA Trust
      Series 2004-4N 144A
      6.25% 5/25/34.........................      450,296        449,170
     MBNA Credit Card Master Note Trust
      Series 2001-A1 A1
      5.75% 10/15/08........................      420,000        421,599
      Series 2005-A3 A3
      4.10% 10/15/12........................    1,650,000      1,603,215
  -- Merrill Lynch Mortgage Investors
      Series 2005-NCB A1A
      5.451% 7/25/36........................    2,161,742      2,161,742

                                               PRINCIPAL       MARKET
                                                AMOUNT         VALUE
                                               (U.S. $)       (U.S. $)
     NON-AGENCY ASSET-BACKED SECURITIES (CONTINUED)
     Mid-State Trust
      Series 11 A1
      4.864% 7/15/38........................  $   965,177   $    921,507
      Series 2004-1 A
      6.005% 8/15/37........................      610,413        625,620
      Series 2005-1 A
      5.745% 1/15/40........................      667,160        667,369
     Nelnet Education Loan Funding
      Series 2001-A A1
      5.76% 7/1/12..........................    2,956,250      3,002,803
     Renaissance Home Equity Loan Trust
      Series 2004-4 AF2
      3.856% 2/25/35........................    3,005,000      2,968,245
      Series 2005-4 A2
      5.399% 2/25/36........................    1,820,000      1,820,000
      Series 2005-4 A3
      5.565% 2/25/36........................    1,190,000      1,190,000
  -- Residential Asset Mortgage Products
      Series 2004-RZ2 AI3
      4.30% 1/25/31.........................    2,015,000      1,993,912
   # Sail Net Interest Margin
      Series 2003-10A A 144A
      7.50% 10/27/33........................       71,656         61,669
   # Sharp 144A
      Series 2003-HE1N N
      6.90% 11/25/33........................       62,576         62,461
      Series 2004-2N
      7.00% 1/25/34.........................      435,444        435,444
   # Sierra Receivables Funding Company 144A
      Series 2003-1A A
      3.09% 1/15/14.........................      758,721        744,019
      Series 2003-2A A1
      3.03% 12/15/15........................      899,384        873,274
     Structured Asset Securities
      Series 2001-SB1 A2
      3.375% 8/25/31........................    2,114,704      1,967,951
     WFS Financial Owner Trust
      Series 2002-2 A4
      4.50% 2/20/10.........................    1,469,133      1,468,944
                                                            ------------
     TOTAL NON-AGENCY ASSET-BACKED
      SECURITIES
      (COST $43,804,567)....................                  43,485,718
                                                            ------------
     NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS-12.14%
  -- American Home Mortgage Investment Trust
      2004-2 4A2
      3.635% 2/25/44........................    1,567,070      1,563,885

                                 Bond Fund- 10

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                               PRINCIPAL       MARKET
                                                AMOUNT         VALUE
                                               (U.S. $)       (U.S. $)
     NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
     Bank of America Alternative Loan Trust
      Series 2003-10 2A1
      6.00% 12/25/33........................  $ 2,653,594   $  2,664,376
      Series 2004-2 1A1
      6.00% 3/25/34.........................    2,515,903      2,526,125
      Series 2004-10 1CB1
      6.00% 11/25/34........................    1,349,789      1,364,350
      Series 2004-11 1CB1
      6.00% 12/25/34........................    4,523,753      4,572,494
      Series 2005-9 5A1
      5.50% 10/25/20........................    3,809,774      3,805,012
     Bank of America Mortgage Securities
  --  Series 2003-D 1A2
      3.428% 5/25/33........................      127,848        128,007
  --  Series 2003-I 2A4
      3.828% 10/25/33.......................    3,888,316      3,865,540
  --  Series 2004-A 1A1
      3.459% 2/25/34........................    1,153,261      1,145,697
  --  Series 2004-E 1A1
      3.516% 6/25/34........................    2,293,245      2,254,489
      Series 2005-9 2A1
      4.75% 10/25/20........................    4,745,129      4,634,990
  --  Series 2005-B 2A1
      4.399% 3/25/35........................    2,106,437      2,066,005
  --  Series 2005-E 2A1
      4.981% 6/25/35........................    2,424,753      2,399,504
  --  Series 2005-F 2A3
      4.731% 7/25/35........................    4,858,605      4,793,318
  --  Series 2005-I 2A1
      4.89% 10/25/35........................    6,876,573      6,790,359
  -- Bear Stearns Adjustable Rate Mortgage
      Trust
      Series 2005-7 1A2
      4.75% 8/25/35.........................    1,578,544      1,545,740
      Series 2005-10 A1
      4.75% 10/25/35........................    3,119,904      3,088,897
     Countrywide Alternative Loan Trust
      Series 2004-28CB 6A1
      6.00% 1/25/35.........................    5,712,377      5,738,090
  --  Series 2004-J7 1A2
      4.673% 8/25/34........................    2,529,471      2,520,347
  --  Series 2005-63 3A1
      5.909% 11/25/35.......................    5,192,554      5,216,894
     Credit Suisse First Boston Mortgage
      Securities
      Series 2004-1 3A1
      7.00% 2/25/34.........................      534,519        544,234
     First Horizon Asset Securities
      Series 2003-5 1A17
      8.00% 7/25/33.........................      827,701        865,881
  --  Series 2004-AR5 4A1 5.686% 10/25/34...    1,997,675      1,999,473
      Series 2004-FA1 1A1 6.25% 10/25/34....    4,840,589      4,899,249

                                               PRINCIPAL       MARKET
                                                AMOUNT         VALUE
                                               (U.S. $)       (U.S. $)
     NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
   # GSMPS Mortgage Loan Trust 144A
      Series 1998-3 A
      7.75% 9/19/27.........................  $   840,307   $    883,618
      Series 1999-3 A
      8.00% 8/19/29.........................    1,605,300      1,699,100
      Series 2005-RP1 1A3
      8.00% 1/25/35.........................    3,681,081      3,913,191
      Series 2005-RP1 1A4
      8.50% 1/25/35.........................    3,531,264      3,810,798
  -- Indymac Index Mortgage Loan Trust
      Series 2004-AR4 1A
      4.63% 8/25/34.........................    1,209,236      1,207,608
  -- JP Morgan Mortgage Trust
      Series 2005-A2 2A1
      4.727% 4/25/35........................    2,116,868      2,102,976
      Series 2005-A6 1A2
      5.155% 9/25/35........................    4,865,000      4,839,363
     Lehman Mortgage Trust
      Series 2005-2 2A2
      5.50% 12/25/35........................    4,033,757      4,052,665
  -- MASTR Adjustable Rate Mortgages Trust
      Series 2003-6 1A2
      2.924% 12/25/33.......................    2,411,175      2,397,531
     MASTR Alternative Loans Trust
      Series 2003-6 3A1
      8.00% 9/25/33.........................      617,326        630,988
      Series 2003-9 1A1
      5.50% 12/25/18........................    2,601,527      2,604,779
   # MASTR Reperforming Loan Trust 144A
      Series 2005-1 1A5
      8.00% 8/25/34.........................    3,098,046      3,286,453
      Series 2005-2 1A4
      8.00% 5/25/35.........................    4,020,200      4,256,387
   # MASTR Specialized Loan Trust
      Series 2005-2 A2 144A
      5.15% 7/25/35.........................    2,707,061      2,667,808
  -- MLCC Mortgage Investors
      Series 2005-1 1A
      4.739% 4/25/35........................    2,823,814      2,806,165
     Nomura Asset Acceptance
  --  Series 2004-AP2 A2
      4.099% 7/25/34........................      147,987        147,553
      Series 2005-WF1 2A2
      4.786% 3/25/35........................    4,685,000      4,627,597
     Prime Mortgage Trust 2004-2 A2
      4.75% 11/25/19........................    3,758,230      3,682,119
     Residential Asset Mortgage Products
      Series 2004-SL4 A3
      6.50% 7/25/32.........................    2,028,734      2,074,304
  -- Structured Adjustable Rate Mortgage
      Loan Trust
      Series 2004-18 5A
      5.50% 12/25/34........................    2,078,637      2,069,543

                                 Bond Fund- 11

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                               PRINCIPAL       MARKET
                                                AMOUNT         VALUE
                                               (U.S. $)       (U.S. $)
     NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
  -- Structured Asset Securities
      Series 2002-22H 1A
      6.983% 11/25/32.......................  $   499,297   $    508,024
  -- Thornburg Mortgage Securities Trust
      2005-3 A1
      4.609% 10/25/35.......................    1,163,917      1,164,028
     Washington Mutual Alternative Mortgage
      Pass-Through Certificates Series
      2005-9 3CB
      5.50% 10/25/20........................    2,940,750      2,944,426
     Washington Mutual
       -- Series 2003-AR4 A7
      3.95% 5/25/33.........................      968,531        947,308
       -- Series 2003-AR9 1A7
      4.054% 9/25/33........................    1,906,518      1,870,516
      Series 2004-CB3 4A
      6.00% 10/25/19........................    3,270,839      3,330,123
       -- Series 2005-AR3 A1
      4.65% 3/25/35.........................    4,970,859      4,894,437
  -- Wells Fargo Mortgage Backed Securities
      Trust
      Series 2004-DD 2A3
      4.521% 1/25/35........................    2,900,000      2,850,805
      Series 2004-I 1A1 3.39% 7/25/34.......    3,762,445      3,763,175
      Series 2004-T A1 3.45% 9/25/34........    3,482,658      3,480,742
      Series 2005-AR16 2A1 4.944%
      10/25/35..............................    3,324,020      3,305,814
                                                            ------------
     TOTAL NON-AGENCY COLLATERALIZED
      MORTGAGE OBLIGATIONS (COST
      $155,568,222).........................                 153,812,900
                                                            ------------
     U.S. TREASURY OBLIGATIONS-21.21%
   ( U.S. Treasury Bonds
      5.375% 2/15/31........................   63,150,000     70,954,961
     U.S. Treasury Inflation Index Notes
      0.875% 4/15/10........................    9,594,208      9,123,871
      1.875% 7/15/15........................    4,613,345      4,538,383
      2.00% 1/15/14.........................    3,589,740      3,570,531
      3.00% 7/15/12.........................   14,789,531     15,642,250

                                               PRINCIPAL       MARKET
                                                AMOUNT         VALUE
                                               (U.S. $)       (U.S. $)
     U.S. TREASURY OBLIGATIONS (CONTINUED)
     U.S. Treasury Notes
      2.75% 8/15/07.........................  $    10,000   $      9,745
      3.75% 3/31/07.........................   84,240,000     83,548,979
      4.125% 8/15/10........................    2,880,000      2,852,551
      4.375% 11/15/08.......................      740,000        740,347
      4.375% 12/15/10.......................    1,325,000      1,326,450
      4.50% 11/15/15........................   52,286,000     52,731,268
  ## U.S. Treasury Strip
      4.202% 11/15/13.......................   33,530,000     23,678,081
                                                            ------------
     TOTAL U.S. TREASURY OBLIGATIONS (COST
      $264,684,193).........................                 268,717,417
                                                            ------------
                                               NUMBER OF
                                                SHARES
     WARRANT-0.00%
  +# Solutia 144A, exercise price $7.59,
      expiration date 7/15/09...............        4,350              0
                                                            ------------
     TOTAL WARRANT
      (COST $370,046).......................                           0
                                                            ------------
                                               PRINCIPAL
                                                AMOUNT
                                               (U.S. $)
  =/ COMMERCIAL PAPER-4.94%
     Corporate Asset Funding
      4.196% 1/3/06.........................  $18,070,000     18,065,793
     Koch Industries
      4.337% 1/23/06........................   11,460,000     11,429,746
     Starbird Funding
      4.232% 1/3/06.........................   18,070,000     18,065,753
     Steamboat Funding
      4.357% 1/4/06.........................   15,000,000     14,994,563
                                                            ------------
     TOTAL COMMERCIAL PAPER
      (COST $62,555,855)....................                  62,555,855
                                                            ------------

TOTAL MARKET VALUE OF SECURITIES-101.95% (COST
 $1,288,189,527)............................................   1,291,798,858
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(1.95%).....     (24,698,152)
                                                              --------------
NET ASSETS APPLICABLE TO 100,400,107 SHARES
 OUTSTANDING-100.00%........................................  $1,267,100,706
                                                              ==============
NET ASSET VALUE-BOND FUND STANDARD CLASS ($921,660,509 /
 73,029,211 SHARES).........................................         $12.620
                                                              ==============
NET ASSET VALUE-BOND FUND SERVICE CLASS ($345,440,197 /
 27,370,896 SHARES).........................................         $12.621
                                                              ==============
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2005:
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $1,266,921,374
Undistributed net investment income.........................       2,175,399
Accumulated net realized loss on investments................      (5,705,183)
Net unrealized appreciation of investments..................       3,709,116
                                                              --------------
Total net assets............................................  $1,267,100,706
                                                              ==============

                                 Bond Fund- 12

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
STATEMENT OF NET ASSETS (CONTINUED)

------------------

 -- Variable rate securities. The interest rate shown is the rate as of December 31, 2005.
 ## Zero coupon security. The interest rate shown is the yield at the time of purchase.
  + Non-income producing security for the year ended December
    31, 2005.
  = Security is being fair valued in accordance with the Fund's fair valuation policy. At December 31, 2005, the aggregate amount of fair valued securities equals $8,831,735, which represented 0.70% of the Fund's net assets. See Note 1 in "Notes to Financial Statements."
  @ Illiquid security. At December 31, 2005, the aggregate amount of illiquid securities equals $8,831,735, which represented 0.70% of the Fund's net assets. See Note 7 in "Notes to Financial Statements."
  # Security exempt from registration under Rule 144A of the Securities Act of 1933. At December 31, 2005, the aggregate amount of Rule 144A securities equals $171,391,942, which represented 13.53% of the Fund's net assets. See Note 7 in "Notes to Financial Statements."
 =/ The interest rate shown is the effective yield at the time of purchase.
  ( Fully or partially pledged as collateral for financial futures contracts.

SUMMARY OF ABBREVIATIONS:
AMBAC-Insured by the AMBAC Assurance Corporation
ARM-Adjustable Rate Mortgage
CBO-Collateralized Bond Obligation
CDO-Collateralized Debt Obligation
FGIC-Insured by the Financial Guaranty Insurance Company
FNMA-Insured by Federal National Mortgage Association
FSA-Insured by Financial Security Assurance
GNMA-Insured by Government National Mortgage Association
MBIA-Insured by the Municipal Bond Insurance Association
PRN-Principal Only Strip
S.F.-Single Family
yr-Year
TBA-To Be Announced

The following futures contracts were outstanding at December 31, 2005:

FUTURES CONTRACTS(1)

                                                                                                                       UNREALIZED
           CONTRACTS                         NOTIONAL                 NOTIONAL                                        APPRECIATION
         TO BUY (SELL)                    COST (PROCEEDS)              VALUE               EXPIRATION DATE           (DEPRECIATION)
-------------------------------           ---------------           ------------           ---------------           --------------
435 U.S. Treasury 10 year Notes            $ 47,364,992             $ 47,591,719               3/31/06                 $ 226,727
(121) U.S. Treasury long Bond               (13,689,746)             (13,816,688)              3/31/06                  (126,942)
                                                                                                                       ---------
                                                                                                                       $  99,785
                                                                                                                       =========

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

(1) See Note 6 in "Notes to Financial Statements."

                             See accompanying notes

                                 Bond Fund- 13

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
BOND FUND
STATEMENT OF OPERATIONS
Year Ended December 31, 2005


INVESTMENT INCOME:
Interest................................................  $ 52,463,511
Dividends...............................................        51,529
                                                          ------------
                                                            52,515,040
                                                          ------------
EXPENSES:
Management fees.........................................     4,117,866
Distribution expenses-Service Class.....................       695,454
Accounting and administration expenses..................       498,283
Reports and statements to shareholders..................       122,421
Custodian fees..........................................        60,233
Professional fees.......................................        48,592
Trustees' fees..........................................        12,419
Other...................................................        72,152
                                                          ------------
                                                             5,627,420
Less expense paid indirectly............................       (21,028)
                                                          ------------
Total expenses..........................................     5,606,392
                                                          ------------
NET INVESTMENT INCOME...................................    46,908,648
                                                          ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on:
 Investments............................................    (1,633,737)
 Futures contracts......................................    (1,525,026)
                                                          ------------
Net realized loss.......................................    (3,158,763)
Net change in unrealized appreciation/depreciation of
 investments............................................   (13,916,825)
                                                          ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS.........   (17,075,588)
                                                          ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....  $ 29,833,060
                                                          ============

                             See accompanying notes

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                   YEAR ENDED
                                            12/31/05         12/31/04
                                         --------------   --------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
Net investment income..................  $   46,908,648   $   42,176,758
Net realized gain (loss) on
 investments...........................      (3,158,763)      12,237,839
Net change in unrealized
 appreciation/depreciation of
 investments...........................     (13,916,825)      (3,139,380)
                                         --------------   --------------
Net increase in net assets resulting
 from operations.......................      29,833,060       51,275,217
                                         --------------   --------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income:
 Standard Class........................     (38,292,596)     (35,505,635)
 Service Class.........................     (12,644,304)      (6,144,106)
Net realized gain on investments:
 Standard Class........................      (9,047,025)     (25,387,049)
 Service Class.........................      (2,656,439)      (2,783,286)
                                         --------------   --------------
                                            (62,640,364)     (69,820,076)
                                         --------------   --------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class........................     134,891,560      157,459,872
 Service Class.........................     169,031,206      172,853,455
Net asset value of shares issued upon
 reinvestment of dividends and
 distributions:
 Standard Class........................      47,339,621       60,892,684
 Service Class.........................      15,300,743        8,927,392
                                         --------------   --------------
                                            366,563,130      400,133,403
                                         --------------   --------------
Cost of shares repurchased:
 Standard Class........................    (134,780,137)    (159,594,222)
 Service Class.........................     (31,423,764)     (19,692,569)
                                         --------------   --------------
                                           (166,203,901)    (179,286,791)
                                         --------------   --------------
Increase in net assets derived from
 capital share transactions............     200,359,229      220,846,612
                                         --------------   --------------
NET INCREASE IN NET ASSETS.............     167,551,925      202,301,753
NET ASSETS:
Beginning of year......................   1,099,548,781      897,247,028
                                         --------------   --------------
End of year (including undistributed
 net investment income of $2,175,399
 and $5,251,567, respectively).........  $1,267,100,706   $1,099,548,781
                                         ==============   ==============

                             See accompanying notes

                                 Bond Fund- 14

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                               BOND FUND STANDARD CLASS
                                                                                      YEAR ENDED
                                                      12/31/05        12/31/04        12/31/03(1)        12/31/02        12/31/01
                                                      ---------------------------------------------------------------------------
Net asset value, beginning of period................  $ 12.966        $ 13.223          $ 12.989         $ 12.382        $ 11.891

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)............................     0.520           0.566             0.549            0.675           0.747
Net realized and unrealized gain (loss) on
 investments........................................    (0.188)          0.103             0.382            0.560           0.349
                                                      --------        --------          --------         --------        --------
Total from investment operations....................     0.332           0.669             0.931            1.235           1.096
                                                      --------        --------          --------         --------        --------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income...............................    (0.546)         (0.534)           (0.578)          (0.627)         (0.605)
Net realized gain on investments....................    (0.132)         (0.392)           (0.119)          (0.001)             --
                                                      --------        --------          --------         --------        --------
Total dividends and distributions...................    (0.678)         (0.926)           (0.697)          (0.628)         (0.605)
                                                      --------        --------          --------         --------        --------

Net asset value, end of period......................  $ 12.620        $ 12.966          $ 13.223         $ 12.989        $ 12.382
                                                      ========        ========          ========         ========        ========

Total return(3).....................................     2.64%           5.30%             7.28%           10.13%           9.18%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted).............  $921,661        $898,105          $855,329         $770,020        $556,894
Ratio of expenses to average net assets.............     0.41%           0.42%             0.44%            0.44%           0.53%
Ratio of expenses to average net assets prior to
 fees waived and expense paid indirectly............     0.41%           0.42%             0.44%            0.46%           0.53%
Ratio of net investment income to average net
 assets.............................................     4.02%           4.31%             4.13%            5.29%           5.96%
Ratio of net investment income to average net assets
 prior to fees waived and expense paid indirectly...     4.02%           4.31%             4.13%            5.27%           5.96%
Portfolio turnover..................................      270%            329%              652%             612%            712%

------------------
(1)Effective April 30, 2003, the Lincoln National Bond Fund, Inc. was merged into the Bond Fund. The financial highlights for periods prior to April 30, 2003 reflect the performance history of the Lincoln National Bond Fund, Inc.

(2)The average shares outstanding method has been applied for per share information.

(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                 Bond Fund- 15

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                 BOND FUND SERVICE CLASS
                                                                                        5/15/03(1)
                                                              YEAR ENDED                    TO
                                                       12/31/05        12/31/04          12/31/03
                                                       --------------------------------------------
Net asset value, beginning of period.................  $ 12.966        $ 13.222          $13.700

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2).............................     0.488           0.534            0.323
Net realized and unrealized gain (loss) on
 investments.........................................    (0.188)          0.103           (0.121)
                                                       --------        --------          -------
Total from investment operations.....................     0.300           0.637            0.202
                                                       --------        --------          -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income................................    (0.513)         (0.501)          (0.561)
Net realized gain on investments.....................    (0.132)         (0.392)          (0.119)
                                                       --------        --------          -------
Total dividends and distributions....................    (0.645)         (0.893)          (0.680)
                                                       --------        --------          -------

Net asset value, end of period.......................  $ 12.621        $ 12.966          $13.222
                                                       ========        ========          =======

Total return(3)......................................     2.39%           5.05%            1.58%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)..............  $345,440        $201,444          $41,918
Ratio of expenses to average net assets..............     0.66%           0.67%            0.69%
Ratio of net investment income to average net
 assets..............................................     3.77%           4.06%            3.84%
Portfolio turnover...................................      270%            329%             652%(4)

------------------
(1)Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2)The average shares outstanding method has been applied for per share information.

(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

(4)The portfolio turnover is representative for the entire Fund for the year ended December 31, 2003.

                             See accompanying notes

                                 Bond Fund- 16

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2005

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware statutory trust and consists of 18 series: Aggressive Growth Fund, Bond Fund, Capital Appreciation Fund, Core Fund, Equity-Income Fund, Global Asset Allocation Fund, Growth Fund, Growth and Income Fund, Growth Opportunities Fund, International Fund, Managed Fund, Money Market Fund, Social Awareness Fund, Special Opportunities Fund, Conservative Profile Fund, Moderate Profile Fund, Moderately Aggressive Profile Fund and Aggressive Profile Fund. These financial statements and the related notes pertain to the Bond Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Trust's shares are sold directly or indirectly to The Lincoln National Life Insurance Company ("Lincoln Life") and its affiliates (collectively, the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize current income consistent with a prudent investment strategy.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Futures contracts are valued at daily quoted settlement prices. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under the above arrangement is included under custodian fees on the Statement of Operations with the expense offset shown as "expense paid indirectly."

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment adviser. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund, 0.40% of the next $200 million, and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the year ended December 31, 2005, fees for these services amounted to $455,702.

Pursuant to a Administration Agreement, Lincoln Life, an affiliate of DMC, provides various administrative services necessary for the operation of the Fund. For these services, the Fund pays Lincoln Life an annual fee of $25,000 plus the cost of certain support services, such as legal and corporate secretary services. For the year ended December 31, 2005, fees for these support services amounted to $17,581.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The

                                 Bond Fund- 17

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

At December 31, 2005, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to DMC..............................  $366,938
Accounting and Administration Fees Payable to DSC...........    76,765
Administration Fees Payable to Lincoln Life.................     2,083
Distribution Fees Payable to the Companies..................    71,834

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the year ended December 31, 2005, the Fund made purchases of $1,475,878,583 and sales of $1,414,206,846 of investment securities other than long-term U.S. government securities and short-term investments. For the year ended December 31, 2005, the Fund made purchases of $1,799,942,874 and sales of $1,659,202,789 of long-term U.S. government securities.

At December 31, 2005, the cost of investments for federal income tax purposes was $1,290,201,350. At December 31, 2005, net unrealized appreciation was $1,597,508, of which $14,192,918 related to unrealized appreciation of investments and $12,595,410 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2005 and 2004 was as follows:

                                          YEAR ENDED         YEAR ENDED
                                           12/31/05           12/31/04
                                          -----------        -----------
Ordinary income.........................  $57,081,960        $62,514,962
Long-term capital gain..................    5,558,404          7,305,114
                                          -----------        -----------
Total...................................  $62,640,364        $69,820,076
                                          ===========        ===========

As of December 31, 2005, the components of net assets on a tax basis were as follows:

Shares of beneficial interest..........................   $1,266,921,374
Undistributed ordinary income..........................        2,216,961
Post-October losses....................................       (3,635,137)
Unrealized appreciation of investments.................        1,597,508
                                                          --------------
Net assets.............................................   $1,267,100,706
                                                          ==============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and mark-to-market of futures contracts.

Post-October losses represent losses realized on investment transactions from November 1, 2005 through December 31, 2005 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of paydown gains (losses) on mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2005, the Fund recorded the following reclassifications.

UNDISTRIBUTED   ACCUMULATED
NET INVESTMENT  NET REALIZED
    INCOME      GAIN (LOSS)
--------------  ------------
   $952,084     $(952,084)

                                 Bond Fund- 18

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                              YEAR               YEAR
                                              ENDED              ENDED
                                            12/31/05           12/31/04
                                           -----------        -----------
Shares sold:
 Standard Class..........................   10,398,235         11,947,874
 Service Class...........................   13,041,762         13,175,236
Shares issued upon reinvestment of
 dividends and distributions:
 Standard Class..........................    3,767,705          4,773,730
 Service Class...........................    1,219,154            698,844
                                           -----------        -----------
                                            28,426,856         30,595,684
                                           -----------        -----------
Shares repurchased:
 Standard Class..........................  (10,400,542)       (12,142,765)
 Service Class...........................   (2,426,525)        (1,507,831)
                                           -----------        -----------
                                           (12,827,067)       (13,650,596)
                                           -----------        -----------
Net increase.............................   15,599,789         16,945,088
                                           ===========        ===========

6. SUPPLEMENTAL FINANCIAL INSTRUMENT INFORMATION
Financial Futures Contracts--The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates or with the objectives of maintaining full exposure to the fixed income market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker.) Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

7. CREDIT AND MARKET RISK
The Fund may invest in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Illiquid securities have been denoted on the Statement of Net Assets.

8. LINE OF CREDIT
The Fund, along with certain other series in the Trust (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the agreement. The Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at December 31, 2005, or at any time during the year.

9. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

                                 Bond Fund- 19

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Lincoln Variable Insurance Products Trust-Bond Fund

We have audited the accompanying statement of net assets of the Bond Fund (one of the series constituting Lincoln Variable Insurance Products Trust) (the "Fund") as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Bond Fund of Lincoln Variable Insurance Products Trust at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                        [ERNST & YOUNG LLP]

Philadelphia, Pennsylvania
February 10, 2006

                                 Bond Fund- 20

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-BOND FUND
OTHER FUND INFORMATION

TAX INFORMATION (UNAUDITED)
For the fiscal year ended December 31, 2005, the Fund designates distributions paid during the year as follows:

     (A)
  LONG-TERM          (B)
CAPITAL GAINS  ORDINARY INCOME      TOTAL
DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS
 (TAX BASIS)     (TAX BASIS)     (TAX BASIS)
-------------  ---------------  -------------
     9%              91%            100%



------------------
(A) and (B) are based on a percentage of the Fund's total distributions.

APPROVAL OF ADVISORY AGREEMENT

On August 15, 2005, the Board of Trustees of the Bond Fund (the "Fund") met to consider, among other things, the renewal of the advisory agreement for the Fund. Following presentations from Lincoln Fund Management, the Independent Trustees of the Trust met in executive session to consider the approval of the advisory agreement with Delaware Management Company ("DMC"), a series of Delaware Management Business Trust.

The Independent Trustees reviewed materials provided by Lincoln Fund Management and DMC prior to the meeting. In addition, the Independent Trustees reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment advisory agreements and the factors they should consider in renewing such agreements. Prior to and during a portion of the meeting, the Independent Trustees and their independent legal counsel met separately from management to consider renewal of the investment advisory agreement.

In considering approval of the renewal of the investment advisory agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered all factors together. The Independent Trustees considered the following factors and reached the following conclusions with respect to their review of the advisory agreement.

ADVISORY AGREEMENT

In considering the renewal of the Fund's investment advisory agreement with DMC, the Independent Trustees considered the nature, extent and quality of services provided by DMC for the Fund and considered DMC's response to various inquiries, including the list of services provided by DMC, information about its investment staff and the Fund's portfolio manager, DMC's Form ADV and compliance matters. The Independent Trustees concluded that the services provided by DMC were satisfactory. The Independent Trustees reviewed the Fund's investment performance compared to the average of its Lipper peer group and a securities market index, and determined that the investment performance of the Fund has been good.

The Independent Trustees reviewed the advisory fee and the total expense ratio for the Fund compared to management fees and total expense ratio information of the Fund's Lipper peer group. The Board was provided information on the advisory fee DMC charges to other funds and its institutional account fee schedule. The Independent Trustees considered that the Fund's advisory fee and total expense ratio were below the average of the Fund's peer group and concluded that the Fund's advisory fee was reasonable. They also considered the profitability to DMC with respect to the Fund on a pre-tax basis and concluded that the profitability of DMC in connection with the management of the Fund was not unreasonable. The Independent Trustees considered the Fund's advisory fee schedule and the Fund's asset size, noted that the advisory fee schedule contains breakpoints, and concluded that the fee schedule reflects a sharing with the Fund of any economies of scale. They reviewed materials provided by DMC as to any additional benefits it receives and noted DMC's representation that it may enjoy increased business from shareholders who are familiar with the organization.

At the August 15(th) meeting, the full Board (a) concurred with the conclusions of the Independent Trustees and (b) approved the advisory agreement and the fees and other amounts to be paid under the agreement.

                                 Bond Fund- 21

OFFICER/TRUSTEE INFORMATION

                            POSITION(S)    TERM OF OFFICE
    NAME, ADDRESS AND        HELD WITH      AND LENGTH OF                      PRINCIPAL OCCUPATION(S)
      YEAR OF BIRTH          THE TRUST     TIME SERVED(2)                     DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
Kelly D. Clevenger(1)       Chairman,    Chairman since       Vice President, The Lincoln National Life Insurance
1300 S. Clinton Street      President    August 1995;         Company; Executive Vice President, Lincoln Retirement
Fort Wayne, IN 46802        and Trustee  President and        Services Company, LLC; Second Vice President, Lincoln Life
YOB: 1952                                Trustee since        & Annuity Company of New York
                                         November 1994
Janet C. Chrzan(1)          Advisory     Advisory Trustee     Vice President, The Lincoln National Life Insurance
1300 S. Clinton Street      Trustee      since May 2004; and  Company; formerly Chief Financial Officer and Director of
Fort Wayne, IN 46802                     formerly Trustee     The Lincoln National Life Insurance Company; Vice
YOB: 1948                                since August 2003    President and Treasurer, Lincoln National Corporation
                                                              (insurance holding company); Chief Financial Officer and
                                                              Second Vice President, Lincoln Life & Annuity Company of
                                                              New York; Treasurer and Assistant Secretary, Lincoln
                                                              Financial Group Foundation, Inc.
Nancy L. Frisby             Trustee      Trustee since April  Vice President and Chief Financial Officer, DeSoto
1300 S. Clinton Street                   1992                 Memorial Hospital; formerly Chief Financial Officer,
Fort Wayne, IN 46802                                          Bascom Palmer Eye Institute, University of Miami School of
YOB: 1941                                                     Medicine; formerly Vice President and Chief Financial
                                                              Officer, St. Joseph Medical Center, Inc.
Kenneth G. Stella           Trustee      Trustee since        President, Indiana Hospital & Health Association
1300 S. Clinton Street                   February 1998
Fort Wayne, IN 46802
YOB: 1943
Gary D. Lemon               Advisory     Advisory Trustee     Instructor, Assistant Professor, Economics and Management,
1300 S. Clinton Street      Trustee      since November 2004  DePauw University
Fort Wayne, IN 46802
YOB: 1948
David H. Windley            Trustee      Trustee since        Director (Partner) Blue & Co., LLC
1300 S. Clinton Street                   August 2004
Fort Wayne, IN 46802
YOB: 1943
Eldon J. Summers(1)         Second Vice  Second Vice          Second Vice President and Treasurer, The Lincoln National
1300 S. Clinton Street      President    President and        Life Insurance Company
Fort Wayne, IN 46802        and          Treasurer since May
YOB: 1950                   Treasurer    2003
Cynthia A. Rose(1)          Secretary    Secretary since      Assistant Secretary, Lincoln National Corporation
1300 S. Clinton Street                   February 1995
Fort Wayne, IN 46802
YOB: 1954
Sheryl L. Sturgill(1)       Chief        Chief Accounting     Director of Separate Accounts Financial Operations,
1300 S. Clinton Street      Accounting   Officer since        Assistant Vice President, The Lincoln National Life
Fort Wayne, IN 46802        Officer      November 2003        Insurance Company; formerly Director of Compliance and
YOB: 1959                                                     Business Consulting, Lincoln National Reassurance Company
Rise' C.M. Taylor(1)        Vice         Vice President,      Vice President, Assistant Treasurer, and Assistant
1300 S. Clinton Street      President    Assistant            Secretary, The Lincoln National Life Insurance Company;
Fort Wayne, IN 46802        and          Treasurer, and       Second Vice President and Assistant Treasurer, Lincoln
YOB: 1967                   Assistant    Assistant Secretary  Life & Annuity Company of New York; formerly Investment
                            Treasurer    since August 2003    Portfolio Manager, Lincoln Investment Management

                             NUMBER OF
                             FUNDS IN
                               TRUST
                              COMPLEX
    NAME, ADDRESS AND       OVERSEEN BY    OTHER DIRECTORSHIPS
      YEAR OF BIRTH           TRUSTEE        HELD BY TRUSTEE
--------------------------  ------------------------------------
Kelly D. Clevenger(1)           19       Lincoln Retirement
1300 S. Clinton Street                   Services Company, LLC
Fort Wayne, IN 46802
YOB: 1952
Janet C. Chrzan(1)              19       The Administrative
1300 S. Clinton Street                   Management Group, Inc.;
Fort Wayne, IN 46802                     Lincoln Life Improved
YOB: 1948                                Housing, Inc.
Nancy L. Frisby                 19       N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1941
Kenneth G. Stella               19       First National Bank &
1300 S. Clinton Street                   Trust
Fort Wayne, IN 46802
YOB: 1943
Gary D. Lemon                   19       N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1948
David H. Windley                19       Meridian Investment
1300 S. Clinton Street                   Advisors, Inc.; Eureka
Fort Wayne, IN 46802                     College; Indiana Health
YOB: 1943                                Facility
Eldon J. Summers(1)             N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1950
Cynthia A. Rose(1)              N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1954
Sheryl L. Sturgill(1)           N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1959
Rise' C.M. Taylor(1)            N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1967

                                 Bond Fund- 22

                            POSITION(S)    TERM OF OFFICE
    NAME, ADDRESS AND        HELD WITH      AND LENGTH OF                      PRINCIPAL OCCUPATION(S)
      YEAR OF BIRTH          THE TRUST     TIME SERVED(2)                     DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
James Blake(1)              Chief        Chief Compliance     Assistant Vice President and Senior Compliance Officer,
1300 S. Clinton Street      Compliance   Officer since        Delaware Investments; formerly Client Trading Manager,
Fort Wayne, IN 46802        Officer      November 2005        Loomis Sayles & Company, LP
YOB: 1963

                             NUMBER OF
                             FUNDS IN
                               TRUST
                              COMPLEX
    NAME, ADDRESS AND       OVERSEEN BY    OTHER DIRECTORSHIPS
      YEAR OF BIRTH           TRUSTEE        HELD BY TRUSTEE
--------------------------  ------------------------------------
James Blake(1)                  N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1963

------------------
Additional information on the officers and trustees can be found in the Statement of Additional Information ("SAI") to the Trust's prospectus. To obtain a free copy of the SAI, write: Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). The SAI is also available on the SEC's web site (http://www.sec.gov).

(1) All of the executive officers are "interested persons" of the Trust, as that term is defined by Section 2(a)(19) of the 1940 Act, by reason of their being officers of the Trust.

(2) The officers and trustees hold their position with the Trust until retirement or resignation. The Bylaws of the Trust do not specify a term of office.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.

                                 Bond Fund- 23

                           CAPITAL APPRECIATION FUND

                                  [JANUS LOGO]

                               Lincoln Variable
                               Insurance Products Trust-
                               Capital Appreciation Fund
                               Annual Report
                               December 31, 2005

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST- CAPITAL APPRECIATION FUND

INDEX

COMMENTARY
DISCLOSURE OF FUND EXPENSES
SECTOR ALLOCATION
STATEMENT OF NET ASSETS
STATEMENT OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
OTHER FUND INFORMATION
OFFICER/TRUSTEE INFORMATION

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
CAPITAL APPRECIATION FUND

ANNUAL REPORT

For the year ended December 31, 2005

Managed by:

                                                                    [JANUS LOGO]

The Fund returned 4.2% (Standard Class shares with distributions reinvested) for the fiscal year ended December 31, 2005, trailing its benchmark, the Russell 1000 Growth Index*, which returned 5.26% for the same period.

The Fund performed essentially in line with the U.S. market during the period, though it trailed the Russell 1000(R) Growth Index. The weak performance of select consumer discretionary and utilities holdings detracted from the Fund's relative results. On the flip side, strong stock selection within the healthcare and consumer staples sectors served the Fund well.

Although some investors had hoped the fourth quarter might bring a sharp rally along the lines of the surge that transpired at the end of 2004, the U.S. stock market finished 2005 on a quiet note. Uncertainty over the Federal Reserve Board's continued tightening (two more quarter-point rate increases sent the federal funds rate to 4.25%) and speculation over how President Bush's appointment of Dr. Ben Bernanke as the next Federal Reserve chairman might affect the markets appeared to keep stocks in check. In addition, negative headlines about the war in Iraq and subdued corporate spending sent many investors to the sidelines.

On the other hand, the Conference Board's Consumer Confidence Index rebounded in December, holiday retail sales appeared to be solid, if not spectacular, and the unemployment rate remained low despite the devastation of Hurricane Katrina. Looking beyond the United States, the fourth quarter proved profitable for international investors. Japan's Nikkei Stock Average was particularly successful, rising more than 8% in December alone and over 40% for 2005, its largest annual gain since 1986.

Against this backdrop, we relied heavily on the expertise of the Janus research team, as more than 80% of the Fund's holdings are rated either "buy" or "strong buy" by our internal analysts. We've also flattened the Fund's profile, diversifying its holdings across a larger group of industries to gain exposure to what we believe are pockets of strength throughout the market.

The semiconductor chip industry can offer numerous challenges-something we've experienced firsthand as longtime owners of Maxim Integrated Products, the developer of analog chips for use in products ranging from cellular handsets to automobiles. Although we trimmed the Fund's legacy position in the stock, its poor performance during the period still hampered our results. The stock was hurt in part by dissatisfaction with the company's efforts to shore up its balance sheet. Though it did recover somewhat toward period-end, as orders picked up and its valuation proved appealing, we were disappointed with its most recent quarterly numbers- especially its weak profit margins.

We have been patient with Cisco Systems, the world's leading developer of networking equipment. Although the company did not suffer any fundamental disappointments-indeed, it generated strong cash flows which it used in part to fund a steady stock buyback effort-its top-line growth proved unsatisfactory to some, and the stock declined. Enterprise spending, which affects approximately two-thirds of Cisco's business, has picked up, but not as briskly as many had hoped. Nevertheless, we're seeing favorable trends for Cisco, such as an effort to push broadband services through wireless networks and therefore maintain a reduced position in the stock.

We reassessed our position in Comcast following the company's poor performance in the fourth quarter. Comcast is a leading cable television, high-speed Internet service and voice services provider that has yielded strong returns for the Fund for the past eight years. Unfortunately, it has struggled of late despite owning the best distribution pipe. We believe one of the main threats to Comcast's business is the advent of Internet telephony-an area where competition is fierce, with players like eBay (which recently acquired Skype, the first Internet telephony company) and Google poised to lead the way. (Please note that both eBay and Google are Portfolio holdings, and performed well for us in the fourth quarter.) Given the uncertainty surrounding Comcast's ability to adapt and succeed in this new arena, as well as its recent slide, we significantly reduced our position.

Avoiding large pharmaceutical companies, which faced safety issues and looming patent expirations, we focused the Fund's life sciences investments on companies such as Alcon, a large-cap pharmaceutical company known for its eye-care products. The company rose due to its excellent pipeline of lens and drug products as well as its disciplined business practices, and maintained a bright outlook due to the aging of the baby boomer population, which has spurred demand in recent years.

Two other leading gainers that offered a different spin on the healthcare industry were drugstore giant Walgreen and prescription benefit management company Medpartners. Both companies generated steady returns and, in our opinion, stand to benefit from the new Medicare prescription benefit that took effect on January 1.

Another advancer was Companhia Vale do Rio Doce, a Brazilian mining company that exports iron ore and other key raw materials. During the period, prices for these materials increased on the back of extensive growth in the Chinese and Indian markets, as well as supply shortages in the U.S. resulting from Hurricanes Katrina and Rita.

Heading into 2006, we will stay focused on performing bottom-up research to target growth stocks whose potential and fundamentals meet our high investment standards. We also plan to widen our search to include some of the smaller names in the Russell 1000(R) Growth Index that we may have overlooked in 2005. We feel that this approach will serve us well regardless of the market's next turn.

As always, thank you for your investment with Janus.

Blaine Rollins
Janus

Growth of $10,000 invested 12/31/95 through 12/31/05
(LINE GRAPH)

                                                                 CAPITAL APPRECIATION FUND
                                                                   STANDARD CLASS SHARES            RUSSELL 1000 GROWTH INDEX
                                                                 -------------------------          -------------------------
12/31/95                                                                   10000                              10000
                                                                           11802                              12312
                                                                           14786                              16066
                                                                           20397                              22284
                                                                           29667                              29674
                                                                           24965                              23020
                                                                           18504                              18318
                                                                           13515                              13210
                                                                           17901                              17140
                                                                           18846                              18220
12/31/05                                                                   19638                              19179

This chart illustrates, hypothetically, that $10,000 was invested in the Capital Appreciation Fund Standard Class shares on 12/31/95. As the chart shows, by December 31, 2005, the value of the investment at net asset value, with any dividends and distributions reinvested, would have grown to $19,638. For comparison, look at how the Russell 1000 Growth Index did over the same period. The same $10,000 investment would have grown to $19,179. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index. An expense waiver was in effect for the Fund during the periods shown. Performance would have been lower had the expense waiver not been in effect.

Average annual total returns
on investment                                  Ended
Standard Class Shares                          12/31/05
-------------------------------------------------------
One Year                                         +4.20%
-------------------------------------------------------
Five Years                                       -4.69%
-------------------------------------------------------
Ten Years                                        +6.98%
-------------------------------------------------------

The Service Class shares total return was 3.94% for the year ended 12/31/05 and its average annual total return was 10.65% for the period from 5/15/03 (commencement of operations) to 12/31/05.

* The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Russell 1000 companies consist of the 1,000 largest U.S. companies based on total market capitalization.

                          Capital Appreciation Fund- 1

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
CAPITAL APPRECIATION FUND

DISCLOSURE
     OF FUND EXPENSES
FOR THE PERIOD JULY 1, 2005 TO DECEMBER 31, 2005

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Fund, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                      Expenses
                                Beginning    Ending                  Paid During
                                 Account     Account    Annualized     Period
                                  Value       Value      Expense      7/1/05 to
                                 7/1/05     12/31/05      Ratios      12/31/05*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Standard Class                  $1,000.00   $1,064.90     0.73%         $3.80
Service Class                    1,000.00    1,063.50     0.98%          5.10
--------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                  $1,000.00   $1,021.53     0.73%         $3.72
Service Class                    1,000.00    1,020.27     0.98%          4.99
--------------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                          Capital Appreciation Fund- 2

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
CAPITAL APPRECIATION FUND

SECTOR ALLOCATION
AS OF DECEMBER 31, 2005

Sector designations may be different than the sector designations presented in other Fund materials.

                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
COMMON STOCK                                                   96.33%
------------------------------------------------------------------------
Aerospace & Defense                                             5.84%
Automobiles & Automotive Parts                                  0.49%
Banking & Finance                                               4.68%
Building & Materials                                            1.78%
Cable, Media & Publishing                                       0.67%
Chemicals                                                       1.31%
Computers & Technology                                         15.08%
Consumer Products                                               4.42%
Consumer Services                                               1.93%
Electronics & Electrical Equipment                              7.66%
Energy                                                          4.14%
Farming & Agriculture                                           1.05%
Food, Beverage & Tobacco                                        3.33%
Health Care & Pharmaceuticals                                  20.27%
Industrial Machinery                                            1.08%
Insurance                                                       1.78%
Leisure, Lodging & Entertainment                                1.53%
Metals & Mining                                                 3.12%
Packaging & Containers                                          0.48%
Real Estate                                                     0.46%
Retail                                                          3.55%
Telecommunications                                              5.99%
Textiles, Apparel & Furniture                                   2.27%
Transportation & Shipping                                       3.13%
Utilities                                                       0.29%
------------------------------------------------------------------------
DISCOUNT NOTE                                                   1.80%
------------------------------------------------------------------------
COMMERCIAL PAPER                                                1.74%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               99.87%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 0.13%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

                          Capital Appreciation Fund- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CAPITAL APPRECIATION FUND STATEMENT OF NET ASSETS
December 31, 2005

                                               NUMBER OF       MARKET
                                                SHARES          VALUE
                                                              (U.S. $)
    COMMON STOCK-96.33%
    AEROSPACE & DEFENSE-5.84%
    Boeing..................................      339,800   $  23,867,553
    British Aerospace (Great Britain).......      265,116       1,742,728
    Lockheed Martin.........................       95,105       6,051,531
    Northrop Grumman........................       13,620         818,698
                                                            -------------
                                                               32,480,510
                                                            -------------
    AUTOMOBILES & AUTOMOTIVE PARTS-0.49%
    Autoliv.................................        4,290         194,852
  + Bayerische Motoren Werke (Germany)......       24,831       1,087,659
    Nissan (Japan)..........................      140,100       1,420,011
                                                            -------------
                                                                2,702,522
                                                            -------------
    BANKING & FINANCE-4.68%
    American Express........................       93,670       4,820,258
    Chicago Mercantile Exchange.............        5,975       2,195,753
    Commerzbank (Germany)...................       60,414       1,875,284
    Credit Saison (Japan)...................       78,700       3,931,660
    Merrill Lynch...........................       56,650       3,836,905
    Mitsubishi UFJ Securities (Japan).......      120,000       1,506,361
    Mizuho Financial Group (Japan)..........          475       3,770,990
    T. Rowe Price Group.....................        6,685         481,521
    UBS.....................................       38,270       3,641,390
                                                            -------------
                                                               26,060,122
                                                            -------------
    BUILDING & MATERIALS-1.78%
    CEMEX ADR...............................       57,345       3,402,279
    D.R. Horton.............................       45,053       1,609,744
  + NVR.....................................        2,460       1,726,920
    Pulte Homes.............................       80,240       3,158,246
                                                            -------------
                                                                9,897,189
                                                            -------------
    CABLE, MEDIA & PUBLISHING-0.67%
  + Comcast Special Class A.................      145,860       3,747,143
                                                            -------------
                                                                3,747,143
                                                            -------------
    CHEMICALS-1.31%
    CF Industries...........................       94,665       1,443,641
    Shin-Etsu Chemical (Japan)..............       52,600       2,797,301
  + Syngenta (Switzerland)..................       24,660       3,067,842
                                                            -------------
                                                                7,308,784
                                                            -------------
    COMPUTERS & TECHNOLOGY-15.08%
    Adobe Systems...........................      118,135       4,366,270
  + Akamai Technologies.....................       46,830         933,322
  + Apple Computer..........................        8,595         617,895
  + Citrix Systems..........................       36,410       1,047,880
  + eBay....................................      248,770      10,759,303
  + EMC.....................................      376,235       5,124,321
  + Google Class A..........................       12,955       5,374,511
    Hewlett-Packard.........................       89,340       2,557,804
    Microsoft...............................      534,330      13,972,730
  + NAVTEQ..................................       47,155       2,068,690
  + Oracle..................................      168,310       2,055,065
  + Research In Motion......................      158,625      10,470,836
  + SanDisk.................................       26,710       1,677,922

                                               NUMBER OF       MARKET
                                                SHARES          VALUE
                                                              (U.S. $)
    COMMON STOCK (CONTINUED)
    COMPUTERS & TECHNOLOGY (CONTINUED)
    SAP ADR.................................      139,705   $   6,296,504
  + Yahoo...................................      424,345      16,625,836
                                                            -------------
                                                               83,948,889
                                                            -------------
    CONSUMER PRODUCTS-4.42%
    Esprit Holdings (Hong Kong).............      349,500       2,483,727
    Procter & Gamble........................      322,320      18,655,881
    Reckitt Benckiser (Great Britain).......      105,140       3,475,568
                                                            -------------
                                                               24,615,176
                                                            -------------
    CONSUMER SERVICES-1.93%
  + Iron Mountain...........................       27,830       1,174,983
    Moody's.................................       47,885       2,941,097
    Paychex.................................      173,120       6,599,334
                                                            -------------
                                                               10,715,414
                                                            -------------
    ELECTRONICS & ELECTRICAL EQUIPMENT-7.66%
  + Advanced Micro Devices..................      185,705       5,682,572
    Applied Materials.......................      164,305       2,947,632
    Emerson Electric........................       65,020       4,856,994
    General Electric........................      376,805      13,207,014
    Koninklijke Philips Electronics ADR.....      105,865       3,292,402
    Linear Technology.......................      104,650       3,774,726
  + Marvell Technology Group................       34,120       1,913,791
    Maxim Integrated Products...............       85,845       3,111,023
    Texas Instruments.......................      119,850       3,843,590
                                                            -------------
                                                               42,629,744
                                                            -------------
    ENERGY-4.14%
    Apache..................................       21,780       1,492,366
    EOG Resources...........................       50,985       3,740,769
    Exxon Mobil.............................      121,250       6,810,612
    Halliburton.............................       91,730       5,683,591
    Schlumberger Limited....................       43,690       4,244,484
    Suncor Energy...........................       17,425       1,100,040
                                                            -------------
                                                               23,071,862
                                                            -------------
    FARMING & AGRICULTURE-1.05%
    Monsanto................................       75,090       5,821,728
                                                            -------------
                                                                5,821,728
                                                            -------------
    FOOD, BEVERAGE & TOBACCO-3.33%
    Diageo ADR..............................       38,420       2,239,886
    PepsiCo.................................       75,960       4,487,717
    Sysco...................................       68,280       2,120,094
    Whole Foods Market......................       89,010       6,888,484
    Wrigley (Wm) Jr.........................       42,160       2,803,218
                                                            -------------
                                                               18,539,399
                                                            -------------
    HEALTH CARE & PHARMACEUTICALS-20.27%
    Abbott Laboratories.....................       70,360       2,774,295
    Alcon...................................       79,410      10,291,536
  + Amgen...................................       75,320       5,939,735
  + Celgene.................................       57,280       3,711,744
  + Coventry Health Care....................      111,190       6,333,382

                          Capital Appreciation Fund- 4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CAPITAL APPRECIATION FUND STATEMENT OF NET ASSETS (CONTINUED)

                                               NUMBER OF       MARKET
                                                SHARES          VALUE
                                                              (U.S. $)
    COMMON STOCK (CONTINUED)
    HEALTH CARE & PHARMACEUTICALS (CONTINUED)
  + Genentech...............................       54,140   $   5,007,950
  + Gilead Sciences.........................      112,530       5,922,454
  + Intuitive Surgical......................       20,355       2,387,031
  + Invitrogen..............................       11,335         755,364
    Lilly (Eli).............................      174,390       9,868,730
  + Medco Health Solutions..................       69,475       3,876,705
  + Medpartners.............................      218,730      11,328,027
    Medtronic...............................       87,060       5,012,044
    Merck...................................      154,855       4,925,938
  + Patterson Dental........................       90,965       3,038,231
    Roche Holding (Switzerland).............       15,123       2,270,320
    Teva Pharmaceutical Industries ADR......      256,705      11,040,882
    UnitedHealth Group......................      247,960      15,408,234
  + Varian Medical Systems..................       58,615       2,950,679
                                                            -------------
                                                              112,843,281
                                                            -------------
    INDUSTRIAL MACHINERY-1.08%
    Precision Castparts.....................      116,045       6,012,291
                                                            -------------
                                                                6,012,291
                                                            -------------
    INSURANCE-1.78%
    Berkley (W.R.)..........................       81,014       3,857,887
    Chubb...................................       27,725       2,707,346
    HCC Insurance Holdings..................       19,275         572,082
    MBIA....................................       46,025       2,768,864
                                                            -------------
                                                                9,906,179
                                                            -------------
    LEISURE, LODGING & ENTERTAINMENT-1.53%
    Harley-Davidson.........................       94,165       4,848,556
    Harrah's Entertainment..................       51,665       3,683,198
                                                            -------------
                                                                8,531,754
                                                            -------------
    METALS & MINING-3.12%
    Companhia Vale do Rio Doce ADR..........      255,980      10,531,016
    Inco....................................      104,250       4,542,173
    Tenaris ADR.............................       20,185       2,311,183
                                                            -------------
                                                               17,384,372
                                                            -------------
    PACKAGING & CONTAINERS-0.48%
    Ball....................................       67,330       2,674,348
                                                            -------------
                                                                2,674,348
                                                            -------------
    REAL ESTATE-0.46%
    Mitsubishi Estate (Japan)...............      124,000       2,576,759
                                                            -------------
                                                                2,576,759
                                                            -------------
    RETAIL-3.55%
    Costco Wholesale........................       24,990       1,236,255
    Inditex (Spain).........................       69,697       2,273,172
    Lowe's..................................       56,655       3,776,622
    Nordstrom...............................       63,175       2,362,745

                                               NUMBER OF       MARKET
                                                SHARES          VALUE
                                                              (U.S. $)
    COMMON STOCK (CONTINUED)
    RETAIL (CONTINUED)
    Staples.................................      145,022   $   3,293,450
    Target..................................       63,910       3,513,133
    Walgreen................................       74,730       3,307,550
                                                            -------------
                                                               19,762,927
                                                            -------------
    TELECOMMUNICATIONS-5.99%
    America Movil ADR.......................       49,910       1,460,367
  + Cisco Systems...........................      294,162       5,036,053
  + Corning.................................      241,000       4,738,060
  + Crown Castle International..............      113,985       3,067,336
  + Juniper Networks........................      249,190       5,556,937
    Nokia ADR...............................      413,735       7,571,351
    QUALCOMM................................      137,025       5,903,037
                                                            -------------
                                                               33,333,141
                                                            -------------
    TEXTILES, APPAREL & FURNITURE-2.27%
    Burberry Group (Great Britain)..........      387,871       2,858,348
  + Coach...................................       76,135       2,538,341
  + Mohawk Industries.......................       16,140       1,403,857
    NIKE Class B............................       67,450       5,853,985
                                                            -------------
                                                               12,654,531
                                                            -------------
    TRANSPORTATION & SHIPPING-3.13%
    C.H. Robinson Worldwide.................       36,575       1,354,372
    Hunt (J.B.) Transport...................       41,805         946,465
    Southwest Airlines......................      128,140       2,105,340
    Union Pacific...........................       28,570       2,300,171
    United Parcel Service Class B...........      142,500      10,708,875
                                                            -------------
                                                               17,415,223
                                                            -------------
    UTILITIES-0.29%
  + AES.....................................      103,430       1,637,297
                                                            -------------
                                                                1,637,297
                                                            -------------
    TOTAL COMMON STOCK
     (COST $429,480,180)....................                  536,270,585
                                                            -------------
                                               PRINCIPAL
                                                AMOUNT
    DISCOUNT NOTE-1.80%
 ## Freddie Mac
     4.047% 1/3/06..........................  $10,000,000       9,997,767
                                                            -------------
    TOTAL DISCOUNT NOTE
     (COST $9,997,767)......................                    9,997,767
                                                            -------------
    COMMERCIAL PAPER-1.74%
 =/ UBS Finance
     3.755% 1/3/06..........................    9,700,000       9,697,979
                                                            -------------
    TOTAL COMMERCIAL PAPER
     (COST $9,697,979)......................                    9,697,979
                                                            -------------

                          Capital Appreciation Fund- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CAPITAL APPRECIATION FUND STATEMENT OF NET ASSETS (CONTINUED)

TOTAL MARKET VALUE OF SECURITIES-99.87% (COST
 $449,175,926)..............................................  $ 555,966,331
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.13%.......        712,781
                                                              -------------
NET ASSETS APPLICABLE TO 30,297,407 SHARES
 OUTSTANDING-100.00%........................................  $ 556,679,112
                                                              =============
NET ASSET VALUE-CAPITAL APPRECIATION FUND STANDARD CLASS
 ($544,300,937 / 29,620,778 SHARES).........................        $18.376
                                                              =============
NET ASSET VALUE-CAPITAL APPRECIATION FUND SERVICE CLASS
 ($12,378,175 / 676,629 SHARES).............................        $18.294
                                                              =============
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2005:
Shares of beneficial interest (unlimited authorization -- no par).......................................................  $ 785,135,487
Undistributed net investment income.........................        430,983
Accumulated net realized loss on investments................   (336,052,039)
Net unrealized appreciation of investments and foreign
 currencies.................................................    107,164,681
                                                              -------------
Total net assets............................................  $ 556,679,112
                                                              =============

------------------

  + Non-income producing security for the year ended December
    31, 2005.
 ## Zero coupon security. The interest rate shown is the yield at the time of purchase.
 =/ The interest rate shown is the effective yield as of the time of purchase.

ADR-American Depositary Receipts

The following foreign currency exchange contracts were outstanding at December 31, 2005:

FOREIGN CURRENCY EXCHANGE CONTRACTS(1)

                                                                                                    UNREALIZED
                                                                                                   APPRECIATION
CONTRACTS TO DELIVER                          IN EXCHANGE FOR           SETTLEMENT DATE           (DEPRECIATION)
--------------------                          ---------------           ---------------           --------------
(250,000) British Pounds                       US$  440,325                 1/27/06                  $ 10,182
(455,000) British Pounds                       US$  821,275                 2/23/06                    38,407
(2,170,000) British Pounds                     US$3,728,191                 5/11/06                    (7,706)
(425,000) European Monetary Units              US$  536,533                 2/09/06                    32,239
(6,365,000) European Monetary Units            US$7,808,396                 1/27/06                   261,281
(440,000,000) Japanese Yen                     US$3,792,417                 2/09/06                    41,181
                                                                                                     --------
                                                                                                     $375,584
                                                                                                     ========

(1)See Note 6 in "Notes to Financial Statements."

                             See accompanying notes

                          Capital Appreciation Fund- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
CAPITAL APPRECIATION FUND
STATEMENT OF OPERATIONS
Year Ended December 31, 2005

INVESTMENT INCOME:
Dividends................................................  $ 5,250,750
Interest.................................................      400,471
Foreign tax withheld.....................................     (114,355)
                                                           -----------
                                                             5,536,866
                                                           -----------
EXPENSES:
Management fees..........................................    4,351,441
Accounting and administration expenses...................      292,281
Reports and statements to shareholders...................       91,869
Custodian fees...........................................       52,915
Professional fees........................................       41,672
Distribution expenses-Service Class......................       22,208
Trustees' fees...........................................       10,702
Other....................................................       47,934
                                                           -----------
                                                             4,911,022
Less expenses waived.....................................     (609,345)
Less expense paid indirectly.............................       (6,005)
                                                           -----------
Total expenses...........................................    4,295,672
                                                           -----------
NET INVESTMENT INCOME....................................    1,241,194
                                                           -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES:
Net realized gain on:
 Investments.............................................   82,234,800
 Foreign currencies......................................      799,761
                                                           -----------
Net realized gain........................................   83,034,561
Net change in unrealized appreciation/depreciation of
 investments and foreign currencies......................  (62,997,165)
                                                           -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
 FOREIGN CURRENCIES......................................   20,037,396
                                                           -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....  $21,278,590
                                                           ===========

                             See accompanying notes

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
CAPITAL APPRECIATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                    YEAR ENDED
                                              12/31/05       12/31/04
                                            ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
Net investment income (loss)..............  $  1,241,194   $   (395,457)
Net realized gain on investments and
 foreign currencies.......................    83,034,561     40,686,177
Net change in unrealized
 appreciation/depreciation of investments
 and foreign currencies...................   (62,997,165)    (8,567,281)
                                            ------------   ------------
Net increase in net assets resulting from
 operations...............................    21,278,590     31,723,439
                                            ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income:
 Standard Class...........................    (1,393,918)            --
 Service Class............................        (5,276)            --
                                            ------------   ------------
                                              (1,399,194)            --
                                            ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class...........................     7,273,689     22,625,025
 Service Class............................     9,481,425      3,589,890
Net asset value of shares issued upon
 reinvestment of dividends and
 distributions:
 Standard Class...........................     1,393,918             --
 Service Class............................         5,276             --
                                            ------------   ------------
                                              18,154,308     26,214,915
                                            ------------   ------------
Cost of shares repurchased:
 Standard Class...........................  (143,038,341)  (184,324,897)
 Service Class............................    (1,513,331)      (418,887)
                                            ------------   ------------
                                            (144,551,672)  (184,743,784)
                                            ------------   ------------
Decrease in net assets derived from
 capital share transactions...............  (126,397,364)  (158,528,869)
                                            ------------   ------------
NET DECREASE IN NET ASSETS................  (106,517,968)  (126,805,430)
NET ASSETS:
Beginning of year.........................   663,197,080    790,002,510
                                            ------------   ------------
End of year (including undistributed net
 investment income (accumulated loss) of
 $430,983 and $(210,778), respectively)...  $556,679,112   $663,197,080
                                            ============   ============

                             See accompanying notes

                          Capital Appreciation Fund- 7

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CAPITAL APPRECIATION FUND FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                      CAPITAL APPRECIATION FUND STANDARD CLASS
                                                                                     YEAR ENDED
                                                    12/31/05        12/31/04        12/31/03(1)        12/31/02         12/31/01
                                                    -----------------------------------------------------------------------------
Net asset value, beginning of period..............  $ 17.680        $ 16.793          $ 12.678         $ 17.358        $   25.345

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)...................     0.038          (0.009)           (0.014)          (0.032)           (0.035)
Net realized and unrealized gain (loss) on
 investments and foreign currencies...............     0.704           0.896             4.129           (4.648)           (6.035)
                                                    --------        --------          --------         --------        ----------
Total from investment operations..................     0.742           0.887             4.115           (4.680)           (6.070)
                                                    --------        --------          --------         --------        ----------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income.............................    (0.046)             --                --               --                --
Net realized gain on investments..................        --              --                --               --            (1.917)
                                                    --------        --------          --------         --------        ----------
Total dividends and distributions.................    (0.046)             --                --               --            (1.917)
                                                    --------        --------          --------         --------        ----------

Net asset value, end of period....................  $ 18.376        $ 17.680          $ 16.793         $ 12.678        $   17.358
                                                    ========        ========          ========         ========        ==========

Total return(3)...................................     4.20%           5.28%            32.45%          (26.96%)          (25.88%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)...........  $544,301        $659,385          $789,544         $678,243        $1,125,648
Ratio of expenses to average net assets...........     0.73%           0.80%             0.82%            0.80%             0.78%
Ratio of expenses to average net assets prior to
 fees waived and expense paid indirectly..........     0.83%           0.81%             0.82%            0.80%             0.78%
Ratio of net investment income (loss) to average
 net assets.......................................     0.22%          (0.06%)           (0.10%)          (0.21%)           (0.18%)
Ratio of net investment income (loss) to average
 net assets prior to fees waived and expense paid
 indirectly.......................................     0.12%          (0.07%)           (0.10%)          (0.21%)           (0.18%)
Portfolio turnover................................       85%             33%               21%              27%               48%

------------------
(1)Effective April 30, 2003, the Lincoln National Capital Appreciation Fund, Inc. was merged into the Capital Appreciation Fund. The financial highlights for periods prior to April 30, 2003 reflect the performance history of the Lincoln National Capital Appreciation Fund, Inc.

(2)The average shares outstanding method has been applied for per share information.

(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                          Capital Appreciation Fund- 8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CAPITAL APPRECIATION FUND FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                           CAPITAL APPRECIATION FUND SERVICE CLASS
                                                                                          5/15/03(1)
                                                                 YEAR ENDED                   TO
                                                          12/31/05        12/31/04         12/31/03
                                                          ------------------------------------------
Net asset value, beginning of period....................  $17.608         $16.766           $14.021

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)..................................   (0.006)         (0.051)           (0.036)
Net realized and unrealized gain on investments and
 foreign currencies.....................................    0.700           0.893             2.781
                                                          -------         -------           -------
Total from investment operations........................    0.694           0.842             2.745
                                                          -------         -------           -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income...................................   (0.008)             --                --
                                                          -------         -------           -------
Total dividends and distributions.......................   (0.008)             --                --
                                                          -------         -------           -------

Net asset value, end of period..........................  $18.294         $17.608           $16.766
                                                          =======         =======           =======

Total return(3).........................................    3.94%           5.02%            19.58%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted).................  $12,378         $ 3,812           $   458
Ratio of expenses to average net assets.................    0.98%           1.05%             1.06%
Ratio of expenses to average net assets prior to fees
 waived and expense paid indirectly.....................    1.08%           1.06%             1.06%
Ratio of net investment loss to average net assets......   (0.03%)         (0.31%)           (0.37%)
Ratio of net investment loss to average net assets prior
 to fees waived and expense paid indirectly.............   (0.13%)         (0.32%)           (0.37%)
Portfolio turnover......................................      85%             33%               21%(4)

------------------
(1)Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2)The average shares outstanding method has been applied for per share information.

(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(4)The portfolio turnover is representative for the entire Fund for the year ended December 31, 2003.

                             See accompanying notes

                          Capital Appreciation Fund- 9

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CAPITAL APPRECIATION FUND NOTES TO FINANCIAL STATEMENTS
December 31, 2005

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware statutory trust and consists of 18 series: Aggressive Growth Fund, Bond Fund, Capital Appreciation Fund, Core Fund, Equity-Income Fund, Global Asset Allocation Fund, Growth Fund, Growth and Income Fund, Growth Opportunities Fund, International Fund, Managed Fund, Money Market Fund, Social Awareness Fund, Special Opportunities Fund, Conservative Profile Fund, Moderate Profile Fund, Moderately Aggressive Profile Fund and Aggressive Profile Fund. These financial statements and the related notes pertain to the Capital Appreciation Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Trust's shares are sold directly or indirectly to The Lincoln National Life Insurance Company ("Lincoln Life") and its affiliates (collectively, the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term growth of capital in a manner consistent with preservation of capital.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $49,077 for the year ended December 31, 2005.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under the above arrangement is included under custodian fees on the Statement of Operations with the expense offset shown as "expense paid indirectly."

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisor, and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust

                         Capital Appreciation Fund- 10

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CAPITAL APPRECIATION FUND NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

registered with the Securities and Exchange Commission as an investment advisor. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation
(LNC). For its services, DMC receives a management fee at an annual rate of 0.75% of the first $500 million of the average daily net assets of the Fund and 0.70% of the average daily net assets of the Fund in excess of $500 million.

Effective May 1, 2005, DMC has contractually agreed to waive a portion of its advisory fee through April 30, 2006. The waiver amount is 0.15% on the first $100 million of average daily net assets of the Fund, 0.10% on the next $150 million, 0.15% on the next $250 million, 0.10% on the next $250 million, 0.15% on the next $750 million and 0.20% of average daily net assets in excess of $1.5 billion. For the period November 1, 2004 to May 1, 2005, the waiver amount was 0.10% on the first $100 million of average daily net assets of the Fund, 0.05% on the next $400 million, 0.025% on the next $500 million, 0.05% on the next $500 million and 0.10% on the average daily net assets in excess of $1.5 billion.

Janus Capital Management LLC (the "Sub-Advisor") is responsible for the day-to-day management of the Fund's investment portfolio. For these services, DMC, not the Fund, pays the Sub-Advisor 0.40% for the first $250 million of the Fund's average daily net assets, 0.35% of the next $500 million of the Fund's average daily net assets, 0.30% of the next $750 million of the Fund's average daily net assets and 0.25% of the excess of the Fund's average daily net assets over $1.5 billion. Prior to May 1, 2005, the rates were 0.45% for the first $500 million of the Fund's average daily net assets, 0.425% of the next $500 million of the Fund's average daily net assets, 0.40% of the next $500 million of the Fund's average daily net assets and 0.35% of the excess of the Fund's average daily net assets over $1.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the year ended December 31, 2005, fees for these services amounted to $244,951.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of DMC, provides various administrative services necessary for the operation of the Fund. For these services, the Fund pays Lincoln Life an annual fee of $25,000 plus the cost of certain support services, such as legal and corporate secretary services. For the year ended December 31, 2005, fees for these support services amounted to $22,330.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

At December 31, 2005, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to DMC..............................  $294,207
Accounting and Administration Fees Payable to DSC...........    39,390
Administration Fees Payable to Lincoln Life.................     2,083
Distribution Fees Payable to the Companies..................     2,634

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the year ended December 31, 2005, the Fund made purchases of $488,113,655 and sales of $619,805,892 of investment securities other than short-term investments.

At December 31, 2005, the cost of investments for federal income tax purposes was $449,808,971. At December 31, 2005, net unrealized appreciation was $106,157,360, of which $110,323,813 related to unrealized appreciation of investments and $4,166,453 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no distributions for the year ended December 31, 2004. The tax character of dividends and distributions paid during the year ended December 31, 2005 was as follows:

                                                                YEAR
                                                               ENDED
                                                              12/31/05
                                                             ----------
Ordinary income............................................  $1,399,194

                         Capital Appreciation Fund- 11

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CAPITAL APPRECIATION FUND NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)

As of December 31, 2005, the components of net assets on a tax basis were as follows:

Shares of beneficial interest............................  $785,135,487
Undistributed ordinary income............................       806,567
Capital loss carryforwards...............................  (335,418,994)
Unrealized appreciation of investments and foreign
 currencies..............................................   106,156,052
                                                           ------------
Net assets...............................................  $556,679,112
                                                           ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and mark-to-market of forward foreign currency contracts for tax purposes.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2005, the Fund recorded the following reclassifications.

UNDISTRIBUTED   ACCUMULATED
NET INVESTMENT  NET REALIZED
    INCOME      GAIN (LOSS)
--------------  ------------
   $799,761      $(799,761)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $82,753,586 was utilized in 2005. Capital loss carryforwards remaining at December 31, 2005 will expire as follows: $181,549,913 expires in 2009, $123,927,079 expires in 2010 and
$29,942,002 expires in 2011.

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                               YEAR              YEAR
                                              ENDED              ENDED
                                             12/31/05          12/31/04
                                            ----------        -----------
Shares sold:
 Standard Class...........................     415,932          1,374,302
 Service Class............................     546,027            214,297
Shares issued upon reinvestment of
 dividends and distributions:
 Standard Class...........................      77,153                 --
 Service Class............................         293                 --
                                            ----------        -----------
                                             1,039,405          1,588,599
                                            ----------        -----------
Shares repurchased:
 Standard Class...........................  (8,168,029)       (11,096,192)
 Service Class............................     (86,190)           (25,135)
                                            ----------        -----------
                                            (8,254,219)       (11,121,327)
                                            ----------        -----------
Net decrease..............................  (7,214,814)        (9,532,728)
                                            ==========        ===========

6. SUPPLEMENTAL FINANCIAL INSTRUMENTS INFORMATION
Foreign Currency Exchange Contracts--The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

7. MARKET RISKS
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in

                         Capital Appreciation Fund- 12

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CAPITAL APPRECIATION FUND NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. MARKET RISKS (CONTINUED)

the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund. At December 31, 2005, the Fund did not have investments in excess of 5% of net assets in any individual foreign country.

The Fund may invest its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of small- and mid-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

8. LINE OF CREDIT
The Fund, along with certain other series in the Trust (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the agreement. The Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at December 31, 2005, or at any time during the year.

9. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

                         Capital Appreciation Fund- 13

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Lincoln Variable Insurance Products Trust-Capital Appreciation Fund

We have audited the accompanying statement of net assets of the Capital Appreciation Fund (one of the series constituting Lincoln Variable Insurance Products Trust) (the "Fund") as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Capital Appreciation Fund of Lincoln Variable Insurance Products Trust at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                        [ERNST & YOUNG LLP]

Philadelphia, Pennsylvania
February 10, 2006

                         Capital Appreciation Fund- 14

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CAPITAL APPRECIATION FUND OTHER FUND INFORMATION

TAX INFORMATION (UNAUDITED)

For the fiscal year ended December 31, 2005, the Fund designates distributions paid during the year as follows:

     (A)
  LONG-TERM          (B)
CAPITAL GAINS  ORDINARY INCOME      TOTAL          (C)
DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS   QUALIFYING
 (TAX BASIS)     (TAX BASIS)     (TAX BASIS)   DIVIDENDS(1)
-------------  ---------------  -------------  ------------
     --             100%            100%          100%

------------------
(A) and (B) are based on a percentage of the Fund's total distributions.

(C) is based on a percentage of the Fund's ordinary income distributions.

(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

On August 15, 2005, the Board of Trustees of the Capital Appreciation Fund (the "Fund") met to consider, among other things, the renewal of the advisory and sub-advisory agreements for the Fund. Following presentations from Lincoln Fund Management, the Independent Trustees of the Trust met in executive session to consider the approval of the advisory agreement with Delaware Management Company ("DMC"), a series of Delaware Management Business Trust, and the sub-advisory agreement with Janus Capital Management LLC ("Janus").

The Independent Trustees reviewed materials provided by Lincoln Fund Management, DMC and Janus prior to the meeting. In addition, the Independent Trustees reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment advisory and sub-advisory agreements and the factors they should consider in renewing such agreements. Prior to and during a portion of the meeting, the Independent Trustees and their independent legal counsel met separately from management to consider renewal of the investment advisory agreement and the sub-advisory agreement.

In considering approval of the renewal of the advisory agreement and the sub-advisory agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered all factors together. The Independent Trustees considered the following factors and reached the following conclusions with respect to their review of the advisory and sub-advisory agreements.

ADVISORY AGREEMENT

In considering the renewal of the Fund's investment advisory agreement with DMC, the Independent Trustees considered the nature, extent and quality of services provided by DMC for the Fund and considered its response to various inquiries, including the list of services provided by DMC when serving as investment adviser and overseeing the sub-adviser, information about its investment staff, DMC's Form ADV and compliance matters. The Independent Trustees considered the delegation of day-to-day portfolio management responsibility to Janus. The Independent Trustees reviewed the investment performance of the Fund and noted that although long term performance had been acceptable, over the short term investment performance was below the average of the Fund's Lipper peer group and a securities market index. The Independent Trustees noted that DMC was engaged in ongoing discussions with Janus concerning the factors contributing to such underperformance and steps being taken to improve performance. The Independent Trustees concluded that the services provided by DMC were acceptable.

The Independent Trustees reviewed the advisory fee and the total expense ratio for the Fund compared to management fees and total expense ratio information of the Fund's Lipper peer group and considered the advisory fee waiver in effect for the Fund. The Board was provided information on the advisory fee DMC charges to other funds and its institutional account fee schedule. The Independent Trustees considered that the Fund's advisory fee and total expense ratio, net of the fee waiver, were below the average of the Fund's peer group and concluded that the advisory fee was reasonable. They also considered the profitability to DMC with respect to the Fund on a pre-tax basis and concluded that the profitability of DMC in connection with the management of the Fund was not unreasonable. The Independent Trustees considered the Fund's advisory fee schedule and the Fund's asset size, noted that the fee schedule contains breakpoints, considered the fee waiver, and concluded that the fee schedule and fee waiver reflect a sharing with the Fund of any economies of scale. They reviewed materials provided by DMC as to any additional benefits it receives and noted DMC's representation that it may enjoy increased business from shareholders who are familiar with the organization.

At the August 15(th) meeting, the full Board (a) concurred with the conclusions of the Independent Trustees and (b) approved the advisory agreement and the fees and other amounts to be paid under the agreement.

SUB-ADVISORY AGREEMENT

In considering the renewal of the sub-advisory agreement between DMC and Janus on behalf of the Fund, the Independent Trustees considered the nature, extent and quality of services provided by Janus under the sub-advisory agreement. They considered the services provided by Janus, the experience of the portfolio manager and the reputation, resources and investment approach of Janus. They noted the positive 10-year performance of the Fund and the more recent disappointing performance (as described above) and took into account the factors contributing to such underperformance, the steps being taken to improve performance and to reduce the Fund's volatility, and concluded that the services provided by Janus were acceptable.

The Independent Trustees considered the sub-advisory fee schedule under the sub-advisory agreement and how it related to the overall fee structure of the Fund and the fee rates charged to another fund managed by Janus and Janus' separate account fee schedule and concluded that the sub-advisory fee was reasonable. The Independent

                         Capital Appreciation Fund- 15

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CAPITAL APPRECIATION FUND OTHER FUND INFORMATION (CONTINUED)

Trustees noted that effective May 1, 2005, Janus agreed to reduce the sub-advisory fee schedule under the sub-advisory agreement. The Independent Trustees considered that the sub-advisory fee schedule was negotiated at arm's length between DMC and Janus, an unaffiliated third party, which DMC compensates Janus from its fees, and they reviewed profitability data provided by Janus and concluded that the profitability to Janus from serving as sub-adviser was not unreasonable. As part of their review of the sub-advisory agreement, the Independent Trustees considered whether the Fund would benefit from any economies of scale. The Independent Trustees noted that the advisory agreement with DMC included breakpoints and concluded that the overall structure was designed to share economies of scale with shareholders. The Independent Trustees reviewed materials provided by Janus as to any additional benefits it receives and noted Janus' statement that it may benefit from its association with the Lincoln organization because of the company's reputation.

At the August 15(th) meeting, the full Board (a) concurred with the conclusions of the Independent Trustees and (b) approved the sub-advisory agreement and the fees and other amounts to be paid under the agreement

                         Capital Appreciation Fund- 16

OFFICER/TRUSTEE INFORMATION

                            POSITION(S)    TERM OF OFFICE
    NAME, ADDRESS AND        HELD WITH      AND LENGTH OF                      PRINCIPAL OCCUPATION(S)
      YEAR OF BIRTH          THE TRUST     TIME SERVED(2)                     DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
Kelly D. Clevenger(1)       Chairman,    Chairman since       Vice President, The Lincoln National Life Insurance
1300 S. Clinton Street      President    August 1995;         Company; Executive Vice President, Lincoln Retirement
Fort Wayne, IN 46802        and Trustee  President and        Services Company, LLC; Second Vice President, Lincoln Life
YOB: 1952                                Trustee since        & Annuity Company of New York
                                         November 1994
Janet C. Chrzan(1)          Advisory     Advisory Trustee     Vice President, The Lincoln National Life Insurance
1300 S. Clinton Street      Trustee      since May 2004; and  Company; formerly Chief Financial Officer and Director of
Fort Wayne, IN 46802                     formerly Trustee     The Lincoln National Life Insurance Company; Vice
YOB: 1948                                since August 2003    President and Treasurer, Lincoln National Corporation
                                                              (insurance holding company); Chief Financial Officer and
                                                              Second Vice President, Lincoln Life & Annuity Company of
                                                              New York; Treasurer and Assistant Secretary, Lincoln
                                                              Financial Group Foundation, Inc.
Nancy L. Frisby             Trustee      Trustee since April  Vice President and Chief Financial Officer, DeSoto
1300 S. Clinton Street                   1992                 Memorial Hospital; formerly Chief Financial Officer,
Fort Wayne, IN 46802                                          Bascom Palmer Eye Institute, University of Miami School of
YOB: 1941                                                     Medicine; formerly Vice President and Chief Financial
                                                              Officer, St. Joseph Medical Center, Inc.
Kenneth G. Stella           Trustee      Trustee since        President, Indiana Hospital & Health Association
1300 S. Clinton Street                   February 1998
Fort Wayne, IN 46802
YOB: 1943
Gary D. Lemon               Advisory     Advisory Trustee     Instructor, Assistant Professor, Economics and Management,
1300 S. Clinton Street      Trustee      since November 2004  DePauw University
Fort Wayne, IN 46802
YOB: 1948
David H. Windley            Trustee      Trustee since        Director (Partner) Blue & Co., LLC
1300 S. Clinton Street                   August 2004
Fort Wayne, IN 46802
YOB: 1943
Eldon J. Summers(1)         Second Vice  Second Vice          Second Vice President and Treasurer, The Lincoln National
1300 S. Clinton Street      President    President and        Life Insurance Company
Fort Wayne, IN 46802        and          Treasurer since May
YOB: 1950                   Treasurer    2003
Cynthia A. Rose(1)          Secretary    Secretary since      Assistant Secretary, Lincoln National Corporation
1300 S. Clinton Street                   February 1995
Fort Wayne, IN 46802
YOB: 1954
Sheryl L. Sturgill(1)       Chief        Chief Accounting     Director of Separate Accounts Financial Operations,
1300 S. Clinton Street      Accounting   Officer since        Assistant Vice President, The Lincoln National Life
Fort Wayne, IN 46802        Officer      November 2003        Insurance Company; formerly Director of Compliance and
YOB: 1959                                                     Business Consulting, Lincoln National Reassurance Company
Rise' C.M. Taylor(1)        Vice         Vice President,      Vice President, Assistant Treasurer, and Assistant
1300 S. Clinton Street      President    Assistant            Secretary, The Lincoln National Life Insurance Company;
Fort Wayne, IN 46802        and          Treasurer, and       Second Vice President and Assistant Treasurer, Lincoln
YOB: 1967                   Assistant    Assistant Secretary  Life & Annuity Company of New York; formerly Investment
                            Treasurer    since August 2003    Portfolio Manager, Lincoln Investment Management

                             NUMBER OF
                             FUNDS IN
                               TRUST
                              COMPLEX
    NAME, ADDRESS AND       OVERSEEN BY    OTHER DIRECTORSHIPS
      YEAR OF BIRTH           TRUSTEE        HELD BY TRUSTEE
--------------------------  ------------------------------------
Kelly D. Clevenger(1)           19       Lincoln Retirement
1300 S. Clinton Street                   Services Company, LLC
Fort Wayne, IN 46802
YOB: 1952
Janet C. Chrzan(1)              19       The Administrative
1300 S. Clinton Street                   Management Group, Inc.;
Fort Wayne, IN 46802                     Lincoln Life Improved
YOB: 1948                                Housing, Inc.
Nancy L. Frisby                 19       N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1941
Kenneth G. Stella               19       First National Bank &
1300 S. Clinton Street                   Trust
Fort Wayne, IN 46802
YOB: 1943
Gary D. Lemon                   19       N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1948
David H. Windley                19       Meridian Investment
1300 S. Clinton Street                   Advisors, Inc.; Eureka
Fort Wayne, IN 46802                     College; Indiana Health
YOB: 1943                                Facility
Eldon J. Summers(1)             N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1950
Cynthia A. Rose(1)              N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1954
Sheryl L. Sturgill(1)           N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1959
Rise' C.M. Taylor(1)            N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1967

                         Capital Appreciation Fund- 17

                            POSITION(S)    TERM OF OFFICE
    NAME, ADDRESS AND        HELD WITH      AND LENGTH OF                      PRINCIPAL OCCUPATION(S)
      YEAR OF BIRTH          THE TRUST     TIME SERVED(2)                     DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
James Blake(1)              Chief        Chief Compliance     Assistant Vice President and Senior Compliance Officer,
1300 S. Clinton Street      Compliance   Officer since        Delaware Investments; formerly Client Trading Manager,
Fort Wayne, IN 46802        Officer      November 2005        Loomis Sayles & Company, LP
YOB: 1963

                             NUMBER OF
                             FUNDS IN
                               TRUST
                              COMPLEX
    NAME, ADDRESS AND       OVERSEEN BY    OTHER DIRECTORSHIPS
      YEAR OF BIRTH           TRUSTEE        HELD BY TRUSTEE
--------------------------  ------------------------------------
James Blake(1)                  N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1963

------------------
Additional information on the officers and trustees can be found in the Statement of Additional Information ("SAI") to the Trust's prospectus. To obtain a free copy of the SAI, write: Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). The SAI is also available on the SEC's web site (http://www.sec.gov).

(1) All of the executive officers are "interested persons" of the Trust, as that term is defined by Section 2(a)(19) of the 1940 Act, by reason of their being officers of the Trust.

(2) The officers and trustees hold their position with the Trust until retirement or resignation. The Bylaws of the Trust do not specify a term of office.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.

                         Capital Appreciation Fund- 18

                                   CORE FUND

                            [SALOMON BROTHERS LOGO]

                               Lincoln Variable
                               Insurance Products Trust-
                               Core Fund
                               Annual Report
                               December 31, 2005

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST- CORE FUND

INDEX

COMMENTARY
DISCLOSURE OF FUND EXPENSES
SECTOR ALLOCATION
STATEMENT OF NET ASSETS
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
OTHER FUND INFORMATION
OFFICER/TRUSTEE INFORMATION

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
CORE FUND

ANNUAL REPORT COMMENTARY
For the period ended December 31, 2005

Managed by:

                                                         [Salomon Brothers Logo]
The Fund returned 4.4% (Standard Class shares with distributions reinvested) since its inception on May 3, 2005. Its benchmark, the S&P 500 Index*, returned 9.30% from May 2, 2005 through December 31, 2005.

When viewed at year-end 2005, the financial markets seemed fairly benign, with stocks having posted small gains, and bonds finishing the year about where they began. While that might seem boring, there was plenty of volatility inside the markets. Some groups, like energy and natural resources, had big moves interrupted by some sharp corrections. Other groups, despite excellent or improving fundamentals, suffered from neglect. That was particularly true of many of the big blue chip stocks.

The Core Fund continues to own a package of companies with characteristics that the managers believe have served well over long periods of time; superior balance sheets, necessary products, free cash flow that can be used to raise dividends and/or repurchase shares, or assets that are under-appreciated by the markets. The managers maintain a positive outlook and believe an anticipated end to Fed rate hikes could be a catalyst for better markets.

Harry D. Cohen
Salomon Brothers Asset Management

Growth of $10,000 invested 5/3/05 through 12/31/05
(LINE GRAPH)

                                                                  CORE FUND STANDARD CLASS
                                                                           SHARES                         S&P 500 INDEX
                                                                  ------------------------                -------------
05/03/05                                                                  10000.00                           10000.00
                                                                          10061.00                           10318.00
                                                                          10001.00                           10333.00
                                                                          10247.00                           10717.00
                                                                          10204.00                           10619.00
                                                                          10267.00                           10705.00
                                                                          10199.00                           10527.00
                                                                          10498.00                           10926.00
12/31/05                                                                  10444.00                           10930.00

This chart illustrates, hypothetically, that $10,000 was invested in the Core Fund Standard Class shares on 5/3/05 (commencement of operations). As the chart shows, by December 31, 2005, the value of the investment at net asset value, with any dividends and distributions reinvested, would have grown to $10,444. For comparison, look at how the S&P 500 Index did from 5/2/05 through 12/31/05. The same $10,000 investment would have grown to $10,930. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index. An expense waiver was in effect for the Fund during the period shown. Performance would have been lower had the expense waiver not been in effect.

Cumulative total return
on investment                                  Ended
Standard Class Shares                          12/31/05
-------------------------------------------------------
Inception (5/3/05)                               +4.44%
-------------------------------------------------------

The Service Class shares cumulative total return was 4.27% for the period from 5/3/05 (commencement of operations) to 12/31/05.

* The S&P 500 Index measures the performance of mostly large-capitalization U.S. companies.

                                  Core Fund- 1

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
CORE FUND

DISCLOSURE
     OF FUND EXPENSES
FOR THE PERIOD JULY 1, 2005 TO DECEMBER 31, 2005

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Fund, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                      Expenses
                               Beginning     Ending                  Paid During
                                Account      Account    Annualized     Period
                                 Value        Value      Expense      7/1/05 to
                                 7/1/05     12/31/05      Ratios      12/31/05*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Standard Class                 $1,000.00    $1,044.30     0.84%         $4.33
Service Class                   1,000.00     1,043.00     1.09%          5.61
--------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                 $1,000.00    $1,020.97     0.84%         $4.28
Service Class                   1,000.00     1,019.71     1.09%          5.55
--------------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                                  Core Fund- 2

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
CORE FUND

SECTOR ALLOCATION
AS OF DECEMBER 31, 2005

Sector designations may be different than the sector designations presented in other Fund materials.

                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
COMMON STOCK                                                   89.53%
------------------------------------------------------------------------
Commercial Services                                             0.34%
Communications                                                  0.64%
Consumer Non-Durables                                           7.49%
Consumer Services                                               7.18%
Electronic Technology                                           6.59%
Energy Minerals                                                 7.52%
Finance                                                        12.66%
Health Technology                                               7.62%
Industrial Services                                             2.14%
Non-Energy Minerals                                             1.90%
Process Industries                                              3.49%
Producer Manufacturer                                          12.37%
Retail Trade                                                    6.25%
Technology Services                                             9.75%
Transportation                                                  2.79%
Utilities                                                       0.80%
------------------------------------------------------------------------
FEDERAL AGENCY (DISCOUNT NOTE)                                 14.37%
------------------------------------------------------------------------
EXCHANGE TRADED FUNDS                                           1.09%
------------------------------------------------------------------------
CLOSED END FUND                                                 0.87%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              105.86%
------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                (5.86%)
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

                                  Core Fund- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CORE FUND
STATEMENT OF NET ASSETS
December 31, 2005

                                                 NUMBER OF      MARKET
                                                   SHARES        VALUE
    COMMON STOCK-89.53%
    COMMERCIAL SERVICES-0.34%
    ARAMARK Class B............................       1,900   $    52,782
                                                              -----------
                                                                   52,782
                                                              -----------
    COMMUNICATIONS-0.64%
    Sprint.....................................       3,900        91,104
    Verizon Communications.....................         250         7,530
                                                              -----------
                                                                   98,634
                                                              -----------
    CONSUMER NON-DURABLES-7.49%
    Cadbury Schweppes ADR......................       1,300        49,777
  + Dean Foods.................................       1,600        60,256
    General Mills..............................       1,100        54,252
    Heinz (H.J.)...............................       2,700        91,044
    Hershey....................................         500        27,625
    Kimberly-Clark.............................       2,600       155,090
    PepsiCo....................................       4,400       259,952
    Procter & Gamble...........................       5,172       299,355
    Wrigley, (Wm) Jr...........................       2,400       159,576
                                                              -----------
                                                                1,156,927
                                                              -----------
    CONSUMER SERVICES-7.18%
  + Comcast Special Class A....................       2,650        68,079
    Disney (Walt)..............................       9,000       215,730
    Fairmont Hotels & Resorts..................       1,900        80,579
    Gannett....................................       2,650       160,511
    International Game Technology..............       2,400        73,872
  + Liberty Media Class A......................       2,500        19,675
    Marcus.....................................       1,900        44,650
    Meredith...................................       1,900        99,446
    Time Warner................................      15,400       268,575
    Viacom Class B.............................       1,325        43,195
  + XM Satellite Radio Holdings Class A........       1,300        35,464
                                                              -----------
                                                                1,109,776
                                                              -----------
    ELECTRONIC TECHNOLOGY-6.59%
  + Avaya......................................       4,000        42,680
  + Cisco Systems..............................      12,900       220,848
  + EMC........................................       9,600       130,752
  + Freescale Semiconductor Class B............       2,950        74,252
    Hewlett-Packard............................       4,700       134,561
    Intel......................................       3,950        98,592
  + Lucent Technologies........................      11,400        30,324
    Motorola...................................       3,400        76,806
    Raytheon...................................       4,400       176,660
    Texas Instruments..........................       1,000        32,070
                                                              -----------
                                                                1,017,545
                                                              -----------
    ENERGY MINERALS-7.52%
    BP ADR.....................................       2,600       166,972
    Canadian Natural Resources.................       3,400       168,708
  + Cimarex Energy.............................       1,500        64,515
    EnCana.....................................       4,450       200,962
    Exxon Mobil................................       8,700       488,679
    Suncor Energy..............................       1,150        72,600
                                                              -----------
                                                                1,162,436
                                                              -----------

                                                 NUMBER OF      MARKET
                                                   SHARES        VALUE
    COMMON STOCK (CONTINUED)
    FINANCE-12.66%
    Bank of America............................       4,200   $   193,830
    Bank of New York...........................       2,600        82,810
  + Berkshire Hathaway Class A.................           2       177,240
  + Berkshire Hathaway Class B.................         185       543,067
    Brookline Bancorp..........................         900        12,753
  + Covanta....................................       1,700        25,602
    Forest City Enterprises....................       5,700       216,201
    Goldman Sachs Group........................         500        63,855
    JPMorgan Chase.............................       1,750        69,458
    Merrill Lynch..............................       3,150       213,350
    St. Joe....................................         900        60,498
  + Tejon Ranch................................         500        19,960
    Wells Fargo................................       4,400       276,451
                                                              -----------
                                                                1,955,075
                                                              -----------
    HEALTH TECHNOLOGY-7.62%
  + Amgen......................................       2,100       165,606
    Bard (C.R.)................................         900        59,328
  + Biogen Idec................................       1,400        63,462
  + IDEXX Laboratories.........................       1,150        82,777
    Johnson & Johnson..........................       4,700       282,470
    Medtronic..................................       1,900       109,383
  + MGI PHARMA.................................       2,000        34,320
    Pfizer.....................................       5,900       137,588
    Teva Pharmaceutical Industries ADR.........       1,600        68,816
  + WellPoint..................................       1,300       103,727
    Wyeth......................................       1,500        69,105
                                                              -----------
                                                                1,176,582
                                                              -----------
    INDUSTRIAL SERVICES-2.14%
    ENSCO International........................       1,450        64,308
    Schlumberger...............................         900        87,435
    Waste Management...........................       5,900       179,065
                                                              -----------
                                                                  330,808
                                                              -----------
    NON-ENERGY MINERALS-1.90%
    Alcoa......................................       1,900        56,183
    Newmont Mining.............................       1,150        61,410
    Rio Tinto ADR..............................         600       109,674
    Weyerhaeuser...............................       1,000        66,340
                                                              -----------
                                                                  293,607
                                                              -----------
    PROCESS INDUSTRIES-3.49%
    Cytec Industries...........................       2,000        95,260
    Dow Chemical...............................       1,250        54,775
    duPont (E.I.) deNemours....................       3,950       167,875
    Ecolab.....................................       2,100        76,167
    PPG Industries.............................       2,500       144,750
                                                              -----------
                                                                  538,827
                                                              -----------
    PRODUCER MANUFACTURER-12.37%
    3M.........................................       6,450       499,875
    American Power Conversion..................       3,100        68,200
    General Electric...........................      19,200       672,959
    Honeywell International....................       2,400        89,400
    Masco......................................       1,700        51,323

                                  Core Fund- 4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CORE FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                 NUMBER OF      MARKET
                                                   SHARES        VALUE
    COMMON STOCK (CONTINUED)
    PRODUCER MANUFACTURER (CONTINUED)
    Pitney Bowes...............................       1,400   $    59,150
    Tyco International.........................       7,750       223,665
    United Technologies........................       4,400       246,004
                                                              -----------
                                                                1,910,576
                                                              -----------
    RETAIL TRADE-6.25%
  + Amazon.com.................................       1,650        77,798
  + Bed Bath & Beyond..........................       2,600        93,990
    Costco Wholesale...........................       2,600       128,622
    Home Depot.................................       3,700       149,776
  + InterActiveCorp............................       2,900        82,099
    Tiffany & Co...............................       1,100        42,119
    TJX........................................       1,200        27,876
    Wal-Mart Stores............................       5,400       252,720
    Walgreen...................................       2,500       110,650
                                                              -----------
                                                                  965,650
                                                              -----------
    TECHNOLOGY SERVICES-9.75%
    Automatic Data Processing..................       3,400       156,026
  + Digital River..............................       1,225        36,432
    International Business Machines............       2,400       197,280
    Microsoft..................................      28,200       737,429
  + Symantec...................................       6,400       112,000
  + VeriSign...................................       2,900        63,568
  + Yahoo......................................       5,200       203,736
                                                              -----------
                                                                1,506,471
                                                              -----------
    TRANSPORTATION-2.79%
    Florida East Coast Industries..............       3,200       135,584
    Southwest Airlines.........................       3,800        62,434
    United Parcel Service Class B..............       3,100       232,965
                                                              -----------
                                                                  430,983
                                                              -----------

                                                 NUMBER OF      MARKET
                                                   SHARES        VALUE
    COMMON STOCK (CONTINUED)
    UTILITIES-0.80%
    Cinergy....................................       2,400   $   101,904
    KeySpan....................................         600        21,414
                                                              -----------
                                                                  123,318
                                                              -----------
    TOTAL COMMON STOCK
     (COST $13,572,650)........................                13,829,997
                                                              -----------
                                                 PRINCIPAL
                                                   AMOUNT
    FEDERAL AGENCY (DISCOUNT NOTE)-14.37%
 ## Federal Home Loan Discount Note
     3.403% 1/3/06.............................  $2,220,000     2,219,581
                                                              -----------
    TOTAL FEDERAL AGENCY (DISCOUNT NOTE)
     (COST $2,219,581).........................                 2,219,581
                                                              -----------
                                                 NUMBER OF
                                                   SHARES
    EXCHANGE TRADED FUNDS-1.09%
    iShares MSCI Japan Index Fund..............       7,900       106,808
    S & P 500 Depositary Receipt...............         500        62,265
                                                              -----------
    TOTAL EXCHANGE TRADED FUNDS
     (COST $143,916)...........................                   169,073
                                                              -----------
    CLOSED END FUND-0.87%
    Streettracks Gold Trust....................       2,600       134,238
                                                              -----------
    TOTAL CLOSED END FUND
     (COST $119,249)...........................                   134,238
                                                              -----------

TOTAL MARKET VALUE OF SECURITIES-105.86% (COST
 $16,055,396)...............................................   16,352,889
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(5.86%)9....     (904,676)
                                                              -----------
NET ASSETS APPLICABLE TO 1,484,391 SHARES
 OUTSTANDING-100.00%........................................  $15,448,213
                                                              ===========
NET ASSET VALUE-CORE FUND STANDARD CLASS ($14,611,668 /
 1,403,985 SHARES)..........................................      $10.407
                                                                  =======
NET ASSET VALUE-CORE FUND SERVICE CLASS ($836,545 / 80,406
 SHARES)....................................................      $10.404
                                                                  =======
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2005:
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $15,138,964
Undistributed net investment income.........................       10,921
Accumulated net realized gain on investments................          839
Net unrealized appreciation of investments and foreign
 currencies.................................................      297,489
                                                              -----------
Total net assets............................................  $15,448,213
                                                              ===========

------------------

 ## Zero coupon security. The interest rate shown is the yield at the time of purchase.
  + Non-income producing security for the year ended December
    31, 2005.
  9 Of this amount, $922,341 represents payables for securities purchased as of December 31, 2005.

ADR-American Depositary Receipts

                             See accompanying notes

                                  Core Fund- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
CORE FUND
STATEMENT OF OPERATIONS
May 3, 2005* to December 31, 2005

INVESTMENT INCOME:
Dividends..................................................  $ 65,343
Interest...................................................    34,234
Foreign tax withheld.......................................       (82)
                                                             --------
                                                               99,495
                                                             --------
EXPENSES:
Accounting and administration expenses.....................    81,902
Professional fees..........................................    39,698
Management fees............................................    34,818
Custodian fees.............................................    10,256
Reports and statements to shareholders.....................     6,342
Trustees' fees.............................................     3,774
Distribution expenses-Service Class........................       535
Other......................................................     4,428
                                                             --------
                                                              181,753
Less expenses absorbed or waived...........................  (136,575)
Less expense paid indirectly...............................    (2,255)
                                                             --------
Total expenses.............................................    42,923
                                                             --------
NET INVESTMENT INCOME......................................    56,572
                                                             --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENT AND FOREIGN
 CURRENCIES:
Net realized gain on:
 Investments...............................................       839
 Foreign currencies........................................         5
                                                             --------
Net realized gain..........................................       844
Net change in unrealized appreciation/depreciation of
 investments and foreign currencies........................   297,489
                                                             --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN
 CURRENCIES................................................   298,333
                                                             --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.......  $354,905
                                                             ========

------------------
*Date of commencement of operations.

                             See accompanying notes

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
CORE FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                             5/3/05*
                                                               TO
                                                            12/31/05
                                                           -----------
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income....................................  $    56,572
Net realized gain on investments and foreign
 currencies..............................................          844
Net change in unrealized appreciation/depreciation of
 investments and foreign currencies......................      297,489
                                                           -----------
Net increase in net assets resulting from operations.....      354,905
                                                           -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
 Standard Class..........................................      (44,263)
 Service Class...........................................       (1,393)
                                                           -----------
                                                               (45,656)
                                                           -----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class..........................................   16,397,777
 Service Class...........................................      989,232
Net asset value of shares issued upon reinvestment of
 dividends and distributions:
 Standard Class..........................................       44,263
 Service Class...........................................        1,393
                                                           -----------
                                                            17,432,665
                                                           -----------
Cost of shares repurchased:
 Standard Class..........................................   (2,126,597)
 Service Class...........................................     (167,104)
                                                           -----------
                                                            (2,293,701)
                                                           -----------
Increase in net assets derived from capital share
 transactions............................................   15,138,964
                                                           -----------
NET INCREASE IN NET ASSETS...............................   15,448,213
NET ASSETS:
Beginning of period......................................           --
                                                           -----------
End of period (including undistributed net investment
 income of $10,921)......................................  $15,448,213
                                                           ===========

------------------
*Date of commencement of operations.

                             See accompanying notes

                                  Core Fund- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CORE FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout the period was as follows:

                                                              CORE FUND STANDARD CLASS
                                                                     5/3/05(1)
                                                                         TO
                                                                      12/31/05
                                                              ------------------------
Net asset value, beginning of period........................           $10.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)....................................             0.078
Net realized and unrealized gain on investments and foreign
 currencies.................................................             0.366
                                                                       -------
Total from investment operations............................             0.444
                                                                       -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income.......................................            (0.037)
                                                                       -------
Total dividends and distributions...........................            (0.037)
                                                                       -------

Net asset value, end of period..............................           $10.407
                                                                       =======

Total return(3).............................................             4.44%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted).....................           $14,612
Ratio of expenses to average net assets(4)..................             0.84%
Ratio of expenses to average net assets prior to fees waived
 and expense paid indirectly................................             3.61%
Ratio of net investment income to average net assets........             1.14%
Ratio of net investment loss to average net assets prior to
 fees waived and expense paid indirectly....................            (1.63%)
Portfolio turnover..........................................               43%

------------------
(1)Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)The average shares outstanding method has been applied for per share information.

(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4)Ratio for the period ended December 31, 2005 including fees paid indirectly in accordance with Securities and Exchange Commission rules was 0.89%.

                             See accompanying notes

                                  Core Fund- 7

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CORE FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout the period was as follows:

                                                              CORE FUND SERVICE CLASS
                                                                     5/3/05(1)
                                                                        TO
                                                                     12/31/05
                                                              -----------------------
Net asset value, beginning of period........................          $10.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)....................................            0.061
Net realized and unrealized gain on investments and foreign
 currencies.................................................            0.366
                                                                      -------
Total from investment operations............................            0.427
                                                                      -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income.......................................           (0.023)
                                                                      -------
Total dividends and distributions...........................           (0.023)
                                                                      -------

Net asset value, end of period..............................          $10.404
                                                                      =======

Total return(3).............................................            4.27%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted).....................          $   836
Ratio of expenses to average net assets(4)..................            1.09%
Ratio of expenses to average net assets prior to fees waived
 and expense paid indirectly................................            3.86%
Ratio of net investment income to average net assets........            0.89%
Ratio of net investment loss to average net assets prior to
 fees waived and expense paid indirectly....................           (1.88%)
Portfolio turnover..........................................              43%

------------------
(1)Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)The average shares outstanding method has been applied for per share information.

(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4)Ratio for the period ended December 31, 2005 including fees paid indirectly in accordance with Securities and Exchange Commission rules was 1.14%.

                             See accompanying notes

                                  Core Fund- 8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CORE FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2005

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware statutory trust and consists of 18 series: Aggressive Growth Fund, Bond Fund, Capital Appreciation Fund, Core Fund, Equity-Income Fund, Global Asset Allocation Fund, Growth Fund, Growth and Income Fund, Growth Opportunities Fund, International Fund, Managed Fund, Money Market Fund, Social Awareness Fund, Special Opportunities Fund, Conservative Profile Fund, Moderate Profile Fund, Moderately Aggressive Profile Fund and Aggressive Profile Fund. These financial statements and the related notes pertain to the Core Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Trust's shares are sold directly or indirectly to The Lincoln National Life Insurance Company ("Lincoln Life") and its affiliates (collectively, the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund commenced operations on May 3, 2005.

The Fund's investment objective is long-term capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Fund intends to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. There were no commission rebates during the period* ended December 31, 2005.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under the above arrangement is included under custodian fees on the Statement of Operations with the expense offset shown as "expense paid indirectly."

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisor, and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment advisor. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at an annual rate of 0.69% of the average daily net assets of the Fund.

Lincoln Life, an affiliate of DMC, has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses, exclusive of distribution fees, exceed 0.84% of average daily net assets. The Agreement will continue at least through September 1, 2006, and renew automatically for one-year terms unless Lincoln Life provides written notice of termination to the Fund.

------------------

*Commenced operations on May 3, 2005.

                                  Core Fund- 9

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CORE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

Salomon Brothers Asset Management, Inc. (the "Sub-Advisor"), a wholly owned subsidiary of Legg Mason, Inc., is responsible for the day-to-day management of the Fund's investment portfolio. For these services, DMC, not the Fund, pays the Sub-Advisor 0.40% for the first $500 million of the Fund's average daily net assets and 0.35% of any excess of the Fund's average daily net assets over $500 million.

The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment sub-advisor. The commissions paid to these affiliated firms were $11 for the period* ended December 31, 2005.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the period* ended December 31, 2005, fees for these services amounted to $42,817.

Pursuant to an Administration Agreement, Lincoln Life, provides various administrative services necessary for the operation of the Fund. For these services, the Fund pays Lincoln Life an annual fee of $25,000 plus the cost of certain support services, such as legal and corporate secretary services. For the period* ended December 31, 2005, fees for these support services amounted to $22,418.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

At December 31, 2005, the Fund had receivables from or liabilities payable to affiliates as follows:

Management Fees Payable to DMC..............................  $ (8,979)
Accounting and Administration Fees Payable to DSC...........   (10,841)
Administration Fees Payable to Lincoln Life.................    (2,083)
Distribution Fees Payable to the Companies..................      (175)
Receivable from Lincoln Life................................    43,649

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the period* ended December 31, 2005, the Fund made purchases of $15,848,575 and sales of $2,013,598 of investment securities other than short-term investments.

At December 31, 2005, the cost of investments for federal income tax purposes was $16,085,791. At December 31, 2005, net unrealized appreciation was $267,098, of which $504,356 related to unrealized appreciation of investments and $237,258 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the period* ended December 31, 2005 was as follows:

                                                               PERIOD
                                                                ENDED
                                                              12/31/05*
                                                              ---------
Ordinary income.............................................   $45,656

As of December 31, 2005, the components of net assets on a tax basis were as follows:

Shares of beneficial interest.............................  $15,138,964
Undistributed ordinary income.............................       42,155
Unrealized appreciation of investments and foreign
 currencies...............................................      267,094
                                                            -----------
Net assets................................................  $15,448,213
                                                            ===========

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

------------------

*Commenced operations on May 3, 2005.

                                 Core Fund- 10

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CORE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the period* ended December 31, 2005, the Fund recorded the following reclassifications.

UNDISTRIBUTED    ACCUMULATED
NET INVESTMENT   NET REALIZED
    INCOME       GAIN (LOSS)
--------------   ------------
      $5             $(5)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                               PERIOD
                                                                ENDED
                                                              12/31/05*
                                                              ---------
Shares sold:
 Standard Class.............................................  1,601,281
 Service Class..............................................     96,383
Shares issued upon reinvestment of dividends and
 distributions:
 Standard Class.............................................      4,270
 Service Class..............................................        134
                                                              ---------
                                                              1,702,068
                                                              ---------
Shares repurchased:
 Standard Class.............................................   (201,566)
 Service Class..............................................    (16,111)
                                                              ---------
                                                               (217,677)
                                                              ---------
Net increase................................................  1,484,391
                                                              =========

------------------
*Commenced operations on May 3, 2005.

6. LINE OF CREDIT
The Fund, along with certain other series in the Trust (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the Agreement. The Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at December 31, 2005, or at any time during the period.

7. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

                                 Core Fund- 11

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Lincoln Variable Insurance Products Trust-Core Fund

We have audited the accompanying statement of net assets of the Core Fund (one of the series constituting Lincoln Variable Insurance Products Trust) (the "Fund") as of December 31, 2005, and the related statement of operations, statement of changes in net assets, and financial highlights for the period May 3, 2005 (commencement of operations) to December 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Core Fund of Lincoln Variable Insurance Products Trust at December 31, 2005, and the results of its operations, the changes in its net assets, and its financial highlights for the period May 3, 2005 (commencement of operations) to December 31, 2005, in conformity with U.S. generally accepted accounting principles.

                                        [ERNST & YOUNG LLP]

Philadelphia, Pennsylvania
February 10, 2006

                                 Core Fund- 12

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CORE FUND

OTHER FUND INFORMATION

TAX INFORMATION (UNAUDITED)
For the fiscal year ended December 31, 2005, the Fund designates distributions paid during the year as follows:

     (A)
  LONG-TERM          (B)
CAPITAL GAINS  ORDINARY INCOME      TOTAL          (C)
DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS   QUALIFYING
 (TAX BASIS)     (TAX BASIS)     (TAX BASIS)   DIVIDENDS(1)
-------------  ---------------  -------------  ------------
     --             100%            100%           73%

------------------
(A) and (B) are based on a percentage of the Fund's total distributions.

(C) is based on a percentage of the Fund's ordinary income distributions.

(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

                                 Core Fund- 13

OFFICER/TRUSTEE INFORMATION

                            POSITION(S)    TERM OF OFFICE
    NAME, ADDRESS AND        HELD WITH      AND LENGTH OF                      PRINCIPAL OCCUPATION(S)
      YEAR OF BIRTH          THE TRUST     TIME SERVED(2)                     DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
Kelly D. Clevenger(1)       Chairman,    Chairman since       Vice President, The Lincoln National Life Insurance
1300 S. Clinton Street      President    August 1995;         Company; Executive Vice President, Lincoln Retirement
Fort Wayne, IN 46802        and Trustee  President and        Services Company, LLC; Second Vice President, Lincoln Life
YOB: 1952                                Trustee since        & Annuity Company of New York
                                         November 1994
Janet C. Chrzan(1)          Advisory     Advisory Trustee     Vice President, The Lincoln National Life Insurance
1300 S. Clinton Street      Trustee      since May 2004; and  Company; formerly Chief Financial Officer and Director of
Fort Wayne, IN 46802                     formerly Trustee     The Lincoln National Life Insurance Company; Vice
YOB: 1948                                since August 2003    President and Treasurer, Lincoln National Corporation
                                                              (insurance holding company); Chief Financial Officer and
                                                              Second Vice President, Lincoln Life & Annuity Company of
                                                              New York; Treasurer and Assistant Secretary, Lincoln
                                                              Financial Group Foundation, Inc.
Nancy L. Frisby             Trustee      Trustee since April  Vice President and Chief Financial Officer, DeSoto
1300 S. Clinton Street                   1992                 Memorial Hospital; formerly Chief Financial Officer,
Fort Wayne, IN 46802                                          Bascom Palmer Eye Institute, University of Miami School of
YOB: 1941                                                     Medicine; formerly Vice President and Chief Financial
                                                              Officer, St. Joseph Medical Center, Inc.
Kenneth G. Stella           Trustee      Trustee since        President, Indiana Hospital & Health Association
1300 S. Clinton Street                   February 1998
Fort Wayne, IN 46802
YOB: 1943
Gary D. Lemon               Advisory     Advisory Trustee     Instructor, Assistant Professor, Economics and Management,
1300 S. Clinton Street      Trustee      since November 2004  DePauw University
Fort Wayne, IN 46802
YOB: 1948
David H. Windley            Trustee      Trustee since        Director (Partner) Blue & Co., LLC
1300 S. Clinton Street                   August 2004
Fort Wayne, IN 46802
YOB: 1943
Eldon J. Summers(1)         Second Vice  Second Vice          Second Vice President and Treasurer, The Lincoln National
1300 S. Clinton Street      President    President and        Life Insurance Company
Fort Wayne, IN 46802        and          Treasurer since May
YOB: 1950                   Treasurer    2003
Cynthia A. Rose(1)          Secretary    Secretary since      Assistant Secretary, Lincoln National Corporation
1300 S. Clinton Street                   February 1995
Fort Wayne, IN 46802
YOB: 1954
Sheryl L. Sturgill(1)       Chief        Chief Accounting     Director of Separate Accounts Financial Operations,
1300 S. Clinton Street      Accounting   Officer since        Assistant Vice President, The Lincoln National Life
Fort Wayne, IN 46802        Officer      November 2003        Insurance Company; formerly Director of Compliance and
YOB: 1959                                                     Business Consulting, Lincoln National Reassurance Company
Rise' C.M. Taylor(1)        Vice         Vice President,      Vice President, Assistant Treasurer, and Assistant
1300 S. Clinton Street      President    Assistant            Secretary, The Lincoln National Life Insurance Company;
Fort Wayne, IN 46802        and          Treasurer, and       Second Vice President and Assistant Treasurer, Lincoln
YOB: 1967                   Assistant    Assistant Secretary  Life & Annuity Company of New York; formerly Investment
                            Treasurer    since August 2003    Portfolio Manager, Lincoln Investment Management

                             NUMBER OF
                             FUNDS IN
                               TRUST
                              COMPLEX
    NAME, ADDRESS AND       OVERSEEN BY    OTHER DIRECTORSHIPS
      YEAR OF BIRTH           TRUSTEE        HELD BY TRUSTEE
--------------------------  ------------------------------------
Kelly D. Clevenger(1)           19       Lincoln Retirement
1300 S. Clinton Street                   Services Company, LLC
Fort Wayne, IN 46802
YOB: 1952
Janet C. Chrzan(1)              19       The Administrative
1300 S. Clinton Street                   Management Group, Inc.;
Fort Wayne, IN 46802                     Lincoln Life Improved
YOB: 1948                                Housing, Inc.
Nancy L. Frisby                 19       N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1941
Kenneth G. Stella               19       First National Bank &
1300 S. Clinton Street                   Trust
Fort Wayne, IN 46802
YOB: 1943
Gary D. Lemon                   19       N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1948
David H. Windley                19       Meridian Investment
1300 S. Clinton Street                   Advisors, Inc.; Eureka
Fort Wayne, IN 46802                     College; Indiana Health
YOB: 1943                                Facility
Eldon J. Summers(1)             N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1950
Cynthia A. Rose(1)              N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1954
Sheryl L. Sturgill(1)           N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1959
Rise' C.M. Taylor(1)            N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1967

                                 Core Fund- 14

                            POSITION(S)    TERM OF OFFICE
    NAME, ADDRESS AND        HELD WITH      AND LENGTH OF                      PRINCIPAL OCCUPATION(S)
      YEAR OF BIRTH          THE TRUST     TIME SERVED(2)                     DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
James Blake(1)              Chief        Chief Compliance     Assistant Vice President and Senior Compliance Officer,
1300 S. Clinton Street      Compliance   Officer since        Delaware Investments; formerly Client Trading Manager,
Fort Wayne, IN 46802        Officer      November 2005        Loomis Sayles & Company, LP
YOB: 1963

                             NUMBER OF
                             FUNDS IN
                               TRUST
                              COMPLEX
    NAME, ADDRESS AND       OVERSEEN BY    OTHER DIRECTORSHIPS
      YEAR OF BIRTH           TRUSTEE        HELD BY TRUSTEE
--------------------------  ------------------------------------
James Blake(1)                  N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1963

------------------
Additional information on the officers and trustees can be found in the Statement of Additional Information ("SAI") to the Trust's prospectus. To obtain a free copy of the SAI, write: Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). The SAI is also available on the SEC's web site (http://www.sec.gov).

(1) All of the executive officers are "interested persons" of the Trust, as that term is defined by Section 2(a)(19) of the 1940 Act, by reason of their being officers of the Trust.

(2) The officers and trustees hold their position with the Trust until retirement or resignation. The Bylaws of the Trust do not specify a term of office.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.

                                 Core Fund- 15

                               EQUITY-INCOME FUND

                          [FIDELITY INVESTMENTS LOGO]

                               Lincoln Variable
                               Insurance Products Trust-
                               Equity-Income Fund
                               Annual Report
                               December 31, 2005

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST- EQUITY-INCOME FUND

INDEX

COMMENTARY
DISCLOSURE OF FUND EXPENSES
SECTOR ALLOCATION
STATEMENT OF NET ASSETS
STATEMENT OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
OTHER FUND INFORMATION
OFFICER/TRUSTEE INFORMATION

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
EQUITY-INCOME FUND

ANNUAL REPORT COMMENTARY
For the year ended December 31, 2005

Managed by:
                                                     (FIDELITY INVESTMENTS LOGO)

The Fund returned 4.5% (Standard Class shares with distributions reinvested) for the year ended December 31, 2005, while the benchmark the Russell 1000 Value Index* returned 7.05%.

Equities posted modest total returns and saw the broad market's third consecutive calendar year of recovery. The economy demonstrated resiliency, the corporate profit cycle remained positive and the core inflation rate remained subdued amid ongoing Fed interest rate hikes, dramatically higher energy prices, natural disasters and geopolitical problems. The yield curve flattened, and bonds registered small total returns, with relative strength in Treasuries. Energy was the equity market's best-performing sector, while telecommunications and consumer discretionary stocks fared the worst. Value stocks led growth stocks, and mid-cap stocks outpaced large- and small-cap stocks.

Among sectors, overexposure and below-average returns in the consumer discretionary sector-including several lagging media and retailing companies-weighed on the Fund's relative return. Consumer staples, including a leading food and staples retailer, also held back the Fund's relative performance amid investor concerns about pressure on consumer spending from the spike in energy prices. Although its positions posted good gains in absolute terms, the Fund's underexposure and below-average performance in the exceptionally strong energy sector worked against its relative return. On the other hand, healthcare added the most to the Fund's return versus the value index. Specifically, the Fund avoided some poor-performing pharmaceuticals and benefited from several biotechnology stocks with bright prospects for new products. The Fund's materials positions also did well, including several late-stage industrial chemicals producers with pricing power. An overweighting in information technology stocks, including rallying semiconductor companies, was another contributor to the Fund's relative return.

Stephen DuFour
Fidelity Investments

Growth of $10,000 invested 12/31/95 through 12/31/05
(LINE GRAPH)

                                                                EQUITY-INCOME FUND STANDARD
                                                                        CLASS SHARES                 RUSSELL 1000 VALUE INDEX
                                                                ---------------------------          ------------------------
12/31/95                                                                  10000.00                           10000.00
                                                                          11981.00                           12164.00
                                                                          15657.00                           16443.00
                                                                          17650.00                           19013.00
                                                                          18757.00                           20411.00
                                                                          20748.00                           21842.00
                                                                          19226.00                           20621.00
                                                                          16213.00                           17420.00
                                                                          21458.00                           22651.00
                                                                          23554.00                           26387.00
12/31/05                                                                  24612.00                           25706.00

This chart illustrates, hypothetically, that $10,000 was invested in the Equity-Income Fund Standard Class shares on 12/31/95. As the chart shows, by December 31, 2005, the value of the investment at net asset value, with any dividends and distributions reinvested, would have grown to $24,612. For comparison, look at how the Russell 1000 Value Index did over the same period. The same $10,000 investment would have grown to $25,706. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index. An expense waiver was in effect for the Fund during the periods shown. Performance would have been lower had the expense waiver not been in effect.

Average annual total returns
on investment                                  Ended
Standard Class Shares                          12/31/05
-------------------------------------------------------
One Year                                         +4.49%
-------------------------------------------------------
Five Years                                       +3.47%
-------------------------------------------------------
Ten Years                                        +9.42%
-------------------------------------------------------

The Service Class shares total return was 4.23% for the year ended 12/31/05 and its average annual total return was 11.51% for the period from 5/19/04 (commencement of operations) to 12/31/05.

* The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Russell 1000 companies consist of the 1,000 largest U.S. companies based on total market capitalization.

                             Equity-Income Fund- 1

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
EQUITY-INCOME FUND

DISCLOSURE
     OF FUND EXPENSES
FOR THE PERIOD JULY 1, 2005 TO DECEMBER 31, 2005

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Fund, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                      Expenses
                               Beginning     Ending                  Paid During
                                Account      Account    Annualized     Period
                                 Value        Value      Expense      7/1/05 to
                                 7/1/05     12/31/05      Ratios      12/31/05*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Standard Class                 $1,000.00    $1,062.70     0.76%         $3.95
Service Class                   1,000.00     1,061.30     1.01%          5.25
--------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                 $1,000.00    $1,021.37     0.76%         $3.87
Service Class                   1,000.00     1,020.11     1.01%          5.14
--------------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                             Equity-Income Fund- 2

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
EQUITY-INCOME FUND

SECTOR ALLOCATION
AS OF DECEMBER 31, 2005

Sector designations may be different than the sector designations presented in other Fund materials.

                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
COMMON STOCK                                                   99.25%
------------------------------------------------------------------------
Aerospace & Defense                                             0.63%
Automobiles & Automotive Parts                                  1.82%
Banking                                                        13.84%
Cable, Media & Publishing                                       2.72%
Chemicals                                                       2.59%
Computers & Technology                                          3.90%
Consumer Products                                               0.66%
Electronics & Electrical Equipment                              7.03%
Energy                                                          8.13%
Financials                                                     14.53%
Food, Beverage & Tobacco                                        3.06%
Healthcare & Pharmaceuticals                                    9.24%
Home Builders                                                   0.17%
Industrial Machinery                                            2.09%
Insurance                                                       8.06%
Leisure, Lodging & Entertainment                                0.59%
Metals & Mining                                                 1.67%
Packaging & Containers                                          0.47%
Real Estate                                                     3.84%
Retail                                                          5.37%
Telecommunications                                              3.64%
Transportation & Shipping                                       4.36%
Utilities                                                       0.84%
------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK                                     0.37%
------------------------------------------------------------------------
Insurance                                                       0.32%
Utilities                                                       0.05%
------------------------------------------------------------------------
CONVERTIBLE BONDS                                               0.20%
------------------------------------------------------------------------
Industrial Machinery                                            0.05%
Telecommunications                                              0.04%
Transportation & Shipping                                       0.11%
------------------------------------------------------------------------
COMMERCIAL PAPER                                                0.07%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               99.89%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 0.11%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

                             Equity-Income Fund- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-EQUITY-INCOME FUND
STATEMENT OF NET ASSETS
December 31, 2005

                                                NUMBER OF      MARKET
                                                 SHARES        VALUE
    COMMON STOCK-99.25%
    AEROSPACE & DEFENSE-0.63%
    Boeing....................................     23,600   $  1,657,664
    United Technologies.......................     57,700      3,226,007
                                                            ------------
                                                               4,883,671
                                                            ------------
    AUTOMOBILES & AUTOMOTIVE PARTS-1.82%
    Johnson Controls..........................     93,800      6,838,958
    Toyota Motor ADR..........................     69,000      7,218,780
                                                            ------------
                                                              14,057,738
                                                            ------------
    BANKING-13.84%
    Bank of America...........................    501,100     23,125,765
    Cathay Bancorp............................     41,100      1,477,134
    East-West Bancorp.........................    159,900      5,834,751
    Golden West Financial.....................    166,100     10,962,600
    Hudson City Bancorp.......................    209,700      2,541,564
    Investors Financial Services..............     60,900      2,242,947
    Mitsubishi Financial Group ADR............    293,600      4,019,384
    Northern Trust............................    220,900     11,447,038
    State Street..............................    241,200     13,372,128
    Sumitomo Mitsui Financial Group ADR.......     62,900        666,142
    U.S. Bancorp..............................    122,400      3,658,536
    UCBH Holdings.............................    160,169      2,863,822
    UnionBanCal...............................     62,200      4,274,384
  + Virginia Commerce Bancorp.................      9,400        273,446
    Wachovia..................................    268,500     14,192,910
    Wells Fargo...............................     94,200      5,918,586
                                                            ------------
                                                             106,871,137
                                                            ------------
    CABLE, MEDIA & PUBLISHING-2.72%
    Disney (Walt).............................    139,600      3,346,212
    Gannett...................................    103,400      6,262,938
    New York Times............................    249,600      6,601,920
    News Corp Class B.........................    129,500      2,150,995
    Omnicom Group.............................     31,400      2,673,082
                                                            ------------
                                                              21,035,147
                                                            ------------
    CHEMICALS-2.59%
    Airgas....................................     50,000      1,645,000
    Bayer ADR.................................     62,500      2,610,000
    Chemtura..................................     47,300        600,710
  + FMC.......................................    121,900      6,481,423
    Praxair...................................     55,400      2,933,984
    Sigma-Aldrich.............................     90,700      5,740,403
                                                            ------------
                                                              20,011,520
                                                            ------------
    COMPUTERS & TECHNOLOGY-3.90%
  + aQuantive.................................     31,300        790,012
    Automatic Data Processing.................     62,900      2,886,481
  + EMC.......................................     94,200      1,283,004
    First Data................................     50,000      2,150,500
    Hewlett-Packard...........................    330,300      9,456,489
    Microsoft.................................    210,300      5,499,345
  + NCR.......................................    135,100      4,585,294
  + Sun Microsystems..........................    828,500      3,471,415
                                                            ------------
                                                              30,122,540
                                                            ------------

                                                NUMBER OF      MARKET
                                                 SHARES        VALUE
    COMMON STOCK (CONTINUED)
    CONSUMER PRODUCTS-0.66%
    Alberto-Culver Class B....................     48,200   $  2,205,150
    Avon Products.............................     93,700      2,675,135
  + Directed Electronics......................     12,900        185,115
                                                            ------------
                                                               5,065,400
                                                            ------------
    ELECTRONICS & ELECTRICAL EQUIPMENT-7.03%
    Analog Devices............................     31,300      1,122,731
  + Arrow Electronics.........................     68,500      2,194,055
  + Avnet.....................................    220,800      5,285,952
  + FormFactor................................     38,000        928,340
  + Freescale Semiconductor Class B...........      2,714         68,311
    General Electric..........................    375,130     13,148,307
    Intel.....................................    596,900     14,898,624
    KLA-Tencor................................     89,100      4,395,303
  + Lam Research..............................     58,100      2,073,008
    Matsushita Electric ADR...................    194,300      3,765,534
  + MEMC Electronic Materials.................        200          4,434
  + MKS Instruments...........................    194,600      3,481,394
    National Semiconductor....................     45,700      1,187,286
  + Varian....................................     44,400      1,766,676
                                                            ------------
                                                              54,319,955
                                                            ------------
    ENERGY-8.13%
    Amerada Hess..............................     84,200     10,678,244
    Canadian Natural Resources................      8,600        426,173
    Canadian Natural Resources (Canada).......    298,600     14,816,532
    Exxon Mobil...............................    398,500     22,383,745
    Peabody Energy............................     72,995      6,016,248
    Talisman Energy...........................     31,400      1,660,432
    Total ADR.................................     53,700      6,787,680
                                                            ------------
                                                              62,769,054
                                                            ------------
    FINANCIALS-14.53%
    American Capital Strategies...............     70,100      2,538,321
    Ameriprise Financial......................     31,400      1,287,400
    Citigroup.................................    678,198     32,912,950
    Fannie Mae................................    369,700     18,045,057
    Freddie Mac...............................    273,500     17,873,225
    Janus Capital Group.......................    126,000      2,347,380
    Lehman Brothers Holdings..................     17,600      2,255,792
    Merrill Lynch.............................    213,600     14,467,128
    Nomura Holdings ADR.......................    149,600      2,875,312
    Nuveen Investments........................     84,100      3,584,342
    SLM.......................................    255,500     14,075,495
                                                            ------------
                                                             112,262,402
                                                            ------------
    FOOD, BEVERAGE & TOBACCO-3.06%
    Altria Group..............................    129,900      9,706,128
    Coca-Cola Enterprises.....................    125,100      5,042,781
    Diageo ADR................................     15,700        915,310
    Nestle ADR................................     70,000      5,218,332
    Sara Lee..................................    146,900      2,776,410
                                                            ------------
                                                              23,658,961
                                                            ------------

                             Equity-Income Fund- 4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-EQUITY-INCOME FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                NUMBER OF      MARKET
                                                 SHARES        VALUE
    COMMON STOCK (CONTINUED)
    HEALTHCARE & PHARMACEUTICALS-9.24%
    Aetna.....................................     17,100   $  1,612,701
  + Amylin Pharmaceuticals....................     49,300      1,968,056
    Becton, Dickinson.........................    126,200      7,582,096
  + Biogen Idec...............................     72,900      3,304,557
    Brookdale Senior Living...................      7,800        232,518
    Cardinal Health...........................    100,500      6,909,375
  + Health Net................................     19,800      1,020,690
  + Hospira...................................    154,100      6,592,398
  + Invitrogen................................     15,700      1,046,248
    Johnson & Johnson.........................      9,400        564,940
    Lilly (Eli)...............................     15,700        888,463
    Merck.....................................    140,700      4,475,667
    Pfizer....................................    473,900     11,051,348
    Roche Holding ADR.........................     46,800      3,503,031
    Service Corp International................     35,500        290,390
    UnitedHealth Group........................     41,200      2,560,168
    Wyeth.....................................    385,900     17,778,413
                                                            ------------
                                                              71,381,059
                                                            ------------
    HOME BUILDERS-0.17%
    Monaco Coach..............................     97,300      1,294,090
                                                            ------------
                                                               1,294,090
                                                            ------------
    INDUSTRIAL MACHINERY-2.09%
    3M........................................     47,000      3,642,500
    Brink's...................................     14,400        689,904
    Crane.....................................     62,500      2,204,375
    Dover.....................................     22,800        923,172
    Eaton.....................................     42,600      2,858,034
    Illinois Tool Works.......................     31,600      2,780,484
    Rockwell Automation.......................     52,000      3,076,320
                                                            ------------
                                                              16,174,789
                                                            ------------
    INSURANCE-8.06%
    Allstate..................................     59,300      3,206,351
    American International Group..............    474,080     32,346,478
    Aspen Insurance Holdings..................     73,800      1,746,846
    Genworth Financial........................     47,900      1,656,382
    Hartford Financial Services...............     98,300      8,442,987
    Manulife Financial........................     16,400        964,320
    Marsh & McLennan..........................     68,800      2,185,088
    Prudential Financial......................    102,700      7,516,613
    RenaissanceRe Holdings....................     20,300        895,433
  + Swiss Reinsurance.........................     18,129      1,327,000
    XL Capital Limited Class A................     28,900      1,947,282
                                                            ------------
                                                              62,234,780
                                                            ------------
    LEISURE, LODGING & ENTERTAINMENT-0.59%
    Royal Caribbean Cruises...................     81,300      3,663,378
  + Wynn Resorts..............................     16,100        883,085
                                                            ------------
                                                               4,546,463
                                                            ------------
    METALS & MINING-1.67%
    Alcoa.....................................     78,200      2,312,374
    Newmont Mining............................    116,100      6,199,740
    United States Steel.......................     91,100      4,379,177
                                                            ------------
                                                              12,891,291
                                                            ------------

                                                NUMBER OF      MARKET
                                                 SHARES        VALUE
    COMMON STOCK (CONTINUED)
    PACKAGING & CONTAINERS-0.47%
    Ball......................................     91,900   $  3,650,268
                                                            ------------
                                                               3,650,268
                                                            ------------
    REAL ESTATE-3.84%
    CapitalSource.............................     55,800      1,249,920
    Equity Lifestyle Properties...............     35,445      1,577,303
    Equity Residential........................     42,300      1,654,776
    General Growth Properties.................    521,300     24,495,887
    Mitsui Fudosan............................     26,000        528,159
    United Dominion Realty Trust..............      5,300        124,232
                                                            ------------
                                                              29,630,277
                                                            ------------
    RETAIL-5.37%
    Abercrombie & Fitch Class A...............     15,700      1,023,326
    CVS.......................................     32,700        863,934
    Dollar General............................    189,200      3,608,044
    Home Depot................................     83,300      3,371,984
    McDonald's................................     59,700      2,013,084
    Staples...................................     46,100      1,046,931
  + Under Armour Class A......................     22,600        865,806
    Wal-Mart Stores...........................    592,100     27,710,280
    Walgreen..................................     22,400        991,424
                                                            ------------
                                                              41,494,813
                                                            ------------
    TELECOMMUNICATIONS-3.64%
    ALLTEL....................................     42,800      2,700,680
    AT&T......................................    188,300      4,611,467
    BellSouth.................................    186,900      5,064,990
  + Cisco Systems.............................    162,500      2,782,000
    Motorola..................................      1,300         29,367
  + Nortel Networks...........................    422,100      1,291,626
  + Qwest Communications International........    583,300      3,295,645
    Sprint....................................     92,800      2,167,808
    Verizon Communications....................    204,500      6,159,540
                                                            ------------
                                                              28,103,123
                                                            ------------
    TRANSPORTATION & SHIPPING-4.36%
  + AirTran Holdings..........................    206,700      3,313,401
    Burlington Northern Santa Fe..............    199,170     14,105,219
    Canadian National Railway.................     30,100      2,407,699
  + Continental Airlines Class B..............     18,800        400,440
  + JetBlue Airways...........................      5,850         89,973
    Laidlaw International.....................     49,900      1,159,177
    Norfolk Southern..........................    213,360      9,564,929
  + Old Dominion Freight Line.................     96,936      2,615,333
                                                            ------------
                                                              33,656,171
                                                            ------------
    UTILITIES-0.84%
    Edison International......................     41,800      1,822,898
    Exelon....................................     53,700      2,853,618
    Public Service Enterprise Group...........     27,400      1,780,178
                                                            ------------
                                                               6,456,694
                                                            ------------
    TOTAL COMMON STOCK
     (COST $678,444,760)......................               766,571,343
                                                            ------------

                             Equity-Income Fund- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-EQUITY-INCOME FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                NUMBER OF      MARKET
                                                 SHARES        VALUE
    CONVERTIBLE PREFERRED STOCK-0.37%
    INSURANCE-0.32%
    MetLife 6.375%, exercise price $49.46,
     expiration date 8/15/08..................     85,600   $  2,358,280
    Platinum Underwriters Holdings 6.00%,
     exercise price $29.17, expiration date
     2/15/09..................................      4,200        132,678
                                                            ------------
                                                               2,490,958
                                                            ------------
    UTILITIES-0.05%
    Entergy 7.625%, exercise price $69.60,
     expiration date 2/17/09..................      7,300        363,175
                                                            ------------
                                                                 363,175
                                                            ------------
    TOTAL CONVERTIBLE PREFERRED STOCK
     (COST $2,644,424)........................                 2,854,133
                                                            ------------
                                                PRINCIPAL
                                                 AMOUNT
    CONVERTIBLE BONDS-0.20%
    INDUSTRIAL MACHINERY-0.05%
  # ASM International NV 144A
     4.25% 12/6/11, exercise price $16.91,
     expiration date 12/6/11..................   $370,000        357,513
                                                            ------------
                                                                 357,513
                                                            ------------

                                                PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
    CONVERTIBLE BONDS (CONTINUED)
    TELECOMMUNICATIONS-0.04%
  # SafeNet 144A
     2.50% 12/15/10, exercise price $30.89,
     expiration date 12/15/10.................  $ 310,000   $    308,838
                                                            ------------
                                                                 308,838
                                                            ------------
    TRANSPORTATION & SHIPPING-0.11%
    AirTran Holdings
     7.00% 7/1/23, exercise price $15.54,
     expiration date 7/1/23...................    110,000        177,238
    America West Airlines PIK
     7.50% 1/18/09, exercise price $31.00,
     expiration date 1/18/09..................    560,000        715,399
                                                            ------------
                                                                 892,637
                                                            ------------
    TOTAL CONVERTIBLE BONDS
     (COST $1,346,220)........................                 1,558,988
                                                            ------------
 =/ COMMERCIAL PAPER-0.07%
    Lehman Brothers Holdings 4.052% 1/3/06....    515,000        514,884
                                                            ------------
    TOTAL COMMERCIAL PAPER
     (COST $514,884)..........................                   514,884
                                                            ------------

TOTAL MARKET VALUE OF SECURITIES-99.89% (COST
 $682,950,288)..............................................   771,499,348
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.11%.......       886,396
                                                              ------------
NET ASSETS APPLICABLE TO 42,924,321 SHARES
 OUTSTANDING-100.00%........................................  $772,385,744
                                                              ============
NET ASSET VALUE-EQUITY-INCOME FUND STANDARD CLASS
 ($765,796,193 / 42,557,836 SHARES).........................       $17.994
                                                                   =======
NET ASSET VALUE-EQUITY-INCOME FUND SERVICE CLASS
 ($6,589,551 / 366,485 SHARES)..............................       $17.980
                                                                   =======
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2005:
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $623,751,942
Undistributed net investment income.........................       975,267
Accumulated net realized gain on investments................    59,109,666
Net unrealized appreciation of investments and foreign
 currencies.................................................    88,548,869
                                                              ------------
Total net assets............................................  $772,385,744
                                                              ============

------------------

  + Non-income producing security for the year ended December
    31, 2005.
 =/ The interest rate shown is the effective yield as of the time of purchase.
  # Security exempt from registration under Rule 144A of the Securities Act of 1933. At December 31, 2005, the aggregate amount of Rule 144A securities equals $666,351, which represented 0.09% of the Fund's net assets. See Note 6 in "Notes to Financial Statements."

ADR-American Depositary Receipts

PIK-Pay-in-kind

                             See accompanying notes

                             Equity-Income Fund- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
EQUITY-INCOME FUND
STATEMENT OF OPERATIONS
Year Ended December 31, 2005

INVESTMENT INCOME:
Dividends................................................  $15,517,322
Interest.................................................      353,792
Foreign tax withheld.....................................      (74,527)
                                                           -----------
                                                            15,796,587
                                                           -----------
EXPENSES:
Management fees..........................................    5,741,232
Accounting and administration expenses...................      356,827
Reports and statements to shareholders...................       72,139
Custodian fees...........................................       46,883
Professional fees........................................       35,375
Trustees' fees...........................................       12,419
Distribution expenses-Service Class......................        5,723
Other....................................................       50,706
                                                           -----------
                                                             6,321,304
Less expenses absorbed or waived.........................     (186,536)
Less expense paid indirectly.............................       (2,821)
                                                           -----------
Total expenses...........................................    6,131,947
                                                           -----------
NET INVESTMENT INCOME....................................    9,664,640
                                                           -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
 Investments.............................................   65,870,472
 Foreign currencies......................................       (1,953)
                                                           -----------
Net realized gain........................................   65,868,519
Net change in unrealized appreciation/depreciation of
 investments and foreign currencies......................  (42,374,528)
                                                           -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
 FOREIGN CURRENCIES......................................   23,493,991
                                                           -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....  $33,158,631
                                                           ===========

                             See accompanying notes

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
EQUITY-INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                    YEAR ENDED
                                              12/31/05       12/31/04
                                            ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
Net investment income.....................  $  9,664,640   $ 11,827,936
Net realized gain on investments and
 foreign currencies.......................    65,868,519     44,902,644
Net change in unrealized appreciation/
 depreciation of investments and foreign
 currencies...............................   (42,374,528)    17,513,650
                                            ------------   ------------
Net increase in net assets resulting from
 operations...............................    33,158,631     74,244,230
                                            ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income:
 Standard Class...........................    (8,704,210)    (8,714,410)
 Service Class............................       (48,068)        (1,106)
Net realized gain on investments:
 Standard Class...........................   (25,589,460)            --
 Service Class............................       (25,230)            --
                                            ------------   ------------
                                             (34,366,968)    (8,715,516)
                                            ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class...........................     9,751,013     20,457,554
 Service Class............................     6,774,840        242,748
Net asset value of shares issued upon
 reinvestment of dividends and
 distributions:
 Standard Class...........................    34,293,670      8,714,410
 Service Class............................        73,298          1,000
                                            ------------   ------------
                                              50,892,821     29,415,712
                                            ------------   ------------
Cost of shares repurchased:
 Standard Class...........................  (107,199,635)   (75,141,443)
 Service Class............................      (628,095)        (2,088)
                                            ------------   ------------
                                            (107,827,730)   (75,143,531)
                                            ------------   ------------
Decrease in net assets derived from
 capital share transactions...............   (56,934,909)   (45,727,819)
                                            ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS.....   (58,143,246)    19,800,895
NET ASSETS:
Beginning of year.........................   830,528,990    810,728,095
                                            ------------   ------------
End of year (including undistributed net
 investment income of $975,267 and
 $3,113,397, respectively)................  $772,385,744   $830,528,990
                                            ============   ============

                             See accompanying notes

                             Equity-Income Fund- 7

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-EQUITY-INCOME FUND

FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                           EQUITY-INCOME FUND STANDARD CLASS
                                                                                      YEAR ENDED
                                                      12/31/05        12/31/04        12/31/03(1)        12/31/02        12/31/01
                                                      ---------------------------------------------------------------------------
Net asset value, beginning of period................  $ 18.020        $ 16.595          $ 12.653         $ 15.339        $ 17.443

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)............................     0.217           0.247             0.163            0.162           0.197
Net realized and unrealized gain (loss) on
 investments and foreign currencies.................     0.540           1.366             3.921           (2.544)         (1.420)
                                                      --------        --------          --------         --------        --------
Total from investment operations....................     0.757           1.613             4.084           (2.382)         (1.223)
                                                      --------        --------          --------         --------        --------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income...............................    (0.204)         (0.188)           (0.142)          (0.148)         (0.177)
Net realized gain on investments....................    (0.579)             --                --           (0.156)         (0.704)
                                                      --------        --------          --------         --------        --------
Total dividends and distributions...................    (0.783)         (0.188)           (0.142)          (0.304)         (0.881)
                                                      --------        --------          --------         --------        --------

Net asset value, end of period......................  $ 17.994        $ 18.020          $ 16.595         $ 12.653        $ 15.339
                                                      ========        ========          ========         ========        ========

Total return(3).....................................     4.49%           9.77%            32.35%          (15.67%)         (7.34%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted).............  $765,796        $830,276          $810,728         $618,330        $799,166
Ratio of expenses to average net assets.............     0.78%           0.80%             0.82%            0.82%           0.80%
Ratio of expenses to average net assets prior to
 fees waived and expense paid indirectly............     0.80%           0.80%             0.82%            0.82%           0.80%
Ratio of net investment income to average net
 assets.............................................     1.23%           1.47%             1.15%            1.16%           1.23%
Ratio of net investment income to average net assets
 prior to fees waived and expense paid indirectly...     1.21%           1.47%             1.15%            1.16%           1.23%
Portfolio turnover..................................      151%            120%              134%             130%            127%

------------------
(1)Effective April 30, 2003, the Lincoln National Equity-Income Fund, Inc. was merged into the Equity-Income Fund. The financial highlights for periods prior to April 30, 2003 reflect the performance history of the Lincoln National Equity Income Fund, Inc.

(2)The average shares outstanding method has been applied for per share information.

(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                             Equity-Income Fund- 8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-EQUITY-INCOME FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout the period was as follows:

                                                              EQUITY-INCOME FUND SERVICE CLASS
                                                                  YEAR             5/19/04(1)
                                                                 ENDED                 TO
                                                                12/31/05            12/31/04
                                                              --------------------------------
Net asset value, beginning of period........................     $18.013             $15.895

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)....................................       0.172               0.144
Net realized and unrealized gain on investments and foreign
 currencies.................................................       0.539               2.141
                                                                 -------             -------
Total from investment operations............................       0.711               2.285
                                                                 -------             -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income.......................................      (0.165)             (0.167)
Net realized gain on investments............................      (0.579)                 --
                                                                 -------             -------
Total dividends and distributions...........................      (0.744)             (0.167)
                                                                 -------             -------

Net asset value, end of period..............................     $17.980             $18.013
                                                                 =======             =======

Total return(3).............................................       4.23%              14.42%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted).....................     $ 6,590             $   253
Ratio of expenses to average net assets.....................       1.03%               1.05%
Ratio of expenses to average net assets prior to fees waived
 and expense paid indirectly................................       1.05%               1.05%
Ratio of net investment income to average net assets........       0.98%               1.40%
Ratio of net investment income to average net assets prior
 to fees waived and expense paid indirectly.................       0.96%               1.40%
Portfolio turnover..........................................        151%                120%(4)

------------------
(1)Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2)The average shares outstanding method has been applied for per share information.

(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(4)The portfolio turnover is representative for the entire Fund for the year ended December 31, 2004.

                             See accompanying notes

                             Equity-Income Fund- 9

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-EQUITY-INCOME FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2005

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware statutory trust and consists of 18 series: Aggressive Growth Fund, Bond Fund, Capital Appreciation Fund, Core Fund, Equity-Income Fund, Global Asset Allocation Fund, Growth Fund, Growth and Income Fund, Growth Opportunities Fund, International Fund, Managed Fund, Money Market Fund, Social Awareness Fund, Special Opportunities Fund, Conservative Profile Fund, Moderate Profile Fund, Moderately Aggressive Profile Fund and Aggressive Profile Fund. These financial statements and the related notes pertain to the Equity-Income Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Trust's shares are sold directly or indirectly to The Lincoln National Life Insurance Company ("Lincoln Life") and its affiliates (collectively, the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to seek reasonable income by investing primarily in income-producing equity securities.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $373,652 for the year ended December 31, 2005.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under the above arrangement is included under custodian fees on the Statement of Operations with the expense offset shown as "expense paid indirectly."

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisor, and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment advisor. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC).

                             Equity-Income Fund- 10

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-EQUITY-INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
For its services, DMC receives a management fee at an annual rate of 0.75% of the first $500 million of the average daily net assets of the Fund and 0.70% of the average daily net assets of the Fund in excess of $500 million.

Effective May 1, 2005, DMC has contractually agreed to waive a portion of its advisory fee through April 30, 2006. The waiver amount is 0.00% on the first $250 million of average daily net assets of the Fund, 0.05% on the next $500 million and 0.10% of average daily net assets in excess of $750 million.

Fidelity Management & Research Company (the "Sub-Advisor") is responsible for the day-to-day management of the Fund's investment portfolio. For these services, DMC, not the Fund, pays the Sub-Advisor 0.48% on the first $250 million of the Fund's average daily net assets, 0.43% of the next $500 million and 0.38% of the average daily net assets of the Fund in excess of $750 million. Prior to May 1, 2005, the rate was 0.48% of the Fund's average daily net assets.

The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the sub-advisor. The commissions paid to these affiliated firms were $24,925 for the year ended December 31, 2005.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the year ended December 31, 2005, fees for these services amounted to $314,898.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of DMC, provides various administrative services necessary for the operation of the Fund. For these services, the Fund pays Lincoln Life an annual fee of $25,000 plus the cost of certain support services, such as legal and corporate secretary services. For the year ended December 31, 2005, fees for these services amounted to $16,929.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and /or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

At December 31, 2005, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to DMC..............................  $461,905
Accounting and Administration Fees Payable to DSC...........    52,091
Administration Fees Payable to Lincoln Life.................     2,083
Distribution Fees Payable to the Companies..................     1,315

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the year ended December 31, 2005, the Fund made purchases of $1,171,255,890 and sales of $1,249,879,884 of investment securities other than short-term investments.

At December 31, 2005, the cost of investments for federal income tax purposes was $689,651,680. At December 31, 2005, net unrealized appreciation was $81,847,668, of which $90,559,515 related to unrealized appreciation of investments and $8,711,847 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2005 and 2004 was as follows:

                                              YEAR               YEAR
                                              ENDED             ENDED
                                            12/31/05           12/31/04
                                           -----------        ----------
Ordinary income..........................  $ 8,800,658        $8,715,516
Long-term capital gain...................   25,566,310                --
                                           -----------        ----------
Total....................................  $34,366,968        $8,715,516
                                           ===========        ==========

In addition, the Fund declared an ordinary income consent dividend of $4,931,097 for the year ended December 31, 2004. Such amount has been deemed paid and contributed to the Fund as additional paid in capital.

                             Equity-Income Fund- 11

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-EQUITY-INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)
As of December 31, 2005, the components of net assets on a tax basis were as follows:

Shares of beneficial interest............................  $623,751,942
Undistributed ordinary income............................    20,010,048
Undistributed long-term capital gain.....................    46,778,341
Post-October currency losses.............................        (2,064)
Unrealized appreciation of investments and foreign
 currencies..............................................    81,847,477
                                                           ------------
Net assets...............................................  $772,385,744
                                                           ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

Post-October currency losses represent losses realized on foreign currency transactions from November 1, 2005 through December 31, 2005 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of consent dividends and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2005, the Fund recorded the following reclassifications.

                            ACCUMULATED NET
UNDISTRIBUTED NET            REALIZED GAIN
INVESTMENT INCOME               (LOSS)                PAID-IN CAPITAL
-----------------           ---------------           ---------------
   $(3,050,492)               $(1,880,605)              $4,931,097

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                YEAR              YEAR
                                               ENDED             ENDED
                                              12/31/05         12/31/04*
                                             ----------        ----------
Shares sold:
 Standard Class............................     553,286         1,218,634
 Service Class.............................     383,475            14,107
Shares issued upon reinvestment of
 dividends and distributions:
 Standard Class............................   2,019,775           504,248
 Service Class.............................       4,223                58
                                             ----------        ----------
                                              2,960,759         1,737,047
                                             ----------        ----------
Shares repurchased:
 Standard Class............................  (6,090,664)       (4,500,793)
 Service Class.............................     (35,259)             (119)
                                             ----------        ----------
                                             (6,125,923)       (4,500,912)
                                             ----------        ----------
 Net decrease..............................  (3,165,164)       (2,763,865)
                                             ==========        ==========

------------------
*Service Class shares commenced operations on May 19, 2004.

6. MARKET RISKS
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund. As of December 31, 2005, the Fund did not have investments in excess of 5% of net assets in any individual foreign currency.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board of Trustees has delegated to

                             Equity-Income Fund- 12

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-EQUITY-INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. MARKET RISKS (CONTINUED)
DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At December 31, 2005, no securities were determined to be illiquid under the Fund's liquidity Procedures.

7. LINE OF CREDIT
The Fund, along with certain other series in the Trust (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the agreement. The Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at December 31, 2005, or at any time during the year.

8. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

                             Equity-Income Fund- 13

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Lincoln Variable Insurance Products Trust-Equity-Income Fund

We have audited the accompanying statement of net assets of the Equity-Income Fund (one of the series constituting Lincoln Variable Insurance Products Trust) (the "Fund") as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Equity-Income Fund of Lincoln Variable Insurance Products Trust at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                        [ERNST & YOUNG LLP]

Philadelphia, Pennsylvania
February 10, 2006

                             Equity-Income Fund- 14

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-EQUITY INCOME FUND
OTHER FUND INFORMATION

TAX INFORMATION (UNAUDITED)
For the fiscal year ended December 31, 2005, the Fund designates distributions paid during the year as follows:

     (A)
  LONG-TERM                   (B)
CAPITAL GAINS           ORDINARY INCOME               TOTAL                   (C)
DISTRIBUTIONS            DISTRIBUTIONS            DISTRIBUTIONS            QUALIFYING
 (TAX BASIS)              (TAX BASIS)              (TAX BASIS)            DIVIDENDS(1)
-------------           ---------------           -------------           ------------
     75%.....                  25%                     100%                     47%

------------------
(A) and (B) are based on a percentage of the Fund's total distributions.

(C) is based on a percentage of the Fund's ordinary income distributions.

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

On August 15, 2005, the Board of Trustees of the Equity-Income Fund (the "Fund") met to consider, among other things, the renewal of the advisory and sub-advisory agreements for the Fund. Following presentations from Lincoln Fund Management, the Independent Trustees of the Trust met in executive session to consider the approval of the advisory agreement with Delaware Management Company ("DMC"), a series of Delaware Management Business Trust; the sub-advisory agreement with Fidelity Management & Research Company ("FMR"); and the sub-sub-advisory agreement between FMR and FMR Co., Inc. ("FMRC") (FMR and FMRC collectively referred to as "Fidelity").

The Independent Trustees reviewed materials provided by Lincoln Fund Management, DMC and Fidelity prior to the meeting. In addition, the Independent Trustees reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment advisory and sub-advisory agreements and the factors they should consider in renewing such agreements. Prior to and during a portion of the meeting, the Independent Trustees and their independent legal counsel met separately from management to consider renewal of the investment advisory and sub-advisory agreements.

In considering approval of the renewal of the advisory and sub-advisory agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered all factors together. The Independent Trustees considered the following factors and reached the following conclusions with respect to their review of the advisory and sub-advisory agreements.

ADVISORY AGREEMENT

In considering the renewal of the Fund's investment advisory agreement with DMC, the Independent Trustees considered the nature, extent and quality of services provided by DMC for the Fund and considered its response to various inquiries, including the list of services provided by DMC when serving as investment adviser and overseeing the sub-adviser, information about its investment staff, DMC's Form ADV and compliance matters. The Independent Trustees considered the delegation of day-to-day portfolio management responsibility to Fidelity. The Independent Trustees reviewed the investment performance of the Fund over time and noted that it has fallen short of expectations as the Fund has underperformed compared to the average of its Lipper peer group and a securities market index. The Independent Trustees noted that DMC was engaged in ongoing discussions with Fidelity concerning the factors contributing to such underperformance and steps being taken to improve performance. The Independent Trustees concluded that the services provided by DMC were satisfactory.

The Independent Trustees reviewed the advisory fee and the total expense ratio for the Fund compared to management fees and total expense ratio information of the Fund's Lipper peer group. The Board was provided information on the advisory fee DMC charges to other funds and its institutional account fee schedule. The Independent Trustees considered that the Fund's advisory fee, net of the fee waiver, was slightly above the average of the Fund's peer group but well below the highest fee in the peer group and that the total expense ratio, net of the fee waiver, was below the average of the Fund's peer group, and concluded that the Fund's advisory fee was reasonable. They also considered the profitability to DMC with respect to the Fund on a pre-tax basis and concluded that the profitability of DMC in connection with the management of the Fund was not unreasonable. The Independent Trustees considered the Fund's advisory fee schedule and the Fund's asset size, noted that the fee schedule contains breakpoints, considered the fee waiver, and concluded that the fee schedule and fee waiver reflect a sharing with the Fund of any economies of scale. They reviewed materials provided by DMC as to any additional benefits it receives and noted DMC's representation that it may enjoy increased business from shareholders who are familiar with the organization.

At the August 15(th) meeting, the full Board (a) concurred with the conclusions of the Independent Trustees and (b) approved the advisory agreement and the fees and other amounts to be paid under the agreement.

SUB-ADVISORY AGREEMENT

In considering the renewal of the sub-advisory agreement between DMC and Fidelity and the sub-sub-advisory agreement between the Fidelity entities, the Independent Trustees considered the nature, extent and quality of services provided by Fidelity under the sub-advisory agreement and the sub-sub-advisory agreement. They considered the services provided by Fidelity, the experience of the portfolio manager and the reputation, resources and investment approach of Fidelity. They noted the Fund's underperformance (as described above) and took into account the factors contributing to such underperformance and steps being taken to improve performance, and concluded that the services provided by Fidelity were acceptable.

                             Equity-Income Fund- 15

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-EQUITY INCOME FUND
OTHER FUND INFORMATION (CONTINUED)

The Independent Trustees considered the sub-advisory fee schedule under the sub-advisory agreement and how it related to the overall fee structure of the Fund and considered Fidelity's representation that the fees are competitive with its other registered sub-advised clients. The Independent Trustees noted that effective May 1, 2005, Fidelity agreed to reduce the sub-advisory fees it receives under the sub-advisory agreement, and concluded that the sub-advisory fee was reasonable. The Independent Trustees considered that the sub-advisory fee schedule was negotiated at arm's length between DMC and Fidelity, an unaffiliated third party, and that DMC compensates Fidelity from its fees. As part of their review of the sub-advisory agreement, the Independent Trustees considered whether the Fund would benefit from any economies of scale. The Independent Trustees noted that the advisory agreement with DMC included breakpoints and concluded that the overall structure was designed to share economies of scale with shareholders. The Independent Trustees also considered whether Fidelity receives any additional benefits in connection with its relationship to the Fund and noted Fidelity's statements that it expects to receive indirect benefits in the form of soft dollar arrangements which may or may not be used for the benefit of the Fund and may be used by other clients of Fidelity and may receive clearing fees from unaffiliated brokers using an affiliated broker for clearing trades.

At the August 15(th) meeting, the full Board (a) concurred with the conclusions of the Independent Trustees and (b) approved the sub-advisory agreement and the sub-sub-advisory agreement and the fees and other amounts to be paid under the agreements.

                             Equity-Income Fund- 16

OFFICER/TRUSTEE INFORMATION

                            POSITION(S)    TERM OF OFFICE
    NAME, ADDRESS AND        HELD WITH      AND LENGTH OF                      PRINCIPAL OCCUPATION(S)
      YEAR OF BIRTH          THE TRUST     TIME SERVED(2)                     DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
Kelly D. Clevenger(1)       Chairman,    Chairman since       Vice President, The Lincoln National Life Insurance
1300 S. Clinton Street      President    August 1995;         Company; Executive Vice President, Lincoln Retirement
Fort Wayne, IN 46802        and Trustee  President and        Services Company, LLC; Second Vice President, Lincoln Life
YOB: 1952                                Trustee since        & Annuity Company of New York
                                         November 1994
Janet C. Chrzan(1)          Advisory     Advisory Trustee     Vice President, The Lincoln National Life Insurance
1300 S. Clinton Street      Trustee      since May 2004; and  Company; formerly Chief Financial Officer and Director of
Fort Wayne, IN 46802                     formerly Trustee     The Lincoln National Life Insurance Company; Vice
YOB: 1948                                since August 2003    President and Treasurer, Lincoln National Corporation
                                                              (insurance holding company); Chief Financial Officer and
                                                              Second Vice President, Lincoln Life & Annuity Company of
                                                              New York; Treasurer and Assistant Secretary, Lincoln
                                                              Financial Group Foundation, Inc.
Nancy L. Frisby             Trustee      Trustee since April  Vice President and Chief Financial Officer, DeSoto
1300 S. Clinton Street                   1992                 Memorial Hospital; formerly Chief Financial Officer,
Fort Wayne, IN 46802                                          Bascom Palmer Eye Institute, University of Miami School of
YOB: 1941                                                     Medicine; formerly Vice President and Chief Financial
                                                              Officer, St. Joseph Medical Center, Inc.
Kenneth G. Stella           Trustee      Trustee since        President, Indiana Hospital & Health Association
1300 S. Clinton Street                   February 1998
Fort Wayne, IN 46802
YOB: 1943
Gary D. Lemon               Advisory     Advisory Trustee     Instructor, Assistant Professor, Economics and Management,
1300 S. Clinton Street      Trustee      since November 2004  DePauw University
Fort Wayne, IN 46802
YOB: 1948
David H. Windley            Trustee      Trustee since        Director (Partner) Blue & Co., LLC
1300 S. Clinton Street                   August 2004
Fort Wayne, IN 46802
YOB: 1943
Eldon J. Summers(1)         Second Vice  Second Vice          Second Vice President and Treasurer, The Lincoln National
1300 S. Clinton Street      President    President and        Life Insurance Company
Fort Wayne, IN 46802        and          Treasurer since May
YOB: 1950                   Treasurer    2003
Cynthia A. Rose(1)          Secretary    Secretary since      Assistant Secretary, Lincoln National Corporation
1300 S. Clinton Street                   February 1995
Fort Wayne, IN 46802
YOB: 1954
Sheryl L. Sturgill(1)       Chief        Chief Accounting     Director of Separate Accounts Financial Operations,
1300 S. Clinton Street      Accounting   Officer since        Assistant Vice President, The Lincoln National Life
Fort Wayne, IN 46802        Officer      November 2003        Insurance Company; formerly Director of Compliance and
YOB: 1959                                                     Business Consulting, Lincoln National Reassurance Company
Rise' C.M. Taylor(1)        Vice         Vice President,      Vice President, Assistant Treasurer, and Assistant
1300 S. Clinton Street      President    Assistant            Secretary, The Lincoln National Life Insurance Company;
Fort Wayne, IN 46802        and          Treasurer, and       Second Vice President and Assistant Treasurer, Lincoln
YOB: 1967                   Assistant    Assistant Secretary  Life & Annuity Company of New York; formerly Investment
                            Treasurer    since August 2003    Portfolio Manager, Lincoln Investment Management

                             NUMBER OF
                             FUNDS IN
                               TRUST
                              COMPLEX
    NAME, ADDRESS AND       OVERSEEN BY    OTHER DIRECTORSHIPS
      YEAR OF BIRTH           TRUSTEE        HELD BY TRUSTEE
--------------------------  ------------------------------------
Kelly D. Clevenger(1)           19       Lincoln Retirement
1300 S. Clinton Street                   Services Company, LLC
Fort Wayne, IN 46802
YOB: 1952
Janet C. Chrzan(1)              19       The Administrative
1300 S. Clinton Street                   Management Group, Inc.;
Fort Wayne, IN 46802                     Lincoln Life Improved
YOB: 1948                                Housing, Inc.
Nancy L. Frisby                 19       N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1941
Kenneth G. Stella               19       First National Bank &
1300 S. Clinton Street                   Trust
Fort Wayne, IN 46802
YOB: 1943
Gary D. Lemon                   19       N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1948
David H. Windley                19       Meridian Investment
1300 S. Clinton Street                   Advisors, Inc.; Eureka
Fort Wayne, IN 46802                     College; Indiana Health
YOB: 1943                                Facility
Eldon J. Summers(1)             N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1950
Cynthia A. Rose(1)              N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1954
Sheryl L. Sturgill(1)           N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1959
Rise' C.M. Taylor(1)            N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1967

                             Equity-Income Fund- 17

                            POSITION(S)    TERM OF OFFICE
    NAME, ADDRESS AND        HELD WITH      AND LENGTH OF                      PRINCIPAL OCCUPATION(S)
      YEAR OF BIRTH          THE TRUST     TIME SERVED(2)                     DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
James Blake(1)              Chief        Chief Compliance     Assistant Vice President and Senior Compliance Officer,
1300 S. Clinton Street      Compliance   Officer since        Delaware Investments; formerly Client Trading Manager,
Fort Wayne, IN 46802        Officer      November 2005        Loomis Sayles & Company, LP
YOB: 1963

                             NUMBER OF
                             FUNDS IN
                               TRUST
                              COMPLEX
    NAME, ADDRESS AND       OVERSEEN BY    OTHER DIRECTORSHIPS
      YEAR OF BIRTH           TRUSTEE        HELD BY TRUSTEE
--------------------------  ------------------------------------
James Blake(1)                  N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1963

------------------
Additional information on the officers and trustees can be found in the Statement of Additional Information ("SAI") to the Trust's prospectus. To obtain a free copy of the SAI, write: Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). The SAI is also available on the SEC's web site (http://www.sec.gov).

(1) All of the executive officers are "interested persons" of the Trust, as that term is defined by Section 2(a)(19) of the 1940 Act, by reason of their being officers of the Trust.

(2) The officers and trustees hold their position with the Trust until retirement or resignation. The Bylaws of the Trust do not specify a term of office.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.

                             Equity-Income Fund- 18

                          GLOBAL ASSET ALLOCATION FUND

                       (UBS GLOBAL ASSET MANAGEMENT LOGO)

                               Lincoln Variable
                               Insurance Products Trust-
                               Global Asset Allocation Fund
                               Annual Report
                               December 31, 2005

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST- GLOBAL ASSET ALLOCATION FUND

INDEX

COMMENTARY
DISCLOSURE OF FUND EXPENSES
SECTOR ALLOCATION
STATEMENT OF NET ASSETS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
OTHER FUND INFORMATION
OFFICER/TRUSTEE INFORMATION

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GLOBAL ASSET ALLOCATION FUND

ANNUAL REPORT COMMENTARY
For the year ended December 31, 2005

Managed by:
                                              (UBS GLOBAL ASSET MANAGEMENT LOGO)

The Fund returned 6.8% (Standard Class shares with distributions reinvested), for the year ended December 31, 2005, while its benchmark, the Global Securities Markets Index (GSMI)*, returned 6.51%.

2005 was strong for the Fund, with equity markets up, and international markets up strongly in local currency terms. The Fund benefited from broad allocation in equities, especially in international and emerging market equities, while fixed income exposure generally detracted from returns. Security selection and market allocation were the most beneficial aspects of the portfolio strategy, especially within Australian, European, and US bonds. On the equity side, security selection was strongest in the US, while market exposure to Switzerland added the most value. Stock selection in Canada, Japan and the UK detracted somewhat from performance.
The US dollar (USD) strengthened against major currencies in 2005. In general, the strengthening dollar did not help returns, the most significant detractors being our exposure to Swedish, Japanese and Swiss currencies.


UBS Global Asset Management

The Fund is actively managed and its composition differs over time and the securities discussed herein are not recommendations of individual securities. The views expressed are those of UBS Global Asset Management (its asset management firms and individual portfolio managers) as of December 31, 2005. The views are subject to change based on market conditions; they are not intended to predict or guarantee the future performance of the markets, any individual security or market segment or any advisory account or mutual fund advised or sub-advised by UBS Global Asset Management, and any obligation to update or alter these views as a result of new information, future events or otherwise is disclaimed. For complete information about a mutual fund, including investment objectives, risks, charges, and expenses, investors should read the prospectus carefully before investing. An investment in a fund is only one component of a balanced investment plan.

The Global Securities Market Index is unmanaged and cannot be invested in directly.

Growth of $10,000 invested 12/31/95 through 12/31/05
(LINE GRAPH)

                                                                GLOBAL ASSET ALLOCATION FUND
                                                                   STANDARD CLASS SHARES               GSMI COMPOSITE INDEX
                                                                ----------------------------           --------------------
12/31/95                                                                  10000.00                           10000.00
                                                                          11504.00                           11244.00
                                                                          13744.00                           12897.00
                                                                          15599.00                           15058.00
                                                                          17367.00                           17441.00
                                                                          16422.00                           16625.00
                                                                          15128.00                           15342.00
                                                                          13329.00                           14028.00
                                                                          16048.00                           17711.00
                                                                          18221.00                           19945.00
12/31/05                                                                  19460.00                           21260.00

This chart illustrates, hypothetically, that $10,000 was invested in the Global Asset Allocation Fund Standard Class shares on 12/31/95. As the chart shows, by December 31, 2005, the value of the investment at net asset value, with any dividends and distributions reinvested, would have grown to $19,460. For comparison look at how the GSMI Composite Index did over the same period. The same $10,000 investment would have grown to $21,260. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index.

Average annual total returns
on investment                                  Ended
Standard Class Shares                          12/31/05
-------------------------------------------------------
One Year                                         +6.80%
-------------------------------------------------------
Five Years                                       +3.46%
-------------------------------------------------------
Ten Years                                        +6.88%
-------------------------------------------------------

The Service Class shares total return was 6.53% for the year ended 12/31/05 and its average annual total return was 12.52% for the period from 5/15/03 (commencement of operations) to 12/31/05.

* GSMI is an unmanaged index constructed in the following manner: 40% Russell 3000 Index; 22% MSCI World Ex USA (Free) Index; 21% Citigroup U.S. Broad Investment Grade Bond Index; 9% Citigroup Non-U.S. World Government Bond Index; 3% Merrill Lynch High Yield Cash Pay Index; 3% MSCI Emerging Markets
  (Free) Index; 2% JP Morgan EMBI Global Index.

                        Global Asset Allocation Fund- 1

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GLOBAL ASSET ALLOCATION FUND

DISCLOSURE
     OF FUND EXPENSES
FOR THE PERIOD JULY 1, 2005 TO DECEMBER 31, 2005

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Fund, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                      Expenses
                               Beginning     Ending                  Paid During
                                Account      Account    Annualized     Period
                                 Value        Value      Expense      7/1/05 to
                                 7/1/05     12/31/05      Ratios      12/31/05*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Standard Class                 $1,000.00    $1,065.50     0.92%         $4.79
Service Class                   1,000.00     1,064.10     1.17%          6.09
--------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                 $1,000.00    $1,020.57     0.92%         $4.69
Service Class                   1,000.00     1,019.31     1.17%          5.96
--------------------------------------------------------------------------------

*"Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                        Global Asset Allocation Fund- 2

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GLOBAL ASSET ALLOCATION FUND

SECTOR ALLOCATION
AS OF DECEMBER 31, 2005

Sector designations may be different than the sector designations presented in other Fund materials.

                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
COMMON STOCK                                                   61.70%
------------------------------------------------------------------------
Automobiles & Automotive Parts                                  1.81%
Banks                                                           7.37%
Capital Goods                                                   3.98%
Commercial Services & Supplies                                  1.96%
Computers & Technology                                          1.25%
Consumer Durables & Apparel                                     0.61%
Diversified Financials                                          6.17%
Electronics & Electrical Equipment                              0.26%
Energy                                                          3.33%
Food & Staples Retailing                                        1.78%
Food, Beverage & Tobacco                                        1.43%
Health Care Equipment & Services                                3.89%
Household & Personal Products                                   0.16%
Industrials                                                     0.12%
Insurance                                                       3.47%
Materials                                                       1.31%
Media                                                           2.61%
Pharmaceuticals & Biotechnology                                 6.16%
Real Estate                                                     0.33%
Retail                                                          1.10%
Semiconductors & Semiconductor Equipment                        1.02%
Software & Services                                             2.28%
Technology Hardware & Equipment                                 0.39%
Telecommunications                                              3.79%
Transportation & Shipping                                       2.17%
Utilities                                                       2.95%
------------------------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES                                 4.18%
------------------------------------------------------------------------
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                      0.46%
------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES                               7.85%
------------------------------------------------------------------------
AGENCY OBLIGATIONS                                              0.34%
------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES                           1.22%
------------------------------------------------------------------------
COMMERCIAL PAPER                                               12.12%
------------------------------------------------------------------------
CORPORATE BONDS                                                 3.38%
------------------------------------------------------------------------
Aerospace & Defense                                             0.07%
Automobiles & Automotive Parts                                  0.48%
Banks                                                           0.93%
Beverage/Bottling                                               0.04%
Brokerage                                                       0.17%
Chemicals                                                       0.03%
Consumer Products                                               0.05%

------------------------------------------------------------------------
                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
Consumer Services                                               0.02%
Energy                                                          0.25%
Entertainment                                                   0.04%
Environmental Services                                          0.02%
Financials                                                      0.39%
Food                                                            0.05%
Gaming                                                          0.02%
Health Care                                                     0.02%
Home Builders                                                   0.02%
Insurance                                                       0.03%
Machinery                                                       0.02%
Media                                                           0.08%
Pharmaceuticals                                                 0.03%
Real Estate                                                     0.02%
Retail                                                          0.04%
Technology/Software                                             0.02%
Telecommunications                                              0.23%
Tobacco                                                         0.04%
Transportation & Shipping                                       0.05%
Utilities                                                       0.22%
------------------------------------------------------------------------
NON-AGENCY ASSET-BACKED SECURITIES                              0.64%
------------------------------------------------------------------------
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                  0.76%
------------------------------------------------------------------------
SOVEREIGN DEBT                                                  3.83%
------------------------------------------------------------------------
Austria                                                         0.33%
Belgium                                                         0.14%
Canada                                                          0.18%
Finland                                                         0.27%
France                                                          0.79%
Germany                                                         1.65%
Italy                                                           0.13%
Netherlands                                                     0.21%
Sweden                                                          0.07%
United Kingdom                                                  0.06%
------------------------------------------------------------------------
SUPRANATIONAL BANKS                                             0.42%
------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS                                       4.48%
------------------------------------------------------------------------
WARRANTS                                                        0.00%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              101.38%
------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                (1.38%)
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

                        Global Asset Allocation Fund- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND STATEMENT OF NET ASSETS
December 31, 2005

                                                                    MARKET
                                                    NUMBER OF       VALUE
                                                      SHARES       (U.S. $)
         COMMON STOCK-61.70%V
         AUTOMOBILES & AUTOMOTIVE PARTS-1.81%
       + Bayerische Motoren Werke (Germany)..            6,357   $    278,452
         Borg Warner.........................           12,300        745,749
         Bridgestone (Japan).................           23,000        478,923
         Honda Motor Limited (Japan).........            9,500        542,281
         Johnson Controls....................           26,700      1,946,697
         Magna International Class A
          (Canada)...........................            3,400        245,582
         Nissan Motor (Japan)................           58,500        592,939
         NOK (Japan).........................           10,900        295,844
                                                                 ------------
                                                                    5,126,467
                                                                 ------------
         BANKS-7.37%
         ABN AMRO Holding (Netherlands)......           77,788      2,034,253
         Banco Santander Central Hispano
          (Spain)............................           96,645      1,275,707
         Bank of Ireland (Ireland)...........           63,603      1,001,815
         Bank of Nova Scotia (Canada)........           10,700        424,522
         Bank of Yokohama (Japan)............           51,000        417,430
         Barclays (United Kingdom)...........          132,541      1,393,548
         Deutsche Postbank (Germany).........            9,680        561,295
         Fifth Third Bancorp.................           55,500      2,093,460
         Freddie Mac.........................           37,500      2,450,625
         KBC Bankverzekerings (Belgium)......            7,311        680,726
         National Australia Bank
          (Australia)........................           19,537        464,336
         PNC Financial Services Group........           24,200      1,496,286
         Royal Bank of Scotland Group (United
          Kingdom)...........................           46,689      1,410,010
         Sumitomo Mitsui Financial Group
          (Japan)............................               44        466,497
         Sumitomo Trust & Banking (Japan)....           42,000        429,262
         UniCredito Italiano (Italy).........          126,862        874,080
         Wells Fargo.........................           54,800      3,443,084
                                                                 ------------
                                                                   20,916,936
                                                                 ------------
         CAPITAL GOODS-3.98%
         Balfour Beatty (United Kingdom).....           24,613        150,992
         Esprit Holdings (Hong Kong).........           40,000        284,261
         Illinois Tool Works.................           26,000      2,287,739
         Jardine Cycle & Carriage
          (Singapore)........................           12,000         80,132
         Lockheed Martin.....................           25,500      1,622,565
         MAN (Germany).......................            8,383        447,384
         Masco...............................           74,600      2,252,174
       + Mettler-Toledo International........           18,700      1,032,240
         Mitsubishi (Japan)..................           30,100        666,336
         Northrop Grumman....................           23,000      1,382,530
         NTN (Japan).........................           32,000        252,960
         Siemens (Germany)...................            3,833        328,393
         Wolseley (United Kingdom)...........           24,312        512,074
                                                                 ------------
                                                                   11,299,780
                                                                 ------------
         COMMERCIAL SERVICES & SUPPLIES-1.96%
         Accenture Limited Class A...........           52,100      1,504,127
       + Adecco (Switzerland)................            8,068        372,015
         Carnival............................           30,000      1,604,099
       + CCE Spinco..........................            4,437         58,125

                                                                    MARKET
                                                    NUMBER OF       VALUE
                                                      SHARES       (U.S. $)
         COMMON STOCK (CONTINUED)
         COMMERCIAL SERVICES & SUPPLIES (CONTINUED)
         Cendant.............................           49,000   $    845,250
         Harley-Davidson.....................           20,100      1,034,949
         Rentokil Initial (United Kingdom)...           55,683        156,665
                                                                 ------------
                                                                    5,575,230
                                                                 ------------
         COMPUTERS & TECHNOLOGY-1.25%
       + Dell................................           45,600      1,367,544
       + Expedia.............................           51,500      1,233,940
       + Symantec............................           53,606        938,105
                                                                 ------------
                                                                    3,539,589
                                                                 ------------
         CONSUMER DURABLES & APPAREL-0.61%
         Burberry (United Kingdom)...........            5,968         43,980
         Electrolux Series B (Sweden)........           15,900        413,161
         Funai Electric (Japan)..............            2,600        287,786
       + Koninklijke KPN (Netherlands).......           12,574        390,750
         Sekisui House (Japan)...............           34,600        435,509
         Yue Yuen Industrial Holdings (Hong
          Kong)..............................           62,500        174,519
                                                                 ------------
                                                                    1,745,705
                                                                 ------------
         DIVERSIFIED FINANCIALS-6.17%
         Aiful (Japan).......................            3,100        258,991
         Citigroup...........................          109,300      5,304,329
         Collins Stewart Tullett (United
          Kingdom)...........................           21,249        216,832
         Contifinancial Liquidating Trust....          165,347          2,894
       + Credit Suisse Group (Switzerland)...           32,481      1,655,870
         Fortis (Belgium)....................           12,778        407,679
         JPMorgan Chase......................           69,800      2,770,362
         Mellon Financial....................           69,600      2,383,800
         Morgan Stanley......................           65,700      3,727,818
         Nomura Holdings (Japan).............           18,500        354,622
         Takefuji (Japan)....................            6,220        422,580
                                                                 ------------
                                                                   17,505,777
                                                                 ------------
         ELECTRONICS & ELECTRICAL EQUIPMENT-0.26%
         Murata Manufacturing (Japan)........            5,300        339,847
         Yokogawa Electric (Japan)...........           24,000        409,160
                                                                 ------------
                                                                      749,007
                                                                 ------------
         ENERGY-3.33%
         Baker Hughes........................           10,800        656,424
         BP (United Kingdom).................          156,193      1,665,073
         Ente Nazionale Idrocarburi
          (Italy)............................           17,602        488,237
         Exxon Mobil.........................           18,300      1,027,911
         GlobalSantaFe.......................           23,900      1,150,785
       + Hanover Compressor..................               26            367
         Marathon Oil........................           28,600      1,743,743
         Petro-Canada (Canada)...............           13,400        537,521
         Repsol (Spain)......................           15,854        463,025
         Total (France)......................            6,796      1,707,243
                                                                 ------------
                                                                    9,440,329
                                                                 ------------

                        Global Asset Allocation Fund- 4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND STATEMENT OF NET ASSETS (CONTINUED)

                                                                    MARKET
                                                    NUMBER OF       VALUE
                                                      SHARES       (U.S. $)
         COMMON STOCK (CONTINUED)
         FOOD & STAPLES RETAILING-1.78%
         Costco Wholesale....................           51,300   $  2,537,811
       + Kroger..............................           78,900      1,489,632
         Tesco (United Kingdom)..............          177,913      1,015,662
                                                                 ------------
                                                                    5,043,105
                                                                 ------------
         FOOD, BEVERAGE & TOBACCO-1.43%
         Anheuser-Busch......................           19,500        837,720
         Asahi Breweries (Japan).............           31,300        382,024
       + Aurora Foods........................              708              6
       + Cott (Canada).......................           15,400        228,163
         Diageo (United Kingdom).............           58,531        849,071
         Gallaher Group (United Kingdom).....           41,064        620,421
         Japan Tobacco (Japan)...............               17        248,007
         Metro (Germany).....................            6,223        300,504
         Nestle (Switzerland)................            1,977        591,182
                                                                 ------------
                                                                    4,057,098
                                                                 ------------
         HEALTH CARE EQUIPMENT & SERVICES-3.89%
       + Caremark Rx.........................           21,300      1,103,127
         Fresenius Medical Care (Germany)....            4,269        449,995
       + HealthSouth.........................           76,200        373,380
       + Medco Health Solutions..............           26,800      1,495,440
         Medtronic...........................           14,300        823,251
         Straumann Holding AG (Switzerland)..            1,270        294,248
         UnitedHealth Group..................           48,700      3,026,218
       + Waters..............................           24,800        937,440
       + WellPoint...........................           22,300      1,779,317
       + Zimmer Holdings.....................           11,100        748,584
                                                                 ------------
                                                                   11,031,000
                                                                 ------------
         HOUSEHOLD & PERSONAL PRODUCTS-0.16%
         Kao (Japan).........................           16,700        447,599
                                                                 ------------
                                                                      447,599
                                                                 ------------
         INDUSTRIALS-0.12%
         Sandvik (Sweden)....................            7,400        344,537
                                                                 ------------
                                                                      344,537
                                                                 ------------
         INSURANCE-3.47%
         Allianz (Germany)...................            7,072      1,071,221
         American International Group........           44,000      3,002,120
         AXA (France)........................           21,232        685,194
         Hannover Rueckversicherung AG
          (Germany)..........................            4,532        160,098
         Hartford Financial Services.........           15,000      1,288,350
         Manulife Financial (Canada).........            5,600        328,743
         Mitsui Sumitomo Insurance (Japan)...           32,000        391,654
         Prudential (United Kingdom).........          102,154        966,826
         QBE Insurance Group (Australia).....           51,620        742,171
         Sompo Japan Insurance (Japan).......           25,500        344,974
       + Swiss Reinsurance (Switzerland).....           11,722        858,023
                                                                 ------------
                                                                    9,839,374
                                                                 ------------
         MATERIALS-1.31%
         Alcan (Canada)......................            7,700        316,223
         CRH (Ireland).......................           13,494        396,976
         Falconbridge (Canada)...............            5,000        148,330

                                                                    MARKET
                                                    NUMBER OF       VALUE
                                                      SHARES       (U.S. $)
         COMMON STOCK (CONTINUED)
         MATERIALS (CONTINUED)
         Holcim Limited (Switzerland)........            5,267   $    358,681
         Inco Limited (Canada)...............            3,600        156,327
         Nippon Paper Group (Japan)..........               58        232,197
         Nitto Denko (Japan).................            9,200        717,115
         Shin-Etsu Chemical (Japan)..........           11,600        616,895
         Solvay (Belgium)....................            2,171        239,280
         UPM-Kymmene (Finland)...............           27,191        533,067
                                                                 ------------
                                                                    3,715,091
                                                                 ------------
         MEDIA-2.61%
         Clear Channel Communications........           35,500      1,116,475
         Dex Media...........................           25,400        688,086
       + DIRECTV Group.......................           48,900        690,468
         Omnicom Group.......................           29,300      2,494,309
       + Premiere AG (Germany)...............            5,420         94,964
       + Reed Elsevier (Netherlands).........           24,706        345,129
         Taylor Nelson Sofres (United
          Kingdom)...........................           66,376        256,423
       + Univision Communications Class A....           39,600      1,163,844
       + VNU (Netherlands)...................            8,373        277,646
         WPP Group (United Kingdom)..........           25,024        270,640
                                                                 ------------
                                                                    7,397,984
                                                                 ------------
         PHARMACEUTICALS & BIOTECHNOLOGY-6.16%
       + Actelion (Switzerland)..............            3,067        253,668
         Allergan............................           23,900      2,580,244
         Astellas Pharma (Japan).............            3,800        148,261
         Bristol-Myers Squibb................           34,900        802,002
       + Cephalon............................           19,400      1,255,956
       + Genzyme.............................           26,000      1,840,280
         Johnson & Johnson...................           43,100      2,590,310
         Mylan Laboratories..................           64,500      1,287,420
         Novartis (Switzerland)..............           14,254        748,898
         Roche Holding (Switzerland).........            6,912      1,037,655
         Sanofi-Aventis (France).............           13,319      1,166,810
         Schering (Germany)..................            4,895        327,704
         Wyeth...............................           74,500      3,432,214
                                                                 ------------
                                                                   17,471,422
                                                                 ------------
         REAL ESTATE-0.33%
         MCL Land (Singapore)................            8,640          8,940
         Mitsui Fudosan (Japan)..............           20,000        406,277
         Sun Hung Kai Properties (Hong
          Kong)..............................           29,000        282,390
         Unibail (France)....................            1,912        254,420
                                                                 ------------
                                                                      952,027
                                                                 ------------
         RETAIL-1.10%
         Aeon Limited (Japan)................           17,400        442,748
         Canadian Tire Class A (Canada)......            4,500        269,083
         GUS (United Kingdom)................           16,828        299,132
         Kesa Electricals (United Kingdom)...           52,787        235,719
         Kingfisher (United Kingdom).........          114,108        466,839
       + Kohl's..............................           29,000      1,409,400
                                                                 ------------
                                                                    3,122,921
                                                                 ------------

                        Global Asset Allocation Fund- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND STATEMENT OF NET ASSETS (CONTINUED)

                                                                    MARKET
                                                    NUMBER OF       VALUE
                                                      SHARES       (U.S. $)
         COMMON STOCK (CONTINUED)
         SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-1.02%
         Applied Materials...................           57,000   $  1,022,580
       + ASML Holding (Netherlands)..........           23,952        479,209
         NEC Electronics (Japan).............            2,500         82,061
         Rohm Limited (Japan)................            6,100        663,808
         Xilinx..............................           26,300        663,023
                                                                 ------------
                                                                    2,910,681
                                                                 ------------
         SOFTWARE & SERVICES-2.28%
       + Mercury Interactive.................           25,900        719,761
         Microsoft...........................          166,200      4,346,130
       + Oracle..............................          115,800      1,413,918
                                                                 ------------
                                                                    6,479,809
                                                                 ------------
         TECHNOLOGY HARDWARE & EQUIPMENT-0.39%
         Canon (Japan).......................           12,400        725,699
         Nokia OYJ (Finland).................           20,658        377,845
                                                                 ------------
                                                                    1,103,544
                                                                 ------------
         TELECOMMUNICATIONS-3.79%
         AT&T................................           55,300      1,354,297
         Deutsche Telekom AG (Germany).......           28,880        480,706
         Ericsson LM Class B (Sweden)........           88,000        302,307
       + France Telecom (France).............           33,351        828,739
       + Hutchison Telecommunication
          International (Hong Kong)..........          179,000        258,569
         KDDI (Japan)........................               41        236,471
         Koninklijke (KPN) (Netherlands).....           42,012        421,263
         NTT DoCoMo (Japan)..................              367        560,305
         Sprint Nextel.......................          142,624      3,331,698
         Telekom Austria (Austria)...........           28,933        650,794
         Telenor ASA (Norway)................           55,400        543,845
         USA Mobility........................                4            111
         Vodafone Group (United Kingdom).....          828,428      1,789,076
                                                                 ------------
                                                                   10,758,181
                                                                 ------------
         TRANSPORTATION & SHIPPING-2.17%
         AP Moller -- Maersk (Denmark).......               19        196,554
         Burlington Northern Santa Fe........           29,200      2,067,943
         Canadian National Railway
          (Canada)...........................            5,200        416,465
         East Japan Railway (Japan)..........               87        598,448
         FedEx...............................           17,500      1,809,325
         Qantas Airways Limited
          (Australia)........................          160,601        475,948
         TNT Post Group (Netherlands)........           19,093        596,726
                                                                 ------------
                                                                    6,161,409
                                                                 ------------
         UTILITIES-2.95%
         American Electric Power.............           27,800      1,031,102
         Centrica (United Kingdom)...........           16,150         70,658
         E.ON AG (Germany)...................            8,580        888,369
         Exelon..............................           56,300      2,991,783
         NiSource............................           33,100        690,466

                                                                    MARKET
                                                    NUMBER OF       VALUE
                                                      SHARES       (U.S. $)
         COMMON STOCK (CONTINUED)
         UTILITIES (CONTINUED)
         Northeast Utilities.................           14,300   $    281,567
         Pepco Holdings......................           21,700        485,429
         Scottish & Southern Energy (United
          Kingdom)...........................           16,691        291,383
         Sempra Energy.......................           26,400      1,183,776
         Tokyo Gas (Japan)...................          102,000        453,333
                                                                 ------------
                                                                    8,367,866
                                                                 ------------
         TOTAL COMMON STOCK
          (COST $144,509,236)................                     175,102,468
                                                                 ------------
         AFFILIATED INVESTMENT COMPANIES-4.18%
       ( UBS Emerging Markets Equity
          Relationship Fund..................          428,563      9,335,814
       ( UBS High Yield Relationship Fund....          133,232      2,540,871
                                                                 ------------
         TOTAL AFFILIATED INVESTMENT
          COMPANIES
          (COST $7,567,386)..................                      11,876,685
                                                                 ------------
                                                    PRINCIPAL
                                                    AMOUNT()L
         AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS-0.46%
         Fannie Mae Grantor Trust
          Series 2001-T7 A1 7.50% 2/25/41....  USD         199            208
          Series 2002-T19 A1 6.50% 7/25/42...          587,675        603,767
      -- Fannie Mae Whole Loan Series 2004-W1
          3A 4.89% 1/25/43...................          566,003        580,702
         Freddie Mac 6.00% 8/15/30...........          123,800        125,238
                                                                 ------------
         TOTAL AGENCY COLLATERALIZED MORTGAGE
          OBLIGATIONS (COST $1,331,136)......                       1,309,915
                                                                 ------------
         AGENCY MORTGAGE-BACKED SECURITIES-7.85%
         Fannie Mae
          7.00% 1/1/34.......................          181,288        189,390
      -- Fannie Mae ARM
          4.644% 2/1/34......................          456,899        451,356
          4.893% 5/1/35......................          473,121        470,877
          4.899% 5/1/35......................          719,132        713,065
          4.945% 2/1/35......................          878,596        879,255
          5.001% 6/1/35......................          565,769        562,233
         Fannie Mae S.F. 15 yr
          5.50% 11/1/16......................          567,651        571,908
          5.50% 3/1/20.......................          324,470        326,802
         Fannie Mae S.F. 20 yr
          5.50% 12/1/23......................          462,424        462,713
          5.50% 2/1/24.......................          704,847        705,288
          5.50% 4/1/24.......................          819,203        818,435

                        Global Asset Allocation Fund- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND STATEMENT OF NET ASSETS (CONTINUED)

                                                                    MARKET
                                                    PRINCIPAL       VALUE
                                                    AMOUNT()L      (U.S. $)
         AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
         Fannie Mae S.F. 30 yr
          5.50% 6/1/33.......................  USD     982,209   $    976,070
          5.50% 7/1/33.......................          967,411        960,760
          6.00% 1/1/33.......................        1,002,918      1,017,335
          6.50% 3/1/29.......................          836,321        861,672
          6.50% 7/1/29.......................          686,046        706,627
          6.50% 12/1/29......................          919,410        947,567
         Fannie Mae S.F. 30 yr TBA
          5.00% 1/1/36.......................        6,750,000      6,541,172
      -- Freddie Mac ARM
          4.517% 1/1/35......................          420,449        415,062
         Freddie Mac S.F. 15 yr
          5.50% 12/1/18......................          386,082        388,737
          5.50% 5/1/20.......................          953,918        959,880
         Freddie Mac S.F. 20 yr
          5.50% 5/1/23.......................        1,094,120      1,097,539
         Freddie Mac S.F. 30 yr
          6.50% 11/1/28......................          910,666        937,417
      -- GNMA ARM
          4.125% 12/20/29....................          122,436        123,301
         GNMA S.F. 30 yr
          6.50% 8/15/27......................          192,131        201,257
                                                                 ------------
         TOTAL AGENCY MORTGAGE-BACKED
          SECURITIES
          (COST $22,474,437).................                      22,285,718
                                                                 ------------
         AGENCY OBLIGATIONS-0.34%
         Fannie Mae
          6.25% 2/1/11.......................          535,000        565,633
          6.625% 11/15/30....................          320,000        395,893
                                                                 ------------
         TOTAL AGENCY OBLIGATIONS (COST
          $954,119)..........................                         961,526
                                                                 ------------
         COMMERCIAL MORTGAGE-BACKED SECURITIES-1.22%
  N -- # Commercial Mortgage Structure Pass
          Through Securities 144A
          Series 2001-FL5A E 5.869%
          11/15/13...........................           46,881         46,877
          Series 2001-FL5A F 5.152%
          11/15/13...........................           90,000         89,391
         DLJ Commercial Mortgage
          Series 1999-CG1 A1A 6.08%
          3/10/32............................          224,524        226,806
         First Union Commercial Mortgage
          Securities
          Series 1997-C2 A3 6.65% 11/18/29...          129,323        132,243
       # Four Times Square Trust 144A
          Series 2000-4TS A1 7.69% 4/15/15...          267,649        283,544
          Series 2004-4TS C 7.86% 4/15/15....          575,000        632,459
         GMAC Commercial Mortgage Securities
          Series 1997-C2 A3 6.566% 4/15/29...          416,237        425,880

                                                                    MARKET
                                                    PRINCIPAL       VALUE
                                                    AMOUNT()L      (U.S. $)
         COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
       # Mach One Trust Commercial Mortgage
          Series 2004-1 A1 144A 3.89%
          5/28/40............................  USD     342,499   $    334,645
         Merrill Lynch Mortgage Investors
          Series 1996-C2 A3 6.96% 11/21/28...          136,598        137,371
      --  Series 1998-C1 A1 6.31% 11/15/26...          172,742        172,957
         Morgan Stanley Dean Witter Capital I
          Series 2000-LIFE A2 7.57%
          11/15/36...........................          300,000        324,714
         PNC Mortgage Acceptance
          Series 2000-C1 A2 7.61% 2/15/10....          600,000        646,121
                                                                 ------------
         TOTAL COMMERCIAL MORTGAGE-BACKED
          SECURITIES
          (COST $3,666,381)..................                       3,453,008
                                                                 ------------
      =/ COMMERCIAL PAPER-12.12%
         Amsterdam Funding
          4.365% 1/18/06.....................        2,000,000      1,995,948
         Atlantis One Funding
          4.395% 1/26/06.....................        1,075,000      1,071,775
         Barton Capital
          4.377% 1/17/06.....................        2,042,000      2,038,098
         Bryant Park Funding
          4.375% 1/11/06.....................        2,000,000      1,997,611
         Calyon
          4.383% 1/3/06......................        2,000,000      1,999,520
         CBA Finance
          4.346% 1/9/06......................        2,163,000      2,160,948
         Credit Suisse First Boston New York
          4.388% 1/17/06.....................        2,000,000      1,996,169
         Deutsche Bank
          4.465% 1/4/06......................        1,467,000      1,466,462
         DNB Bank
          4.325% 1/30/06.....................        2,310,000      2,302,092
         Falcon Asset Securities
          4.373% 1/6/06......................        1,267,000      1,266,243
         Goldman Sachs Group
          4.365% 1/12/06.....................        2,000,000      1,997,378
          4.398% 1/5/06......................        1,046,000      1,045,497
         K2
          4.374% 1/9/06......................        2,000,000      1,998,089
         Nationwide Building Society
          4.378% 1/4/06......................        1,942,000      1,941,302
         Old Line Funding
          4.373% 1/9/06......................        1,476,000      1,474,590
         Preferred Receivables Funding
          4.335% 1/5/06......................        1,506,000      1,505,287
         Sheffield Receivable
          4.365% 1/10/06.....................        2,000,000      1,997,855

                        Global Asset Allocation Fund- 7

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND STATEMENT OF NET ASSETS (CONTINUED)

                                                                    MARKET
                                                    PRINCIPAL       VALUE
                                                    AMOUNT()L      (U.S. $)
         COMMERCIAL PAPER (CONTINUED)
         Windmill Funding
          4.365% 1/11/06.....................  USD   2,143,000   $  2,140,446
         Yorktown Capitol
          4.385% 1/17/06.....................        2,000,000      1,996,169
                                                                 ------------
         TOTAL COMMERCIAL PAPER (COST
          $34,391,479).......................                      34,391,479
                                                                 ------------
         CORPORATE BONDS-3.38%
         AEROSPACE & DEFENSE-0.07%
         Boeing Capital
          7.375% 9/27/10.....................           50,000         55,073
       # Bombardier Capital 144A
          6.125% 6/29/06.....................          100,000        100,501
         Lockheed Martin
          8.50% 12/1/29......................           35,000         47,847
                                                                 ------------
                                                                      203,421
                                                                 ------------
         AUTOMOBILES & AUTOMOTIVE PARTS-0.48%
         DaimlerChrysler
          4.05% 6/4/08.......................          210,000        204,550
         Ford Motor Credit
          5.80% 1/12/09......................        1,070,000        934,022
         GMAC
          6.125% 9/15/06.....................           45,000         43,718
          6.875% 9/15/11.....................          185,000        168,902
                                                                 ------------
                                                                    1,351,192
                                                                 ------------
         BANKS-0.93%
         Abbey National (United Kingdom)
          7.95% 10/26/29.....................           30,000         39,010
         Bank of America
          7.40% 1/15/11......................          180,000        198,484
         Bank One
          7.875% 8/1/10......................           75,000         83,340
         Citigroup
          5.00% 9/15/14......................          186,000        183,409
          5.625% 8/27/12.....................          290,000        299,319
         Credit Suisse First Boston USA
          6.50% 1/15/12......................           85,000         91,045
         HSBC Holdings (United Kingdom)
          5.25% 12/12/12.....................           45,000         45,220
         JPMorgan Chase
          6.75% 2/1/11.......................           75,000         80,417
         KFW (Germany)
          4.75% 12/7/10......................  GBP     205,000        358,099
         Lloyds TSB Bank (United Kingdom)
          6.625% 3/30/15.....................  GBP      20,000         39,370
         Rentenbank (Germany)
          5.75% 1/21/15......................  AUD     625,000        459,736
         Royal Bank of Scotland (United
          Kingdom)
          9.118% 3/31/49.....................  USD      40,000         45,865
          9.625% 6/22/15.....................  GBP      20,000         47,176
         U.S. Bank National Association
          6.375% 8/1/11......................  USD      50,000         53,454
         Wachovia Bank
          7.80% 8/18/10......................          120,000        134,824

                                                                    MARKET
                                                    PRINCIPAL       VALUE
                                                    AMOUNT()L      (U.S. $)
         CORPORATE BONDS (CONTINUED)
         BANKS (CONTINUED)
         Washington Mutual
          5.50% 1/15/13......................  USD     100,000   $    101,708
          5.625% 1/15/07.....................          200,000        201,151
         Wells Fargo
          6.375% 8/1/11......................          175,000        187,794
                                                                 ------------
                                                                    2,649,421
                                                                 ------------
         BEVERAGE/BOTTLING-0.04%
         Coors Brewing
          6.375% 5/15/12.....................           25,000         26,527
       # Miller Brewing 144A
          5.50% 8/15/13......................           95,000         96,983
                                                                 ------------
                                                                      123,510
                                                                 ------------
         BROKERAGE-0.17%
         Goldman Sachs Group
          6.875% 1/15/11.....................          235,000        253,428
         Morgan Stanley
          6.75% 4/15/11......................          220,000        237,100
                                                                 ------------
                                                                      490,528
                                                                 ------------
         CHEMICALS-0.03%
         ICI Wilmington
          4.375% 12/1/08.....................           80,000         78,009
                                                                 ------------
                                                                       78,009
                                                                 ------------
         CONSUMER PRODUCTS-0.05%
         Avon Products
          7.15% 11/15/09.....................           75,000         80,613
         Newell Rubbermaid
          4.00% 5/1/10.......................           55,000         52,094
                                                                 ------------
                                                                      132,707
                                                                 ------------
         CONSUMER SERVICES-0.02%
         Cendant
          6.25% 1/15/08......................           50,000         50,926
                                                                 ------------
                                                                       50,926
                                                                 ------------
         ENERGY-0.25%
         Anadarko Finance (Canada)
          7.50% 5/1/31.......................           40,000         49,179
         Burlington Resources Finance
          (Canada)
          6.68% 2/15/11......................           40,000         43,175
         Devon Financing
          6.875% 9/30/11.....................          150,000        164,271
         Duke Energy Field Services
          7.875% 8/16/10.....................           60,000         66,421
         Kinder Morgan Energy Partners
          5.80% 3/15/35......................          150,000        143,982
         Marathon Oil
          6.125% 3/15/12.....................           40,000         42,470
         Pemex Project Funding Master Trust
          8.00% 11/15/11.....................          100,000        112,350
         Valero Energy
          7.50% 4/15/32......................           70,000         85,341
                                                                 ------------
                                                                      707,189
                                                                 ------------

                        Global Asset Allocation Fund- 8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND STATEMENT OF NET ASSETS (CONTINUED)

                                                                    MARKET
                                                    PRINCIPAL       VALUE
                                                    AMOUNT()L      (U.S. $)
         CORPORATE BONDS (CONTINUED)
         ENTERTAINMENT-0.04%
         Time Warner
          7.625% 4/15/31.....................  USD      90,000   $    100,525
         Viacom
          6.625% 5/15/11.....................           25,000         26,067
                                                                 ------------
                                                                      126,592
                                                                 ------------
         ENVIRONMENTAL SERVICES-0.02%
         Waste Management
          7.375% 8/1/10......................           40,000         43,574
                                                                 ------------
                                                                       43,574
                                                                 ------------
         FINANCIALS-0.39%
         American General Finance
          5.375% 10/1/12.....................           65,000         65,422
         Capital One Financial
          5.50% 6/1/15.......................           65,000         64,737
         Countrywide Home Loans
          3.25% 5/21/08......................           85,000         81,669
         General Electric Capital
          6.00% 6/15/12......................          400,000        421,839
          6.75% 3/15/32......................          100,000        117,775
         HSBC Finance
          6.75% 5/15/11......................          125,000        134,298
         International Lease Finance
          3.50% 4/1/09.......................          150,000        142,887
         USA Education
          5.625% 4/10/07.....................           80,000         80,503
                                                                 ------------
                                                                    1,109,130
                                                                 ------------
         FOOD-0.05%
         ConAgra Foods
          6.75% 9/15/11......................           55,000         58,654
         Kraft Foods
          5.625% 11/1/11.....................           90,000         92,454
                                                                 ------------
                                                                      151,108
                                                                 ------------
         GAMING-0.02%
         Harrah's Operating
          7.50% 1/15/09......................           50,000         52,994
                                                                 ------------
                                                                       52,994
                                                                 ------------
         HEALTH CARE-0.02%
         McKesson
          7.75% 2/1/12.......................           55,000         61,986
                                                                 ------------
                                                                       61,986
                                                                 ------------
         HOME BUILDERS-0.02%
         Centex
          7.875% 2/1/11......................           55,000         60,445
                                                                 ------------
                                                                       60,445
                                                                 ------------
         INSURANCE-0.03%
         Allstate
          7.20% 12/1/09......................           25,000         26,943
         Marsh & McLennan
          6.25% 3/15/12......................           60,000         62,591
                                                                 ------------
                                                                       89,534
                                                                 ------------

                                                                    MARKET
                                                    PRINCIPAL       VALUE
                                                    AMOUNT()L      (U.S. $)
         CORPORATE BONDS (CONTINUED)
         MACHINERY-0.02%
         John Deere Capital
          7.00% 3/15/12......................  USD      50,000   $     55,295
                                                                 ------------
                                                                       55,295
                                                                 ------------
         MEDIA-0.08%
         Comcast Cable Communications
          6.75% 1/30/11......................          165,000        174,890
         News America
          6.20% 12/15/34.....................           40,000         39,865
                                                                 ------------
                                                                      214,755
                                                                 ------------
         PHARMACEUTICALS-0.03%
         Bristol-Myers Squibb
          5.75% 10/1/11......................           45,000         46,531
         Wyeth
          5.50% 3/15/13......................           40,000         40,611
                                                                 ------------
                                                                       87,142
                                                                 ------------
         REAL ESTATE-0.02%
         EOP Operating
          7.25% 6/15/28......................           50,000         55,438
                                                                 ------------
                                                                       55,438
                                                                 ------------
         RETAIL-0.04%
         Kroger
          7.50% 4/1/31.......................           50,000         55,986
         Safeway
          7.25% 2/1/31.......................           65,000         70,350
                                                                 ------------
                                                                      126,336
                                                                 ------------
         TECHNOLOGY/SOFTWARE-0.02%
         Computer Sciences
          3.50% 4/15/08......................           50,000         47,987
                                                                 ------------
                                                                       47,987
                                                                 ------------
         TELECOMMUNICATIONS-0.23%
      -- AT&T
          9.75% 11/15/31.....................           60,000         75,591
         AT&T Wireless Services
          8.75% 3/1/31.......................           55,000         73,082
         BellSouth
          6.55% 6/15/34......................           45,000         48,092
         Sprint Capital
          8.75% 3/15/32......................          200,000        266,219
         Telecom Italia Capital (Luxembourg)
          5.25% 11/15/13.....................           45,000         44,227
          6.375% 11/15/33....................           45,000         45,668
         Verizon New York
          6.875% 4/1/12......................          105,000        109,594
                                                                 ------------
                                                                      662,473
                                                                 ------------
         TOBACCO-0.04%
         Altria Group
          7.75% 1/15/27......................           50,000         59,524
         UST
          6.625% 7/15/12.....................           50,000         52,061
                                                                 ------------
                                                                      111,585
                                                                 ------------

                        Global Asset Allocation Fund- 9

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND STATEMENT OF NET ASSETS (CONTINUED)

                                                                    MARKET
                                                    PRINCIPAL       VALUE
                                                    AMOUNT()L      (U.S. $)
         CORPORATE BONDS (CONTINUED)
         TRANSPORTATION & SHIPPING-0.05%
       # ERAC USA Finance 144A
          8.00% 1/15/11......................  USD      50,000   $     55,920
         Union Pacific
          6.70% 12/1/06......................           75,000         76,127
                                                                 ------------
                                                                      132,047
                                                                 ------------
         UTILITIES-0.22%
         American Electric Power
          6.125% 5/15/06.....................           25,000         25,115
         Dominion Resources
          5.95% 6/15/35......................           50,000         48,971
         Exelon Generation
          5.35% 1/15/14......................           50,000         49,931
         FirstEnergy
          6.45% 11/15/11.....................           45,000         47,758
         FPL Group Capital
          7.625% 9/15/06.....................          100,000        101,839
         Pacific Gas & Electric
          6.05% 3/1/34.......................           80,000         83,081
         PPL Capital Funding
          4.33% 3/1/09.......................           50,000         48,659
         Progress Energy
          7.00% 10/30/31.....................           45,000         50,094
         Sempra Energy
          7.95% 3/1/10.......................           40,000         43,978
         TXU Energy
          7.00% 3/15/13......................           50,000         53,359
         Xcel Energy
          7.00% 12/1/10......................           55,000         59,254
                                                                 ------------
                                                                      612,039
                                                                 ------------
         TOTAL CORPORATE BONDS (COST
          $9,629,002)........................                       9,587,363
                                                                 ------------
         NON-AGENCY ASSET-BACKED SECURITIES-0.64%
      -- Capital One Multi-Asset Trust
          Series 2003-A1 A1
          4.759% 1/15/09.....................          105,000        105,087
         Conseco Finance Securitizations
          Series 2000-1 A4 7.62% 5/1/31......          160,325        161,020
          Series 2000-5 A5 7.70% 2/1/32......        1,000,000        992,809
          Series 2002-2 A4 8.48% 12/1/30.....          307,702        311,555
    -- # Countrywide Asset-Backed
          Certificates 144A
          Series 2003-SD3 A1 4.799%
          12/25/32...........................           11,642         11,693
          Series 2004-SD1 A1 4.719%
          6/25/33............................           25,597         25,641
         First Franklin Mortgage Loan
          Series 2004-FFB A1 4.167%
          6/25/24............................           73,994         73,440
    -- # Providian Gateway Master Trust
          Series 2004-BA D 144A 5.769%
          7/15/10............................  USD     135,000        135,533
                                                                 ------------
         TOTAL NON-AGENCY ASSET-BACKED
          SECURITIES
          (COST $1,836,968)..................                       1,816,778
                                                                 ------------

                                                                    MARKET
                                                    PRINCIPAL       VALUE
                                                    AMOUNT()L      (U.S. $)
         NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS-0.76%
      -- Granite Mortgage
          Series 2003-11C
          5.624% 1/20/43.....................          750,000   $    765,675
         GSR
          Series 2005-4F 3A1
          6.50% 4/25/20......................          435,863        447,503
    -- # Paragon Mortgages
          Series 7A B1A 144A (United Kingdom)
          5.09% 5/15/43......................          170,000        170,334
      -- Permanent Financing
          Series 2004 2C (United Kingdom)
          5.20% 6/10/42......................          600,000        602,943
      -- Structured Adjustable Rate Mortgage
          Loan Trust 2004-3AC A1
          4.94% 3/25/34......................          187,136        185,963
                                                                 ------------
         TOTAL NON-AGENCY COLLATERALIZED
          MORTGAGE OBLIGATIONS (COST
          $2,188,388)........................                       2,172,418
                                                                 ------------
         SOVEREIGN DEBT-3.83%
         AUSTRIA-0.33%
         Republic of Austria
       #  144A 3.80% 10/20/13................  EUR     275,000        338,509
          5.875% 7/15/06.....................  EUR     495,000        595,918
                                                                 ------------
                                                                      934,427
                                                                 ------------
         BELGIUM-0.14%
          Kingdom of Belgium
          5.75% 3/28/08......................  EUR     320,000        401,455
                                                                 ------------
                                                                      401,455
                                                                 ------------
         CANADA-0.18%
          Government of Canada
          3.00% 6/1/06.......................  CAD     605,000        519,006
                                                                 ------------
                                                                      519,006
                                                                 ------------
         FINLAND-0.27%
         Republic of Finland
          5.00% 7/4/07.......................  EUR     185,000        226,130
          5.75% 2/23/11......................  EUR     400,000        532,941
                                                                 ------------
                                                                      759,071
                                                                 ------------

                        Global Asset Allocation Fund- 10

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND STATEMENT OF NET ASSETS (CONTINUED)

                                                                    MARKET
                                                    PRINCIPAL       VALUE
                                                    AMOUNT()L      (U.S. $)
         SOVEREIGN DEBT (CONTINUED)
         FRANCE-0.79%
         French Treasury Notes
          3.50% 7/12/09......................  EUR     284,000   $    341,970
         Government of France
          4.75% 4/25/35......................  EUR      33,000         47,073
          5.00% 10/25/16.....................  EUR     335,000        455,843
          5.50% 4/25/07......................  EUR     187,000        228,917
          5.50% 4/25/10......................  EUR     455,000        591,863
          5.50% 4/25/29......................  EUR     370,000        570,325
                                                                 ------------
                                                                    2,235,991
                                                                 ------------
         GERMANY-1.65%
         Bundesobligation
          3.50% 10/10/08.....................  EUR     315,000        378,450
         Bundesrepublik Deutschland
          3.75% 1/4/15.......................  EUR      15,000         18,401
          4.50% 7/4/09.......................  EUR   1,051,000      1,306,330
          4.75% 7/4/34.......................  EUR     395,000        563,692
          5.00% 7/4/12.......................  EUR      25,000         32,726
          5.25% 7/4/10.......................  EUR     308,000        397,935
          6.00% 1/4/07.......................  EUR     630,000        769,516
          6.50% 7/4/27.......................  EUR     425,000        722,605
         Bundesschatzanweisungen
          2.50% 9/22/06......................  EUR     410,000        484,844
                                                                 ------------
                                                                    4,674,499
                                                                 ------------
         ITALY-0.13%
         Republic of Italy
          8.75% 7/1/06.......................  EUR     305,000        371,872
                                                                 ------------
                                                                      371,872
                                                                 ------------
         NETHERLANDS-0.21%
         Netherlands Government
          4.00% 1/15/37......................  EUR     245,000        312,361
          5.00% 7/15/11......................  EUR     230,000        298,324
                                                                 ------------
                                                                      610,685
                                                                 ------------
         SWEDEN-0.07%
         Kingdom of Sweden
          6.75% 5/5/14.......................  SEK   1,215,000        191,280
                                                                 ------------
                                                                      191,280
                                                                 ------------
         UNITED KINGDOM-0.06%
         U.K. Treasury
          5.00% 3/7/12.......................  GBP      90,000        162,185
                                                                 ------------
                                                                      162,185
                                                                 ------------
         TOTAL SOVEREIGN DEBT (COST
          $11,175,401).......................                      10,860,471
                                                                 ------------

                                                                    MARKET
                                                    PRINCIPAL       VALUE
                                                    AMOUNT()L      (U.S. $)
         SUPRANATIONAL BANKS-0.42%
         Eurofima
          6.00% 1/28/14......................  AUD     330,000   $    248,118
         European Investment Bank
          4.25% 12/7/10......................  GBP     345,000        589,770
          6.00% 8/14/13......................  AUD      70,000         52,712
         International Bank of Reconstruction
          & Development
          6.125% 12/7/09.....................  GBP     163,000        297,655
                                                                 ------------
         TOTAL SUPRANATIONAL BANKS (COST
          $1,214,623)........................                       1,188,255
                                                                 ------------
         U.S. TREASURY OBLIGATIONS-4.48%
         U.S. Treasury Bonds
          6.25% 5/15/30......................  USD     685,000        850,952
          8.75% 5/15/17......................        1,510,000      2,074,009
         U.S. Treasury Inflation Index Notes
          2.00% 1/15/14......................        1,379,840      1,372,456
         U.S. Treasury Notes
          3.625% 4/30/07.....................          905,000        895,809
          3.625% 6/15/10.....................          450,000        436,869
          3.875% 5/15/09.....................        1,760,000      1,732,914
          3.875% 2/15/13.....................          960,000        930,788
          4.00% 8/31/07......................        2,935,000      2,916,428
          4.125% 5/15/15.....................        1,025,000      1,002,859
          8.00% 11/15/21.....................          355,000        489,193
                                                                 ------------
         TOTAL U.S. TREASURY OBLIGATIONS
          (COST $12,714,208).................                      12,702,277
                                                                 ------------
                                                    NUMBER OF
                                                      SHARES
         WARRANTS-0.00%
      +# Mediq 144A, exercise price $0.01,
          expiration date 6/1/09.............               40              0
     @+# Pliant 144A, exercise price $0.01,
          expiration date 6/1/10.............               30              0
      +# Solutia144A, exercise price $7.59,
          expiration date 7/15/09............               20              0
      +# Startec Global 144A, exercise price
          $24.20, expiration date 5/15/08....               40              0
       + US Airways, exercise price $10.00,
          expiration date 1/1/10.............                8              0
                                                                 ------------
         TOTAL WARRANTS
          (COST $3,520)......................                               0
                                                                 ------------

                        Global Asset Allocation Fund- 11

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND STATEMENT OF NET ASSETS (CONTINUED)

TOTAL MARKET VALUE OF SECURITIES-101.38% (COST
 $253,656,284)..............................................  $287,708,361
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(1.38%)S....    (3,918,929)
                                                              ------------
NET ASSETS APPLICABLE TO 19,524,637 SHARES
 OUTSTANDING-100.00%........................................  $283,789,432
                                                              ============
NET ASSET VALUE-GLOBAL ASSET ALLOCATION FUND STANDARD CLASS
 ($273,272,209 / 18,800,725 SHARES).........................       $14.535
                                                                   =======
NET ASSET VALUE-GLOBAL ASSET ALLOCATION FUND SERVICE CLASS
 ($10,517,223 / 723,912 SHARES).............................       $14.528
                                                                   =======
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2005:
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $236,106,075
Distributions in excess of net investment income............      (879,055)
Accumulated net realized gain on investments................    14,033,052
Net unrealized appreciation of investments and foreign
 currencies.................................................    34,529,360
                                                              ------------
Total net assets............................................  $283,789,432
                                                              ============

------------------
()L Principal amount shown is stated in the currency in which each bond is denominated.

AUD-Australian Dollar
CAD-Canadian Dollar
EUR-European Monetary Unit
GBP-British Pounds Sterling
SEK-Swedish Krona
USD-U.S. Dollar

  + Non-income producing security for the year ended December
    31, 2005.
 =/ The interest rate shown is the effective yield as of the time of purchase.
  # Security exempt from registration under Rule 144A of the Securities Act of 1933. At December 31, 2005, the aggregate amount of Rule 144A securities equals $2,332,030, which represented 0.82% of the Fund's net assets. See Note 7 in "Notes to Financial Statements."
  V Securities have been classified by type of business.
    Classification by country of origin has been presented in
    Note 8 in "Notes to Financial Statements."
 -- Variable rate securities. The interest rate shown is the rate as of December 31, 2005.
  @ Illiquid security. At December 31, 2005, the aggregate amount of illiquid securities equals $0, which represented
    0.00% of the Fund's net assets. See Note 7 in "Notes to Financial Statements."
  ( Considered an affiliated company. See Note 2 in "Notes to
    Financial Statements."
  S Includes $365,000 cash pledged as collateral for financial future contracts.
  N Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

ARM-Adjustable Rate Mortgage
GNMA-Government National Mortgage Association
S.F.-Single Family
TBA-To Be Announced
yr-Year

                        Global Asset Allocation Fund- 12

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND STATEMENT OF NET ASSETS (CONTINUED)

The following foreign currency exchange contracts and futures contracts were outstanding at December 31, 2005:

FOREIGN CURRENCY EXCHANGE CONTRACTS(1)

                                                                                                          UNREALIZED
                                                          IN EXCHANGE                                    APPRECIATION
CONTRACTS TO RECEIVE (DELIVER)                                FOR               SETTLEMENT DATE         (DEPRECIATION)
------------------------------                          ---------------         ---------------         --------------
       (2,775,000)      Australian Dollars              US$  2,024,418              5/26/06               $  (3,118)
       (4,555,000)      British Pounds                  US$  7,839,702              5/26/06                  (3,574)
       (3,815,000)      Canadian Dollars                US$  3,233,763              5/26/06                 (59,258)
       (1,340,000)      European Monetary Units         US$  1,603,176              5/26/06                   3,597
      (11,360,000)      European Monetary Units         US$ 13,420,022              5/26/06                (140,592)
    2,135,700,000       Japanese Yen                    US$(18,389,949)             5/26/06                  66,323
       14,965,000       Singapore Dollars               US$ (8,867,623)             5/26/06                 187,577
      116,820,000       Swedish Krona                   US$(14,415,993)             5/26/06                 438,793
       12,185,000       Swiss Francs                    US$ (9,423,092)             5/26/06                 (17,211)
      337,810,000       Thailand Baht                   US$ (8,185,365)             5/26/06                  46,553
                                                                                                          ---------
                                                                                                          $ 519,090
                                                                                                          =========

FUTURES CONTRACTS(1)

                                                                                           NOTIONAL
                                                                                             COST       NOTIONAL    EXPIRATION
CONTRACTS TO BUY (SELL)                                                                   (PROCEEDS)     VALUE         DATE
-----------------------                                                                   ----------   ----------   ----------
            19              Amsterdam Index Futures.....................................  $1,967,256   $1,966,126    1/20/06
            20              The New Financial Times Stock Exchange 100 Index Futures....   1,935,478    1,932,803    3/17/06
           (23)             The S&P/Toronto Stock Exchange 60 Index.....................  (2,515,165)  (2,520,022)   3/17/06
           (16)             The SPI 200 Index Futures...................................  (1,385,235)  (1,386,996)   3/17/06


                            UNREALIZED
CONTRACTS TO BUY (SELL)    DEPRECIATION
-----------------------    ------------
            19              $ (1,130)
            20                (2,675)
           (23)               (4,857)
           (16)               (1,761)
                           ------------
                            $(10,423)
                           ============

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

(1)See Note 6 in "Notes to Financial Statements."

                             See accompanying notes

                        Global Asset Allocation Fund- 13

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GLOBAL ASSET ALLOCATION FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2005


ASSETS:
Investments in affiliated companies, at market (Cost
 $7,567,386)................................................  $ 11,876,685
Other investments at market (Cost $246,088,898).............   275,831,676
Cash........................................................        99,266
Cash pledged as collateral for financial futures
 contracts..................................................       365,000
Foreign currencies (Cost $1,000,736)........................       992,397
Receivable for securities sold..............................       609,045
Dividends and interest receivable...........................       907,948
Subscriptions receivable....................................       110,427
Net unrealized appreciation on foreign currency exchange
 contracts..................................................       519,091
Other assets................................................         6,394
                                                              ------------
TOTAL ASSETS................................................   291,317,929
                                                              ------------

LIABILITIES:
Payable for securities purchased............................     7,178,378
Liquidations payable........................................        13,678
Due to manager and affiliates...............................       220,772
Other accrued expenses......................................        62,151
Variation margin payable on futures contracts...............        53,518
                                                              ------------
TOTAL LIABILITIES...........................................     7,528,497
                                                              ------------

TOTAL NET ASSETS............................................  $283,789,432
                                                              ============

                             See accompanying notes

                        Global Asset Allocation Fund- 14

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GLOBAL ASSET ALLOCATION FUND
STATEMENT OF OPERATIONS
Year Ended December 31, 2005

INVESTMENT INCOME:
Dividends................................................  $ 3,807,524
Interest.................................................    2,474,974
Foreign tax withheld.....................................     (135,477)
                                                           -----------
                                                             6,147,021
                                                           -----------
EXPENSES:
Management fees..........................................    2,003,874
Accounting and administration expenses...................      264,441
Custodian fees...........................................       82,019
Reports and statements to shareholders...................       76,851
Professional fees........................................       38,800
Distribution expenses-Service Class......................       16,728
Trustees' fees...........................................        9,871
Other....................................................       53,157
                                                           -----------
                                                             2,545,741
Less expense paid indirectly.............................       (3,432)
                                                           -----------
Total expenses...........................................    2,542,309
                                                           -----------
NET INVESTMENT INCOME....................................    3,604,712
                                                           -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
 Investments.............................................   14,777,810
 Futures contracts.......................................      115,408
 Foreign currencies......................................   (1,877,707)
                                                           -----------
Net realized gain........................................   13,015,511
Net change in unrealized appreciation/depreciation of
 investments and foreign currencies......................    1,413,707
                                                           -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
 FOREIGN CURRENCIES......................................   14,429,218
                                                           -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....  $18,033,930
                                                           ===========

                             See accompanying notes

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GLOBAL ASSET ALLOCATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                    YEAR ENDED
                                              12/31/05       12/31/04
                                            ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
Net investment income.....................  $  3,604,712   $  3,714,602
Net realized gain on investments and
 foreign currencies.......................    13,015,511     43,885,967
Net change in unrealized
 appreciation/depreciation of investments
 and foreign currencies...................     1,413,707    (14,738,342)
                                            ------------   ------------
Net increase in net assets resulting from
 operations...............................    18,033,930     32,862,227
                                            ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income:
 Standard Class...........................    (3,322,906)    (4,267,508)
 Service Class............................       (81,973)       (33,159)
Net realized gain on investments:
 Standard Class...........................    (7,248,759)            --
 Service Class............................      (151,450)            --
                                            ------------   ------------
                                             (10,805,088)    (4,300,667)
                                            ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class...........................    23,547,319     11,910,036
 Service Class............................     8,034,664      3,559,403
Net asset value of shares issued upon
 reinvestment of dividends and
 distributions:
 Standard Class...........................    10,571,665      4,267,508
 Service Class............................       233,423         33,159
                                            ------------   ------------
                                              42,387,071     19,770,106
                                            ------------   ------------
Cost of shares repurchased:
 Standard Class...........................   (36,026,676)   (33,968,076)
 Service Class............................    (1,905,032)      (872,088)
                                            ------------   ------------
                                             (37,931,708)   (34,840,164)
                                            ------------   ------------
Increase (decrease) in net assets derived
 from capital share transactions..........     4,455,363    (15,070,058)
                                            ------------   ------------
NET INCREASE IN NET ASSETS................    11,684,205     13,491,502
NET ASSETS:
Beginning of year.........................   272,105,227    258,613,725
                                            ------------   ------------
End of year (including undistributed
 (distributions in excess of) net
 investment income of $(879,055) and
 $292,226, respectively)..................  $283,789,432   $272,105,227
                                            ============   ============

                             See accompanying notes

                        Global Asset Allocation Fund- 15

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GLOBAL ASSET ALLOCATION FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                    GLOBAL ASSET ALLOCATION FUND STANDARD CLASS
                                                                                     YEAR ENDED
                                                   12/31/05        12/31/04(1)        12/31/03(2)        12/31/02        12/31/01
                                                   ------------------------------------------------------------------------------
Net asset value, beginning of period.............  $ 14.186          $ 12.704           $ 10.890         $ 12.563        $ 14.782

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(3).........................     0.187             0.190              0.134            0.221           0.316
Net realized and unrealized gain (loss) on
 investments and foreign currencies..............     0.729             1.515              2.045           (1.708)         (1.410)
                                                   --------          --------           --------         --------        --------
Total from investment operations.................     0.916             1.705              2.179           (1.487)         (1.094)
                                                   --------          --------           --------         --------        --------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income............................    (0.177)           (0.223)            (0.365)          (0.186)         (0.050)
Net realized gain on investments.................    (0.390)               --                 --               --          (1.075)
                                                   --------          --------           --------         --------        --------
Total dividends and distributions................    (0.567)           (0.223)            (0.365)          (0.186)         (1.125)
                                                   --------          --------           --------         --------        --------

Net asset value, end of period...................  $ 14.535          $ 14.186           $ 12.704         $ 10.890        $ 12.563
                                                   ========          ========           ========         ========        ========

Total return(4)..................................     6.80%            13.54%             20.40%          (11.89%)         (7.88%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)..........  $273,272          $268,263           $257,804         $242,101        $322,310
Ratio of expenses to average net assets..........     0.93%             1.03%              1.06%            1.00%           0.96%
Ratio of net investment income to average net
 assets..........................................     1.33%             1.46%              1.16%            1.88%           2.38%
Portfolio turnover...............................       91%              139%               191%             133%            186%

------------------
(1)Commencing January 1, 2004, UBS Global Asset Management (Americas), Inc. replaced Putnam Investments as the Fund's sub-advisor.

(2)Effective April 30, 2003, the Lincoln National Global Asset Allocation Fund, Inc. was merged into the Global Asset Allocation Fund. The financial highlights for periods prior to April 30, 2003 reflect the performance history of the Lincoln National Global Asset Allocation Fund, Inc.

(3)The average shares outstanding method has been applied for per share information.

(4)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

                             See accompanying notes

                        Global Asset Allocation Fund- 16

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                          GLOBAL ASSET ALLOCATION FUND SERVICE CLASS
                                                                                            5/15/03(2)
                                                                YEAR ENDED                      TO
                                                        12/31/05        12/31/04(1)          12/31/03
                                                        -----------------------------------------------
Net asset value, beginning of period..................  $14.179           $12.700            $11.578

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(3)..............................    0.152             0.157              0.062
Net realized and unrealized gain on investments and
 foreign currencies...................................    0.729             1.512              1.411
                                                        -------           -------            -------
Total from investment operations......................    0.881             1.669              1.473
                                                        -------           -------            -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income.................................   (0.142)           (0.190)            (0.351)
Net realized gain on investments......................   (0.390)               --                 --
                                                        -------           -------            -------
Total dividends and distributions.....................   (0.532)           (0.190)            (0.351)
                                                        -------           -------            -------

Net asset value, end of period........................  $14.528           $14.179            $12.700
                                                        =======           =======            =======

Total return(4).......................................    6.53%            13.27%             13.07%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)...............  $10,517           $ 3,842            $   810
Ratio of expenses to average net assets...............    1.18%             1.28%              1.29%
Ratio of net investment income to average net
 assets...............................................    1.08%             1.21%              0.83%
Portfolio turnover....................................      91%              139%               191%(5)

------------------
(1)Commencing January 1, 2004, UBS Global Asset Management (Americas), Inc. replaced Putnam Investments as the Fund's sub-advisor.

(2)Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(3)The average shares outstanding method has been applied for per share information.

(4)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

(5)The portfolio turnover is representative for the entire Fund for the year ended December 31, 2003.

                             See accompanying notes

                        Global Asset Allocation Fund- 17

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND NOTES TO FINANCIAL STATEMENTS
December 31, 2005

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware statutory trust and consists of 18 series: Aggressive Growth Fund, Bond Fund, Capital Appreciation Fund, Core Fund, Equity-Income Fund, Global Asset Allocation Fund, Growth Fund, Growth and Income Fund, Growth Opportunities Fund, International Fund, Managed Fund, Money Market Fund, Social Awareness Fund, Special Opportunities Fund, Conservative Profile Fund, Moderate Profile Fund, Moderately Aggressive Profile Fund and Aggressive Profile Fund. These financial statements and the related notes pertain to the Global Asset Allocation Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Trust's shares are sold directly or indirectly to The Lincoln National Life Insurance Company ("Lincoln Life") and its affiliates (collectively, the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term total return consistent with preservation of capital.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $30,735 for the year ended December 31, 2005.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under the above arrangement is included under custodian fees on the Statement of Operations with the expense offset shown as "expense paid indirectly."

                        Global Asset Allocation Fund- 18

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisor, and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment advisor. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at an annual rate of 0.75% of the first $200 million of the average daily net assets of the Fund, 0.70% of the next $200 million, and 0.68% of the average daily net assets of the Fund in excess of $400 million.

UBS Global Asset Management (Americas) Inc. (the "Sub-Advisor") is responsible for the day-to-day management of the Fund's investment portfolio. For these services, DMC, not the Fund, pays the Sub-Advisor 0.47% for the first $200 million of the Fund's average daily net assets, 0.42% of the next $200 million of the Fund's average daily net assets, and 0.40% of the excess of the Fund's average daily net assets over $400 million.

The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment sub-advisor. The commissions paid to these affiliated firms were $2,577 for the year ended December 31, 2005.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the year ended December 31, 2005, fees for these services amounted to $222,016.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of DMC, provides various administrative services necessary for the operation of the Fund. For these services, the Fund pays Lincoln Life an annual fee of $25,000 plus the cost of certain support services, such as legal and corporate secretary services. For the year ended December 31, 2005, fees for these services amounted to $17,425.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

At December 31, 2005, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to DMC..............................  $177,096
Accounting and Administration Fees Payable to DSC...........    39,444
Administration Fees Payable to Lincoln Life.................     2,083
Distribution Fees Payable to the Companies..................     2,149

The Fund may invest in UBS High Yield Relationship Fund and UBS Emerging Markets Equity Relationship Fund (collectively, the "UBS Relationship Funds"), open-end management investment companies managed by UBS Global Asset Management (Americas) Inc. The UBS Relationship Funds are offered as investment options only to mutual funds and certain other accounts managed by UBS Global Asset Management (Americas) Inc. The UBS Relationship Funds pay no investment management fees to UBS Global Asset Management (Americas) Inc. or the applicable sub-advisors. For the year ended December 31, 2005, the Fund received no distributions from the UBS Relationship Funds.

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees of the Fund is borne by the Fund.

3. INVESTMENTS
For the year ended December 31, 2005, the Fund made purchases of $208,859,224 and sales of $237,785,275 of investment securities other than long-term U.S. government securities and short-term investments. For the year ended December 31, 2005, the Fund made purchases of $19,820,390 and sales of $18,070,936 of long-term U.S. government securities.

At December 31, 2005, the cost of investments for federal income tax purposes was $253,984,324. At December 31, 2005, net unrealized appreciation was $33,724,037, of which $37,649,221 related to unrealized appreciation of investments and $3,925,184 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2005 and 2004 was as follows:

                                              YEAR               YEAR
                                              ENDED             ENDED
                                            12/31/05           12/31/04
                                           -----------        ----------
Ordinary income..........................  $ 4,664,973        $4,300,667
Long-term capital gain...................    6,140,115                --
                                           -----------        ----------
Total....................................  $10,805,088        $4,300,667
                                           ===========        ==========

                        Global Asset Allocation Fund- 19

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)
As of December 31, 2005, the components of net assets on a tax basis were as follows:

Shares of beneficial interest............................  $236,106,075
Undistributed ordinary income............................     3,876,506
Undistributed long-term capital gain.....................    10,474,163
Post-October currency losses.............................      (575,982)
Unrealized appreciation of investments and foreign
 currencies..............................................    33,908,670
                                                           ------------
Net assets...............................................  $283,789,432
                                                           ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, straddle deferrals, and mark-to-market of forward foreign currency contracts and futures contracts.

Post-October currency losses represent losses realized on currency transactions from November 1, 2005 through December 31, 2005 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of paydown gain (loss) on mortgage- and asset-backed securities, gain (loss) on foreign currency transactions, and dividends and distributions. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2005, the Fund recorded the following reclassifications.

                                   ACCUMULATED
         UNDISTRIBUTED NET         NET REALIZED
         INVESTMENT INCOME         GAIN (LOSS)
         -----------------         ------------
                                    $1,371,114
           $(1,371,114)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                YEAR              YEAR
                                               ENDED             ENDED
                                              12/31/05          12/31/04
                                             ----------        ----------
Shares sold:
 Standard Class............................   1,672,347           915,239
 Service Class.............................     571,172           270,928
Shares issued upon reinvestment of
 dividends and distributions:
 Standard Class............................     776,824           329,401
 Service Class.............................      17,126             2,538
                                             ----------        ----------
                                              3,037,469         1,518,106
                                             ----------        ----------
Shares repurchased:
 Standard Class............................  (2,558,876)       (2,626,969)
 Service Class.............................    (135,336)          (66,281)
                                             ----------        ----------
                                             (2,694,212)       (2,693,250)
                                             ----------        ----------
Net increase (decrease)....................     343,257        (1,175,144)
                                             ==========        ==========

6. SUPPLEMENTAL FINANCIAL INSTRUMENT INFORMATION
Foreign Currency Exchange Contracts--The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Financial Futures Contracts--The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates or with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and

                        Global Asset Allocation Fund- 20

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. SUPPLEMENTAL FINANCIAL INSTRUMENT INFORMATION (CONTINUED) minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker.) Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

Swap Agreements--The Fund enters into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on the maturity or termination of the swap agreement. No swap agreements were outstanding at December 31, 2005.

7. CREDIT AND MARKET RISKS
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in high yield fixed income securities, which carry ratings of BBB or lower by Standard & Poor's Ratings Group and Baa or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Illiquid securities have been denoted on the Statement of Net Assets.

                        Global Asset Allocation Fund- 21

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND NOTES TO FINANCIAL STATEMENTS (CONTINUED)

8. GEOGRAPHIC DISCLOSURE
As of December 31, 2005, the Fund's geographic diversification was as follows:

                                                           PERCENTAGE OF
                                                            NET ASSETS
                                                           -------------
Australia................................................       0.70%
Austria..................................................       0.56%
Belgium..................................................       0.61%
Bermuda..................................................       0.53%
Canada...................................................       1.30%
Denmark..................................................       0.07%
Finland..................................................       0.59%
France...................................................       2.42%
Germany..................................................       3.83%
Hong Kong................................................       0.35%
Ireland..................................................       0.49%
Italy....................................................       0.61%
Japan....................................................       5.06%
Luxembourg...............................................       0.03%
Netherlands..............................................       1.82%
Norway...................................................       0.19%
Singapore................................................       0.03%
Spain....................................................       0.61%
Sweden...................................................       0.44%
Switzerland..............................................       2.54%
United Kingdom...........................................       5.10%
United States............................................      73.50%
                                                              -------
                                                              101.38%
                                                              =======

Like any investment in securities, the value of the portfolio may be subject to risk or loss from market, currency, economic, and political factors, which occur in the countries where the Fund is invested.

9. LINE OF CREDIT
The Fund, along with certain other series in the Trust (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the agreement. The Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at December 31, 2005, or at any time during the year.

10. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

                        Global Asset Allocation Fund- 22

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Lincoln Variable Insurance Products Trust-Global Asset Allocation Fund

We have audited the accompanying statement of net assets and statement of assets and liabilities of the Global Asset Allocation Fund (one of the series constituting Lincoln Variable Insurance Products Trust) (the "Fund") as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Global Asset Allocation Fund of Lincoln Variable Insurance Products Trust at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                        [ERNST & YOUNG LLP]

Philadelphia, Pennsylvania
February 10, 2006

                        Global Asset Allocation Fund- 23

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND OTHER FUND INFORMATION

TAX INFORMATION (UNAUDITED)
For the fiscal year ended December 31, 2005, the Fund designates distributions paid during the year as follows:

     (A)
  LONG-TERM                   (B)
CAPITAL GAINS           ORDINARY INCOME               TOTAL                   (C)
DISTRIBUTIONS            DISTRIBUTIONS            DISTRIBUTIONS            QUALIFYING
 (TAX BASIS)              (TAX BASIS)              (TAX BASIS)            DIVIDENDS(1)
-------------           ---------------           -------------           ------------
     57%                       43%                     100%                     42%

------------------
(A) and (B) are based on a percentage of the Fund's total distributions.

(C) is based on a percentage of the Fund's ordinary income distributions.

(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

On August 15, 2005, the Board of Trustees of the Global Asset Allocation Fund (the "Fund") met to consider, among other things, the renewal of the advisory and sub-advisory agreements for the Fund. Following presentations from Lincoln Fund Management, the Independent Trustees of the Trust met in executive session to consider the approval of the advisory agreement with Delaware Management Company ("DMC"), a series of Delaware Management Business Trust, and the sub-advisory agreement with UBS Global Asset Management (Americas) Inc. ("UBS").

The Independent Trustees reviewed materials provided by Lincoln Fund Management, DMC and UBS prior to the meeting. In addition, the Independent Trustees reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment advisory and sub-advisory agreements and the factors they should consider in renewing such agreements. Prior to and during a portion of the meeting, the Independent Trustees and their independent legal counsel met separately from management to consider renewal of the investment advisory agreement and the sub-advisory agreement.

In considering approval of the renewal of the advisory agreement and the sub-advisory agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered all factors together. The Independent Trustees considered the following factors and reached the following conclusions with respect to their review of the advisory and sub-advisory agreements.

ADVISORY AGREEMENT

In considering the renewal of the Fund's investment advisory agreement with DMC, the Independent Trustees considered the nature, extent and quality of services provided by DMC for the Fund and considered its response to various inquiries, including the list of services provided by DMC when serving as investment adviser and overseeing the sub-adviser, information about its investment staff, DMC's Form ADV and compliance matters. The Independent Trustees considered the delegation of day-to-day portfolio management responsibility to UBS. The Independent Trustees reviewed the investment performance of the Fund compared to the average of its Lipper peer group and a securities market index and determined that the investment performance of the Fund over time has been satisfactory. The Independent Trustees concluded that the services provided by DMC were satisfactory.

The Independent Trustees reviewed the advisory fee and the total expense ratio for the Fund compared to management fees and total expense ratio information of the Fund's Lipper peer group. The Board was provided information on the advisory fee DMC charges to other funds and its institutional account fee schedule. The Independent Trustees also considered the advisory fee paid by other comparable global asset allocation funds not advised by DMC. The Independent Trustees noted that the Fund's advisory fee was above the average of its Lipper peer group but well below the highest fee in its peer group and concluded that the advisory fee was within an acceptable range of the comparable global asset allocation funds in light of the nature, quality and extent of services provided to the Fund, and that the advisory fee was reasonable.

The Independent Trustees considered that the Fund's total expense ratio was above the average but below the high of the Fund's Lipper peer group. They also considered the profitability to DMC with respect to the Fund on a pre-tax basis and concluded that the profitability of DMC in connection with the management of the Fund was not unreasonable. The Independent Trustees considered the Fund's advisory fee schedule and the Fund's asset size, noted that the fee schedule contains breakpoints, and concluded that the fee schedule reflects a sharing with the Fund of any economies of scale. They reviewed materials provided by DMC as to any additional benefits it receives and noted DMC's representation that it may enjoy increased business from shareholders who are familiar with the organization.

At the August 15(th) meeting, the full Board (a) concurred with the conclusions of the Independent Trustees and (b) approved the advisory agreement and the fees and other amounts to be paid under the agreement.

SUB-ADVISORY AGREEMENT

In considering the renewal of the sub-advisory agreement between DMC and UBS on behalf of the Fund, the Independent Trustees considered the nature, extent and quality of services provided by UBS under the sub-advisory agreement. They considered the services provided by UBS, the experience of the investment professionals servicing the Fund and the reputation, resources and investment approach of UBS along with the Fund's performance (as described above) and concluded that the services provided by UBS have been acceptable. The Independent Trustees considered the sub-advisory fee schedule under the sub-advisory agreement and how it related to the overall fee structure of the Fund and the fee rates charged to another fund and UBS's institutional account fee schedule and concluded that the sub-advisory fee was

                        Global Asset Allocation Fund- 24

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND OTHER FUND INFORMATION (CONTINUED)

reasonable. The Independent Trustees considered that the sub-advisory fee schedule was negotiated at arm's length between DMC and UBS, an unaffiliated third party, and that DMC compensates UBS from its fees. With respect to profitability, the Independent Trustees considered UBS's representation that the current level of fees was mutually beneficial. As part of their review of the sub-advisory agreement, the Independent Trustees considered whether the Fund would benefit from any economies of scale. The Independent Trustees noted that the advisory agreement with DMC included breakpoints and concluded that the overall structure was designed to share economies of scale with shareholders. The Independent Trustees also considered whether UBS received any incidental benefits in connection with its relationship to the Fund and noted that UBS has the ability to obtain research with soft dollars which may or may not be used by the Fund and may be used by other clients of UBS.

At the August 15(th) meeting, the full Board (a) concurred with the conclusions of the Independent Trustees and (b) approved the sub-advisory agreement and the fees and other amounts to be paid under the agreement.

                        Global Asset Allocation Fund- 25

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND OTHER FUND INFORMATION (CONTINUED)

OFFICER/TRUSTEE INFORMATION

                            POSITION(S)    TERM OF OFFICE
    NAME, ADDRESS AND        HELD WITH      AND LENGTH OF                      PRINCIPAL OCCUPATION(S)
      YEAR OF BIRTH          THE TRUST     TIME SERVED(2)                     DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
Kelly D. Clevenger(1)       Chairman,    Chairman since       Vice President, The Lincoln National Life Insurance
1300 S. Clinton Street      President    August 1995;         Company; Executive Vice President, Lincoln Retirement
Fort Wayne, IN 46802        and Trustee  President and        Services Company, LLC; Second Vice President, Lincoln Life
YOB: 1952                                Trustee since        & Annuity Company of New York
                                         November 1994
Janet C. Chrzan(1)          Advisory     Advisory Trustee     Vice President, The Lincoln National Life Insurance
1300 S. Clinton Street      Trustee      since May 2004; and  Company; formerly Chief Financial Officer and Director of
Fort Wayne, IN 46802                     formerly Trustee     The Lincoln National Life Insurance Company; Vice
YOB: 1948                                since August 2003    President and Treasurer, Lincoln National Corporation
                                                              (insurance holding company); Chief Financial Officer and
                                                              Second Vice President, Lincoln Life & Annuity Company of
                                                              New York; Treasurer and Assistant Secretary, Lincoln
                                                              Financial Group Foundation, Inc.
Nancy L. Frisby             Trustee      Trustee since April  Vice President and Chief Financial Officer, DeSoto
1300 S. Clinton Street                   1992                 Memorial Hospital; formerly Chief Financial Officer,
Fort Wayne, IN 46802                                          Bascom Palmer Eye Institute, University of Miami School of
YOB: 1941                                                     Medicine; formerly Vice President and Chief Financial
                                                              Officer, St. Joseph Medical Center, Inc.
Kenneth G. Stella           Trustee      Trustee since        President, Indiana Hospital & Health Association
1300 S. Clinton Street                   February 1998
Fort Wayne, IN 46802
YOB: 1943
Gary D. Lemon               Advisory     Advisory Trustee     Instructor, Assistant Professor, Economics and Management,
1300 S. Clinton Street      Trustee      since November 2004  DePauw University
Fort Wayne, IN 46802
YOB: 1948
David H. Windley            Trustee      Trustee since        Director (Partner) Blue & Co., LLC
1300 S. Clinton Street                   August 2004
Fort Wayne, IN 46802
YOB: 1943
Eldon J. Summers(1)         Second Vice  Second Vice          Second Vice President and Treasurer, The Lincoln National
1300 S. Clinton Street      President    President and        Life Insurance Company
Fort Wayne, IN 46802        and          Treasurer since May
YOB: 1950                   Treasurer    2003
Cynthia A. Rose(1)          Secretary    Secretary since      Assistant Secretary, Lincoln National Corporation
1300 S. Clinton Street                   February 1995
Fort Wayne, IN 46802
YOB: 1954
Sheryl L. Sturgill(1)       Chief        Chief Accounting     Director of Separate Accounts Financial Operations,
1300 S. Clinton Street      Accounting   Officer since        Assistant Vice President, The Lincoln National Life
Fort Wayne, IN 46802        Officer      November 2003        Insurance Company; formerly Director of Compliance and
YOB: 1959                                                     Business Consulting, Lincoln National Reassurance Company
Rise' C.M. Taylor(1)        Vice         Vice President,      Vice President, Assistant Treasurer, and Assistant
1300 S. Clinton Street      President    Assistant            Secretary, The Lincoln National Life Insurance Company;
Fort Wayne, IN 46802        and          Treasurer, and       Second Vice President and Assistant Treasurer, Lincoln
YOB: 1967                   Assistant    Assistant Secretary  Life & Annuity Company of New York; formerly Investment
                            Treasurer    since August 2003    Portfolio Manager, Lincoln Investment Management

                             NUMBER OF
                             FUNDS IN
                               TRUST
                              COMPLEX
    NAME, ADDRESS AND       OVERSEEN BY    OTHER DIRECTORSHIPS
      YEAR OF BIRTH           TRUSTEE        HELD BY TRUSTEE
--------------------------  ------------------------------------
Kelly D. Clevenger(1)           19       Lincoln Retirement
1300 S. Clinton Street                   Services Company, LLC
Fort Wayne, IN 46802
YOB: 1952
Janet C. Chrzan(1)              19       The Administrative
1300 S. Clinton Street                   Management Group, Inc.;
Fort Wayne, IN 46802                     Lincoln Life Improved
YOB: 1948                                Housing, Inc.
Nancy L. Frisby                 19       N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1941
Kenneth G. Stella               19       First National Bank &
1300 S. Clinton Street                   Trust
Fort Wayne, IN 46802
YOB: 1943
Gary D. Lemon                   19       N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1948
David H. Windley                19       Meridian Investment
1300 S. Clinton Street                   Advisors, Inc.; Eureka
Fort Wayne, IN 46802                     College; Indiana Health
YOB: 1943                                Facility
Eldon J. Summers(1)             N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1950
Cynthia A. Rose(1)              N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1954
Sheryl L. Sturgill(1)           N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1959
Rise' C.M. Taylor(1)            N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1967

                        Global Asset Allocation Fund- 26

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GLOBAL ASSET ALLOCATION FUND OTHER FUND INFORMATION (CONTINUED)

                            POSITION(S)    TERM OF OFFICE
    NAME, ADDRESS AND        HELD WITH      AND LENGTH OF                      PRINCIPAL OCCUPATION(S)
      YEAR OF BIRTH          THE TRUST     TIME SERVED(2)                     DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
James Blake(1)              Chief        Chief Compliance     Assistant Vice President and Senior Compliance Officer,
1300 S. Clinton Street      Compliance   Officer since        Delaware Investments; formerly Client Trading Manager,
Fort Wayne, IN 46802        Officer      November 2005        Loomis Sayles & Company, LP
YOB: 1963

                             NUMBER OF
                             FUNDS IN
                               TRUST
                              COMPLEX
    NAME, ADDRESS AND       OVERSEEN BY    OTHER DIRECTORSHIPS
      YEAR OF BIRTH           TRUSTEE        HELD BY TRUSTEE
--------------------------  ------------------------------------
James Blake(1)                  N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1963

------------------
Additional information on the officers and trustees can be found in the Statement of Additional Information ("SAI") to the Trust's prospectus. To obtain a free copy of the SAI, write: Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). The SAI is also available on the SEC's web site (http://www.sec.gov).

(1) All of the executive officers are "interested persons" of the Trust, as that term is defined by Section 2(a)(19) of the 1940 Act, by reason of their being officers of the Trust.

(2) The officers and trustees hold their position with the Trust until retirement or resignation. The Bylaws of the Trust do not specify a term of office.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.

                        Global Asset Allocation Fund- 27

                                  GROWTH FUND

                            [MERCURY ADVISORS LOGO]

                               Lincoln Variable
                               Insurance Products Trust-
                               Growth Fund
                               Annual Report
                               December 31, 2005

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST- GROWTH FUND

INDEX

COMMENTARY
DISCLOSURE OF FUND EXPENSES
SECTOR ALLOCATION
STATEMENT OF NET ASSETS
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
OFFICER/TRUSTEE INFORMATION

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GROWTH FUND
ANNUAL REPORT COMMENTARY
For the period ended December 31, 2005

Managed by:
                                                         [Mercury Advisors Logo]

The Fund returned 17.0% (Standard Class shares with distributions reinvested) since inception on May 3, 2005. Its benchmark, the Russell 1000 Growth Index* returned 11.88% from May 2, 2005 through December 31, 2005.

The relative return benefited from stock selection in health care, consumer discretionary, industrials, information technology, financials, energy and materials. An overweight in the energy sector also was a positive contributor. Conversely, overweights in consumer discretionary and information technology stocks detracted somewhat from the performance versus the benchmark.
We currently maintain the Fund's overweight versus the benchmark in cyclical companies such as those in the information technology and energy sectors. The Fund remains underweight in financials and consumer staples. In recent months, we have brought our positions in several sectors more closely in line with their benchmark weights.

Robert C. Doll, Jr.
Mercury Advisors

Growth of $10,000 invested 5/3/05 through 12/31/05
(LINE GRAPH)

                                                                 GROWTH FUND STANDARD CLASS
                                                                           SHARES                   RUSSELL 1000 GROWTH INDEX
                                                                 --------------------------         -------------------------
05/03/05                                                                   10000                              10000
                                                                           10585                              10484
                                                                           10659                              10445
                                                                           11041                              10956
                                                                           10910                              10815
                                                                           10959                              10864
                                                                           10813                              10759
                                                                           11504                              11223
12/31/05                                                                   11704                              11188

This chart illustrates, hypothetically, that $10,000 was invested in the Growth Fund Standard Class shares on 5/3/05 (commencement of operations). As the chart shows, by December 31, 2005, the value of the investment at net asset value, with any dividends and distributions reinvested, would have grown to $11,704. For comparison, look at how the Russell 1000 Growth Index did from 5/2/03 through 12/31/05. The same $10,000 investment would have grown to $11,188. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index. An expense waiver was in effect for the Fund during the period shown. Performance would have been lower had the expense waiver not been in effect.

Cumulative total return
on investment                                  Ended
Standard Class Shares                          12/31/05
-------------------------------------------------------
Inception (5/3/05)                              +17.04%
-------------------------------------------------------

The Service Class shares cumulative total return was 16.85% for the period from 5/3/05 (commencement of operations) to 12/31/05.

* The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios are higher forecasted growth values. Russell 1000 companies consist of the 1,000 largest U.S. companies based on total market capitalization.

                                 Growth Fund- 1

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GROWTH FUND

DISCLOSURE
     OF FUND EXPENSES
FOR THE PERIOD JULY 1, 2005 TO DECEMBER 31, 2005

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Fund, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                      Expenses
                               Beginning     Ending                  Paid During
                                Account      Account    Annualized     Period
                                 Value        Value      Expense      7/1/05 to
                                 7/1/05     12/31/05      Ratios      12/31/05*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Standard Class                 $1,000.00    $1,098.00     0.86%         $4.55
Service Class                   1,000.00     1,096.70     1.11%          5.87
--------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                 $1,000.00    $1,020.87     0.86%         $4.38
Service Class                   1,000.00     1,019.61     1.11%          5.65
--------------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                                 Growth Fund- 2

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GROWTH FUND

SECTOR ALLOCATION
AS OF DECEMBER 31, 2005

Sector designations may be different than the sector designations presented in other Fund materials.

                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
COMMON STOCK                                                   97.62%
------------------------------------------------------------------------
Commercial Services                                             2.06%
Consumer Durables                                               2.05%
Consumer Non-Durables                                           2.59%
Consumer Services                                               1.30%
Distribution Services                                           3.11%
Electronic Technology                                          25.30%*
Energy Minerals                                                 6.84%
Financials                                                      3.45%
Health Services                                                 9.20%
Health Technology                                              10.71%
Industrial Services                                             0.82%
Non-Energy Minerals                                             1.56%
Process Industries                                              0.27%
Producer Manufacturer                                           4.54%
Retail Trade                                                    9.30%
Technology Services                                            13.35%
Transportation                                                  1.17%
------------------------------------------------------------------------
SHORT-TERM INVESTMENTS                                          2.28%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               99.90%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 0.10%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

* Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

                                 Growth Fund- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH FUND
STATEMENT OF NET ASSETS
December 31, 2005

                                                 NUMBER OF     MARKET
                                                  SHARES        VALUE
    COMMON STOCK-97.62%
    COMMERCIAL SERVICES-2.06%
    Corporate Executive Board..................     1,780    $   159,665
    Robert Half International..................     3,975        150,613
                                                             -----------
                                                                 310,278
                                                             -----------
    CONSUMER DURABLES-2.05%
    Beazer Homes USA...........................     2,075        151,143
  + Goodyear Tire & Rubber.....................     9,115        158,419
                                                             -----------
                                                                 309,562
                                                             -----------
    CONSUMER NON-DURABLES-2.59%
    Pepsi Bottling Group.......................     2,980         85,258
    Polo Ralph Lauren..........................     2,800        157,192
    Procter & Gamble...........................     2,565        148,462
                                                             -----------
                                                                 390,912
                                                             -----------
    CONSUMER SERVICES-1.30%
  + Apollo Group Class A.......................       495         29,928
    Darden Restaurants.........................     4,260        165,629
                                                             -----------
                                                                 195,557
                                                             -----------
    DISTRIBUTION SERVICES-3.11%
    AmerisourceBergen Class A..................     3,450        142,830
    McKesson...................................     3,290        169,731
    MSC Industrial Direct Class A..............     3,885        156,255
                                                             -----------
                                                                 468,816
                                                             -----------
    ELECTRONIC TECHNOLOGY-25.30%G
  + Agilent Technologies.......................     1,890         62,918
  + Apple Computer.............................     3,830        275,339
    Boeing.....................................     1,960        137,670
  + Broadcom Class A...........................     3,270        154,181
  + Cadence Design Systems.....................     8,740        147,881
  + Cisco Systems..............................     4,445         76,098
  + Dell.......................................     9,065        271,859
    Intel......................................    19,825        494,833
    Intersil Class A...........................     6,205        154,380
  + Jabil Circuit..............................     4,480        166,163
  + Lam Research...............................     3,910        139,509
    Lockheed Martin............................     3,185        202,662
  + LSI Logic..................................    17,885        143,080
    Microchip Technology.......................     5,100        163,965
    Motorola...................................    10,980        248,038
  + NCR........................................     3,660        124,220
  + NVIDIA.....................................     4,505        164,703
    Precision Castparts........................     2,940        152,321
  + Synopsys...................................     3,505         70,310
    Texas Instruments..........................     8,415        269,869
  + Western Digital............................    10,305        191,776
                                                             -----------
                                                               3,811,775
                                                             -----------
    ENERGY MINERALS-6.84%
    Anadarko Petroleum.........................     1,230        116,543
    Burlington Resources.......................     1,620        139,644
    Chesapeake Energy..........................     4,550        144,372
  + Newfield Exploration.......................     3,075        153,965
    Pioneer Natural Resources..................     2,915        149,452

                                                 NUMBER OF     MARKET
                                                  SHARES        VALUE
    COMMON STOCK (CONTINUED)
    ENERGY MINERALS (CONTINUED)
    Sunoco.....................................     2,130    $   166,949
    Tesoro.....................................     2,590        159,415
                                                             -----------
                                                               1,030,340
                                                             -----------
    FINANCIALS-3.45%
    Berkley (W.R.).............................     3,235        154,051
    Goldman Sachs Group........................     1,295        165,384
    Prudential Financial.......................     2,105        154,065
    Schwab (Charles)...........................     3,130         45,917
                                                             -----------
                                                                 519,417
                                                             -----------
    HEALTH SERVICES-9.20%
    Aetna......................................     2,075        195,693
  + Caremark Rx................................     3,805        197,061
  + Community Health Systems...................     3,320        127,289
  + Express Scripts Class A....................     2,075        173,885
    HCA........................................     3,535        178,518
  + Humana.....................................     3,235        175,758
    UnitedHealth Group.........................     5,450        338,662
                                                             -----------
                                                               1,386,866
                                                             -----------
    HEALTH TECHNOLOGY-10.71%
    Allergan...................................     1,755        189,470
  + Amgen......................................     4,720        372,218
  + Barr Pharmaceuticals.......................     2,780        173,166
    Becton, Dickinson..........................     2,565        154,105
  + Gilead Sciences............................     3,455        181,837
    Johnson & Johnson..........................     2,225        133,723
    Pfizer.....................................     4,080         95,146
  + Techne.....................................     2,725        153,009
  + Varian Medical Systems.....................     3,210        161,591
                                                             -----------
                                                               1,614,265
                                                             -----------
    INDUSTRIAL SERVICES 0.82%
    Helmerich & Payne..........................     1,985        122,891
                                                             -----------
                                                                 122,891
                                                             -----------
    NON-ENERGY MINERALS-1.56%
    Freeport-McMoRan Copper & Gold Class B.....     1,700         91,460
    Nucor......................................     2,145        143,114
                                                             -----------
                                                                 234,574
                                                             -----------
    PROCESS INDUSTRIES-0.27%
    Scotts.....................................       895         40,490
                                                             -----------
                                                                  40,490
                                                             -----------
    PRODUCER MANUFACTURER-4.54%
    Cummins....................................     1,725        154,784
    General Electric...........................    10,005        350,676
    HNI........................................       325         17,852
    Joy Global.................................     4,005        160,200
                                                             -----------
                                                                 683,512
                                                             -----------
    RETAIL TRADE-9.30%
  + Advance Auto Parts.........................     3,097        134,596
  + Chico's FAS................................     3,750        164,737
    Circuit City Stores........................     7,120        160,841
    Claire's Stores............................     5,450        159,249
    Nordstrom..................................     4,530        169,421

                                 Growth Fund- 4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                 NUMBER OF     MARKET
                                                  SHARES        VALUE
    COMMON STOCK (CONTINUED)
    RETAIL TRADE (CONTINUED)
    Penney (J.C.)..............................     2,915    $   162,074
    Staples....................................     6,690        151,930
    Tiffany & Co...............................     3,885        148,757
    Whole Foods Market.........................     1,940        150,137
                                                             -----------
                                                               1,401,742
                                                             -----------
    TECHNOLOGY SERVICES-13.35%
    Autodesk...................................     4,020        172,659
  + BEA Systems................................    16,560        155,664
  + BMC Software...............................     7,470        153,060
  + Ceridian...................................     6,530        162,271
  + CheckFree..................................     3,185        146,192
  + Citrix Systems.............................       695         20,002
  + Compuware..................................    15,325        137,465
    Fair Isaac.................................     3,505        154,816
  + Fiserv.....................................     3,400        147,118
  + Intuit.....................................     3,155        168,162
  + McAfee.....................................     5,610        152,199
    Microsoft..................................    10,330        270,129
  + Red Hat....................................     6,290        171,340
                                                             -----------
                                                               2,011,077
                                                             -----------

                                                 NUMBER OF     MARKET
                                                  SHARES        VALUE
    COMMON STOCK (CONTINUED)
    TRANSPORTATION-1.17%
  + AMR........................................     7,935    $   176,395
                                                             -----------
                                                                 176,395
                                                             -----------
    TOTAL COMMON STOCK
     (COST $13,380,718)........................               14,708,469
                                                             -----------

    SHORT-TERM INVESTMENTS-2.28%
  ( Merrill Lynch Money Market Fund............   342,857        342,857
                                                             -----------
    TOTAL SHORT-TERM INVESTMENTS
     (COST $342,857)                                             342,857
                                                             -----------

TOTAL MARKET VALUE OF SECURITIES-99.90% (COST
 $13,723,575)...............................................   15,051,326
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.10%.......       15,640
                                                              -----------
NET ASSETS APPLICABLE TO 1,287,675 SHARES
 OUTSTANDING-100.00%........................................  $15,066,966
                                                              ===========
NET ASSET VALUE-GROWTH FUND STANDARD CLASS
 ($12,618,522 / 1,078,130 SHARES)...........................      $11.704
                                                              ===========
NET ASSET VALUE-GROWTH FUND SERVICE CLASS
 ($2,448,444 / 209,545 SHARES)..............................      $11.685
                                                              ===========
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2005:
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $13,858,170
Accumulated net realized loss on investments................     (118,955)
Net unrealized appreciation of investments..................    1,327,751
                                                              -----------
Total net assets............................................  $15,066,966
                                                              ===========

------------------

  + Non-income producing security for the year ended December
    31, 2005.
  G Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
  ( Considered an affiliated company. See Note 2 in "Notes to
    Financial Statements."

                             See accompanying notes

                                 Growth Fund- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GROWTH FUND
STATEMENT OF OPERATIONS
May 3, 2005* to December 31, 2005

INVESTMENT INCOME:
Dividends.................................................  $   31,049
Income from investments in affiliated companies...........       8,726
                                                            ----------
                                                                39,775
                                                            ----------
EXPENSES:
Accounting and administration expenses....................      70,095
Management fees...........................................      36,779
Professional fees.........................................      20,698
Custodian fees............................................      19,086
Reports and statements to shareholders....................       6,393
Trustees' fees............................................       2,054
Distribution expenses-Service Class.......................       1,598
Other.....................................................       4,061
                                                            ----------
                                                               160,764
Less expenses waived or absorbed..........................    (115,069)
Less expense paid indirectly..............................      (1,353)
                                                            ----------
Total expenses............................................      44,342
                                                            ----------
NET INVESTMENT LOSS.......................................      (4,567)
                                                            ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments..........................    (118,955)
Net change in unrealized appreciation/depreciation of
 investments..............................................   1,327,751
                                                            ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS...........   1,208,796
                                                            ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......  $1,204,229
                                                            ==========

------------------
*Date of commencement of operations.

                             See accompanying notes

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                             5/3/05*
                                                               TO
                                                            12/31/05
                                                           -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss......................................  $    (4,567)
Net realized loss on investments.........................     (118,955)
Net change in unrealized appreciation/depreciation of
 investments.............................................    1,327,751
                                                           -----------
Net increase in net assets resulting from operations.....    1,204,229
                                                           -----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class..........................................   14,554,543
 Service Class...........................................    2,515,541
                                                           -----------
                                                            17,070,084
                                                           -----------
Cost of shares repurchased:
 Standard Class..........................................   (3,019,091)
 Service Class...........................................     (188,256)
                                                           -----------
                                                            (3,207,347)
                                                           -----------
Increase in net assets derived from capital share
 transactions............................................   13,862,737
                                                           -----------
NET INCREASE IN NET ASSETS...............................   15,066,966
NET ASSETS:
Beginning of period......................................           --
                                                           -----------
End of period (there was no undistributed net investment
 income at year end).....................................  $15,066,966
                                                           ===========

------------------
*Date of commencement of operations.

                             See accompanying notes

                                 Growth Fund- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout the period was as follows:

                                                              GROWTH FUND STANDARD CLASS
                                                                      5/3/05(1)
                                                                          TO
                                                                       12/31/05
                                                              --------------------------
Net asset value, beginning of period........................            $10.000

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)......................................             (0.004)
Net realized and unrealized gain on investments.............              1.708
                                                                        -------
Total from investment operations............................              1.704
                                                                        -------

Net asset value, end of period..............................            $11.704
                                                                        =======

Total return(3).............................................             17.04%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted).....................            $12,619
Ratio of expenses to average net assets(4)..................              0.86%
Ratio of expenses to average net assets prior to fees waived
 and expense paid indirectly................................              3.22%
Ratio of net investment loss to average net assets..........             (0.06%)
Ratio of net investment loss to average net assets prior to
 fees waived and expense paid indirectly....................             (2.42%)
Portfolio turnover..........................................               251%

------------------
(1)Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)The average shares outstanding method has been applied for per share information.

(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4)Ratio for the period ended December 31, 2005 including fees paid indirectly in accordance with Securities and Exchange Commission rules was 0.89%.

                             See accompanying notes

                                 Growth Fund- 7

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout the period was as follows:

                                                              GROWTH FUND SERVICE CLASS
                                                                      5/3/05(1)
                                                                         TO
                                                                      12/31/05
                                                              -------------------------
Net asset value, beginning of period........................           $10.000

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)......................................            (0.023)
Net realized and unrealized gain on investments.............             1.708
                                                                       -------
Total from investment operations............................             1.685
                                                                       -------

Net asset value, end of period..............................           $11.685
                                                                       =======

Total return(3).............................................            16.85%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted).....................           $ 2,448
Ratio of expenses to average net assets(4)..................             1.11%
Ratio of expenses to average net assets prior to fees waived
 and expense paid indirectly................................             3.47%
Ratio of net investment loss to average net assets..........            (0.31%)
Ratio of net investment loss to average net assets prior to
 fees waived and expense paid indirectly....................            (2.67%)
Portfolio turnover..........................................              251%

------------------
(1)Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)The average shares outstanding method has been applied for per share information.

(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4)Ratio for the period ended December 31, 2005 including fees paid indirectly in accordance with Securities and Exchange Commission rules was 1.14%.

                             See accompanying notes

                                 Growth Fund- 8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2005

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware statutory trust and consists of 18 series: Aggressive Growth Fund, Bond Fund, Capital Appreciation Fund, Core Fund, Equity-Income Fund, Global Asset Allocation Fund, Growth Fund, Growth and Income Fund, Growth Opportunities Fund, International Fund, Managed Fund, Money Market Fund, Social Awareness Fund, Special Opportunities Fund, Conservative Profile Fund, Moderate Profile Fund, Moderately Aggressive Profile Fund and Aggressive Profile Fund. These financial statements and the related notes pertain to the Growth Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Trust's shares are sold directly or indirectly to The Lincoln National Life Insurance Company ("Lincoln Life") and its affiliates (collectively, the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund commenced operations on May 3, 2005.

The Fund's investment objective is long-term growth.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Fund intends to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $56 for the period* ended December 31, 2005.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under the above arrangement is included under custodian fees on the Statement of Operations with the expense offset shown as "expense paid indirectly."

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisor, and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment advisor. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at an annual rate of 0.74% of the average daily net assets of the Fund.

Lincoln Life, an affiliate of DMC, has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses, exclusive of distribution fees, exceed 0.86% of average daily net assets. The Agreement will continue at least through September 1, 2006, and renew automatically for one-year terms unless Lincoln Life provides written notice of termination to the Fund.

Mercury Advisors (the "Sub-Advisor'), a division of Merrill Lynch Investment Managers, is responsible for the day-to-day management of the Fund's investment portfolio. For these services, DMC, not the Fund, pays the Sub-Advisor 0.40% for the first $500 million of the Fund's average daily net assets and 0.35% of any excess of the Fund's average daily net assets over $500 million.

The Fund may invest uninvested cash in a money market fund advised by Merrill Lynch or its affiliates. The Merrill Lynch Money Market Fund charges no investment management fees.

------------------

*Commenced operations on May 3, 2005.

                                 Growth Fund- 9

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the period* ended December 31, 2005, fees for these services amounted to $42,811.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of DMC, provides various administrative services necessary for the operation of the Fund. For these services, the Fund pays Lincoln Life an annual fee of $25,000 plus the cost of certain support services, such as legal and corporate secretary services. For the period* ended December 31, 2005, fees for these support services amounted to $10,617.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

At December 31, 2005, the Fund had receivables from or liabilities payable to affiliates as follows:

Management Fees Payable to DMC..............................  $ (9,435)
Accounting and Administration Fees Payable to DSC...........   (10,836)
Administration Fees Payable to Lincoln Life.................    (2,083)
Distribution Fees Payable to the Companies..................      (486)
Receivable from Lincoln Life................................    18,468

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the period* ended December 31, 2005, the Fund made purchases of $27,576,741 and sales of $13,734,155 of investment securities other than short-term investments.

At December 31, 2005, the cost of investments for federal income tax purposes was $13,778,457. At December 31, 2005, net unrealized appreciation was $1,272,869, of which $1,412,348 related to unrealized appreciation of investments and $139,479 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no distributions paid during the period* ended December 31, 2005.

As of December 31, 2005, the components of net assets on a tax basis were as follows:

Shares of beneficial interest............................  $ 13,858,170
Capital loss carryforwards...............................       (64,073)
Unrealized appreciation of investments...................     1,272,869
                                                           ------------
Net assets...............................................  $ 15,066,966
                                                           ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the period ended December 31, 2005*, the Fund recorded the following reclassifications.

ACCUMULATED NET           PAID-IN
INVESTMENT LOSS           CAPITAL
---------------           -------
    $4,567                $(4,567)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2005 will expire as follows: $64,073 expires in 2013.

------------------

*Commenced operations on May 3, 2005.

                                Growth Fund- 10

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL SHARES

Transactions in capital shares were as follows:

                                                               PERIOD
                                                                ENDED
                                                              12/31/05*
                                                              ---------
Shares sold:
 Standard Class.............................................  1,337,845
 Service Class..............................................    226,781
                                                              ---------
                                                              1,564,626
                                                              ---------
Shares repurchased:
 Standard Class.............................................   (259,715)
 Service Class..............................................    (17,236)
                                                              ---------
                                                               (276,951)
                                                              ---------
Net increase................................................  1,287,675
                                                              =========



------------------
*Commenced operations on May 3, 2005.

6. LINE OF CREDIT
The Fund, along with certain other series in the Trust (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the Agreement. The Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at December 31, 2005, or at any time during the period.

7. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

                                Growth Fund- 11

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Lincoln Variable Insurance Products Trust-Growth Fund

We have audited the accompanying statement of net assets of the Growth Fund (one of the series constituting Lincoln Variable Insurance Products Trust) (the "Fund") as of December 31, 2005, and the related statement of operations, statement of changes in net assets, and financial highlights for the period May 3, 2005 (commencement of operations) to December 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Growth Fund of Lincoln Variable Insurance Products Trust at December 31, 2005, and the results of its operations, the changes in its net assets, and its financial highlights for the period May 3, 2005 (commencement of operations) to December 31, 2005, in conformity with U.S. generally accepted accounting principles.

                                        [ERNST & YOUNG LLP]

Philadelphia, Pennsylvania
February 10, 2006

                                Growth Fund- 12

OFFICER/TRUSTEE INFORMATION

                            POSITION(S)    TERM OF OFFICE
    NAME, ADDRESS AND        HELD WITH      AND LENGTH OF                      PRINCIPAL OCCUPATION(S)
      YEAR OF BIRTH          THE TRUST     TIME SERVED(2)                     DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
Kelly D. Clevenger(1)       Chairman,    Chairman since       Vice President, The Lincoln National Life Insurance
1300 S. Clinton Street      President    August 1995;         Company; Executive Vice President, Lincoln Retirement
Fort Wayne, IN 46802        and Trustee  President and        Services Company, LLC; Second Vice President, Lincoln Life
YOB: 1952                                Trustee since        & Annuity Company of New York
                                         November 1994
Janet C. Chrzan(1)          Advisory     Advisory Trustee     Vice President, The Lincoln National Life Insurance
1300 S. Clinton Street      Trustee      since May 2004; and  Company; formerly Chief Financial Officer and Director of
Fort Wayne, IN 46802                     formerly Trustee     The Lincoln National Life Insurance Company; Vice
YOB: 1948                                since August 2003    President and Treasurer, Lincoln National Corporation
                                                              (insurance holding company); Chief Financial Officer and
                                                              Second Vice President, Lincoln Life & Annuity Company of
                                                              New York; Treasurer and Assistant Secretary, Lincoln
                                                              Financial Group Foundation, Inc.
Nancy L. Frisby             Trustee      Trustee since April  Vice President and Chief Financial Officer, DeSoto
1300 S. Clinton Street                   1992                 Memorial Hospital; formerly Chief Financial Officer,
Fort Wayne, IN 46802                                          Bascom Palmer Eye Institute, University of Miami School of
YOB: 1941                                                     Medicine; formerly Vice President and Chief Financial
                                                              Officer, St. Joseph Medical Center, Inc.
Kenneth G. Stella           Trustee      Trustee since        President, Indiana Hospital & Health Association
1300 S. Clinton Street                   February 1998
Fort Wayne, IN 46802
YOB: 1943
Gary D. Lemon               Advisory     Advisory Trustee     Instructor, Assistant Professor, Economics and Management,
1300 S. Clinton Street      Trustee      since November 2004  DePauw University
Fort Wayne, IN 46802
YOB: 1948
David H. Windley            Trustee      Trustee since        Director (Partner) Blue & Co., LLC
1300 S. Clinton Street                   August 2004
Fort Wayne, IN 46802
YOB: 1943
Eldon J. Summers(1)         Second Vice  Second Vice          Second Vice President and Treasurer, The Lincoln National
1300 S. Clinton Street      President    President and        Life Insurance Company
Fort Wayne, IN 46802        and          Treasurer since May
YOB: 1950                   Treasurer    2003
Cynthia A. Rose(1)          Secretary    Secretary since      Assistant Secretary, Lincoln National Corporation
1300 S. Clinton Street                   February 1995
Fort Wayne, IN 46802
YOB: 1954
Sheryl L. Sturgill(1)       Chief        Chief Accounting     Director of Separate Accounts Financial Operations,
1300 S. Clinton Street      Accounting   Officer since        Assistant Vice President, The Lincoln National Life
Fort Wayne, IN 46802        Officer      November 2003        Insurance Company; formerly Director of Compliance and
YOB: 1959                                                     Business Consulting, Lincoln National Reassurance Company
Rise' C.M. Taylor(1)        Vice         Vice President,      Vice President, Assistant Treasurer, and Assistant
1300 S. Clinton Street      President    Assistant            Secretary, The Lincoln National Life Insurance Company;
Fort Wayne, IN 46802        and          Treasurer, and       Second Vice President and Assistant Treasurer, Lincoln
YOB: 1967                   Assistant    Assistant Secretary  Life & Annuity Company of New York; formerly Investment
                            Treasurer    since August 2003    Portfolio Manager, Lincoln Investment Management

                             NUMBER OF
                             FUNDS IN
                               TRUST
                              COMPLEX
    NAME, ADDRESS AND       OVERSEEN BY    OTHER DIRECTORSHIPS
      YEAR OF BIRTH           TRUSTEE        HELD BY TRUSTEE
--------------------------  ------------------------------------
Kelly D. Clevenger(1)           19       Lincoln Retirement
1300 S. Clinton Street                   Services Company, LLC
Fort Wayne, IN 46802
YOB: 1952
Janet C. Chrzan(1)              19       The Administrative
1300 S. Clinton Street                   Management Group, Inc.;
Fort Wayne, IN 46802                     Lincoln Life Improved
YOB: 1948                                Housing, Inc.
Nancy L. Frisby                 19       N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1941
Kenneth G. Stella               19       First National Bank &
1300 S. Clinton Street                   Trust
Fort Wayne, IN 46802
YOB: 1943
Gary D. Lemon                   19       N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1948
David H. Windley                19       Meridian Investment
1300 S. Clinton Street                   Advisors, Inc.; Eureka
Fort Wayne, IN 46802                     College; Indiana Health
YOB: 1943                                Facility
Eldon J. Summers(1)             N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1950
Cynthia A. Rose(1)              N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1954
Sheryl L. Sturgill(1)           N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1959
Rise' C.M. Taylor(1)            N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1967

                                Growth Fund- 13

                            POSITION(S)    TERM OF OFFICE
    NAME, ADDRESS AND        HELD WITH      AND LENGTH OF                      PRINCIPAL OCCUPATION(S)
      YEAR OF BIRTH          THE TRUST     TIME SERVED(2)                     DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
James Blake(1)              Chief        Chief Compliance     Assistant Vice President and Senior Compliance Officer,
1300 S. Clinton Street      Compliance   Officer since        Delaware Investments; formerly Client Trading Manager,
Fort Wayne, IN 46802        Officer      November 2005        Loomis Sayles & Company, LP
YOB: 1963

                             NUMBER OF
                             FUNDS IN
                               TRUST
                              COMPLEX
    NAME, ADDRESS AND       OVERSEEN BY    OTHER DIRECTORSHIPS
      YEAR OF BIRTH           TRUSTEE        HELD BY TRUSTEE
--------------------------  ------------------------------------
James Blake(1)                  N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1963

------------------
Additional information on the officers and trustees can be found in the Statement of Additional Information ("SAI") to the Trust's prospectus. To obtain a free copy of the SAI, write: Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). The SAI is also available on the SEC's web site (http://www.sec.gov).

(1) All of the executive officers are "interested persons" of the Trust, as that term is defined by Section 2(a)(19) of the 1940 Act, by reason of their being officers of the Trust.

(2) The officers and trustees hold their position with the Trust until retirement or resignation. The Bylaws of the Trust do not specify a term of office.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.

                                Growth Fund- 14

                             GROWTH AND INCOME FUND

                          [DELAWARE INVESTMENTS LOGO]

                               Lincoln Variable
                               Insurance Products Trust-
                               Growth and Income Fund
                               Annual Report
                               December 31, 2005

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST- GROWTH AND INCOME FUND

INDEX

COMMENTARY
DISCLOSURE OF FUND EXPENSES
SECTOR ALLOCATION
STATEMENT OF NET ASSETS
STATEMENT OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
OTHER FUND INFORMATION
OFFICER/TRUSTEE INFORMATION

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GROWTH AND INCOME FUND
ANNUAL REPORT COMMENTARY
For the year ended December 31, 2005

Managed by:
                                                     (DELAWARE INVESTMENTS LOGO)

The Fund returned 5.5% (Standard Class shares with distributions reinvested) for the year ended December 31, 2005, while its style specific benchmark, the Russell 1000 Index*, returned 6.3%.

The stock market was mostly positive in 2005 with the broad S&P 500 Index returning 4.9%. The market did see a year-end rally, mostly in November, however, 2005 ended on a down note on concerns that economic and corporate profit growth will slow in 2006. As was the case in 2004, energy and utility stocks led performance and were the best performing sectors in the S&P 500; and the transportation sector also fared well. Credit cyclicals, media and communications services issues trailed the overall market.
The Fund's performance slightly lagged that of its benchmark index for the year. The Fund's relative underperformance was attributable to stock selection in the technology, energy and basic materials sectors. Stock selection in the credit cyclicals, financials and healthcare sectors positively contributed to performance.

The economy remains strong and we anticipate growth will continue into 2006, albeit at a slower rate. Growth has been robust although it is likely to stabilize as corporate earnings will have difficult comparisons given the strong earnings growth seen in 2005. Despite this we remain positive on the equity markets in 2006. U.S. Gross Domestic Product (GDP) growth is at an annualized rate above 3%, inflation remains low, and employment is strong. The economy has displayed resiliency in the face of record-high oil prices, the devastating hurricane season and geo-political tensions. Inflation remains controlled and the Federal Reserve has indicated that it is in the latter stages of its rate hiking campaign. It is our belief that when the market anticipates that the Federal Reserve will pause or end monetary tightening, equities will respond favorably.

Francis X. Morris
Christopher S. Adams
Michael S. Morris
Donald G. Padilla
Delaware Investments

Growth of $10,000 invested 12/31/95 through 12/31/05
(LINE GRAPH)

                                                                   GROWTH AND INCOME FUND
                                                                   STANDARD CLASS SHARES                RUSSELL 1000 INDEX
                                                                   ----------------------               ------------------
12/31/95                                                                   10000                              10000
                                                                           11876                              12245
                                                                           15549                              16268
                                                                           18712                              20663
                                                                           21994                              24984
                                                                           19876                              23038
                                                                           17648                              20170
                                                                           13753                              15803
                                                                           17839                              20526
                                                                           19978                              22867
12/31/05                                                                   21085                              24300

This chart illustrates, hypothetically, that $10,000 was invested in the Growth and Income Fund Standard Class shares on 12/31/95. As the chart shows, by December 31, 2005, the value of the investment at net asset value, with any dividends and distributions reinvested, would have grown to $21,085. For comparison, look at how the Russell 1000 Index did over the same period. The same $10,000 investment would have grown to $24,300. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index. An expense waiver was in effect for the Fund during the periods shown. Performance would have been lower had the expense waiver not been in effect.

Average annual total returns
on investment                                  Ended
Standard Class Shares                          12/31/05
-------------------------------------------------------
One Year                                         +5.54%
-------------------------------------------------------
Five Years                                       +1.19%
-------------------------------------------------------
Ten Years                                        +7.74%
-------------------------------------------------------

The Service Class Shares total return was 5.28% for the year ended 12/31/05 and its average annual total return was 11.95% for the period from 5/19/04 (commencement of operations) to 12/31/05.

* The Russell 1000 Index measures the performance of the largest 1,000 companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

                           Growth and Income Fund- 1

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GROWTH AND INCOME FUND

DISCLOSURE
     OF FUND EXPENSES
FOR THE PERIOD JULY 1, 2005 TO DECEMBER 31, 2005

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Fund, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                      Expenses
                               Beginning     Ending                  Paid During
                                Account      Account    Annualized     Period
                                 Value        Value      Expense      7/1/05 to
                                 7/1/05     12/31/05      Ratios      12/31/05*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Standard Class                 $1,000.00    $1,050.80     0.38%         $1.96
Service Class                   1,000.00     1,049.50     0.63%          3.25
--------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                 $1,000.00    $1,023.29     0.38%         $1.94
Service Class                   1,000.00     1,022.03     0.63%          3.21
--------------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                           Growth and Income Fund- 2

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GROWTH AND INCOME FUND

SECTOR ALLOCATION
AS OF DECEMBER 31, 2005

Sector designations may be different than the sector designations presented in other Fund materials.

                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
COMMON STOCK                                                   98.08%
------------------------------------------------------------------------
Basic Materials                                                 4.17%
Business Services                                               0.55%
Capital Goods                                                   8.70%
Communication Services                                          1.93%
Consumer Discretionary                                          5.03%
Consumer Services                                               1.25%
Consumer Staples                                                7.64%
Credit Cyclicals                                                1.21%
Energy                                                          9.01%
Financials                                                     23.87%
Health Care                                                    11.34%
Media                                                           3.72%
Real Estate                                                     1.29%
Technology                                                     15.75%
Transportation                                                  0.45%
Utilities                                                       2.17%
------------------------------------------------------------------------
COMMERCIAL PAPER                                                1.67%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               99.75%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 0.25%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

                           Growth and Income Fund- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH AND INCOME FUND
STATEMENT OF NET ASSETS
December 31, 2005

                                              NUMBER OF        MARKET
                                               SHARES          VALUE
    COMMON STOCK-98.08%
    BASIC MATERIALS-4.17%
    Alcoa..................................      320,000   $    9,462,400
    Dow Chemical...........................      491,700       21,546,294
    duPont (E.I.) deNemours................      222,000        9,435,000
    Freeport-McMoRan Copper & Gold Class
     B.....................................      245,600       13,213,280
    Lubrizol...............................      181,900        7,899,917
    Lyondell Chemical......................      258,300        6,152,706
    Masco..................................      213,800        6,454,622
    United States Steel....................      261,100       12,551,077
                                                           --------------
                                                               86,715,296
                                                           --------------
    BUSINESS SERVICES-0.55%
    Manpower...............................      246,200       11,448,300
                                                           --------------
                                                               11,448,300
                                                           --------------
    CAPITAL GOODS-8.70%
    Caterpillar............................      295,800       17,088,366
    Cummins................................      107,600        9,654,948
    General Electric.......................    1,809,000       63,405,450
    Goodrich...............................      211,200        8,680,320
  + Grant Prideco..........................      403,200       17,789,184
    Honeywell International................      273,200       10,176,700
    Northrop Grumman.......................      159,800        9,605,578
    PACCAR.................................      164,200       11,367,566
    Textron................................      207,000       15,934,860
    United Technologies....................      311,100       17,393,601
                                                           --------------
                                                              181,096,573
                                                           --------------
    COMMUNICATION SERVICES-1.93%
    Sprint.................................      776,863       18,147,520
    Verizon Communications.................      731,500       22,032,780
                                                           --------------
                                                               40,180,300
                                                           --------------
    CONSUMER DISCRETIONARY-5.03%
    Best Buy...............................      331,650       14,420,142
  + Coach..................................      469,400       15,649,796
    Federated Department Stores............      125,200        8,304,516
    Gap....................................      528,800        9,328,032
    Home Depot.............................      706,200       28,586,976
    NIKE...................................      154,100       13,374,339
    Wal-Mart Stores........................      321,700       15,055,560
                                                           --------------
                                                              104,719,361
                                                           --------------
    CONSUMER SERVICES-1.25%
    Marriott International Class A.........      176,400       11,813,508
    McDonald's.............................      418,600       14,115,192
                                                           --------------
                                                               25,928,700
                                                           --------------
    CONSUMER STAPLES-7.64%
    Altria Group...........................      430,100       32,137,072
    Clorox.................................      113,600        6,462,704
    Coca-Cola..............................      200,700        8,090,217
    CVS....................................      500,400       13,220,568
    Fortune Brands.........................      191,500       14,940,830
    Kellogg................................      164,000        7,088,080
    Kimberly-Clark.........................      201,000       11,989,650

                                              NUMBER OF        MARKET
                                               SHARES          VALUE
    COMMON STOCK (CONTINUED)
    CONSUMER STAPLES (CONTINUED)
    PepsiCo................................      528,700   $   31,235,596
    Procter & Gamble.......................      582,982       33,742,998
                                                           --------------
                                                              158,907,715
                                                           --------------
    CREDIT CYCLICALS-1.21%
    D.R. Horton............................      289,200       10,333,116
    KB HOME................................      205,300       14,917,098
                                                           --------------
                                                               25,250,214
                                                           --------------
    ENERGY-9.01%
    Chevron................................      498,100       28,277,137
    ConocoPhillips.........................      315,400       18,349,972
    ENSCO International....................      193,200        8,568,420
    Exxon Mobil............................    1,132,600       63,618,142
  + Nabors Industries......................      134,600       10,195,950
  + National Oilwell Varco.................      341,000       21,380,700
    Occidental Petroleum...................      253,700       20,265,556
    Tidewater..............................      203,500        9,047,610
    Valero Energy..........................      150,200        7,750,320
                                                           --------------
                                                              187,453,807
                                                           --------------
    FINANCIALS-23.87%
    Allstate...............................      224,800       12,154,936
    American International Group...........      407,800       27,824,194
    Bank of America........................      691,400       31,908,110
    Berkley (W.R.).........................      216,150       10,293,063
    Capital One Financial..................      183,800       15,880,320
    CIGNA..................................      104,200       11,639,140
    CIT Group..............................      262,500       13,592,250
    Citigroup..............................    1,211,800       58,808,654
    Countrywide Financial..................      382,400       13,074,256
    Everest Re Group.......................       83,200        8,349,120
    Freddie Mac............................      279,000       18,232,650
    JPMorgan Chase.........................      835,200       33,149,088
    Lehman Brothers Holdings...............      145,100       18,597,467
    MBNA...................................      913,700       24,816,092
    Mellon Financial.......................      392,500       13,443,125
    Merrill Lynch..........................      359,900       24,376,027
    MetLife................................      228,700       11,206,300
    Morgan Stanley.........................      485,600       27,552,944
    North Fork Bancorporation..............      574,300       15,712,848
    PMI Group..............................      305,700       12,555,099
    Prudential Financial...................      205,400       15,033,226
    UnitedHealth Group.....................      354,600       22,034,844
    U.S. Bancorp...........................      930,200       27,803,678
  + WellPoint..............................      254,300       20,290,597
    Wells Fargo............................      133,200        8,368,956
                                                           --------------
                                                              496,696,984
                                                           --------------
    HEALTH CARE-11.34%
    Abbott Laboratories....................      302,500       11,927,575
  + Amgen..................................      405,400       31,969,844
    Becton, Dickinson......................      155,100        9,318,408
    Biomet.................................      194,500        7,112,865
  + Express Scripts Class A................      160,000       13,408,000
  + Genentech..............................      164,600       15,225,500
  + Gilead Sciences........................      232,900       12,257,527

                           Growth and Income Fund- 4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH AND INCOME FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                              NUMBER OF        MARKET
                                               SHARES          VALUE
    COMMON STOCK (CONTINUED)
    HEALTH CARE (CONTINUED)
    Johnson & Johnson......................      655,300   $   39,383,530
    Medtronic..............................      382,000       21,991,740
    Pfizer.................................    1,681,900       39,221,908
    Quest Diagnostics......................      139,000        7,155,720
    Wyeth..................................      449,100       20,690,037
  + Zimmer Holdings........................       94,200        6,352,848
                                                           --------------
                                                              236,015,502
                                                           --------------
    MEDIA-3.72%
  + Comcast Class A........................      257,300        6,679,508
  + Comcast Special Class A................      173,000        4,444,370
    Disney (Walt)..........................      551,400       13,217,058
    Knight-Ridder..........................      108,300        6,855,390
    Time Warner............................    1,485,100       25,900,144
    Viacom Class B.........................      619,500       20,195,700
                                                           --------------
                                                               77,292,170
                                                           --------------
    REAL ESTATE-1.29%
    Developers Diversified Realty..........      204,500        9,615,590
    Equity Office Properties Trust.........      276,600        8,389,278
    ProLogis...............................      190,200        8,886,144
                                                           --------------
                                                               26,891,012
                                                           --------------
    TECHNOLOGY-15.75%
    Adobe Systems..........................      304,700       11,261,712
    Applied Materials......................    1,174,400       21,068,736
  + Cisco Systems..........................    1,561,600       26,734,592
  + Dell...................................      621,300       18,632,787
  + DST Systems............................      146,900        8,800,779
  + eBay...................................      277,200       11,988,900
  + EMC....................................      863,100       11,755,422
    Intel..................................    1,653,600       41,273,856
    International Business Machines........      335,700       27,594,540
  + Juniper Networks.......................      445,800        9,941,340
  + Lexmark International Class A..........      273,100       12,243,073

                                              NUMBER OF        MARKET
                                               SHARES          VALUE
    COMMON STOCK (CONTINUED)
    TECHNOLOGY (CONTINUED)
    Linear Technology......................      185,300   $    6,683,771
    Microsoft..............................    1,720,500       44,991,075
    Motorola...............................      344,700        7,786,773
    National Semiconductor.................      371,600        9,654,168
    Nokia ADR..............................      472,600        8,648,580
  + Oracle.................................      670,400        8,185,584
    QUALCOMM...............................      481,000       20,721,480
    Texas Instruments......................      613,100       19,662,117
                                                           --------------
                                                              327,629,285
                                                           --------------
    TRANSPORTATION-0.45%
    FedEx..................................       89,700        9,274,083
                                                           --------------
                                                                9,274,083
                                                           --------------
    UTILITIES-2.17%
    Dominion Resources.....................      129,800       10,020,560
    Edison International...................      312,500       13,628,125
    PPL....................................      259,900        7,641,060
    TXU....................................      275,800       13,842,402
                                                           --------------
                                                               45,132,147
                                                           --------------
    TOTAL COMMON STOCK
     (COST $1,442,304,790).................                 2,040,631,449
                                                           --------------
                                              PRINCIPAL
                                               AMOUNT
 =/ COMMERCIAL PAPER-1.67%
    Corporate Asset Funding
     4.194% 1/3/06.........................  $15,000,000       14,996,508
    Starbird Funding
     4.232% 1/3/06.........................    9,750,000        9,747,709
    Steamboat Funding
     4.377% 1/4/06.........................   10,000,000        9,996,375
                                                           --------------
    TOTAL COMMERCIAL PAPER
     (COST $34,740,592)....................                    34,740,592
                                                           --------------

TOTAL MARKET VALUE OF SECURITIES-99.75% (COST
 $1,477,045,382)............................................   2,075,372,041
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.25%.......       5,155,026
                                                              --------------
NET ASSETS APPLICABLE TO 65,687,566 SHARES
 OUTSTANDING-100.00%........................................  $2,080,527,067
                                                              ==============
NET ASSET VALUE-GROWTH AND INCOME FUND STANDARD CLASS
 ($2,076,169,126 / 65,549,876 SHARES).......................  $       31.673
                                                              ==============
NET ASSET VALUE-GROWTH AND INCOME FUND SERVICE CLASS
 ($4,357,941 / 137,690 SHARES)..............................  $       31.650
                                                              ==============
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2005:
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $1,676,804,659
Undistributed net investment income.........................       5,826,233
Accumulated net realized loss on investments................    (200,430,484)
Net unrealized appreciation of investments..................     598,326,659
                                                              --------------
Total net assets............................................  $2,080,527,067
                                                              ==============

------------------

  + Non-income producing security for the year ended December
    31, 2005.
 =/ Interest rate shown is the effective yield at time of purchase.

ADR-American Depositary Receipts

                             See accompanying notes

                           Growth and Income Fund- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GROWTH AND INCOME FUND
STATEMENT OF OPERATIONS
Year Ended December 31, 2005

INVESTMENT INCOME:
Dividends..............................................  $ 37,047,459
Interest...............................................       702,858
Foreign tax withheld...................................       (25,125)
                                                         ------------
                                                           37,725,192
                                                         ------------
EXPENSES:
Management fees........................................     6,951,395
Accounting and administration expenses.................       771,820
Reports and statements to shareholders.................       149,847
Custodian fees.........................................        58,359
Professional fees......................................        44,172
Trustees' fees.........................................        12,419
Distribution expenses-Service Class....................         3,534
Other..................................................       140,843
                                                         ------------
                                                            8,132,389
Less expense paid indirectly...........................        (7,283)
                                                         ------------
Total expenses.........................................     8,125,106
                                                         ------------
NET INVESTMENT INCOME..................................    29,600,086
                                                         ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments.......................    86,258,119
Net change in unrealized appreciation/depreciation of
 investments...........................................    (3,338,889)
                                                         ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS........    82,919,230
                                                         ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...  $112,519,316
                                                         ============

                             See accompanying notes

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GROWTH AND INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                   YEAR ENDED
                                            12/31/05         12/31/04
                                         --------------   --------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
Net investment income..................  $   29,600,086   $   35,474,684
Net realized gain on investments.......      86,258,119      128,601,560
Net change in unrealized
 appreciation/depreciation of
 investments...........................      (3,338,889)      82,041,441
                                         --------------   --------------
Net increase in net assets resulting
 from operations.......................     112,519,316      246,117,685
                                         --------------   --------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income:
 Standard Class........................     (27,200,609)     (27,779,755)
 Service Class.........................         (37,207)            (670)
                                         --------------   --------------
                                            (27,237,816)     (27,780,425)
                                         --------------   --------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class........................       7,193,903        8,313,444
 Service Class.........................       4,358,520          139,298
Net asset value of shares issued upon
 reinvestment of dividends and
 distributions:
 Standard Class........................      27,200,609       27,779,755
 Service Class.........................          37,207              544
                                         --------------   --------------
                                             38,790,239       36,233,041
                                         --------------   --------------
Cost of shares repurchased:
 Standard Class........................    (288,876,168)    (251,153,431)
 Service Class.........................        (231,041)         (15,265)
                                         --------------   --------------
                                           (289,107,209)    (251,168,696)
                                         --------------   --------------
Decrease in net assets derived from
 capital share transactions............    (250,316,970)    (214,935,655)
                                         --------------   --------------
NET INCREASE (DECREASE) IN NET
 ASSETS................................    (165,035,470)       3,401,605
NET ASSETS:
Beginning of year......................   2,245,562,537    2,242,160,932
                                         --------------   --------------
End of year (including undistributed
 net investment income of $5,826,233
 and $10,849,310, respectively)........  $2,080,527,067   $2,245,562,537
                                         ==============   ==============

                             See accompanying notes

                           Growth and Income Fund- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH AND INCOME FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                    GROWTH AND INCOME FUND STANDARD CLASS
                                                                                  YEAR ENDED
                                              12/31/05          12/31/04         12/31/03(1)        12/31/02(2)         12/31/01
                                             ------------------------------------------------------------------------------------
Net asset value, beginning of period.......  $   30.407        $   27.502        $   21.438         $   27.849         $   43.249

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(3)...................       0.427             0.458             0.304              0.275              0.309
Net realized and unrealized gain (loss) on
 investments...............................       1.253             2.821             6.047             (6.422)            (3.823)
                                             ----------        ----------        ----------         ----------         ----------
Total from investment operations...........       1.680             3.279             6.351             (6.147)            (3.514)
                                             ----------        ----------        ----------         ----------         ----------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income......................      (0.414)           (0.374)           (0.287)            (0.264)            (0.278)
Net realized gain on investments...........          --                --                --                 --            (11.608)
                                             ----------        ----------        ----------         ----------         ----------
Total dividends and distributions..........      (0.414)           (0.374)           (0.287)            (0.264)           (11.886)
                                             ----------        ----------        ----------         ----------         ----------

Net asset value, end of period.............  $   31.673        $   30.407        $   27.502         $   21.438         $   27.849
                                             ==========        ==========        ==========         ==========         ==========

Total return(4)............................       5.54%            11.99%            29.71%            (22.07%)           (11.21%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)....  $2,076,169        $2,245,431        $2,242,161         $1,911,558         $2,916,463
Ratio of expenses to average net assets....       0.38%             0.37%             0.38%              0.36%              0.36%
Ratio of expenses to average net assets
 prior to fees waived and expense paid
 indirectly................................       0.38%             0.37%             0.38%              0.38%              0.36%
Ratio of net investment income to average
 net assets................................       1.39%             1.63%             1.28%              1.13%              0.94%
Ratio of net investment income to average
 net assets prior to fees waived and
 expense paid indirectly...................       1.39%             1.63%             1.28%              1.11%              0.94%
Portfolio turnover.........................         20%               38%               72%                68%                78%

------------------
(1)Effective April 30, 2003, the Lincoln National Growth and Income Fund, Inc. was merged into the Growth and Income Fund. The financial highlights for periods prior to April 30, 2003 reflect the performance history of the Lincoln National Growth and Income Fund, Inc.

(2)Effective July 1, 2002, Delaware Management Company, the Fund's investment manager, assumed responsibility for the day-to-day management of the Fund's investment portfolio.

(3)The average shares outstanding method has been applied for per share information.

(4)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                           Growth and Income Fund- 7

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH AND INCOME FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout the period was as follows:

                                                              GROWTH AND INCOME FUND SERVICE CLASS
                                                                   YEAR               5/19/04(1)
                                                                  ENDED                   TO
                                                                 12/31/05              12/31/04
                                                              ------------------------------------
Net asset value, beginning of period........................      $30.396               $26.971

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)....................................        0.348                 0.270
Net realized and unrealized gain on investments.............        1.252                 3.495
                                                                  -------               -------
Total from investment operations............................        1.600                 3.765
                                                                  -------               -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income.......................................       (0.346)               (0.340)
                                                                  -------               -------
Total dividends and distributions...........................       (0.346)               (0.340)
                                                                  -------               -------

Net asset value, end of period..............................      $31.650               $30.396
                                                                  =======               =======

Total return(3).............................................        5.28%                14.02%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted).....................      $ 4,358               $   132
Ratio of expenses to average net assets.....................        0.63%                 0.62%
Ratio of net investment income to average net assets........        1.14%                 1.55%
Portfolio turnover..........................................          20%                   38%(4)

------------------
(1)Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2)The average shares outstanding method has been applied for per share information.

(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

(4)The portfolio turnover is representative for the entire Fund for the year ended December 31, 2004.

                             See accompanying notes

                           Growth and Income Fund- 8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2005

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware statutory trust and consists of 18 series: Aggressive Growth Fund, Bond Fund, Capital Appreciation Fund, Core Fund, Equity-Income Fund, Global Asset Allocation Fund, Growth Fund, Growth and Income Fund, Growth Opportunities Fund, International Fund, Managed Fund, Money Market Fund, Social Awareness Fund, Special Opportunities Fund, Conservative Profile Fund, Moderate Profile Fund, Moderately Aggressive Profile Fund and Aggressive Profile Fund. These financial statements and the related notes pertain to the Growth and Income Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Trust's shares are sold directly or indirectly to The Lincoln National Life Insurance Company ("Lincoln Life") and its affiliates (collectively, the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $91,866 for the year ended December 31, 2005.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under the above arrangement is included under custodian fees on the Statement of Operations with the expense offset shown as "expense paid indirectly."

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment advisor. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund, 0.40% of the next $200 million, and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the year ended December 31, 2005, fees for these services amounted to $731,849.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of DMC, provides various administrative services necessary for the operation of the Fund. For these services, the Fund pays Lincoln Life an annual fee of $25,000 plus the cost of certain support services, such as legal and corporate secretary services. For the year ended December 31, 2005, fees for these services amounted to $14,971.

                           Growth and Income Fund- 9

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

At December 31, 2005, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to DMC..............................  $586,623
Accounting and Administration Fees Payable to DSC...........   120,310
Administration Fees Payable to Lincoln Life.................     2,083
Distribution Fees Payable to the Companies..................       868

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the year ended December 31, 2005, the Fund made purchases of $423,648,860 and sales of $655,650,092 of investment securities other than short-term investments.

At December 31, 2005, the cost of investments for federal income tax purposes was $1,491,867,459. At December 31, 2005, net unrealized appreciation was $583,504,582, of which $629,099,914 related to unrealized appreciation of investments and $45,595,332 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2005 and 2004 was as follows:

                                             YEAR               YEAR
                                             ENDED              ENDED
                                           12/31/05           12/31/04
                                          -----------        -----------
Ordinary income.........................  $27,237,816        $27,780,425

In addition, the Fund declared an ordinary income consent dividend of $7,385,473 for the year ended December 31, 2004. Such amount has been deemed paid and contributed to the Fund as additional paid-in capital.

As of December 31, 2005, the components of net assets on a tax basis were as follows:

Shares of beneficial interest...........................  $1,676,804,659
Undistributed ordinary income...........................       5,826,233
Capital loss carryforwards..............................    (193,693,336)
Other temporary differences.............................       8,084,929
Unrealized appreciation of investments..................     583,504,582
                                                          --------------
Net assets..............................................  $2,080,527,067
                                                          ==============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of consent dividends. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2005, the Fund recorded the following reclassifications.

UNDISTRIBUTED NET             PAID-IN
INVESTMENT INCOME             CAPITAL
-----------------             -------
  $(7,385,347)              $ 7,385,347

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $75,156,838 was utilized in 2005. Capital loss carryforwards remaining at November 30, 2005 will expire as follows: $193,693,336 expires in 2010.

                           Growth and Income Fund- 10

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                YEAR              YEAR
                                               ENDED             ENDED
                                              12/31/05         12/31/04*
                                             ----------        ----------
Shares sold:
 Standard Class............................     234,514           295,458
 Service Class.............................     139,567             4,833
Shares issued upon reinvestment of
 dividends and distributions:
 Standard Class............................     869,362           960,307
 Service Class.............................       1,194                19
                                             ----------        ----------
                                              1,244,637         1,260,617
                                             ----------        ----------
Shares repurchased:
 Standard Class............................  (9,399,244)       (8,938,405)
 Service Class.............................      (7,404)             (519)
                                             ----------        ----------
                                             (9,406,648)       (8,938,924)
                                             ----------        ----------
Net decrease...............................  (8,162,011)       (7,678,307)
                                             ==========        ==========

------------------

* Service Class shares commenced operations on May 19, 2004.

6. LINE OF CREDIT
The Fund, along with certain other series in the Trust (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the agreement. The Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at December 31, 2005, or at any time during the year.

7. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

                           Growth and Income Fund- 11

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Lincoln Variable Insurance Products Trust-Growth and Income Fund

We have audited the accompanying statement of net assets of the Growth and Income Fund (one of the series constituting Lincoln Variable Insurance Products Trust) (the "Fund") as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Growth and Income Fund of Lincoln Variable Insurance Products Trust at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                        [ERNST & YOUNG LLP]

Philadelphia, Pennsylvania
February 10, 2006

                           Growth and Income Fund- 12

LINCOLN VARIABLE INSURANCE PRODUCT TRUST-GROWTH AND INCOME FUND
OTHER FUND INFORMATION

TAX INFORMATION (UNAUDITED)
For the fiscal year ended December 31, 2005, the Fund designates distributions paid during the year as follows:

     (A)
  LONG-TERM                   (B)
CAPITAL GAINS           ORDINARY INCOME               TOTAL                   (C)
DISTRIBUTIONS            DISTRIBUTIONS            DISTRIBUTIONS            QUALIFYING
 (TAX BASIS)              (TAX BASIS)              (TAX BASIS)            DIVIDENDS(1)
-------------           ---------------           -------------           ------------
     --                       100%                     100%                   100%

------------------
(A) and (B) are based on a percentage of the Fund's total distributions.

(C) is based on a percentage of the Fund's ordinary income distributions.

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

APPROVAL OF ADVISORY AGREEMENT

On August 15, 2005, the Board of Trustees of the Growth and Income Fund (the "Fund") met to consider, among other things, the renewal of the advisory agreement for the Fund. Following presentations from Lincoln Fund Management, the Independent Trustees of the Trust met in executive session to consider the approval of the advisory agreement with Delaware Management Company ("DMC"), a series of Delaware Management Business Trust.

The Independent Trustees reviewed materials provided by Lincoln Fund Management and DMC prior to the meeting. In addition, the Independent Trustees reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment advisory agreements and the factors they should consider in renewing such agreements. Prior to and during a portion of the meeting, the Independent Trustees and their independent legal counsel met separately from management to consider renewal of the investment advisory agreement.

In considering approval of the renewal of the investment advisory agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered all factors together. The Independent Trustees considered the following factors and reached the following conclusions with respect to their review of the advisory agreement.

ADVISORY AGREEMENT

In considering the renewal of the Fund's investment advisory agreement with DMC, the Independent Trustees considered the nature, extent and quality of services provided by DMC for the Fund and considered DMC's response to various inquiries, including the list of services provided by DMC, information about its investment staff and the Fund's portfolio manager, DMC's Form ADV and compliance matters. The Independent Trustees concluded that the services provided by DMC were satisfactory. They reviewed the Fund's investment performance compared to the average of its Lipper peer group and a securities market index, and determined that the investment performance of the Fund has been good.

The Independent Trustees reviewed the advisory fee and the total expense ratio for the Fund compared to management fees and total expense ratio information of the Fund's Lipper peer group. The Board was provided information on the advisory fee DMC charges to other funds and its institutional account fee schedule. The Independent Trustees considered that the Fund's advisory fee and total expense ratio were significantly below the average of the Fund's peer group and concluded that the Fund's advisory fee was reasonable. They also considered the profitability to DMC with respect to the Fund on a pre-tax basis and concluded that the profitability of DMC in connection with the management of the Fund was not unreasonable. The Independent Trustees reviewed the Fund's advisory fee schedule and the Fund's asset size, noted that the advisory fee schedule contains breakpoints, and concluded that the fee schedule reflects a sharing with the Fund of any economies of scale. They reviewed materials provided by DMC as to any additional benefits it receives and noted that DMC has the ability to obtain research with soft dollars that may be used for the benefit of the Fund, other Lincoln funds and other clients of DMC and DMC's representation that it may enjoy increased business from shareholders who are familiar with the organization.

At the August 15(th) meeting, the full Board (a) concurred with the conclusions of the Independent Trustees and (b) approved the advisory agreement and the fees and other amounts to be paid under the agreement.

                           Growth and Income Fund- 13

OFFICER/TRUSTEE INFORMATION

                            POSITION(S)    TERM OF OFFICE
    NAME, ADDRESS AND        HELD WITH      AND LENGTH OF                      PRINCIPAL OCCUPATION(S)
      YEAR OF BIRTH          THE TRUST     TIME SERVED(2)                     DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
Kelly D. Clevenger(1)       Chairman,    Chairman since       Vice President, The Lincoln National Life Insurance
1300 S. Clinton Street      President    August 1995;         Company; Executive Vice President, Lincoln Retirement
Fort Wayne, IN 46802        and Trustee  President and        Services Company, LLC; Second Vice President, Lincoln Life
YOB: 1952                                Trustee since        & Annuity Company of New York
                                         November 1994
Janet C. Chrzan(1)          Advisory     Advisory Trustee     Vice President, The Lincoln National Life Insurance
1300 S. Clinton Street      Trustee      since May 2004; and  Company; formerly Chief Financial Officer and Director of
Fort Wayne, IN 46802                     formerly Trustee     The Lincoln National Life Insurance Company; Vice
YOB: 1948                                since August 2003    President and Treasurer, Lincoln National Corporation
                                                              (insurance holding company); Chief Financial Officer and
                                                              Second Vice President, Lincoln Life & Annuity Company of
                                                              New York; Treasurer and Assistant Secretary, Lincoln
                                                              Financial Group Foundation, Inc.
Nancy L. Frisby             Trustee      Trustee since April  Vice President and Chief Financial Officer, DeSoto
1300 S. Clinton Street                   1992                 Memorial Hospital; formerly Chief Financial Officer,
Fort Wayne, IN 46802                                          Bascom Palmer Eye Institute, University of Miami School of
YOB: 1941                                                     Medicine; formerly Vice President and Chief Financial
                                                              Officer, St. Joseph Medical Center, Inc.
Kenneth G. Stella           Trustee      Trustee since        President, Indiana Hospital & Health Association
1300 S. Clinton Street                   February 1998
Fort Wayne, IN 46802
YOB: 1943
Gary D. Lemon               Advisory     Advisory Trustee     Instructor, Assistant Professor, Economics and Management,
1300 S. Clinton Street      Trustee      since November 2004  DePauw University
Fort Wayne, IN 46802
YOB: 1948
David H. Windley            Trustee      Trustee since        Director (Partner) Blue & Co., LLC
1300 S. Clinton Street                   August 2004
Fort Wayne, IN 46802
YOB: 1943
Eldon J. Summers(1)         Second Vice  Second Vice          Second Vice President and Treasurer, The Lincoln National
1300 S. Clinton Street      President    President and        Life Insurance Company
Fort Wayne, IN 46802        and          Treasurer since May
YOB: 1950                   Treasurer    2003
Cynthia A. Rose(1)          Secretary    Secretary since      Assistant Secretary, Lincoln National Corporation
1300 S. Clinton Street                   February 1995
Fort Wayne, IN 46802
YOB: 1954
Sheryl L. Sturgill(1)       Chief        Chief Accounting     Director of Separate Accounts Financial Operations,
1300 S. Clinton Street      Accounting   Officer since        Assistant Vice President, The Lincoln National Life
Fort Wayne, IN 46802        Officer      November 2003        Insurance Company; formerly Director of Compliance and
YOB: 1959                                                     Business Consulting, Lincoln National Reassurance Company
Rise' C.M. Taylor(1)        Vice         Vice President,      Vice President, Assistant Treasurer, and Assistant
1300 S. Clinton Street      President    Assistant            Secretary, The Lincoln National Life Insurance Company;
Fort Wayne, IN 46802        and          Treasurer, and       Second Vice President and Assistant Treasurer, Lincoln
YOB: 1967                   Assistant    Assistant Secretary  Life & Annuity Company of New York; formerly Investment
                            Treasurer    since August 2003    Portfolio Manager, Lincoln Investment Management

                             NUMBER OF
                             FUNDS IN
                               TRUST
                              COMPLEX
    NAME, ADDRESS AND       OVERSEEN BY    OTHER DIRECTORSHIPS
      YEAR OF BIRTH           TRUSTEE        HELD BY TRUSTEE
--------------------------  ------------------------------------
Kelly D. Clevenger(1)           19       Lincoln Retirement
1300 S. Clinton Street                   Services Company, LLC
Fort Wayne, IN 46802
YOB: 1952
Janet C. Chrzan(1)              19       The Administrative
1300 S. Clinton Street                   Management Group, Inc.;
Fort Wayne, IN 46802                     Lincoln Life Improved
YOB: 1948                                Housing, Inc.
Nancy L. Frisby                 19       N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1941
Kenneth G. Stella               19       First National Bank &
1300 S. Clinton Street                   Trust
Fort Wayne, IN 46802
YOB: 1943
Gary D. Lemon                   19       N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1948
David H. Windley                19       Meridian Investment
1300 S. Clinton Street                   Advisors, Inc.; Eureka
Fort Wayne, IN 46802                     College; Indiana Health
YOB: 1943                                Facility
Eldon J. Summers(1)             N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1950
Cynthia A. Rose(1)              N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1954
Sheryl L. Sturgill(1)           N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1959
Rise' C.M. Taylor(1)            N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1967

                           Growth and Income Fund- 14

                            POSITION(S)    TERM OF OFFICE
    NAME, ADDRESS AND        HELD WITH      AND LENGTH OF                      PRINCIPAL OCCUPATION(S)
      YEAR OF BIRTH          THE TRUST     TIME SERVED(2)                     DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
James Blake(1)              Chief        Chief Compliance     Assistant Vice President and Senior Compliance Officer,
1300 S. Clinton Street      Compliance   Officer since        Delaware Investments; formerly Client Trading Manager,
Fort Wayne, IN 46802        Officer      November 2005        Loomis Sayles & Company, LP
YOB: 1963

                             NUMBER OF
                             FUNDS IN
                               TRUST
                              COMPLEX
    NAME, ADDRESS AND       OVERSEEN BY    OTHER DIRECTORSHIPS
      YEAR OF BIRTH           TRUSTEE        HELD BY TRUSTEE
--------------------------  ------------------------------------
James Blake(1)                  N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1963

------------------
Additional information on the officers and trustees can be found in the Statement of Additional Information ("SAI") to the Trust's prospectus. To obtain a free copy of the SAI, write: Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). The SAI is also available on the SEC's web site (http://www.sec.gov).

(1) All of the executive officers are "interested persons" of the Trust, as that term is defined by Section 2(a)(19) of the 1940 Act, by reason of their being officers of the Trust.

(2) The officers and trustees hold their position with the Trust until retirement or resignation. The Bylaws of the Trust do not specify a term of office.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.

                           Growth and Income Fund- 15

                           GROWTH OPPORTUNITIES FUND

                            [MERCURY ADVISORS LOGO]

                               Lincoln Variable
                               Insurance Products Trust-
                               Growth Opportunities Fund
                               Annual Report
                               December 31, 2005

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH OPPORTUNITIES FUND

INDEX

COMMENTARY
DISCLOSURE OF FUND EXPENSES
SECTOR ALLOCATION
STATEMENT OF NET ASSETS
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
OFFICER/TRUSTEE INFORMATION

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GROWTH OPPORTUNITIES FUND
ANNUAL REPORT COMMENTARY
For the period ended December 31, 2005

Managed by:
                                                         [Mercury Advisors Logo]
The Fund returned 25.1% (Standard Class shares with distributions reinvested) since inception on May 3, 2005. Its benchmark, the Russell 2000 Growth Index*, returned 19.4% from May 2, 2005 through December 31, 2005.

The strong relative results were attributable entirely due to successful stock selection, particularly in the Technology, Utilities and Consumer Discretionary sectors. On an individual stock basis top performers included Mobile Mini, Actuant, Atwood Oceanics and Resources Connection. Stocks that detracted from performance included Flir Systems, Stratasys, SRA International and Immucor. We have sold our positions in Flir Systems, Stratasys and Immucor.

The Fund is positioned for an environment in which economic growth slows modestly to a reasonable pace of roughly 3%. Corporate profit growth is expected to continue, but at a rate below that of recent periods. We expect that the Federal Reserve will suspend its campaign of higher short-term interest rates later this year after a few more increases. We are optimistic that the market can generate positive returns under these conditions, but expectations must be tempered by this slower growth, higher interest rate forecast.

Our focus on quality growth stocks should serve us well in an environment of decelerating economic and corporate profit growth. We remain focused on our investment philosophy of owning smaller growth companies with leadership characteristics, strong management and above average growth rates. As compared to the benchmark, the Fund is overweight in the technology, consumer discretionary, utilities and energy sectors and underweight in the materials and transportation sectors.

U.S. Small Cap Team

Growth of $10,000 invested 5/3/05 through 12/31/05
(LINE GRAPH)

                                                                 GROWTH OPPORTUNITIES FUND
                                                                   STANDARD CLASS SHARES            RUSSELL 2000 GROWTH INDEX
                                                                 -------------------------          -------------------------
05/03/05                                                                   10000                              10000
                                                                           10710                              10705
                                                                           11128                              11051
                                                                           11962                              11824
                                                                           11834                              11657
                                                                           12224                              11749
                                                                           11845                              11315
                                                                           12477                              11956
12/31/05                                                                   12513                              11938

This chart illustrates, hypothetically, that $10,000 was invested in the Growth Opportunities Fund Standard Class shares on 5/3/05 (commencement of operations). As the chart shows, by December 31, 2005, the value of the investment at net asset value, with any dividends and distributions reinvested, would have grown to $12,513. For comparison, look at how the Russell 2000 Growth Index did from 5/2/03 through 12/31/05. The same $10,000 investment would have grown to $11,938. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index. An expense waiver was in effect for the Fund during the period shown. Performance would have been lower had the expense waiver not been in effect.

Cumulative total return
on investment                                  Ended
Standard Class Shares                          12/31/05
-------------------------------------------------------
Inception (5/3/05)                              +25.13%
-------------------------------------------------------

The Service Class shares cumulative total return was 24.93% for the period from 5/3/05 (commencement of operations) to 12/31/05.

* The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

                          Growth Opportunities Fund- 1

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GROWTH OPPORTUNITIES FUND

DISCLOSURE
     OF FUND EXPENSES
FOR THE PERIOD JULY 1, 2005 TO DECEMBER 31, 2005

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Fund, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                     Expenses
                               Beginning    Ending                  Paid During
                                Account     Account    Annualized     Period
                                 Value       Value      Expense      7/1/05 to
                                7/1/05     12/31/05      Ratios      12/31/05*
-------------------------------------------------------------------------------
ACTUAL FUND RETURN
Standard Class                 $1,000.00   $1,124.50     1.18%         $6.32
Service Class                   1,000.00    1,123.10     1.43%          7.65
-------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                 $1,000.00   $1,019.26     1.18%         $6.01
Service Class                   1,000.00    1,018.00     1.43%          7.27
-------------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                          Growth Opportunities Fund- 2

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GROWTH OPPORTUNITIES FUND

SECTOR ALLOCATION
AS OF DECEMBER 31, 2005

Sector designations may be different than the sector designations presented in other Fund materials.

                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
COMMON STOCK                                                  101.76%
------------------------------------------------------------------------
Commercial Services                                             4.22%
Communications                                                  1.70%
Consumer Durables                                               2.48%
Consumer Non-Durables                                           0.68%
Consumer Services                                               7.65%
Distribution Services                                           1.42%
Electronic Technology                                          14.93%
Energy Minerals                                                 2.22%
Financials                                                      9.59%
Health Services                                                 4.94%
Health Technology                                              13.97%
Industrial Services                                             7.42%
Non-Energy Minerals                                             2.92%
Process Industries                                              1.43%
Producer Manufacturer                                           5.97%
Retail Trade                                                    6.08%
Technology Services                                            13.71%
Transportation                                                  0.43%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              101.76%
------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                (1.76%)
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

                          Growth Opportunities Fund- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH OPPORTUNITIES FUND STATEMENT OF NET ASSETS
December 31, 2005

                                                  NUMBER OF     MARKET
                                                   SHARES       VALUE
    COMMON STOCK-101.76%
    COMMERCIAL SERVICES-4.22%
    Corporate Executive Board...................       100    $    8,970
  + CoStar Group................................       400        17,268
  + Laureate Education..........................       400        21,004
  + Resources Connection........................       800        20,848
    Ritchie Bros Auctioneers....................       200         8,450
  + Ultimate Software Group.....................       750        14,303
                                                              ----------
                                                                  90,843
                                                              ----------
    COMMUNICATIONS-1.70%
  + SBA Communications..........................     2,050        36,695
                                                              ----------
                                                                  36,695
                                                              ----------
    CONSUMER DURABLES-2.48%
  + LKQ.........................................       600        20,772
  + Scientific Games Class A....................     1,200        32,736
                                                              ----------
                                                                  53,508
                                                              ----------
    CONSUMER NON-DURABLES-0.68%
    Wolverine World Wide........................       650        14,599
                                                              ----------
                                                                  14,599
                                                              ----------
    CONSUMER SERVICES-7.65%
  + BJ's Restaurants............................       700        16,002
  + Gaylord Entertainment.......................       650        28,334
  + Life Time Fitness...........................       700        26,663
  + Mikohn Gaming...............................     1,150        11,351
    Orient Express Hotels Class A...............       450        14,184
  + Red Robin Gourmet Burgers...................       450        22,932
    Station Casinos.............................       450        30,509
  + Texas Roadhouse.............................       950        14,773
                                                              ----------
                                                                 164,748
                                                              ----------
    DISTRIBUTION SERVICES-1.42%
  + Beacon Roofing Supply.......................       700        20,111
  + United Natural Foods........................       400        10,560
                                                              ----------
                                                                  30,671
                                                              ----------
    ELECTRONIC TECHNOLOGY-14.93%
  + ATMI........................................       950        26,572
  + Avid Technology.............................       350        19,166
  + Blue Coat Systems...........................       450        20,574
    Cognex......................................       650        19,559
  + F5 Networks.................................       600        34,313
  + Foundry Networks............................     1,650        22,787
  + Microsemi...................................     1,250        34,574
  + Rackable Systems............................       750        21,360
  + SafeNet.....................................       700        22,554
  + Silicon Laboratories........................       400        14,664
  + SiRF Technology Holdings....................       800        23,840
  + Trident Microsystems........................     1,150        20,700
  + UNOVA.......................................       650        21,970
  + VeriFone Holdings...........................       750        18,975
                                                              ----------
                                                                 321,608
                                                              ----------

                                                  NUMBER OF     MARKET
                                                   SHARES       VALUE
    COMMON STOCK (CONTINUED)
    ENERGY MINERALS-2.22%
  + Giant Industries............................       200    $   10,392
    Range Resources.............................     1,425        37,535
                                                              ----------
                                                                  47,927
                                                              ----------
    FINANCIALS-9.59%
    Cohen & Steers..............................       950        17,699
    East West Bancorp...........................       600        21,894
  + Euronet Worldwide...........................       950        26,410
  + GFI Group...................................       600        28,458
    National Financial Partners.................       600        31,529
  + ProAssurance................................       650        31,615
  + SVB Financial Group.........................       400        18,736
    Vineyard National Bancorp...................       400        12,336
    Wilshire Bancorp............................     1,050        18,050
                                                              ----------
                                                                 206,727
                                                              ----------
    HEALTH SERVICES-4.94%
  + Amedisys....................................       200         8,448
  + Psychiatric Solutions.......................       600        35,243
  + Radiation Therapy Services..................       350        12,359
  + Sierra Health Services......................       200        15,992
  + Stericycle..................................       150         8,832
  + VCA Antech..................................       400        11,280
  + WellCare Health Plans.......................       350        14,298
                                                              ----------
                                                                 106,452
                                                              ----------
    HEALTH TECHNOLOGY-13.97%
  + Arthrocare..................................       750        31,604
  + CV Therapeutics.............................       400         9,892
  + Cyberonics..................................       750        24,225
  + ev3.........................................       900        13,266
  + Kos Pharmaceuticals.........................       300        15,519
  + Kyphon......................................       600        24,498
    Meridian Bioscience.........................       450         9,063
  + Neurometrix.................................       800        21,824
  + Protein Design Labs.........................       800        22,736
  + Respironics.................................       700        25,949
  + Salix Pharmaceuticals.......................     1,050        18,459
  + SonoSite....................................       450        15,755
  + United Therapeutics.........................       350        24,192
  + Ventana Medical Systems.....................       600        25,410
  + Viropharma..................................     1,000        18,550
                                                              ----------
                                                                 300,942
                                                              ----------
    INDUSTRIAL SERVICES-7.42%
  + Atwood Oceanics.............................       200        15,606
  + Basic Energy Services.......................     1,800        35,909
  + Cal Dive International......................       450        16,151
  + Dril-Quip...................................       500        23,600
  + Hornbeck Offshore Services..................       600        19,620
  + Pioneer Drilling............................     1,350        24,206
    TODCO.......................................       650        24,739
                                                              ----------
                                                                 159,831
                                                              ----------

                          Growth Opportunities Fund- 4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH OPPORTUNITIES FUND STATEMENT OF NET ASSETS (CONTINUED)

                                                  NUMBER OF     MARKET
                                                   SHARES       VALUE
    COMMON STOCK (CONTINUED)
    NON-ENERGY MINERALS-2.92%
    Eagle Materials.............................       100    $   12,236
  + NS Group....................................       650        27,177
  + Oregon Steel Mills..........................       800        23,536
                                                              ----------
                                                                  62,949
                                                              ----------
    PROCESS INDUSTRIES-1.43%
  + Mobile Mini.................................       650        30,810
                                                              ----------
                                                                  30,810
                                                              ----------
    PRODUCER MANUFACTURER-5.97%
    Actuant.....................................       600        33,480
    Bucyrus International Class A...............       200        10,540
  + Gardner Denver..............................       200         9,860
    Joy Global..................................       600        24,000
    Oshkosh Truck...............................       200         8,918
    Walter Industries...........................       300        14,916
    Watsco......................................       450        26,915
                                                              ----------
                                                                 128,629
                                                              ----------
    RETAIL TRADE-6.08%
  + AnnTaylor Stores............................       750        25,890
  + Children's Place............................       400        19,768
  + Coldwater Creek.............................       700        21,371
  + Hibbett Sporting Goods......................       750        21,360
  + Men's Wearhouse.............................       650        19,136
  + Pantry......................................       500        23,495
                                                              ----------
                                                                 131,020
                                                              ----------

                                                  NUMBER OF     MARKET
                                                   SHARES       VALUE
    COMMON STOCK (CONTINUED)
    TECHNOLOGY SERVICES-13.71%
  + aQuantive...................................       450    $   11,358
  + Equinix.....................................       650        26,493
    Global Payments.............................       600        27,965
  + Heartland Payment Systems...................       650        14,079
  + j2 Global Communications....................       600        25,643
  + Jupitermedia................................       700        10,346
  + NetFlix.....................................       650        17,589
  + NeuStar Class A.............................       650        19,819
  + Novatel.....................................       750        20,708
  + Redback Networks............................     1,450        20,387
  + salesforce.com..............................       450        14,423
  + SRA International...........................       750        22,905
  + Verint Systems..............................       150         5,171
  + WebEx Communications........................       800        17,304
  + Websense....................................       300        19,692
  + Wind River Systems..........................     1,450        21,417
                                                              ----------
                                                                 295,299
                                                              ----------
    TRANSPORTATION-0.43%
    UTi Worldwide...............................       100         9,284
                                                              ----------
                                                                   9,284
                                                              ----------
    TOTAL COMMON STOCK
     (COST $1,835,366)..........................               2,192,542
                                                              ----------

TOTAL MARKET VALUE OF SECURITIES-101.76% (COST
 $1,835,366)................................................   2,192,542
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(1.76%).....     (37,925)
                                                              ----------
NET ASSETS APPLICABLE TO 172,314 SHARES
 OUTSTANDING-100.00%........................................  $2,154,617
                                                              ==========
NET ASSET VALUE-GROWTH OPPORTUNITIES FUND STANDARD CLASS
 ($1,164,585 / 93,067 SHARES)...............................     $12.513
                                                                 =======
NET ASSET VALUE-GROWTH OPPORTUNITIES FUND SERVICE CLASS
 ($990,032 / 79,247 SHARES).................................     $12.493
                                                                 =======
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2005:
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $1,520,888
Accumulated net realized gain on investments................     276,553
Net unrealized appreciation of investments..................     357,176
                                                              ----------
Total net assets............................................  $2,154,617
                                                              ==========

------------------
+Non-income producing security for the year ended December 31, 2005.

                             See accompanying notes

                          Growth Opportunities Fund- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GROWTH OPPORTUNITIES FUND
STATEMENT OF OPERATIONS
May 3, 2005* to December 31, 2005

INVESTMENT INCOME:
Dividends..................................................  $   6,249
Foreign tax withheld.......................................        (27)
                                                             ---------
                                                                 6,222
                                                             ---------
EXPENSES:
Accounting and administration expenses.....................     69,396
Professional fees..........................................     20,199
Management fees............................................     19,423
Custodian fees.............................................      8,284
Reports and statements to shareholders.....................      6,326
Trustees' fees.............................................      2,054
Distribution expenses-Service Class........................        569
Other......................................................      3,986
                                                             ---------
                                                               130,237
Less expenses waived or absorbed...........................   (105,465)
Less expense paid indirectly...............................       (968)
                                                             ---------
Total expenses.............................................     23,804
                                                             ---------
NET INVESTMENT LOSS........................................    (17,582)
                                                             ---------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments...........................    294,135
Net change in unrealized appreciation/depreciation of
 investments...............................................    357,176
                                                             ---------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS............    651,311
                                                             ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.......  $ 633,729
                                                             =========

------------------
*Date of commencement of operations.

                             See accompanying notes

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
GROWTH OPPORTUNITIES FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                             5/3/05*
                                                               TO
                                                            12/31/05
                                                           -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss......................................  $   (17,582)
Net realized gain on investments.........................      294,135
Net change in unrealized appreciation/depreciation of
 investments.............................................      357,176
                                                           -----------
                                                               633,729
                                                           -----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class..........................................    3,137,919
 Service Class...........................................    1,424,464
                                                           -----------
                                                             4,562,383
                                                           -----------
Cost of shares repurchased:
 Standard Class..........................................   (2,587,908)
 Service Class...........................................     (453,587)
                                                           -----------
                                                            (3,041,495)
                                                           -----------
Increase in net assets derived from capital share
 transactions............................................    1,520,888
                                                           -----------
NET INCREASE IN NET ASSETS...............................    2,154,617
NET ASSETS:
Beginning of period......................................           --
                                                           -----------
End of period (there was no undistributed net investment
 income at year end).....................................  $ 2,154,617
                                                           ===========

------------------
*Date of commencement of operations.

                             See accompanying notes

                          Growth Opportunities Fund- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH OPPORTUNITIES FUND FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout the period was as follows:

                    GROWTH OPPORTUNITIES FUND STANDARD CLASS

                                                                    5/3/05(1)
                                                                       TO
                                                                    12/31/05
                                                                    ---------
Net asset value, beginning of period........................         $10.000

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)......................................          (0.067)
Net realized and unrealized gain on investments.............           2.580
                                                                     -------
Total from investment operations............................           2.513
                                                                     -------

Net asset value, end of period..............................         $12.513
                                                                     =======

Total return(3).............................................          25.13%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted).....................         $ 1,165
Ratio of expenses to average net assets(4)..................           1.18%
Ratio of expenses to average net assets prior to fees waived
 and expense paid indirectly................................           6.61%
Ratio of net investment loss to average net assets..........          (0.86%)
Ratio of net investment loss to average net assets prior to
 fees waived and expense paid indirectly....................          (6.29%)
Portfolio turnover..........................................            376%

------------------
(1)Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)The average shares outstanding method has been applied for per share information.

(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect..

(4)Ratio for the period ended December 31, 2005 including fees paid indirectly in accordance with Securities and Commission rules was 1.23%.

                             See accompanying notes

                          Growth Opportunities Fund- 7

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH OPPORTUNITIES FUND FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout the period was as follows:

                    GROWTH OPPORTUNITIES FUND SERVICE CLASS

                                                              5/3/05(1)
                                                                 TO
                                                              12/31/05
                                                              ---------
Net asset value, beginning of period........................   $10.000

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)......................................    (0.088)
Net realized and unrealized gain on investments.............     2.581
                                                               -------
Total from investment operations............................     2.493
                                                               -------

Net asset value, end of period..............................   $12.493
                                                               =======

Total return(3).............................................    24.93%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted).....................   $   990
Ratio of expenses to average net assets(4)..................     1.43%
Ratio of expenses to average net assets prior to fees waived
 and expense paid indirectly................................     6.86%
Ratio of net investment loss to average net assets..........    (1.11%)
Ratio of net investment loss to average net assets prior to
 fees waived and expense paid indirectly....................    (6.54%)
Portfolio turnover..........................................      376%

------------------
(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Ratio for the period ended December 31, 2005 including fees paid indirectly in accordance with Securities and Commission rule was 1.48%.

                             See accompanying notes

                          Growth Opportunities Fund- 8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH OPPORTUNITIES FUND NOTES TO FINANCIAL STATEMENTS
December 31, 2005

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware statutory trust and consists of 18 series: Aggressive Growth Fund, Bond Fund, Capital Appreciation Fund, Core Fund, Equity-Income Fund, Global Asset Allocation Fund, Growth Fund, Growth and Income Fund, Growth Opportunities Fund, International Fund, Managed Fund, Money Market Fund, Social Awareness Fund, Special Opportunities Fund, Conservative Profile Fund, Moderate Profile Fund, Moderately Aggressive Profile Fund and Aggressive Profile Fund. These financial statements and the related notes pertain to the Growth Opportunities Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Trust's shares are sold directly or indirectly to The Lincoln National Life Insurance Company ("Lincoln Life") and its affiliates (collectively, the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund commenced operations on May 3, 2005.

The Fund's investment objective is long-term capital growth.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Fund intends to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $215 for the period* ended December 31, 2005.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under the above arrangement is included under custodian fees on the Statement of Operations with the expense offset shown as "expense paid indirectly."

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment adviser. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at an annual rate of 0.99% of the average daily net assets of the Fund.

Lincoln Life, an affiliate of DMC, has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses, exclusive of distribution fees, exceed 1.18% of average daily net assets. The Agreement will continue at least through September 1, 2006, and renew automatically for one-year terms unless Lincoln Life provides written notice of termination to the Fund.

------------------

*Commenced operations on May 3, 2005.

                          Growth Opportunities Fund- 9

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH OPPORTUNITIES FUND NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
Mercury Advisors (the "Sub-Advisor"), a division of Merrill Lynch Investment Managers, is responsible for the day-to-day management of the Fund's investment portfolio. For these services, DMC, not the Fund, pays the Sub-Advisor 0.50% for the first $100 million of the Fund's average daily net assets, 0.45% on the next $200 million, 0.40% on the next $200 million and 0.375% of any excess of the Fund's average daily net assets over $500 million.

The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment sub-advisor. The Commissions paid to these affiliated firms were $176 for the period ended December 31, 2005*.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the period* ended December 31, 2005, fees for these services amounted to $42,811.

Pursuant to an Administration Agreement, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund pays Lincoln Life an annual fee of $25,000 plus the cost of certain support services, such as legal and corporate secretary services. For the period* ended December 31, 2005, fees for these support services amounted to $9,918.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

At December 31, 2005, the Fund had receivables from or liabilities payable to affiliates as follows:

Management Fees Payable to DMC..............................  $ (2,696)
Accounting and Administration Fees Payable to DSC...........   (10,835)
Administration Fees Payable to Lincoln Life.................    (2,083)
Distribution Fees Payable to the Companies..................      (227)
Receivable from Lincoln Life................................    12,688

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the period* ended December 31, 2005, the Fund made purchases of $9,123,922 and sales of $7,582,370 of investment securities other than short-term investments.

At December 31, 2005, the cost of investments for federal income tax purposes was $1,869,148. At December 31, 2005, net unrealized appreciation was $323,394, of which $360,476 related to unrealized appreciation of investments and $37,082 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no distributions paid during the period* ended December 31, 2005.

As of December 31, 2005, the components of net assets on a tax basis were as follows:

Shares of beneficial interest..............................  $1,520,888
Undistributed ordinary income..............................     310,335
Unrealized appreciation of investments.....................     323,394
                                                             ----------
Net assets.................................................  $2,154,617
                                                             ==========

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the period ended December 31, 2005*, the Fund recorded the following reclassifications.

                             ACCUMULATED NET
 ACCUMULATED NET              REALIZED GAIN
 INVESTMENT LOSS                 (LOSS)
-----------------           -----------------
     $17,582                 $(17,582)

------------------

*Commenced operations on May 3, 2005.

                         Growth Opportunities Fund- 10

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-GROWTH OPPORTUNITIES FUND NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                                PERIOD
                                                                 ENDED
                                                               12/31/05*
                                                               ---------
Shares sold:
 Standard Class........................................         295,043
 Service Class.........................................         116,364
                                                               --------
                                                                411,407
                                                               --------
 Shares repurchased:
 Standard Class........................................        (201,976)
 Service Class.........................................         (37,117)
                                                               --------
                                                               (239,093)
                                                               --------
Net increase...........................................         172,314
                                                               ========

------------------

* Commenced operations on May 3, 2005.

6. MARKET RISK
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of small-and mid-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

7. LINE OF CREDIT
The Fund, along with certain other series in the Trust (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the Agreement. The Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at December 31, 2005, or at any time during the period.

8. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

                         Growth Opportunities Fund- 11

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Lincoln Variable Insurance Products Trust-Growth Opportunities Fund

We have audited the accompanying statement of net assets of the Growth Opportunities Fund (one of the series constituting Lincoln Variable Insurance Products Trust) (the "Fund") as of December 31, 2005, and the related statement of operations, statement of changes in net assets, and financial highlights for the period May 3, 2005 (commencement of operations) to December 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Growth Opportunities Fund of Lincoln Variable Insurance Products Trust at December 31, 2005, and the results of its operations, the changes in its net assets, and its financial highlights for the period May 3, 2005 (commencement of operations) to December 31, 2005, in conformity with U.S. generally accepted accounting principles.

                                        [ERNST & YOUNG LLP]

Philadelphia, Pennsylvania
February 10, 2006

                         Growth Opportunities Fund- 12

OFFICER/TRUSTEE INFORMATION

                            POSITION(S)    TERM OF OFFICE
    NAME, ADDRESS AND        HELD WITH      AND LENGTH OF                      PRINCIPAL OCCUPATION(S)
      YEAR OF BIRTH          THE TRUST     TIME SERVED(2)                     DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
Kelly D. Clevenger(1)       Chairman,    Chairman since       Vice President, The Lincoln National Life Insurance
1300 S. Clinton Street      President    August 1995;         Company; Executive Vice President, Lincoln Retirement
Fort Wayne, IN 46802        and Trustee  President and        Services Company, LLC; Second Vice President, Lincoln Life
YOB: 1952                                Trustee since        & Annuity Company of New York
                                         November 1994
Janet C. Chrzan(1)          Advisory     Advisory Trustee     Vice President, The Lincoln National Life Insurance
1300 S. Clinton Street      Trustee      since May 2004; and  Company; formerly Chief Financial Officer and Director of
Fort Wayne, IN 46802                     formerly Trustee     The Lincoln National Life Insurance Company; Vice
YOB: 1948                                since August 2003    President and Treasurer, Lincoln National Corporation
                                                              (insurance holding company); Chief Financial Officer and
                                                              Second Vice President, Lincoln Life & Annuity Company of
                                                              New York; Treasurer and Assistant Secretary, Lincoln
                                                              Financial Group Foundation, Inc.
Nancy L. Frisby             Trustee      Trustee since April  Vice President and Chief Financial Officer, DeSoto
1300 S. Clinton Street                   1992                 Memorial Hospital; formerly Chief Financial Officer,
Fort Wayne, IN 46802                                          Bascom Palmer Eye Institute, University of Miami School of
YOB: 1941                                                     Medicine; formerly Vice President and Chief Financial
                                                              Officer, St. Joseph Medical Center, Inc.
Kenneth G. Stella           Trustee      Trustee since        President, Indiana Hospital & Health Association
1300 S. Clinton Street                   February 1998
Fort Wayne, IN 46802
YOB: 1943
Gary D. Lemon               Advisory     Advisory Trustee     Instructor, Assistant Professor, Economics and Management,
1300 S. Clinton Street      Trustee      since November 2004  DePauw University
Fort Wayne, IN 46802
YOB: 1948
David H. Windley            Trustee      Trustee since        Director (Partner) Blue & Co., LLC
1300 S. Clinton Street                   August 2004
Fort Wayne, IN 46802
YOB: 1943
Eldon J. Summers(1)         Second Vice  Second Vice          Second Vice President and Treasurer, The Lincoln National
1300 S. Clinton Street      President    President and        Life Insurance Company
Fort Wayne, IN 46802        and          Treasurer since May
YOB: 1950                   Treasurer    2003
Cynthia A. Rose(1)          Secretary    Secretary since      Assistant Secretary, Lincoln National Corporation
1300 S. Clinton Street                   February 1995
Fort Wayne, IN 46802
YOB: 1954
Sheryl L. Sturgill(1)       Chief        Chief Accounting     Director of Separate Accounts Financial Operations,
1300 S. Clinton Street      Accounting   Officer since        Assistant Vice President, The Lincoln National Life
Fort Wayne, IN 46802        Officer      November 2003        Insurance Company; formerly Director of Compliance and
YOB: 1959                                                     Business Consulting, Lincoln National Reassurance Company
Rise' C.M. Taylor(1)        Vice         Vice President,      Vice President, Assistant Treasurer, and Assistant
1300 S. Clinton Street      President    Assistant            Secretary, The Lincoln National Life Insurance Company;
Fort Wayne, IN 46802        and          Treasurer, and       Second Vice President and Assistant Treasurer, Lincoln
YOB: 1967                   Assistant    Assistant Secretary  Life & Annuity Company of New York; formerly Investment
                            Treasurer    since August 2003    Portfolio Manager, Lincoln Investment Management

                             NUMBER OF
                             FUNDS IN
                               TRUST
                              COMPLEX
    NAME, ADDRESS AND       OVERSEEN BY    OTHER DIRECTORSHIPS
      YEAR OF BIRTH           TRUSTEE        HELD BY TRUSTEE
--------------------------  ------------------------------------
Kelly D. Clevenger(1)           19       Lincoln Retirement
1300 S. Clinton Street                   Services Company, LLC
Fort Wayne, IN 46802
YOB: 1952
Janet C. Chrzan(1)              19       The Administrative
1300 S. Clinton Street                   Management Group, Inc.;
Fort Wayne, IN 46802                     Lincoln Life Improved
YOB: 1948                                Housing, Inc.
Nancy L. Frisby                 19       N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1941
Kenneth G. Stella               19       First National Bank &
1300 S. Clinton Street                   Trust
Fort Wayne, IN 46802
YOB: 1943
Gary D. Lemon                   19       N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1948
David H. Windley                19       Meridian Investment
1300 S. Clinton Street                   Advisors, Inc.; Eureka
Fort Wayne, IN 46802                     College; Indiana Health
YOB: 1943                                Facility
Eldon J. Summers(1)             N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1950
Cynthia A. Rose(1)              N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1954
Sheryl L. Sturgill(1)           N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1959
Rise' C.M. Taylor(1)            N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1967

                         Growth Opportunities Fund- 13

                            POSITION(S)    TERM OF OFFICE
    NAME, ADDRESS AND        HELD WITH      AND LENGTH OF                      PRINCIPAL OCCUPATION(S)
      YEAR OF BIRTH          THE TRUST     TIME SERVED(2)                     DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
James Blake(1)              Chief        Chief Compliance     Assistant Vice President and Senior Compliance Officer,
1300 S. Clinton Street      Compliance   Officer since        Delaware Investments; formerly Client Trading Manager,
Fort Wayne, IN 46802        Officer      November 2005        Loomis Sayles & Company, LP
YOB: 1963

                             NUMBER OF
                             FUNDS IN
                               TRUST
                              COMPLEX
    NAME, ADDRESS AND       OVERSEEN BY    OTHER DIRECTORSHIPS
      YEAR OF BIRTH           TRUSTEE        HELD BY TRUSTEE
--------------------------  ------------------------------------
James Blake(1)                  N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1963

------------------
Additional information on the officers and trustees can be found in the Statement of Additional Information ("SAI") to the Trust's prospectus. To obtain a free copy of the SAI, write: Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). The SAI is also available on the SEC's web site (http://www.sec.gov).

(1) All of the executive officers are "interested persons" of the Trust, as that term is defined by Section 2(a)(19) of the 1940 Act, by reason of their being officers of the Trust.

(2) The officers and trustees hold their position with the Trust until retirement or resignation. The Bylaws of the Trust do not specify a term of office.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.

                         Growth Opportunities Fund- 14

                               INTERNATIONAL FUND

                                (MONDRIAN LOGO)

                               Lincoln Variable
                               Insurance Products Trust-
                               International Fund
                               Annual Report
                               December 31, 2005

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
INTERNATIONAL FUND

INDEX

COMMENTARY
DISCLOSURE OF FUND EXPENSES
SECTOR/COUNTRY ALLOCATION
STATEMENT OF NET ASSETS
STATEMENT OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
OTHER FUND INFORMATION
OFFICER/TRUSTEE INFORMATION

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
INTERNATIONAL FUND
ANNUAL REPORT COMMENTARY
For the year ended December 31, 2005

Managed by:
                                                                 (MONDRIAN LOGO)

The Fund returned 12.5% (Standard Class shares with distributions reinvested) for the year ended December 31, 2005, while its benchmark, the MSCI EAFE Index*, returned 14.0%.
Returns in Europe were led by Switzerland whose market rose by 17.1%, mainly due to gains by financials and health care. An important contributor to Swiss healthcare returns was the gain by the pharmaceutical company Roche, which holds the patent on Tamiflu, the potential treatment for bird flu. Of the other larger economies, Germany and France rose by 10.5% and 10.6% respectively, and the U.K. was up 7.4%. In the Pacific, Japan is benefiting from strong international trade; particularly its exports to China and during 2005, the Japanese market rose 25.6%. Elsewhere in the region, Australia was ahead of the index by rising 17.5%, but the smaller Asian and New Zealand markets trailed it.

Despite an attractive absolute return for 2005, the Fund's performance trailed that of its benchmark index. Our stock selection and currency management contributed positively to the Fund's performance; but our geographic allocation hindered its overall return. Stock selection was weak in the Pacific region, especially in Australia and Japan. It was positive in Europe, especially in the U.K. and Italy. Geographically, the Fund's underweight position in Japan and Switzerland were not beneficial. Our defensive hedge against the British pound contributed positively, as did our underweight position in the Japanese yen.

Looking forward, the main highlights of the strategy being adopted for the Fund remain largely unchanged with a continued underweight position in the Japanese market, an overweight position in the Australasian markets, an overweight in selected European markets and a defensive currency hedge out of British pound.

Elizabeth A. Desmond
Clive Gilmore
Emma R. E. Lewis
Mondrian Investment Partners Limited

Growth of $10,000 invested 12/31/95 through 12/31/05
(GROWTH CHART)

                                                                INTERNATIONAL FUND STANDARD
                                                                        CLASS SHARES                     MSCI EAFE INDEX
                                                                ---------------------------              ---------------
12/31/95                                                                   10000                              10000
                                                                           10952                              10636
                                                                           11609                              10855
                                                                           13311                              13062
                                                                           15601                              16628
                                                                           15618                              14307
                                                                           14062                              11273
                                                                           12546                               9508
                                                                           17768                              13232
                                                                           21489                              15971
12/31/05                                                                   24183                              18209

This chart illustrates, hypothetically, that $10,000 was invested in the International Fund Standard Class shares on 12/31/95. As the chart shows, by December 31, 2005, the value of the investment at net asset value, with any dividends and distributions reinvested, would have grown to $24,183. For comparison, look at how the MSCI EAFE Index did over the same period. The same $10,000 investment would have grown to $18,209. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index.

Average annual total returns
on investment                                  Ended
Standard Class Shares                          12/31/05
-------------------------------------------------------
One Year                                        +12.54%
-------------------------------------------------------
Five Years                                      + 9.14%
-------------------------------------------------------
Ten Years                                       + 9.23%
-------------------------------------------------------

The Service Class shares total return was 12.26% for the year ended 12/31/05 and its average annual total return was 24.34% for the period from 5/15/03 (commencement of operations) to 12/31/05.

* MSCI EAFE Index consists of more than 900 securities from selected countries in Europe, Australasia and the Far East.

                             International Fund- 1

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
INTERNATIONAL FUND

DISCLOSURE
     OF FUND EXPENSES
FOR THE PERIOD JULY 1, 2005 TO DECEMBER 31, 2005

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Fund, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                        Expenses
                               Beginning       Ending                  Paid During
                                Account        Account    Annualized     Period
                                 Value          Value      Expense      7/1/05 to
                                 7/1/05       12/31/05      Ratios      12/31/05*
----------------------------------------------------------------------------------
ACTUAL SERIES RETURN
Standard Class                 $1,000.00      $1,116.50     0.87%         $4.64
Service Class                   1,000.00       1,115.10     1.12%          5.97
----------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                 $1,000.00      $1,020.82     0.87%         $4.43
Service Class                   1,000.00       1,019.56     1.12%          5.70
----------------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                             International Fund- 2

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
INTERNATIONAL FUND

SECTOR/COUNTRY ALLOCATION
AS OF DECEMBER 31, 2005

Sector designations may be different than the sector designations presented in other Fund materials.

                                                            PERCENTAGE
                     SECTOR/COUNTRY                        OF NET ASSETS
------------------------------------------------------------------------
COMMON STOCK                                                   98.18%
------------------------------------------------------------------------
Australia                                                      10.51%
Belgium                                                         2.16%
Finland                                                         1.57%
France                                                          7.99%
Germany                                                         5.80%
Hong Kong                                                       2.78%
Italy                                                           5.15%
Japan                                                          16.02%
Netherlands                                                     4.96%
New Zealand                                                     1.83%
Singapore                                                       2.06%
South Africa                                                    0.98%
South Korea                                                     0.92%
Spain                                                           7.89%
Taiwan                                                          0.52%
United Kingdom                                                 27.04%
------------------------------------------------------------------------
COMMERCIAL PAPER                                                2.12%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              100.30%
------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                (0.30%)
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

                             International Fund- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-INTERNATIONAL FUND
STATEMENT OF NET ASSETS
December 31, 2005

                                                NUMBER OF       MARKET
                                                 SHARES         VALUE
                                                               (U.S. $)
    COMMON STOCK-98.18%P
    AUSTRALIA-10.51%
    Amcor...............................         1,502,235   $  8,231,675
    Coles Myer..........................         1,228,603      9,201,678
    Foster's Group......................         4,129,029     16,900,979
    National Australia Bank.............           791,259     18,805,868
    Telstra.............................         4,398,521     12,680,283
    Wesfarmers..........................           184,710      5,009,214
                                                             ------------
                                                               70,829,697
                                                             ------------
    BELGIUM-2.16%
    Fortis Group........................           456,169     14,521,559
                                                             ------------
                                                               14,521,559
                                                             ------------
    FINLAND-1.57%
    UPM-Kymmene.........................           539,144     10,569,679
                                                             ------------
                                                               10,569,679
                                                             ------------
    FRANCE-7.99%
    Cie de Saint-Gobain.................           235,593     14,015,065
    Societe Generale....................           138,958     17,092,114
    Suez................................            63,068      1,962,145
  + Suez Strip..........................            63,068            747
    Total...............................            82,553     20,738,384
                                                             ------------
                                                               53,808,455
                                                             ------------
    GERMANY-5.80%
    Bayer...............................           379,811     15,840,791
    RWE.................................           314,440     23,220,942
                                                             ------------
                                                               39,061,733
                                                             ------------
    HONG KONG-2.78%
    Hong Kong Electric Holdings.........         1,995,500      9,882,981
    Wharf Holdings......................         2,513,000      8,880,717
                                                             ------------
                                                               18,763,698
                                                             ------------
    ITALY-5.15%
    Banca Intesa........................         4,298,536     22,772,478
    UniCredito Italiano.................         1,735,525     11,916,687
                                                             ------------
                                                               34,689,165
                                                             ------------
    JAPAN-16.02%
    Canon...............................           327,900     19,190,067
    Hitachi.............................         1,070,000      7,215,009
    Kao.................................             3,000         80,407
    KDDI................................             2,639     15,220,688
    Matsushita Electric Industrial......           236,000      4,553,857
    Millea Holdings.....................               431      7,420,946
    Nintendo............................            19,100      2,308,523
    Takeda Pharmaceutical...............           375,800     20,335,902
    Toyota Motor........................           491,000     25,487,010
    West Japan Railway..................             1,457      6,080,099
                                                             ------------
                                                              107,892,508
                                                             ------------
    NETHERLANDS-4.96%
    ING Groep...........................           569,729     19,762,079
    Reed Elsevier.......................           978,505     13,669,157
                                                             ------------
                                                               33,431,236
                                                             ------------

                                                NUMBER OF       MARKET
                                                 SHARES         VALUE
                                                               (U.S. $)
    COMMON STOCK (CONTINUED)
    NEW ZEALAND-1.83%
    Telecom Corporation of New
     Zealand............................         2,999,024   $ 12,308,681
                                                             ------------
                                                               12,308,681
                                                             ------------
    SINGAPORE-2.06%
    Jardine Matheson Holdings...........           336,000      5,779,200
    Oversea-Chinese Banking.............         2,018,400      8,135,527
                                                             ------------
                                                               13,914,727
                                                             ------------
    SOUTH AFRICA-0.98%
    Sasol...............................           182,569      6,575,187
                                                             ------------
                                                                6,575,187
                                                             ------------
    SOUTH KOREA-0.92%
    POSCO ADR...........................           125,681      6,222,466
                                                             ------------
                                                                6,222,466
                                                             ------------
    SPAIN-7.89%
    Banco Santander Central
     Hispanoamericano...................           987,294     13,032,209
    Iberdrola...........................           618,089     16,895,522
    Telefonica..........................         1,544,464     23,239,139
                                                             ------------
                                                               53,166,870
                                                             ------------
    TAIWAN-0.52%
    Chunghwa Telecom ADR................           189,600      3,479,160
                                                             ------------
                                                                3,479,160
                                                             ------------
    UNITED KINGDOM-27.04%
    Aviva...............................           548,995      6,660,210
    BG Group............................         1,815,181     17,944,872
    BOC Group...........................           427,140      8,798,219
    Boots Group.........................         1,105,156     11,515,111
    BP..................................         1,318,952     14,060,498
    Brambles Industries.................         1,418,974     10,200,496
    Compass Group.......................           456,826      1,735,329
    GKN.................................         1,353,169      6,706,176
    GlaxoSmithKline.....................           868,659     21,958,442
    HBOS................................         1,240,470     21,185,913
    Lloyds TSB Group....................         1,843,976     15,492,729
    Rio Tinto...........................           311,583     14,224,644
    Royal Dutch Shell Class A...........           555,702     16,959,832
    Unilever............................         1,480,539     14,687,557
                                                             ------------
                                                              182,130,028
                                                             ------------
    TOTAL COMMON STOCK
     (COST $486,643,181)................                      661,364,849
                                                             ------------
                                                PRINCIPAL
                                                 AMOUNT
 =/ COMMERCIAL PAPER-2.12%
    Lehman Brothers Holdings 4.052%
     1/3/06.............................       $14,310,000     14,306,780
                                                             ------------
    TOTAL COMMERCIAL PAPER (COST
     $14,306,780).......................                       14,306,780
                                                             ------------

                             International Fund- 4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-INTERNATIONAL FUND
STATEMENT OF NET ASSETS (CONTINUED)

TOTAL MARKET VALUE OF SECURITIES-100.30% (COST
 $500,949,961)..............................................  $675,671,629
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.30%).....    (2,055,696)
                                                              ------------
NET ASSETS APPLICABLE TO 37,497,697 SHARES
 OUTSTANDING-100.00%........................................  $673,615,933
                                                              ============
NET ASSET VALUE-INTERNATIONAL FUND STANDARD CLASS
 ($550,669,377 / 30,650,966 SHARES).........................       $17.966
                                                              ============
NET ASSET VALUE-INTERNATIONAL FUND SERVICE CLASS
 ($122,946,556 / 6,846,731 SHARES)..........................       $17.957
                                                              ============
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2005:
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $507,368,363
Undistributed net investment income.........................     4,173,904
Accumulated net realized loss on investments................   (13,904,943)
Net unrealized appreciation of investments and foreign
 currencies.................................................   175,978,609
                                                              ------------
Total net assets............................................  $673,615,933
                                                              ============

------------------

 =/ The interest rate shown is the effective yield as of the time of purchase.
  P Securities have been classified by country of origin.
    Classification by type of business has been presented in
    Note 7 in "Notes to Financial Statements."
  + Non-income producing security for the year ended December
    31, 2005.

ADR-American Depositary Receipts

The following foreign currency exchange contracts were outstanding at December 31, 2005:

FOREIGN CURRENCY EXCHANGE CONTRACTS(1)

                                                                                          UNREALIZED
                                                                                         APPRECIATION
CONTRACTS TO RECEIVE (DELIVER)          IN EXCHANGE FOR         SETTLEMENT DATE         (DEPRECIATION)
-------------------------------         ---------------         ---------------         --------------
407,357 British Pounds                   US$  (701,510)             1/04/06               $     (540)
(19,067,500) British Pounds              US$34,079,819              1/31/06                1,273,086
558,110 European Monetary Units          US$  (661,081)             1/03/06                     (282)
231,277 Hong Kong Dollars                US$   (29,831)             1/03/06                       (2)
                                                                                          ----------
                                                                                          $1,272,262
                                                                                          ==========

------------------
(1)See Note 6 in "Notes to Financial Statements."

                             See accompanying notes

                             International Fund- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
INTERNATIONAL FUND
STATEMENT OF OPERATIONS
Year Ended December 31, 2005

INVESTMENT INCOME:
Dividends................................................  $21,139,825
Interest.................................................      447,371
Foreign tax withheld.....................................   (1,469,979)
                                                           -----------
                                                            20,117,217
                                                           -----------
EXPENSES:
Management fees..........................................    4,356,095
Accounting and administration expenses...................      417,450
Distribution expenses-Service Class......................      236,505
Custodian fees...........................................      229,537
Reports and statements to shareholders...................      192,866
Professional fees........................................       47,743
Trustees' fees...........................................        9,871
Other....................................................       38,299
                                                           -----------
                                                             5,528,366
Less expense paid indirectly.............................       (4,577)
                                                           -----------
Total expenses...........................................    5,523,789
                                                           -----------
NET INVESTMENT INCOME....................................   14,593,428
                                                           -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
 FOREIGN CURRENCIES:
Net realized gain on:
 Investments.............................................    8,932,382
 Foreign currencies......................................      541,234
                                                           -----------
Net realized gain........................................    9,473,616
Net change in unrealized appreciation/depreciation of
 investments and foreign currencies......................   47,264,717
                                                           -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
 FOREIGN CURRENCIES......................................   56,738,333
                                                           -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....  $71,331,761
                                                           ===========

                             See accompanying notes

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
INTERNATIONAL FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                    YEAR ENDED
                                              12/31/05       12/31/04
                                            ------------   ------------
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income.....................  $ 14,593,428   $  9,374,280
Net realized gain on investments and
 foreign currencies.......................     9,473,616      1,162,249
Net change in unrealized
 appreciation/depreciation of investments
 and foreign currencies...................    47,264,717     72,640,948
                                            ------------   ------------
Net increase in net assets resulting from
 operations...............................    71,331,761     83,177,477
                                            ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income:
 Standard Class...........................   (10,654,178)    (4,097,126)
 Service Class............................    (2,030,651)      (402,874)
                                            ------------   ------------
                                             (12,684,829)    (4,500,000)
                                            ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class...........................    99,060,662     51,185,764
 Service Class............................    58,487,860     48,303,448
Net asset value of shares issued upon
 reinvestment of dividends and
 distributions:
 Standard Class...........................    10,654,178      4,097,126
 Service Class............................     2,030,651        402,874
                                            ------------   ------------
                                             170,233,351    103,989,212
                                            ------------   ------------
Cost of shares repurchased:
 Standard Class...........................   (42,492,315)   (42,778,541)
 Service Class............................   (12,317,966)    (5,300,084)
                                            ------------   ------------
                                             (54,810,281)   (48,078,625)
                                            ------------   ------------
Increase in net assets derived from
 capital share transactions...............   115,423,070     55,910,587
                                            ------------   ------------
NET INCREASE IN NET ASSETS................   174,070,002    134,588,064
NET ASSETS:
Beginning of year.........................   499,545,931    364,957,867
                                            ------------   ------------
End of year (including undistributed net
 investment income of $4,173,904 and
 $1,724,071, respectively)................  $673,615,933   $499,545,931
                                            ============   ============

                             See accompanying notes

                             International Fund- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                           INTERNATIONAL FUND STANDARD CLASS
                                                                                      YEAR ENDED
                                                      12/31/05        12/31/04        12/31/03(1)        12/31/02        12/31/01
                                                      ---------------------------------------------------------------------------
Net asset value, beginning of period................  $ 16.304        $ 13.620          $  9.797         $ 11.155        $ 13.769

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)............................     0.436           0.332             0.311            0.199           0.212
Net realized and unrealized gain (loss) on
 investments and foreign currencies.................     1.587           2.509             3.745           (1.403)         (1.469)
                                                      --------        --------          --------         --------        --------
Total from investment operations....................     2.023           2.841             4.056           (1.204)         (1.257)
                                                      --------        --------          --------         --------        --------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income...............................    (0.361)         (0.157)           (0.233)          (0.154)         (0.259)
Net realized gain on investments....................        --              --                --               --          (1.098)
                                                      --------        --------          --------         --------        --------
Total dividends and distributions...................    (0.361)         (0.157)           (0.233)          (0.154)         (1.357)
                                                      --------        --------          --------         --------        --------

Net asset value, end of period......................  $ 17.966        $ 16.304          $ 13.620         $  9.797        $ 11.155
                                                      ========        ========          ========         ========        ========

Total return(3).....................................    12.54%          20.94%            41.62%          (10.78%)         (9.96%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted).............  $550,669        $435,012          $352,183         $255,516        $320,680
Ratio of expenses to average net assets.............     0.92%           0.98%             1.04%            1.02%           0.99%
Ratio of net investment income to average net
 assets.............................................     2.58%           2.33%             2.81%            1.84%           1.74%
Portfolio turnover..................................        7%              9%               14%               9%             13%

------------------
(1)Effective April 30, 2003, the Lincoln National International Fund, Inc. was merged into the International Fund. The financial highlights for periods prior to April 30, 2003 reflect the performance history of the Lincoln National International Fund, Inc.

(2)The average shares outstanding method has been applied for per share information.

(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

                             See accompanying notes

                             International Fund- 7

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                              INTERNATIONAL FUND SERVICE CLASS
                                                                                         5/15/03(1)
                                                                YEAR ENDED                   TO
                                                         12/31/05        12/31/04         12/31/03
                                                         ------------------------------------------
Net asset value, beginning of period...................  $ 16.297        $13.616           $10.573

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)...............................     0.394          0.296             0.154
Net realized and unrealized gain on investments and
 foreign currencies....................................     1.585          2.507             3.107
                                                         --------        -------           -------
Total from investment operations.......................     1.979          2.803             3.261
                                                         --------        -------           -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income..................................    (0.319)        (0.122)           (0.218)
                                                         --------        -------           -------
Total dividends and distributions......................    (0.319)        (0.122)           (0.218)
                                                         --------        -------           -------

Net asset value, end of period.........................  $ 17.957        $16.297           $13.616
                                                         ========        =======           =======

Total return(3)........................................    12.26%         20.63%            31.03%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)................  $122,947        $64,534           $12,775
Ratio of expenses to average net assets................     1.17%          1.23%             1.26%
Ratio of net investment income to average net assets...     2.33%          2.08%             2.08%
Portfolio turnover.....................................        7%             9%               14%(4)

------------------
(1)Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2)The average shares outstanding method has been applied for per share information.

(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

(4)The portfolio turnover is representative for the entire Fund for the year ended December 31, 2003.

                             See accompanying notes

                             International Fund- 8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-INTERNATIONAL FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2005

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware statutory trust and consists of 18 series: Aggressive Growth Fund, Bond Fund, Capital Appreciation Fund, Core Fund, Equity-Income Fund, Global Asset Allocation Fund, Growth Fund, Growth and Income Fund, Growth Opportunities Fund, International Fund, Managed Fund, Money Market Fund, Social Awareness Fund, Special Opportunities Fund, Conservative Profile Fund, Moderate Profile Fund, Moderately Aggressive Profile Fund and Aggressive Profile Fund. These financial statements and the related notes pertain to the International Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Trust's shares are sold directly or indirectly to The Lincoln National Life Insurance Company ("Lincoln Life") and its affiliates (collectively, the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading, or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $48,219 for the year ended December 31, 2005.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under the above arrangement is included under custodian fees on the Statement of Operations with the expense offset shown as "expense paid indirectly."

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment adviser. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC).

                             International Fund- 9

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-INTERNATIONAL FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
For its services, DMC receives a management fee at an annual rate of 0.90% of the first $200 million of the average daily net assets of the Fund, 0.75% of the next $200 million, and 0.60% of the average daily net assets of the Fund in excess of $400 million.

Mondrian Investment Partners Ltd. (the "Sub-Advisor") is responsible for the day-to-day management of the Fund's investment portfolio. For these services, DMC, not the Fund, pays the Sub-Advisor 0.20% of the Fund's average daily net assets.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the year ended December 31, 2005, fees for these services amounted to $374,620.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of DMC, provides various administrative services necessary for the operation of the Fund. For these services, the Fund pays Lincoln Life an annual fee of $25,000 plus the cost of certain support services, such as legal and corporate secretary services. For the year ended December 31, 2005, fees for these support services amounted to $17,830.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

At December 31, 2005, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to DMC..............................  $414,095
Accounting and Administration Fees Payable to DSC...........    68,146
Administration Fees Payable to Lincoln Life.................     2,083
Distribution Fees Payable to the Companies..................    25,481

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the year ended December 31, 2005, the Fund made purchases of $161,223,222 and sales of $40,136,162 of investment securities other than short-term investments.

At December 31, 2005, the cost of investments for federal income tax purposes was $501,282,479. At December 31, 2005, net unrealized appreciation was $174,389,150, of which $180,505,748 related to unrealized appreciation of investments and $6,116,598 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2005 and 2004 was as follows:

                                              YEAR               YEAR
                                              ENDED             ENDED
                                            12/31/05           12/31/04
                                           -----------        ----------
Ordinary income..........................  $12,684,829        $4,500,000

As of December 31, 2005, the components of net assets on a tax basis were as follows:

Shares of beneficial interest............................  $507,368,363
Undistributed ordinary income............................     5,446,168
Capital loss carryforwards...............................   (13,572,425)
Unrealized appreciation of investments and foreign
 currencies..............................................   174,373,827
                                                           ------------
Net assets...............................................  $673,615,933
                                                           ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and mark to market of forward foreign currency contracts for tax purposes.

                             International Fund- 10

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-INTERNATIONAL FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2005, the Fund recorded the following reclassifications.

    UNDISTRIBUTED        ACCUMULATED NET
NET INVESTMENT INCOME  REALIZED GAIN (LOSS)
---------------------  --------------------
      $541,234              $(541,234)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $8,932,396 was utilized in 2005. Capital loss carryforwards remaining at December 31, 2005 will expire as follows: $1,530,554 expires in 2010 and $12,041,871 expires in 2011.

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                              YEAR               YEAR
                                              ENDED              ENDED
                                            12/31/05           12/31/04
                                           -----------        -----------
Shares sold:
 Standard Class..........................    5,860,181          3,603,542
 Service Class...........................    3,488,236          3,370,356
Shares issued upon reinvestment of
 dividends and distributions:
 Standard Class..........................      627,049            267,804
 Service Class...........................      119,404             26,335
                                           -----------        -----------
                                            10,094,870          7,268,037
                                           -----------        -----------
Shares repurchased:
 Standard Class..........................   (2,517,141)        (3,048,270)
 Service Class...........................     (720,829)          (374,958)
                                           -----------        -----------
                                            (3,237,970)        (3,423,228)
                                           -----------        -----------
Net increase.............................    6,856,900          3,844,809
                                           ===========        ===========

6. SUPPLEMENTAL FINANCIAL INSTRUMENT INFORMATION
Foreign Currency Exchange Contracts--The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

7. MARKET RISKS
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

                             International Fund- 11

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-INTERNATIONAL FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. MARKET RISKS (CONTINUED)
As of December 31, 2005, the Fund's investment in equity securities classified by type of business were as follows:

                                                           PERCENTAGE OF
                                                            NET ASSETS
                                                           -------------
Banking & Finance.......................................       25.01%
Energy..................................................       11.32%
Telecommunications......................................        9.94%
Materials...............................................        9.48%
Food, Beverage & Tobacco................................        7.77%
Utilities...............................................        7.71%
Healthcare & Pharmaceuticals............................        6.28%
Automobiles & Components................................        4.78%
Computers & Technology..................................        3.92%
Capital Goods...........................................        2.82%
Insurance...............................................        2.09%
Others (individually less than 2%)......................        7.06%
                                                               -----
                                                               98.18%
                                                               =====

8. LINE OF CREDIT
The Fund, along with certain other series in the Trust (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the agreement. The Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at December 31, 2005, or at any time during the year.

9. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

                             International Fund- 12

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Lincoln Variable Insurance Products Trust-International Fund

We have audited the accompanying statement of net assets of the International Fund (one of the series constituting Lincoln Variable Insurance Products Trust) (the "Fund") as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the International Fund of Lincoln Variable Insurance Products Trust at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                        [ERNST & YOUNG LLP]

Philadelphia, Pennsylvania
February 10, 2006

                             International Fund- 13

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-INTERNATIONAL FUND
OTHER FUND INFORMATION

TAX INFORMATION (UNAUDITED)
For the fiscal year ended December 31, 2005, the Fund designates distributions paid during the year as follows:

     (A)
  LONG-TERM                   (B)
CAPITAL GAINS           ORDINARY INCOME               TOTAL
DISTRIBUTIONS            DISTRIBUTIONS            DISTRIBUTIONS
 (TAX BASIS)              (TAX BASIS)              (TAX BASIS)
-------------           ---------------           -------------
     --                      100%                     100%

------------------
(A) and (B) are based on a percentage of the Fund's total distributions.

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

On August 15, 2005, the Board of Trustees of the International Fund (the "Fund"), met to consider, among other things, the renewal of the advisory and sub-advisory agreements for the Fund. Following presentations from Lincoln Fund Management, the Independent Trustees of the Trust met in executive session to consider the approval of the advisory agreement with Delaware Management Company ("DMC"), a series of Delaware Management Business Trust, and the sub-advisory agreement with Mondrian Investment Partners Limited ("Mondrian").

The Independent Trustees reviewed materials provided by Lincoln Fund Management, DMC and Mondrian prior to the meeting. In addition, the Independent Trustees reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment advisory and sub-advisory agreements and the factors they should consider in renewing such agreements. Prior to and during a portion of the meeting, the Independent Trustees and their independent legal counsel met separately from management to consider renewal of the investment advisory agreement and the sub-advisory agreement.

In considering approval of the renewal of the advisory agreement and the sub-advisory agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered all factors together. The Independent Trustees considered the following factors and reached the following conclusions with respect to their review of the advisory and sub-advisory agreements.

ADVISORY AGREEMENT

In considering the renewal of the Fund's investment advisory agreement with DMC, the Independent Trustees considered the nature, extent and quality of services provided by DMC for the Fund and considered its response to various inquiries, including the list of services provided by DMC when serving as investment adviser and overseeing the sub-adviser, information about its investment staff, DMC's Form ADV and compliance matters. The Independent Trustees considered the delegation of day-to-day portfolio management responsibility to Mondrian. The Independent Trustees reviewed the investment performance of the Fund compared to the average of its Lipper peer group and a securities market index and determined that the investment performance of the Fund has been good. The Independent Trustees concluded that the services provided by DMC were satisfactory.

The Independent Trustees reviewed the advisory fee and the total expense ratio for the Fund compared to management fees and total expense ratio information of the Fund's Lipper peer group. The Board was provided information on the advisory fee DMC charges to other funds and its institutional account fee schedule. The Independent Trustees also considered the advisory fee paid by other comparable international funds not advised by DMC. The Independent Trustees noted that the Fund's advisory fee was above the average of its Lipper peer group but well below the highest fee in its peer group, and concluded that the Fund's advisory fee was within an acceptable range of the comparable international funds in light of the nature, extent and quality of services provided to the Fund, and that the advisory fee was reasonable. The Independent Trustees considered that the total expense ratio was below the average of the Fund's Lipper peer group. They also considered the profitability to DMC with respect to the Fund on a pre-tax basis and concluded that the profitability of DMC in connection with the management of the Fund was not unreasonable. The Independent Trustees considered the Fund's advisory fee schedule and the Fund's current asset size, noted that the fee schedule contains breakpoints, and concluded that the fee schedule reflects a sharing with the Fund of any economies of scale. They reviewed materials provided by DMC as to any additional benefits it receives and noted DMC's representation that it may enjoy increased business from shareholders who are familiar with the organization.

At the August 15(th) meeting, the full Board (a) concurred with the conclusions of the Independent Trustees and (b) approved the advisory agreement and the fees and other amounts to be paid under the agreement.

SUB-ADVISORY AGREEMENT

In considering the renewal of the sub-advisory agreement between DMC and Mondrian on behalf of the Fund, the Independent Trustees considered the nature, extent and quality of services provided by Mondrian under the sub-advisory agreement. The Independent Trustees considered the services provided by Mondrian, the experience of the portfolio manager and the reputation, resources and investment approach of Mondrian along with the Fund's performance (as described above) and concluded that the services provided by Mondrian have been very good.

The Independent Trustees considered the sub-advisory fee schedule under the sub-advisory agreement and how it related to the overall fee structure of the Fund and the fee rates charged to other funds and institutional accounts managed by Mondrian, and concluded that the sub-advisory fee was reasonable. The Independent Trustees considered that the sub-advisory fee schedule was negotiated between DMC and Mondrian and that DMC compensates Mondrian from its fees. As part of their review of the sub-advisory agreement, the Independent Trustees considered whether the Fund would benefit from any economies of scale. The Independent Trustees noted that the

                             International Fund- 14

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-INTERNATIONAL FUND
OTHER FUND INFORMATION (CONTINUED)

advisory agreement with DMC included breakpoints and concluded that the overall structure was designed to share economies of scale with shareholders. The Independent Trustees reviewed materials provided by Mondrian as to any additional benefits it receives and noted Mondrian's representation that it may enjoy increased business from shareholders who are familiar with the organization.

At the August 15(th) meeting, the full Board (a) concurred with the conclusions of the Independent Trustees and (b) approved the sub-advisory agreement and the fees and other amounts to be paid under the agreement.

                             International Fund- 15

OFFICER/TRUSTEE INFORMATION

                            POSITION(S)    TERM OF OFFICE
    NAME, ADDRESS AND        HELD WITH      AND LENGTH OF                      PRINCIPAL OCCUPATION(S)
      YEAR OF BIRTH          THE TRUST     TIME SERVED(2)                     DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
Kelly D. Clevenger(1)       Chairman,    Chairman since       Vice President, The Lincoln National Life Insurance
1300 S. Clinton Street      President    August 1995;         Company; Executive Vice President, Lincoln Retirement
Fort Wayne, IN 46802        and Trustee  President and        Services Company, LLC; Second Vice President, Lincoln Life
YOB: 1952                                Trustee since        & Annuity Company of New York
                                         November 1994
Janet C. Chrzan(1)          Advisory     Advisory Trustee     Vice President, The Lincoln National Life Insurance
1300 S. Clinton Street      Trustee      since May 2004; and  Company; formerly Chief Financial Officer and Director of
Fort Wayne, IN 46802                     formerly Trustee     The Lincoln National Life Insurance Company; Vice
YOB: 1948                                since August 2003    President and Treasurer, Lincoln National Corporation
                                                              (insurance holding company); Chief Financial Officer and
                                                              Second Vice President, Lincoln Life & Annuity Company of
                                                              New York; Treasurer and Assistant Secretary, Lincoln
                                                              Financial Group Foundation, Inc.
Nancy L. Frisby             Trustee      Trustee since April  Vice President and Chief Financial Officer, DeSoto
1300 S. Clinton Street                   1992                 Memorial Hospital; formerly Chief Financial Officer,
Fort Wayne, IN 46802                                          Bascom Palmer Eye Institute, University of Miami School of
YOB: 1941                                                     Medicine; formerly Vice President and Chief Financial
                                                              Officer, St. Joseph Medical Center, Inc.
Kenneth G. Stella           Trustee      Trustee since        President, Indiana Hospital & Health Association
1300 S. Clinton Street                   February 1998
Fort Wayne, IN 46802
YOB: 1943
Gary D. Lemon               Advisory     Advisory Trustee     Instructor, Assistant Professor, Economics and Management,
1300 S. Clinton Street      Trustee      since November 2004  DePauw University
Fort Wayne, IN 46802
YOB: 1948
David H. Windley            Trustee      Trustee since        Director (Partner) Blue & Co., LLC
1300 S. Clinton Street                   August 2004
Fort Wayne, IN 46802
YOB: 1943
Eldon J. Summers(1)         Second Vice  Second Vice          Second Vice President and Treasurer, The Lincoln National
1300 S. Clinton Street      President    President and        Life Insurance Company
Fort Wayne, IN 46802        and          Treasurer since May
YOB: 1950                   Treasurer    2003
Cynthia A. Rose(1)          Secretary    Secretary since      Assistant Secretary, Lincoln National Corporation
1300 S. Clinton Street                   February 1995
Fort Wayne, IN 46802
YOB: 1954
Sheryl L. Sturgill(1)       Chief        Chief Accounting     Director of Separate Accounts Financial Operations,
1300 S. Clinton Street      Accounting   Officer since        Assistant Vice President, The Lincoln National Life
Fort Wayne, IN 46802        Officer      November 2003        Insurance Company; formerly Director of Compliance and
YOB: 1959                                                     Business Consulting, Lincoln National Reassurance Company
Rise' C.M. Taylor(1)        Vice         Vice President,      Vice President, Assistant Treasurer, and Assistant
1300 S. Clinton Street      President    Assistant            Secretary, The Lincoln National Life Insurance Company;
Fort Wayne, IN 46802        and          Treasurer, and       Second Vice President and Assistant Treasurer, Lincoln
YOB: 1967                   Assistant    Assistant Secretary  Life & Annuity Company of New York; formerly Investment
                            Treasurer    since August 2003    Portfolio Manager, Lincoln Investment Management

                             NUMBER OF
                             FUNDS IN
                               TRUST
                              COMPLEX
    NAME, ADDRESS AND       OVERSEEN BY    OTHER DIRECTORSHIPS
      YEAR OF BIRTH           TRUSTEE        HELD BY TRUSTEE
--------------------------  ------------------------------------
Kelly D. Clevenger(1)           19       Lincoln Retirement
1300 S. Clinton Street                   Services Company, LLC
Fort Wayne, IN 46802
YOB: 1952
Janet C. Chrzan(1)              19       The Administrative
1300 S. Clinton Street                   Management Group, Inc.;
Fort Wayne, IN 46802                     Lincoln Life Improved
YOB: 1948                                Housing, Inc.
Nancy L. Frisby                 19       N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1941
Kenneth G. Stella               19       First National Bank &
1300 S. Clinton Street                   Trust
Fort Wayne, IN 46802
YOB: 1943
Gary D. Lemon                   19       N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1948
David H. Windley                19       Meridian Investment
1300 S. Clinton Street                   Advisors, Inc.; Eureka
Fort Wayne, IN 46802                     College; Indiana Health
YOB: 1943                                Facility
Eldon J. Summers(1)             N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1950
Cynthia A. Rose(1)              N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1954
Sheryl L. Sturgill(1)           N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1959
Rise' C.M. Taylor(1)            N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1967

                             International Fund- 16

                            POSITION(S)    TERM OF OFFICE
    NAME, ADDRESS AND        HELD WITH      AND LENGTH OF                      PRINCIPAL OCCUPATION(S)
      YEAR OF BIRTH          THE TRUST     TIME SERVED(2)                     DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
James Blake(1)              Chief        Chief Compliance     Assistant Vice President and Senior Compliance Officer,
1300 S. Clinton Street      Compliance   Officer since        Delaware Investments; formerly Client Trading Manager,
Fort Wayne, IN 46802        Officer      November 2005        Loomis Sayles & Company, LP
YOB: 1963

                             NUMBER OF
                             FUNDS IN
                               TRUST
                              COMPLEX
    NAME, ADDRESS AND       OVERSEEN BY    OTHER DIRECTORSHIPS
      YEAR OF BIRTH           TRUSTEE        HELD BY TRUSTEE
--------------------------  ------------------------------------
James Blake(1)                  N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1963

------------------
Additional information on the officers and trustees can be found in the Statement of Additional Information ("SAI") to the Trust's prospectus. To obtain a free copy of the SAI, write: Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). The SAI is also available on the SEC's web site (http://www.sec.gov).

(1) All of the executive officers are "interested persons" of the Trust, as that term is defined by Section 2(a)(19) of the 1940 Act, by reason of their being officers of the Trust.

(2) The officers and trustees hold their position with the Trust until retirement or resignation. The Bylaws of the Trust do not specify a term of office.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.

                             International Fund- 17

                                  MANAGED FUND

                          [DELAWARE INVESTMENTS LOGO]

                               Lincoln Variable
                               Insurance Products Trust-
                               Managed Fund
                               Annual Report
                               December 31, 2005

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
MANAGED FUND

INDEX

COMMENTARY
DISCLOSURE OF FUND EXPENSES
SECTOR ALLOCATION
STATEMENT OF NET ASSETS
STATEMENT OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
OTHER FUND INFORMATION
OFFICER/TRUSTEE INFORMATION

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
MANAGED FUND
ANNUAL REPORT COMMENTARY
For the year ended December 31, 2005

Managed by:

                                                     (DELAWARE INVESTMENTS LOGO)

The Fund returned 4.5% (Standard Class shares with distributions reinvested) for the year ended December 31, 2005 while its customized benchmark, 50% Russell 1000 Index*, 40% Lehman Brothers Government/Credit Index**, 5% Russell 2000 Index*** and 5% Citigroup 90-day T-bill Index****, returned 4.6%.

The stock market was mostly positive in 2005, with the broad S&P 500 Index returning 4.9%. The market did see a year-end rally, mostly in November, however 2005 ended on a down note on concerns that economic and corporate profit growth will slow in 2006. As was the case in 2004, energy and utility stocks led performance and were the best performing sectors in the S&P 500; and the transportation sector also fared well. Credit cyclicals, media and communications services issues trailed the overall market.

2005 proved to be a difficult year for fixed income investments. Short-term and long-term Treasury rates moved in opposite directions again in 2005 and the yield curve finished the year inverted (2-year/10-year). The Federal Reserve continued its "measured" rate hike policy (25 basis points at each of the 8 meetings) leaving the Fed Funds rate at 4.25% and forcing short rates higher. The long-end continued to find support with a lack of supply and speculation that future pension reform would drive demand.

High grade corporate bonds performed poorly in 2005, as the market was led down by the troubled automotive sector. In addition to the downgrading of General Motors and Ford Motor to below investment grade status, high grade corporate bonds also faced the pressure of leveraged buyouts and shareholder friendly corporate initiatives pushing spreads wider on the year. Away from fundamentals, lower supply and increased foreign demand provided a favorable technical backdrop to the market. High Yield, in contrast, outperformed as investors continued to move down the quality spectrum in search of yield in a low interest rate, low volatility environment.

We are pleased to report that, both on an absolute and a relative basis, the Fund had solid performance in 2005, although it experienced varying levels of performance within each of the individual sleeves. The large-cap sleeve slightly underperformed the Russell 1000 Index*, while the small-cap and fixed income sleeves outperformed their respective benchmarks, the Russell 2000 Index*** and the Lehman Brothers Government/Credit Index**.

The large-cap sleeve's underperformance relative to the Russell 1000 Index* index was attributable to stock selection in the technology, energy and basic materials sectors. Stock selection in the credit cyclicals, finance and health care sectors positively contributed to performance. The small-cap sleeve's outperformance relative to the Russell 2000 Index*** can be attributed to stock selection in business services, consumer discretionary and finance sectors. The outperformance was partially offset by stock selection in the capital goods, basic materials and media industries.

The fixed income sleeve's outperformance relative to the Lehman Brothers Government/ Credit Index** was attributable to our sector decision to reduce exposure to investment grade credit as corporate bonds underperformed U.S. Government securities in 2005. However, our lower quality bias detracted from performance as triple-B rated securities were the worst performers. Non-index mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS) all contributed positively to the fixed income sleeve's excess return as investors favored the higher quality spread sectors. Finally, the fixed income sleeve's exposure to Treasury inflation protected securities (TIPS) detracted from performance as breakeven spreads narrowed.

The economy remains strong and we anticipate growth will continue into 2006, albeit at a slower rate. Growth has been robust although it is likely to stabilize as corporate earnings will have difficult comparisons given the strong earnings growth seen in 2005. Despite this, we remain positive on the equity markets in 2006. U.S. Gross Domestic Product (GDP) growth is at an annualized rate above 3%, inflation remains low, and employment is strong. The economy has displayed resiliency in the face of record-high oil prices, the devastating hurricane season and geo-political tensions. Inflation remains controlled and the Federal Reserve has indicated that it is in the latter stages of its rate hiking campaign. It is our belief that when the market anticipates that the Federal Reserve will pause or end monetary tightening, equities will respond favorably. Amid this economic backdrop and fairly rich spread valuations in fixed income, we expect to remain more cautious in non-Treasury sectors.

Francis X. Morris
Christopher S. Adams
Michael S. Morris
Donald G. Padilla
Ryan K. Brist
Jil Schoeff Lindholm
Delaware Investments

Growth of $10,000 invested 12/31/95 through 12/31/05
(LINE GRAPH)

                                                                             LEHMAN
                                  MANAGED FUND                              BROTHERS
                                 STANDARD CLASS       RUSSELL 1000        GOV'T/CREDIT        RUSSELL 2000        CITIGROUP 90
                                     SHARES               INDEX               INDEX               INDEX            DAY T-BILL
                                 --------------       ------------        ------------        ------------        ------------
12/31/95                            10000.00            10000.00            10000.00            10000.00            10000.00
                                    11205.00            12245.00            10290.00            11649.00            10525.00
                                    13651.00            16268.00            11294.00            14254.00            11077.00
                                    15387.00            20663.00            12368.00            13891.00            11637.00
                                    16575.00            24984.00            12099.00            16844.00            12188.00
                                    16342.00            23038.00            13533.00            16335.00            12914.00
                                    16083.00            20170.00            14683.00            16741.00            13442.00
                                    14301.00            15803.00            16304.00            13312.00            13671.00
                                    17576.00            20526.00            17065.00            19603.00            13818.00
                                    19334.00            22867.00            17780.00            23196.00            13989.00
12/31/05                            20202.00            24300.00            18202.00            24252.00            14409.00

This chart illustrates, hypothetically, that $10,000 was invested in the Managed Fund Standard Class shares on 12/31/95. As the chart shows, by December 31, 2005, the value of the investment at net asset value, with any dividends and distributions reinvested, would have grown to $20,202. For comparison, look at how the indices did over the same period. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index. An expense waiver was in effect for the Fund during the periods shown. Performance would have been lower had the expense waiver not been in effect.

Average annual total returns
on investment                                  Ended
Standard Class Shares                          12/31/05
-------------------------------------------------------
One Year                                         +4.49%
-------------------------------------------------------
Five Years                                       +4.33%
-------------------------------------------------------
Ten Years                                        +7.29%
-------------------------------------------------------

The Service Class shares total return was 4.23% for the year ended 12/31/05 and its average annual total return was 9.53% for the period from 5/19/04 (commencement of operations) to 12/31/05.

  * Russell 1000 Index measures the performance of the largest 1,000 companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

 ** Lehman Brothers Government/Credit Index measures performance of diversified, investment grade, bond issues.

 *** Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

**** Citigroup 90 day T-bill Index measures the return on short-term investments.

                                Managed Fund- 1

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
MANAGED FUND

DISCLOSURE
     OF FUND EXPENSES
FOR THE PERIOD JULY 1, 2005 TO DECEMBER 31, 2005

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Fund, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                      Expenses
                                Beginning    Ending                  Paid During
                                 Account     Account    Annualized     Period
                                  Value       Value      Expense      7/1/05 to
                                 7/1/05     12/31/05      Ratios      12/31/05*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Standard Class                  $1,000.00   $1,031.80      0.50%        $2.56
Service Class                    1,000.00    1,030.50      0.75%         3.84
--------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                  $1,000.00   $1,022.68      0.50%        $2.55
Service Class                    1,000.00    1,021.42      0.75%         3.82
--------------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                                Managed Fund- 2

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
MANAGED FUND

SECTOR ALLOCATION
AS OF DECEMBER 31, 2005

Sector designations may be different than the sector designations presented in other Fund materials.

                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
COMMON STOCK                                                   66.40%
------------------------------------------------------------------------
Basic Materials                                                 3.02%
Business Services                                               0.87%
Capital Goods                                                   5.91%
Communication Services                                          1.05%
Consumer Discretionary                                          3.57%
Consumer Services                                               0.98%
Consumer Staples                                                4.33%
Credit Cyclicals                                                0.93%
Energy                                                          5.72%
Finance                                                        15.17%
Health Care                                                     8.00%
Media                                                           2.21%
Real Estate                                                     1.40%
Technology                                                     11.30%
Transportation                                                  0.55%
Utilities                                                       1.39%
------------------------------------------------------------------------
CORPORATE BONDS                                                12.79%
------------------------------------------------------------------------
Banking                                                         1.45%
Basic Industry                                                  0.33%
Brokerage                                                       0.44%
Capital Goods                                                   0.19%
Communications                                                  1.66%
Consumer Cyclical                                               1.30%
Consumer Non-Cyclical                                           1.15%
Electric                                                        1.70%

                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
Emerging Markets                                                0.15%
Energy                                                          0.23%
Finance                                                         0.80%
Finance-Other                                                   0.14%
Insurance                                                       1.70%
Natural Gas                                                     0.79%
Real Estate                                                     0.09%
Technology                                                      0.13%
Transportation                                                  0.54%
------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS                                       5.48%
------------------------------------------------------------------------
COMMERCIAL PAPER                                                4.33%
------------------------------------------------------------------------
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                  3.75%
------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES                           1.83%
------------------------------------------------------------------------
MUNICIPAL BONDS                                                 1.30%
------------------------------------------------------------------------
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                      1.18%
------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES                               1.14%
------------------------------------------------------------------------
NON-AGENCY ASSET-BACKED SECURITIES                              1.01%
------------------------------------------------------------------------
AGENCY OBLIGATIONS                                              0.55%
------------------------------------------------------------------------
COLLATERALIZED DEBT OBLIGATIONS                                 0.25%
------------------------------------------------------------------------
AGENCY ASSET-BACKED SECURITIES                                  0.17%
------------------------------------------------------------------------
FOREIGN AGENCIES                                                0.09%
------------------------------------------------------------------------
WARRANT                                                         0.00%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              100.27%
------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                (0.27%)
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

                                Managed Fund- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
STATEMENT OF NET ASSETS
December 31, 2005

                                                NUMBER OF       MARKET
                                                  SHARES        VALUE
                                                               (U.S. $)
    COMMON STOCK-66.40%
    BASIC MATERIALS-3.02%
  + AK Steel Holding..........................      33,500   $    266,325
    Alcoa.....................................      43,900      1,298,123
    Ameron International......................       4,900        223,342
  + Century Aluminum..........................      15,600        408,876
    Chemtura..................................      30,500        387,350
    Chesapeake................................      15,700        266,586
    Cytec Industries..........................       9,200        438,196
    Dow Chemical..............................      68,900      3,019,198
    duPont (E.I.) deNemours...................      31,400      1,334,500
    Ferro.....................................      15,900        298,284
  + FMC.......................................       7,000        372,190
    Freeport-McMoRan Copper & Gold Class B....      34,200      1,839,960
    Lubrizol..................................      25,200      1,094,436
    Lyondell Chemical.........................      36,100        859,902
    Masco.....................................      29,800        899,662
  + NS Group..................................      12,500        522,625
  + PolyOne...................................      48,300        310,569
    United States Steel.......................      36,100      1,735,327
  + USG.......................................       6,200        403,000
    Wausau Paper..............................      21,800        258,330
    Worthington Industries....................      14,500        278,545
                                                             ------------
                                                               16,515,326
                                                             ------------
    BUSINESS SERVICES-0.87%
    Administaff...............................       9,800        412,090
  + Armor Holdings............................       9,400        400,910
    Clark.....................................      22,800        302,100
    Healthcare Services Group.................      17,400        360,354
  + Labor Ready...............................      18,400        383,088
    Manpower..................................      34,600      1,608,900
    McGrath RentCorp..........................      11,000        305,800
  + Sourcecorp................................      12,400        297,352
    UniFirst..................................      10,100        314,110
  + United Stationers.........................       7,900        383,150
                                                             ------------
                                                                4,767,854
                                                             ------------
    CAPITAL GOODS-5.91%
    Acuity Brands.............................      14,000        445,200
  + AGCO......................................      21,900        362,883
    Applied Industrial Technologies...........       7,600        256,044
  + Aviall....................................      10,100        290,880
    Barnes Group..............................      10,600        349,800
    Briggs & Stratton.........................       7,600        294,804
    Caterpillar...............................      41,500      2,397,455
    Crane.....................................      10,200        359,754
    Cummins...................................      14,900      1,336,977
    DRS Technologies..........................       7,900        406,218
  + Flowserve.................................      10,200        403,512
    General Electric..........................     253,400      8,881,670
  + Genlyte Group.............................       9,700        519,629
    Goodrich (B.F.)...........................      29,100      1,196,010
  + Grant Prideco.............................      59,500      2,625,140
    Honeywell International...................      39,300      1,463,925

                                                NUMBER OF       MARKET
                                                  SHARES        VALUE
                                                               (U.S. $)
    COMMON STOCK (CONTINUED)
    CAPITAL GOODS (CONTINUED)
    Hughes Supply.............................      12,600   $    451,710
  + Innovative Solutions & Support............      20,600        263,268
  + Kadant....................................      14,500        268,250
    Lawson Products...........................       8,500        320,790
    Lincoln Electric Holdings.................       7,600        301,416
    Lufkin Industries.........................       7,900        393,973
    Northrop Grumman..........................      21,800      1,310,398
  + Orbital Sciences..........................      32,900        422,436
    PACCAR....................................      22,900      1,585,367
  + Rofin-Sinar Technologies..................       7,300        317,331
    Textron...................................      29,300      2,255,514
    United Technologies.......................      44,100      2,465,631
  + URS.......................................       9,300        349,773
                                                             ------------
                                                               32,295,758
                                                             ------------
    COMMUNICATION SERVICES-1.05%
    Sprint....................................     112,600      2,630,336
    Verizon Communications....................     103,400      3,114,408
                                                             ------------
                                                                5,744,744
                                                             ------------
    CONSUMER DISCRETIONARY-3.57%
  + Aeropostale...............................      13,100        344,530
    Best Buy..................................      45,000      1,956,600
  + Charming Shoppes..........................      42,800        564,960
  + Children's Place..........................      10,000        494,200
  + Coach.....................................      64,900      2,163,766
  + Conn's....................................      10,300        379,761
    Federated Department Stores...............      16,700      1,107,711
    Gap.......................................      73,400      1,294,776
  + Guitar Center.............................       8,000        400,080
    Home Depot................................      97,700      3,954,896
  + Jos A Bank Clothiers......................       9,200        399,372
    NIKE......................................      21,800      1,892,022
  + Pacific Sunwear Of California.............      20,400        508,368
  + Quiksilver................................      25,200        348,768
    Stage Stores..............................      16,900        503,282
    Stride Rite...............................      28,400        385,104
  + Tempur-Pedic International................      21,500        247,250
    Wal-Mart Stores...........................      48,100      2,251,080
    Yankee Candle.............................      12,400        317,440
                                                             ------------
                                                               19,513,966
                                                             ------------
    CONSUMER SERVICES-0.98%
    CKE Restaurants...........................      22,100        298,571
  + ExpressJet Holdings.......................      23,900        193,351
    IHOP......................................       9,400        440,954
    Lone Star Steakhouse & Saloon.............       9,800        232,652
    Marriott International Class A............      23,600      1,580,492
    McDonald's................................      59,800      2,016,456
  + Papa John's International.................       5,400        320,274
  + Shuffle Master............................      11,900        299,166
                                                             ------------
                                                                5,381,916
                                                             ------------

                                Managed Fund- 4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                NUMBER OF       MARKET
                                                  SHARES        VALUE
                                                               (U.S. $)
    COMMON STOCK (CONTINUED)
    CONSUMER STAPLES-4.33%
    Altria Group..............................      60,700   $  4,535,504
    Casey's General Stores....................      22,600        560,480
    Chiquita Brands International.............      16,500        330,165
    Clorox....................................      15,800        898,862
    Coca-Cola.................................      28,400      1,144,804
    CVS.......................................      70,400      1,859,968
    Fortune Brands............................      26,200      2,044,124
    Kellogg...................................      22,800        985,416
    Kimberly-Clark............................      28,900      1,723,885
    Longs Drug Stores.........................       6,800        247,452
    Nu Skin Enterprises Class A...............      16,500        290,070
    PepsiCo...................................      73,900      4,366,012
    Procter & Gamble..........................      80,700      4,670,916
                                                             ------------
                                                               23,657,658
                                                             ------------
    CREDIT CYCLICALS-0.93%
    D.R. Horton...............................      41,000      1,464,930
  + Jacuzzi Brands............................      35,200        295,680
    KB HOME...................................      29,100      2,114,406
    M/I Homes.................................       7,700        312,774
  + Meritage..................................       5,600        352,352
    Thor Industries...........................      13,600        544,952
                                                             ------------
                                                                5,085,094
                                                             ------------
    ENERGY-5.72%
    Chevron...................................      69,000      3,917,130
    ConocoPhillips............................      44,500      2,589,010
    ENSCO International.......................      27,700      1,228,495
    Exxon Mobil...............................     160,700      9,026,519
  + Grey Wolf.................................      52,000        401,960
  + Hercules Offshore.........................      13,200        375,012
    Holly.....................................       8,900        523,943
  + James River Coal..........................       8,000        305,600
  + Nabors Industries.........................      19,400      1,469,550
  + National-Oilwell..........................      49,200      3,084,840
    Occidental Petroleum......................      35,500      2,835,740
  + Oceaneering International.................       9,300        462,954
  + Offshore Logistics........................       9,400        274,480
  + Oil States International..................      15,500        491,040
    Penn Virginia.............................       5,500        315,700
    St Mary Land & Exploration................      10,800        397,548
    Tidewater.................................      27,700      1,231,542
  + Universal Compression Holdings............      11,500        472,880
    Valero Energy.............................      20,800      1,073,280
  + Veritas DGC...............................      13,700        486,213
    World Fuel Services.......................      10,000        337,200
                                                             ------------
                                                               31,300,636
                                                             ------------
    FINANCE-15.17%
    ADVANTA...................................      11,700        379,548
  + Affiliated Managers Group.................       5,700        457,425
    Allstate..................................      31,000      1,676,170
    American Home Mortgage Investment.........      13,300        433,181
    American International Group..............      56,000      3,820,880
    AmerUs Group..............................       4,800        272,016

                                                NUMBER OF       MARKET
                                                  SHARES        VALUE
                                                               (U.S. $)
    COMMON STOCK (CONTINUED)
    FINANCE (CONTINUED)
    Bancfirst.................................       3,900   $    308,100
    Bank of America...........................      97,700      4,508,855
    Berkley (W.R.)............................      29,800      1,419,076
    Capital One Financial.....................      25,900      2,237,760
    Center Financial..........................      17,000        427,720
    Cigna.....................................      14,700      1,641,990
    CIT Group.................................      37,400      1,936,572
    Citigroup.................................     169,400      8,220,982
    City Holding..............................      13,900        499,705
    Commercial Capital Bancorp................      24,700        422,864
  + CompuCredit...............................       9,300        357,864
    Countrywide Financial.....................      54,700      1,870,193
    Dime Community Bancshares.................      17,200        251,292
    Direct General............................      25,700        434,330
    Everest Re Group..........................      11,400      1,143,990
    FBL Financial Group Class A...............      10,600        347,786
    First Marblehead..........................      11,500        377,890
    First Place Financial Ohio................      14,500        348,725
  + FirstFed Financial........................       7,500        408,900
    Flagstar Bancorp..........................      20,900        300,960
    Freddie Mac...............................      39,900      2,607,465
    Frontier Financial........................      16,000        512,000
    Greater Bay Bancorp.......................      12,100        310,002
    Hanover Insurance.........................       7,700        321,629
    Independent Bank-Michigan.................      10,455        284,690
    JPMorgan Chase............................     116,900      4,639,761
    Kansas City Life Insurance................       5,400        270,432
    Lehman Brothers Holdings..................      20,200      2,589,034
    MainSource Financial Group................      13,100        233,835
    MBNA......................................     126,400      3,433,024
    Mellon Financial..........................      54,800      1,876,900
    Merrill Lynch.............................      51,000      3,454,230
    MetLife...................................      32,800      1,607,200
    Morgan Stanley............................      68,000      3,858,320
    North Fork Bancorporation.................      81,300      2,224,368
    Ohio Casualty.............................      20,500        580,560
    PFF Bancorp...............................      14,200        433,384
    PMI Group.................................      42,800      1,757,796
    Presidential Life.........................      15,900        302,736
    Prudential Financial......................      27,800      2,034,682
    Republic Bancorp..........................      29,560        351,764
    RLI.......................................       9,200        458,804
  + Sierra Health Services....................       6,400        511,744
    Sterling Bancshares.......................      24,200        373,648
  + Stifel Financial..........................      10,000        375,900
    TierOne...................................      16,100        473,501
  + Triad Guaranty............................       6,700        294,733
    Trustmark.................................      15,600        428,532
    U.S. Bancorp..............................     132,400      3,957,436
  + United America Indemnity..................      17,200        315,792
    UnitedHealth Group........................      49,000      3,044,860

                                Managed Fund- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                NUMBER OF       MARKET
                                                  SHARES        VALUE
                                                               (U.S. $)
    COMMON STOCK (CONTINUED)
    FINANCE (CONTINUED)
  + WellPoint.................................      36,200   $  2,888,398
    Wells Fargo...............................      18,900      1,187,487
    West Coast Bancorp Oregon.................      16,800        444,360
                                                             ------------
                                                               82,943,781
                                                             ------------
    HEALTH CARE-8.00%
    Abbott Laboratories.......................      41,400      1,632,402
  + Adolor....................................      20,400        297,840
  + Alkermes..................................      19,300        369,016
  + American Healthways.......................       9,900        447,975
  + Amgen.....................................      58,300      4,597,538
  + Applera Corp-Celera Genomics..............      28,400        311,264
  + Apria Healthcare Group....................       9,500        229,045
    Becton, Dickinson.........................      22,300      1,339,784
  + Bio-Rad Laboratories Class A..............       5,400        353,376
    Biomet....................................      26,800        980,076
  + Candela...................................      35,900        518,396
  + Digene....................................      14,200        414,214
  + Express Scripts Class A...................      22,500      1,885,500
  + First Horizon Pharmaceutical..............      21,400        369,150
  + Gen-Probe.................................       6,500        317,135
  + Genentech.................................      22,900      2,118,250
  + Geron.....................................      36,200        311,682
  + Gilead Sciences...........................      32,000      1,684,160
  + Immunogen.................................      47,200        242,136
    Johnson & Johnson.........................      93,400      5,613,340
  + Kensey Nash...............................      12,600        277,578
  + LifePoint Hospitals.......................       7,300        273,750
  + Medarex...................................      33,000        457,050
    Medtronic.................................      54,600      3,143,322
    Mentor....................................       8,300        382,464
  + MGI PHARMA................................      19,600        336,336
  + Myogen....................................      11,900        358,904
  + Noven Pharmaceuticals.....................      21,700        328,321
    Owens & Minor.............................      11,100        305,583
    Pfizer....................................     234,100      5,459,212
  + Pharmion..................................      18,200        323,414
    PolyMedica................................       7,600        254,372
    Quest Diagnostics.........................      19,800      1,019,304
  + Res-Care..................................      28,300        491,571
  + Serologicals..............................      17,200        339,528
  + Sybron Dental Specialties.................      10,700        425,967
  + Techne....................................       6,000        336,900
  + Telik.....................................      18,600        316,014
  + United Therapeutics.......................       7,700        532,224
    Vital Signs...............................       4,800        205,536
    West Pharmaceutical Services..............      15,400        385,462
    Wyeth.....................................      62,500      2,879,375
  + Zimmer Holdings...........................      13,000        876,720
                                                             ------------
                                                               43,741,186
                                                             ------------

                                                NUMBER OF       MARKET
                                                  SHARES        VALUE
                                                               (U.S. $)
    COMMON STOCK (CONTINUED)
    MEDIA-2.21%
  + 4Kids Entertainment.......................      16,800   $    263,592
  + Comcast Class A...........................      35,300        916,388
  + Comcast Special Class A...................      23,800        611,422
    Disney (Walt).............................      75,900      1,819,323
    infoUSA...................................      22,900        250,297
    Journal Communications Class A............      16,100        224,595
    Knight-Ridder.............................      15,000        949,500
  + Mediacom Communications...................      60,700        333,243
  + Scholastic................................       7,100        202,421
    Time Warner...............................     210,800      3,676,352
    Viacom Class B............................      87,000      2,836,200
                                                             ------------
                                                               12,083,333
                                                             ------------
    REAL ESTATE-1.40%
    Brandywine Realty Trust...................      16,400        457,724
    Developers Diversified Realty.............      28,300      1,330,666
    Equity Inns...............................      28,600        387,530
    Equity Office Properties Trust............      39,100      1,185,903
    First Industrial Realty Trust.............       8,300        319,550
    Glimcher Realty Trust.....................      14,500        352,640
    Home Properties...........................       8,600        350,880
    Maguire Properties........................       9,800        302,820
    Nationwide Health Properties..............      17,000        363,800
    Pennsylvania Real Estate Investment
     Trust....................................       9,200        343,712
    Prentiss Properties Trust.................       8,800        357,984
    ProLogis..................................      26,100      1,219,392
    Senior Housing Properties Trust...........      19,500        329,745
    Shurgard Storage Centers Class A..........       6,200        351,602
                                                             ------------
                                                                7,653,948
                                                             ------------
    TECHNOLOGY-11.30%
    Adobe Systems.............................      43,100      1,592,976
  + AMIS Holdings.............................      27,300        290,745
    Anixter International.....................       8,700        340,344
    Applied Materials.........................     165,800      2,974,452
  + Artesyn Technologies......................      25,500        262,650
  + Axcelis Technologies......................      70,800        337,716
  + Blackboard................................      11,700        339,066
  + CACI International........................       6,900        395,922
  + Catapult Communications...................      21,400        316,506
  + Cisco Systems.............................     223,900      3,833,168
  + Cymer.....................................      13,300        472,283
  + Dell......................................      84,600      2,537,154
  + Digital River.............................       9,300        276,582
  + Digitas...................................      22,100        276,692
  + Dionex....................................       6,600        323,928
  + Dobson Communications Class A.............      49,600        372,000
  + DST Systems...............................      20,700      1,240,137
  + EarthLink.................................      31,100        345,521
  + eBay......................................      38,600      1,669,450
  + EMC.......................................     119,600      1,628,952
  + FileNet...................................      15,200        392,920
    Intel.....................................     231,600      5,780,761
    International Business Machines...........      47,400      3,896,280

                                Managed Fund- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                NUMBER OF       MARKET
                                                  SHARES        VALUE
                                                               (U.S. $)
    COMMON STOCK (CONTINUED)
    TECHNOLOGY (CONTINUED)
  + Internet Security Systems.................      14,000   $    293,300
  + iPayment..................................       5,700        236,664
  + j2 Global Communications..................       8,500        363,290
  + Juniper Networks..........................      62,000      1,382,600
  + KEMET.....................................      33,200        234,724
  + Kulicke & Soffa Industries................      32,500        287,300
  + Lexmark International Class A.............      38,600      1,730,438
    Linear Technology.........................      25,600        923,392
  + Mercury Computer Systems..................      22,200        457,986
    Microsoft.................................     242,900      6,351,835
  + Mips Technologies.........................      56,200        319,216
    Motorola..................................      47,200      1,066,248
  + MTC Technologies..........................       7,600        208,088
  + Multi-Fineline Electronix.................      12,100        582,857
    National Semiconductor....................      50,800      1,319,784
  + NETGEAR...................................      21,000        404,250
    Nokia ADR.................................      65,700      1,202,310
  + OmniVision Technologies...................      21,000        419,160
  + ON Semiconductor..........................      66,700        368,851
  + Oracle....................................      91,300      1,114,773
  + Palm......................................      14,700        467,460
  + Photronics................................      22,600        340,356
    Plantronics...............................       8,900        251,870
  + Progress Software.........................      13,300        377,454
    QUALCOMM..................................      67,000      2,886,360
    Quality Systems...........................       4,800        368,448
  + RadiSys...................................      23,300        404,022
  + Secure Computing..........................      31,100        381,286
  + SI International..........................      10,100        308,757
  + Skyworks Solutions........................      69,300        352,737
  + Tekelec...................................      34,100        473,990
  + Tessera Technologies......................      18,900        488,565
    Texas Instruments.........................      85,900      2,754,813
  + UbiquiTel.................................      33,500        331,315
    United Online.............................      19,700        280,134
  + Universal Electronics.....................      12,300        211,929
  + Varian Semiconductor Equipment............      10,700        470,051
  + Verint Systems............................       9,600        330,912
  + Viasat....................................      16,900        451,737
  + WebEx Communications......................      18,100        391,503
  + Wind River Systems........................      21,600        319,032
                                                             ------------
                                                               61,806,002
                                                             ------------
    TRANSPORTATION-0.55%
    Arkansas Best.............................       7,500        327,600
    FedEx.....................................      12,500      1,292,375
  + HUB Group.................................      13,000        459,550
    Pacer International.......................      19,000        495,140
  + Scs Transportation........................      20,200        429,250
                                                             ------------
                                                                3,003,915
                                                             ------------

                                                NUMBER OF       MARKET
                                                  SHARES        VALUE
                                                               (U.S. $)
    COMMON STOCK (CONTINUED)
    UTILITIES-1.39%
    Black Hills...............................      10,300   $    356,483
    Cascade Natural Gas.......................      15,500        302,405
    Dominion Resources........................      18,000      1,389,600
    Edison International......................      42,900      1,870,869
    Middlesex Water...........................      15,800        273,972
    Otter Tail................................      11,600        336,168
    PPL.......................................      36,900      1,084,860
    TXU.......................................      39,600      1,987,524
                                                             ------------
                                                                7,601,881
                                                             ------------
    TOTAL COMMON STOCK
     (COST $260,853,273)......................                363,096,998
                                                             ------------
                                                PRINCIPAL
                                                  AMOUNT
                                                 (U.S. $)
    CORPORATE BONDS-12.79%
    BANKING-1.45%
 -- Barclays Bank
     6.278% 12/29/49..........................  $  260,000        261,788
    Citigroup
     5.875% 2/22/33...........................     595,000        612,164
    Credit Suisse First Boston USA
     6.125% 11/15/11..........................     790,000        830,315
    Marshall & Ilsley
     3.95% 8/14/09............................     690,000        671,551
  # Mizuho Financial Group 144A
     5.79% 4/15/14............................     340,000        351,821
    Popular North America
     4.25% 4/1/08.............................     480,000        471,036
    Popular North America Capital Trust I
     6.564% 9/15/34...........................     355,000        366,316
 -- # Rabobank Capital Funding II 144A
     5.26% 12/29/49...........................     540,000        535,850
    Regions Financial
 --  4.38% 8/8/08.............................     325,000        325,176
     6.375% 5/15/12...........................     645,000        691,783
 -- # Resona Bank 144A
     5.85% 9/29/49............................     550,000        548,722
 -- # Resona Preferred Global Securities 144A
     7.191% 12/29/49..........................   1,140,000      1,211,591
 -- # Skandinaviska Enskilda 144A
     8.125% 9/29/49...........................     350,000        357,829
 -- # Sumitomo Mitsui 144A
     5.625% 7/29/49...........................     700,000        698,677
                                                             ------------
                                                                7,934,619
                                                             ------------
    BASIC INDUSTRY-0.33%
    Barrick Gold Finance
     7.50% 5/1/07.............................     390,000        401,487
  # Codelco 144A
     5.625% 9/21/35...........................     320,000        319,924
    Lubrizol
     4.625% 10/1/09...........................     355,000        348,239

                                Managed Fund- 7

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                PRINCIPAL       MARKET
                                                  AMOUNT        VALUE
                                                 (U.S. $)      (U.S. $)
    CORPORATE BONDS (CONTINUED)
    BASIC INDUSTRY (CONTINUED)
    Newmont Gold
     8.91% 1/5/09.............................  $   70,193   $     72,964
    Stone Container
     9.25% 2/1/08.............................     180,000        185,400
     9.75% 2/1/11.............................     495,000        502,425
                                                             ------------
                                                                1,830,439
                                                             ------------
    BROKERAGE-0.44%
    AMVESCAP
     4.50% 12/15/09...........................     260,000        255,347
    E Trade Financial
     8.00% 6/15/11............................      25,000         26,125
  # E Trade Group 144A
     8.00% 6/15/11............................      80,000         83,600
    Franklin Resources
     3.70% 4/15/08............................     460,000        448,599
    Goldman Sachs
     6.345% 2/15/34...........................     525,000        553,380
    Morgan Stanley
     4.75% 4/1/14.............................     260,000        249,776
     5.05% 1/21/11............................     270,000        270,378
     5.375% 10/15/15..........................     500,000        501,428
                                                             ------------
                                                                2,388,633
                                                             ------------
    CAPITAL GOODS-0.19%
    General Electric
     5.00% 2/1/13.............................     790,000        790,755
    York International
     6.625% 8/15/06...........................     230,000        231,847
                                                             ------------
                                                                1,022,602
                                                             ------------
    COMMUNICATIONS-1.66%
    BellSouth
     4.20% 9/15/09............................     310,000        301,383
     6.00% 11/15/34...........................      90,000         90,226
    Citizens Communications
     9.25% 5/15/11............................     330,000        365,475
    Comcast Corporate
     6.50% 11/15/35...........................     630,000        644,138
    Cox Communications
     4.625% 1/15/10...........................     370,000        358,503
    CSC Holdings
     8.125% 7/15/09...........................     145,000        147,175
     10.50% 5/15/16...........................     170,000        181,050
    GTE California
     7.65% 3/15/07............................     675,000        691,985
 -- Liberty Media
     5.991% 9/17/06...........................     293,000        295,069
    MCI
     6.908% 5/1/07............................     200,000        202,000
     7.688% 5/1/09............................     330,000        341,550
  # News America 144A
     6.40% 12/15/35...........................     340,000        343,842
    Nextel Communications
     6.875% 10/31/13..........................     500,000        522,042

                                                PRINCIPAL       MARKET
                                                  AMOUNT        VALUE
                                                 (U.S. $)      (U.S. $)
    CORPORATE BONDS (CONTINUED)
    COMMUNICATIONS (CONTINUED)
    SBC Communications
     4.125% 9/15/09...........................  $  450,000   $    434,897
     6.15% 9/15/34............................     595,000        599,668
    Sprint Capital
     4.78% 8/17/06............................     305,000        304,801
     8.75% 3/15/32............................     555,000        738,761
    Telecom Italia Capital
     4.00% 1/15/10............................     305,000        290,762
    Telefonos de Mexico
     4.50% 11/19/08...........................     480,000        472,512
     8.25% 1/26/06............................     150,000        150,675
    THOMSON
     5.75% 2/1/08.............................     365,000        370,367
    Time Warner Entertainment
     8.375% 3/15/23...........................     260,000        301,366
    Verizon Global
     4.90% 9/15/15............................      85,000         82,437
     5.85% 9/15/35............................     165,000        159,553
    Verizon Wireless
     5.375% 12/15/06..........................     675,000        677,377
                                                             ------------
                                                                9,067,614
                                                             ------------
    CONSUMER CYCLICAL-1.30%
    Centex
 --  4.50% 8/1/07.............................     360,000        360,012
     4.875% 8/15/08...........................     685,000        678,897
    Corrections Corporation of America
     7.50% 5/1/11.............................     115,000        119,600
 -- DaimlerChrysler NA
     4.78% 10/31/08...........................     500,000        500,672
    DR Horton
     5.25% 2/15/15............................     440,000        414,101
    Ford Motor
     7.45% 7/16/31............................     190,000        130,150
    Ford Motor Credit
     5.625% 10/1/08...........................     260,000        228,276
     5.70% 1/15/10............................     375,000        319,048
     6.625% 6/16/08...........................     365,000        331,255
    General Motors
     8.375% 7/15/33...........................     245,000        162,925
    General Motors Acceptance Corporation
     6.75% 12/1/14............................     610,000        549,653
     6.875% 9/15/11...........................     535,000        488,447
    Johnson Controls
     5.00% 11/15/06...........................     145,000        144,773
    Kohl's
     7.25% 6/1/29.............................     355,000        401,884
    Lodgenet Entertainment
     9.50% 6/15/13............................     230,000        251,275
    May Department Stores
     3.95% 7/15/07............................     560,000        550,861

                                Managed Fund- 8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                PRINCIPAL       MARKET
                                                  AMOUNT        VALUE
                                                 (U.S. $)      (U.S. $)
    CORPORATE BONDS (CONTINUED)
    CONSUMER CYCLICAL (CONTINUED)
    MGM MIRAGE
     9.75% 6/1/07.............................  $  260,000   $    275,275
  # Neiman Marcus 144A
     10.375% 10/15/15.........................     155,000        158,294
    Time Warner
     8.18% 8/15/07............................     650,000        680,176
    Visteon
     8.25% 8/1/10.............................     425,000        363,375
                                                             ------------
                                                                7,108,949
                                                             ------------
    CONSUMER NON-CYCLICAL-1.15%
    Amgen
     4.00% 11/18/09...........................      97,000         94,145
    Baxter International
     5.196% 2/16/08...........................     280,000        280,963
    HCA
     5.50% 12/1/09............................     370,000        367,275
    Kraft Foods
     4.125% 11/12/09..........................     675,000        653,742
     6.50% 11/1/31............................     135,000        149,006
    Kroger Company
     6.375% 3/1/08............................     330,000        336,895
    Medco Health Solutions
     7.25% 8/15/13............................     475,000        522,566
    MedPartners
     7.375% 10/1/06...........................     730,000        742,776
  # Medtronic 144A
     4.75% 9/15/15............................     295,000        287,269
  # Miller Brewing 144A
     5.50% 8/15/13............................   1,185,000      1,209,746
    Safeway
     6.15% 3/1/06.............................     230,000        230,097
    Universal
     6.50% 2/15/06............................     245,000        245,489
    UST
     6.625% 7/15/12...........................     330,000        343,599
    WellPoint
     4.25% 12/15/09...........................     210,000        204,731
    Wyeth
     5.50% 2/1/14.............................     340,000        344,961
  # Wyeth 144A
     6.00% 2/15/36............................     270,000        279,023
                                                             ------------
                                                                6,292,283
                                                             ------------
    ELECTRIC-1.70%
    Ameren
     4.263% 5/15/07...........................     500,000        492,999
    Appalachian Power
     4.40% 6/1/10.............................     815,000        791,706
    Arizona Public Service
     5.50% 9/1/35.............................     290,000        275,334
    Avista
     7.75% 1/1/07.............................     380,000        389,459
     9.75% 6/1/08.............................     315,000        345,400

                                                PRINCIPAL       MARKET
                                                  AMOUNT        VALUE
                                                 (U.S. $)      (U.S. $)
    CORPORATE BONDS (CONTINUED)
    ELECTRIC (CONTINUED)
 -- Avista Capital Trust III
     6.50% 4/1/34.............................  $  140,000   $    141,260
    CC Fund Trust I
     6.90% 2/16/07............................     295,000        300,755
    Detroit Edison
     5.70% 10/1/37............................     785,000        775,724
 -- Dominion Resources
     4.819% 9/28/07...........................     525,000        525,492
    Duke Capital
     4.331% 11/16/06..........................     165,000        163,886
     5.668% 8/15/14...........................     415,000        419,244
    FPL Group Capital
     4.086% 2/16/07...........................     160,000        158,448
    National Rural Utilities Cooperative
     Finance
     3.875% 2/15/08...........................     570,000        558,003
    Oncor Electric Delivery
     7.00% 5/1/32.............................     175,000        199,749
    Pepco Holdings
     5.50% 8/15/07............................     445,000        447,864
  # Power Contract Financing 144A
     5.20% 2/1/06.............................     142,178        142,210
     6.256% 2/1/10............................     615,000        624,393
    PSEG Energy Holdings
     7.75% 4/16/07............................     380,000        395,200
    PSEG Funding Trust
     5.381% 11/16/07..........................     660,000        661,297
 -- SCANA
     4.56% 3/1/08.............................     355,000        355,452
    Southern California Edison
 --  4.555% 12/13/07..........................     395,000        395,188
     5.75% 4/1/35.............................     440,000        452,549
    Southern Capital Funding
     5.30% 2/1/07.............................     225,000        224,985
    TECO Energy
     7.20% 5/1/11.............................      35,000         37,100
                                                             ------------
                                                                9,273,697
                                                             ------------
    EMERGING MARKETS-0.15%
  # Southern Peru 144A
     7.50% 7/27/35............................     835,000        834,072
                                                             ------------
                                                                  834,072
                                                             ------------
    ENERGY-0.23%
  # Canadian Oil Sands 144A
     4.80% 8/10/09............................     380,000        374,417
  # Kinder Morgan 144A
     5.35% 1/5/11.............................     190,000        190,479
    Nexen
     5.875% 3/10/35...........................     310,000        305,880
    USX
     9.125% 1/15/13...........................     325,000        399,084
                                                             ------------
                                                                1,269,860
                                                             ------------

                                Managed Fund- 9

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                PRINCIPAL       MARKET
                                                  AMOUNT        VALUE
                                                 (U.S. $)      (U.S. $)
    CORPORATE BONDS (CONTINUED)
    FINANCE-0.80%
    American General Finance
     4.875% 7/15/12...........................  $  470,000   $    459,777
     5.40% 12/1/15............................     640,000        639,182
    General Electric Capital
     6.75% 3/15/32............................     100,000        117,775
 -- HSBC Finance Capital Trust IX
     5.911% 11/30/35..........................     600,000        606,230
    International Lease Finance
     4.625% 6/2/08............................      25,000         24,766
    Nuveen Investments
     5.00% 9/15/10............................     490,000        482,624
    Residential Capital
 --  5.67% 11/21/08...........................     270,000        270,568
     6.125% 11/21/08..........................     490,000        491,512
     6.375% 6/30/10...........................     261,000        265,462
     6.875% 6/30/15...........................     980,000      1,043,155
                                                             ------------
                                                                4,401,051
                                                             ------------
    FINANCE-OTHER-0.14%
 -- Berkshire Hathaway
     4.165% 1/11/08...........................     220,000        220,351
 -- # Premium Asset Trust Series 2005-2 144A
     4.374% 2/2/07............................     535,000        533,997
                                                             ------------
                                                                  754,348
                                                             ------------
    INSURANCE-1.70%
    Ambac Financial Group
     5.95% 12/5/35............................     310,000        318,562
  # American International Group 144A
     5.05% 10/1/15............................     360,000        353,986
  # Farmers Insurance Exchange 144A
     6.00% 8/1/14.............................     375,000        381,611
     8.625% 5/1/24............................   1,125,000      1,368,917
 -- ING Groep NV
     5.775% 12/29/49..........................     255,000        258,928
    Marsh & McLennan
 --  4.27% 7/13/07............................     525,000        523,535
     5.15% 9/15/10............................     475,000        472,327
     5.375% 3/15/07...........................     580,000        581,305
     5.375% 7/15/14...........................      50,000         49,294
     5.75% 9/15/15............................     251,000        253,484
    MetLife
     5.00% 6/15/15............................     325,000        319,355
     5.70% 6/15/35............................     180,000        181,311
  # Nippon Life Insurance 144A
     4.875% 8/9/10............................     570,000        561,757
S -- # North Front Pass-Through Trust 144A
     5.81% 12/15/24...........................     700,000        701,859
 -- # Oil Insurance 144A
     5.15% 8/15/33............................   1,060,000      1,052,978
    St. Paul Travelers
     5.01% 8/16/07............................     570,000        569,950

                                                PRINCIPAL       MARKET
                                                  AMOUNT        VALUE
                                                 (U.S. $)      (U.S. $)
    CORPORATE BONDS (CONTINUED)
    INSURANCE (CONTINUED)
S -- # Twin Reefs Pass-Through Trust 144A
     5.36% 12/31/49...........................  $  500,000   $    500,535
    Willis Group
     5.125% 7/15/10...........................     375,000        374,244
     5.625% 7/15/15...........................     450,000        450,647
                                                             ------------
                                                                9,274,585
                                                             ------------
    NATURAL GAS-0.79%
    Atmos Energy
     4.00% 10/15/09...........................     415,000        398,338
 --  4.525% 10/15/07..........................     440,000        440,691
  # Caithness Coso Funding 144A
     5.489% 6/15/19...........................     460,000        457,505
    Enterprise Products Operating
     4.00% 10/15/07...........................     270,000        264,470
     4.625% 10/15/09..........................     360,000        351,422
    Oneok
     5.51% 2/16/08............................     455,000        457,025
    Sempra Energy
     4.621% 5/17/07...........................     530,000        526,417
 --  4.84% 5/21/08............................     490,000        491,240
    Valero Logistics Operations
     6.05% 3/15/13............................     565,000        584,519
  # Williams Gas Pipelines Central 144A
     7.375% 11/15/06..........................     320,000        327,845
                                                             ------------
                                                                4,299,472
                                                             ------------
    REAL ESTATE-0.09%
    Developers Diversified Realty
     4.625% 8/1/10............................     445,000        431,503
     5.375% 10/15/12..........................      60,000         59,178
                                                             ------------
                                                                  490,681
                                                             ------------
    TECHNOLOGY-0.13%
    Motorola
     4.608% 11/16/07..........................     730,000        725,762
                                                             ------------
                                                                  725,762
                                                             ------------
    TRANSPORTATION-0.54%
    American Airlines
     6.817% 5/23/11...........................     405,000        386,872
    Continental Airlines
     6.503% 6/15/11...........................     550,000        540,716
 -- CSX
     4.561% 8/3/06............................     306,000        306,467
  # Erac USA Finance 144A
     7.35% 6/15/08............................   1,420,000      1,490,918
    United Air Lines
     7.73% 7/1/10.............................     234,820        233,704
                                                             ------------
                                                                2,958,677
                                                             ------------
    TOTAL CORPORATE BONDS
     (COST $69,473,168).......................                 69,927,344
                                                             ------------

                                Managed Fund- 10

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                PRINCIPAL       MARKET
                                                  AMOUNT        VALUE
                                                 (U.S. $)      (U.S. $)
    U.S. TREASURY OBLIGATIONS-5.48%
    U.S. Treasury Bond
     5.375% 2/15/31...........................  $5,270,000   $  5,921,340
    U.S. Treasury Inflation Index Notes
     0.875% 4/15/10...........................   1,408,903      1,339,834
     1.875% 7/15/15...........................     614,430        604,446
     2.00% 1/15/14............................     161,700        160,835
     3.00% 7/15/12............................   2,077,181      2,196,945
    U.S. Treasury Notes
     3.75% 3/31/07............................   6,440,000      6,387,173
     4.125% 8/15/10...........................     510,000        505,139
     4.25% 10/15/10...........................     255,000        253,745
     4.375% 11/15/08..........................      10,000         10,005
     4.375% 12/15/10..........................     200,000        200,219
     4.50% 11/15/15...........................   9,035,000      9,111,942
 ## U.S. Treasury Strip
     4.199% 11/15/13..........................   4,645,000      3,280,188
                                                             ------------
    TOTAL U.S. TREASURY OBLIGATIONS
     (COST $29,580,741).......................                 29,971,811
                                                             ------------
 =/ COMMERCIAL PAPER-4.33%
    Fountain Square
     4.389% 2/13/06...........................   5,500,000      5,471,358
    National Rural Utilities
     4.321% 1/20/06...........................   5,000,000      4,988,626
    Steamboat Funding
     4.377% 1/4/06............................   5,000,000      4,998,179
    Three Pillars
     4.26% 1/3/06.............................   8,200,000      8,198,059
                                                             ------------
    TOTAL COMMERCIAL PAPER (COST
     $23,656,222).............................                 23,656,222
                                                             ------------
    NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS-3.75%
 -- American Home Mortgage Investment Trust
     Series 2004-2 4A2
     3.635% 2/25/44...........................     208,771        208,346
    Banc of America Mortgage Securities
 --  Series 2003-D 1A2
     3.428% 5/25/33...........................      21,954         21,981
 --  Series 2003-I 2A4
     3.828% 10/25/33..........................     516,232        513,208
 --  Series 2004-A 1A1
     3.459% 2/25/34...........................     202,751        201,421
     Series 2005-9 2A1
     4.75% 10/25/20...........................     638,861        624,033
 --  Series 2005-B 2A1
     4.399% 3/25/35...........................     293,301        287,672
 --  Series 2005-E 2A1
     4.983% 6/25/35...........................     144,492        142,987
 --  Series 2005-F 2A3
     4.732% 7/25/35...........................     644,365        635,706
 --  Series 2005-I 2A1
     4.89% 10/25/35...........................     968,463        956,320

                                                PRINCIPAL       MARKET
                                                  AMOUNT        VALUE
                                                 (U.S. $)      (U.S. $)
    NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
    Bank of America Alternative Loan Trust
     Series 2003-10 2A1
     6.00% 12/25/33...........................  $  490,037   $    492,028
     Series 2004-2 1A1
     6.00% 3/25/34............................     460,658        462,530
     Series 2004-10 1CB1
     6.00% 11/25/34...........................      40,656         41,095
     Series 2004-11 1CB1
     6.00% 12/25/34...........................     682,752        690,108
     Series 2005-9 5A1
     5.50% 10/25/20...........................     277,624        277,276
 -- Bear Stearns Adjustable Rate Mortgage
     Trust
     Series 2005-7 1A2
     4.75% 8/25/35............................     214,799        210,335
     Series 2005-10 A1
     4.75% 10/25/35...........................     407,987        403,933
    Countrywide Alternative Loan Trust
     Series 2004-28CB 6A1
     6.00% 1/25/35............................     779,460        782,968
 --  Series 2004-J7 1A2
     4.673% 8/25/34...........................     379,667        378,298
 --  Series 2005-63 3A1
     5.909% 11/25/35..........................     697,871        701,143
    Credit Suisse First Boston Mortgage
     Securities
     Series 2004-1 3A1
     7.00% 2/25/34............................     116,750        118,872
    First Horizon Alternative Mortgage
     Securities
     Series 2004-FA1 1A1
     6.25% 10/25/34...........................     639,967        647,722
    First Horizon Asset Securities
     Series 2003-5 1A17
     8.00% 7/25/33............................     153,368        160,443
 --  Series 2004-AR5 4A1
     5.686% 10/25/34..........................     309,364        309,642
  # GSMPS Mortgage Loan Trust 144A
     Series 1998-3 A
     7.75% 9/19/27............................     146,604        154,160
     Series 1999-3 A
     8.00% 8/19/29............................     257,845        272,911
     Series 2005-RP1 1A3
     8.00% 1/25/35............................     481,673        512,045
     Series 2005-RP1 1A4
     8.50% 1/25/35............................     467,431        504,433
 -- Indymac Index Mortgage Loan Trust
     Series 2004-AR4 1A
     4.63% 8/25/34............................     240,297        239,973
 -- JPMorgan Mortgage Trust
     Series 2005-A2 2A1
     4.727% 4/25/35...........................     283,580        281,719
     Series 2005-A6 1A2
     5.155% 9/25/35...........................     660,000        656,522

                                Managed Fund- 11

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                PRINCIPAL       MARKET
                                                  AMOUNT        VALUE
                                                 (U.S. $)      (U.S. $)
    NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
    Lehman Mortgage Trust
     Series 2005-2 2A3
     5.50% 12/25/35...........................  $  532,574   $    535,071
 -- MASTR Adjustable Rate Mortgages Trust
     Series 2003-6 1A2
     2.909% 12/25/33..........................     446,046        443,522
    MASTR Alternative Loans Trust
     Series 2003-6 3A1
     8.00% 9/25/33............................     107,161        109,533
     Series 2003-9 1A1
     5.50% 12/25/18...........................     475,889        476,484
  # MASTR Reperforming Loan Trust
     Series 2005-1 1A5 144A
     8.00% 8/25/34............................     452,585        480,109
  # MASTR Specialized Loan Trust
     Series 2005-2 A2 144A
     5.15% 7/25/35............................     348,277        343,227
 -- MLCC Mortgage Investors
     Series 2005-1 1A
     4.739% 4/25/35...........................     368,142        365,841
    Nomura Asset Acceptance
 --  Series 2004-AP2 A2
     4.099% 7/25/34...........................      23,503         23,434
     Series 2005-WF1 2A2
     4.786% 3/25/35...........................     670,000        661,791
    Prime Mortgage Trust
     Series 2004-2 A2
     4.75% 11/25/19...........................     501,900        491,736
    Residential Asset Mortgage Products
     Series 2004-SL4 A3
     6.50% 7/25/32............................     303,511        310,329
 -- Structured Adjustable Rate Mortgage Loan
     Trust
     Series 2004-18 5A
     5.50% 12/25/34...........................     313,219        311,849
 -- Structured Asset Securities
     Series 2002-22H 1A
     6.983% 11/25/32..........................      83,579         85,040
 -- Thornburg Mortgage Securities Trust
     2005-3 A1
     4.609% 10/25/35..........................     188,352        188,370
  S Washington Mutual Alternative Mortgage
     Pass-Through Certificates
     Series 2005-9 3CB
     5.50% 10/25/20...........................     623,556        624,336
    Washington Mutual
 --  Series 2003-AR4 A7
     3.95% 5/25/33............................     191,142        186,954
 --  Series 2003-AR9 1A7
     4.053% 9/25/33...........................     324,576        318,447
     Series 2004-CB3 4A
     6.00% 10/25/19...........................     328,926        334,888
 --  Series 2005-AR3 A1
     4.65% 3/25/35............................     734,974        723,674

                                                PRINCIPAL       MARKET
                                                  AMOUNT        VALUE
                                                 (U.S. $)      (U.S. $)
    NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
 -- Wells Fargo Mortgage Backed Securities
     Trust
     Series 2004-DD 2A3
     4.521% 1/25/35...........................  $  415,000   $    407,960
     Series 2004-I 1A1
     3.39% 7/25/34............................     553,496        553,603
     Series 2004-T A1
     3.451% 9/25/34...........................     394,454        394,237
     Series 2005-AR16 2A1
     4.944% 10/25/35..........................     222,814        221,594
                                                             ------------
    TOTAL NON-AGENCY COLLATERALIZED MORTGAGE
     OBLIGATIONS
     (COST $20,728,430).......................                 20,481,859
                                                             ------------
    COMMERCIAL MORTGAGE-BACKED SECURITIES-1.83%
    Banc of America Commercial Mortgage
     Securities
     Series 2004-5 A3
     4.561% 11/10/41..........................     330,000        320,699
     Series 2005-1 A3
     4.877% 11/10/42..........................     215,000        213,366
  # Bear Stearns Commercial Mortgage
     Securities
     Series 2004-ESA E 144A
     5.064% 5/14/16...........................     465,000        465,715
 -- Citigroup/Deutsche Bank Commercial
     Mortgage Trust
     Series 2005-CD1 AJ
     5.225% 7/15/44...........................     175,000        174,843
 S# Commercial Mortgage Pass-Through
     Certificates
     Series 2001-J1A A2 144A
     6.457% 2/14/34...........................     315,649        331,051
  # Crown Castle Towers
     Series 2005-1A C 144A
     5.074% 6/15/35...........................     225,000        220,923

                                Managed Fund- 12

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                PRINCIPAL       MARKET
                                                  AMOUNT        VALUE
                                                 (U.S. $)      (U.S. $)
    COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
    GE Capital Commercial Mortgage Trust
     Series 2002-1A A3
     6.269% 12/10/35..........................  $  120,000   $    127,110
     Series 2005-C2 A2
     4.706% 5/10/43...........................     220,000        216,868
     Series 2005-C3 A3FX
     4.863% 7/10/45...........................     270,000        267,587
 --  Series 2005-C4 A2
     5.305% 11/10/45..........................     615,000        620,958
    General Motors Acceptance Corporation
     Commercial Mortgage Securities
     Series 1998-C2 A2
     6.42% 5/15/35............................      72,581         74,738
    Greenwich Capital Commercial Funding
     Series 2005-GG3 A2
     4.305% 8/10/42...........................      65,000         63,294
     Series 2005-GG5 A2
     5.117% 4/10/37...........................     585,000        586,420
  # Hilton Hotel Pool Trust
     Series 2000 HLTA A1 144A
     7.055% 10/3/15...........................     157,426        165,482
    JPMorgan Chase Commercial Mortgage
     Securities
     Series 2002-C1 A3
     5.376% 7/12/37...........................     310,000        314,300
     Series 2003-C1 A2
     4.985% 1/12/37...........................     580,000        575,710
 --  Series 2005-CB11 A4
     5.335% 8/12/37...........................     740,000        746,624
    LB-UBS Commercial Mortgage Trust
     Series 2002-C1 A4
     6.462% 3/15/31...........................     485,000        519,784
     Series 2005-C5 A2
     4.885% 9/15/30...........................     600,000        595,695
  # Merrill Lynch Mortgage Trust 144A
     Series 2002-MW1 J
     5.695% 7/12/34...........................     275,000        266,136
     Series 2005-GGP1 E
     4.33% 11/15/10...........................     100,000         98,710
     Series 2005-GGP1 F
     4.35% 11/15/10...........................     100,000         98,659
    Merrill Lynch Mortgage Trust
 --  Series 2004-BPC1 A3
     4.467% 10/12/41..........................     225,000        217,436
     Series 2005-CIP1 A2
     4.96% 7/12/38............................     930,000        924,690
 --  Series 2005-CIP1 B
     5.101% 7/12/38...........................     190,000        188,350
    Morgan Stanley Capital I
     Series 2005-HQ6 A2A
     4.882% 8/13/42...........................     260,000        258,081
 --  Series 2005-HQ7 A4
     5.205% 11/14/42..........................     315,000        317,625

                                                PRINCIPAL       MARKET
                                                  AMOUNT        VALUE
                                                 (U.S. $)      (U.S. $)
    COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
 -- # STRIPs III
     Series 2003-1A 144A
     3.308% 3/24/18...........................  $  701,303   $    674,840
  # Tower
     Series 2004-2A A 144A
     4.232% 12/15/14..........................     395,000        381,786
                                                             ------------
    TOTAL COMMERCIAL MORTGAGE-BACKED
     SECURITIES
     (COST $10,134,416).......................                 10,027,480
                                                             ------------
    MUNICIPAL BONDS-1.30%
    California State
     5.00% 2/1/33.............................     265,000        272,481
    California State Economic Recovery
     Series A
     5.25% 7/1/13.............................     235,000        258,916
    California State University Systemwide
     Revenue
     Series A
     5.00% 11/1/30 (AMBAC)....................     305,000        320,659
    Colorado Department of Transportation
     Revenue
     Series B
     5.00% 12/15/13 (FGIC)....................   1,055,000      1,147,037
 -- Forsyth, Montana Pollution Control Revenue
     (Portland General Project)
     Series A
     5.20% 5/1/33.............................     405,000        419,540
    Fulton County, Georgia Water & Sewer
     Revenue
     5.25% 1/1/35 (FGIC)......................     695,000        741,975
sec. Golden State, California Tobacco
     Securitization Corporation Settlement
     Revenue
     Series B
     5.50% 6/1/43-13..........................     300,000        333,882
    Illinois State Taxable Pension
     5.10% 6/1/33.............................     420,000        413,700
    Massachusetts Health & Education
     Facilities Authority Revenue
     Series A
     5.00% 7/15/36............................     495,000        521,879
    New Jersey Economic Development Authority
     Revenue Cigarette Tax
     5.75% 6/15/29............................     320,000        338,755
    New York State Sales Tax Asset Receivables
     Series A
     5.25% 10/15/27 (AMBAC)...................     420,000        454,843
    New York State Urban Development
     Series A-1
     5.25% 3/15/34 (FGIC).....................     310,000        331,759
    Oregon State Taxable Pension
     5.892% 6/1/27............................     485,000        524,935

                                Managed Fund- 13

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                PRINCIPAL       MARKET
                                                  AMOUNT        VALUE
                                                 (U.S. $)      (U.S. $)
    MUNICIPAL BONDS (CONTINUED)
    West Virginia Economic Development
     Authority
     5.37% 7/1/20 (MBIA)......................  $  145,000   $    149,353
     6.07% 7/1/26.............................     530,000        560,014
    Wisconsin State General Taxable Revenue
     Series A
     5.70% 5/1/26 (FSA).......................     305,000        323,858
                                                             ------------
    TOTAL MUNICIPAL BONDS
     (COST $6,891,542)........................                  7,113,586
                                                             ------------
    AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS-1.18%
    Fannie Mae Grantor Trust
     Series 2001-T8 A2
     9.50% 7/25/41............................     189,244        205,768
    Fannie Mae
     Series 2003-122 AJ
     4.50% 2/25/28............................     258,683        253,101
     Series 2005-110 MB
     5.50% 9/25/35............................     500,000        504,171
    Fannie Mae Whole Loan
     Series 2004-W3 A2
     3.75% 5/25/34............................     740,000        731,627
     Series 2004-W9 2A1
     6.50% 2/25/44............................     406,370        416,234
    Freddie Mac
     Series 2550 QX
     4.75% 6/15/27............................     295,000        293,725
     Series 2662 MA
     4.50% 10/15/31...........................     472,361        463,916
     Series 2872 GC
     5.00% 11/15/29...........................     410,000        402,600
     Series 2890 PC
     5.00% 7/15/30............................     575,000        565,157
     Series 2915 KP
     5.00% 11/15/29...........................     340,000        334,094
     Series 3022 MB
     5.00% 12/15/28...........................     615,000        608,358
     Series 3063 PC
     5.00% 2/15/29............................     550,000        542,947
  S Freddie Mac Structured Pass-Through
     Securities
     Series T-58 2A
     6.50% 9/25/43............................     319,896        327,726
    GNMA
     Series 2002-61 BA
     4.648% 3/16/26...........................     356,560        353,095
     Series 2002-62 B
     4.763% 1/16/25...........................     460,000        456,267
                                                             ------------
    TOTAL AGENCY COLLATERALIZED MORTGAGE
     OBLIGATIONS
     (COST $6,534,357)........................                  6,458,786
                                                             ------------

                                                PRINCIPAL       MARKET
                                                  AMOUNT        VALUE
                                                 (U.S. $)      (U.S. $)
    AGENCY MORTGAGE-BACKED SECURITIES-1.14%
    Fannie Mae
     5.73% 12/1/08............................  $  343,467   $    349,800
     6.50% 8/1/17.............................     247,028        253,435
    Fannie Mae Relocation 15 yr
     4.00% 9/1/20.............................     906,296        868,344
    Fannie Mae Relocation 30 yr
     4.00% 3/1/35.............................     458,416        420,453
     5.00% 1/1/34.............................     286,641        280,371
     5.00% 10/1/35............................     241,819        236,076
    Fannie Mae S.F. 15 yr
     6.00% 4/1/17.............................     278,827        285,101
    Fannie Mae S.F. 15 yr TBA
     4.50% 1/1/21.............................     900,000        875,812
     5.00% 1/1/21.............................      80,000         79,150
    Fannie Mae S.F. 30 yr
     5.50% 3/1/29.............................     541,196        537,645
     5.50% 4/1/29.............................     371,092        368,656
     7.50% 6/1/31.............................      85,727         89,879
    Fannie Mae S.F. 30 yr TBA
     5.00% 1/1/36.............................     395,000        382,780
 -- Freddie Mac ARM
     3.733% 4/1/34............................     323,414        325,233
    Freddie Mac Relocation 30 yr
     5.00% 9/1/33.............................     595,533        584,553
    Freddie Mac S.F. 15 yr
     4.00% 2/1/14.............................     253,761        243,135
    Freddie Mac S.F. 30 yr
     7.00% 11/1/33............................      14,337         14,942
    GNMA S.F. 30 yr
     7.50% 1/15/32............................      40,640         42,761
                                                             ------------
    TOTAL AGENCY MORTGAGE-BACKED SECURITIES
     (COST $6,268,258)........................                  6,238,126
                                                             ------------
    NON-AGENCY ASSET-BACKED SECURITIES-1.01%
    Capital One Auto Finance Trust
     Series 2005-C A3
     4.61% 7/15/10............................     355,000        353,419
  # Cendant Timeshare Receivables Funding
     Series 2004-1A A1 144A
     3.67% 5/20/16............................     192,683        187,602
    Citibank Credit Card Issuance Trust
     Series 2003-A7 A7
     4.15% 7/7/17.............................     370,000        349,553
     Series 2005-A7 A7
     4.75% 10/22/12...........................     475,000        472,922

                                Managed Fund- 14

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                PRINCIPAL       MARKET
                                                  AMOUNT        VALUE
                                                 (U.S. $)      (U.S. $)
    NON-AGENCY ASSET-BACKED SECURITIES (CONTINUED)
    Countrywide Asset-Backed Certificates
 --  Series 2004-9 AF2
     3.337% 9/25/23...........................  $   73,467   $     73,241
  #  Series 2004-BC1N Note 144A
     5.50% 4/25/35............................      37,815         37,678
 --  Series 2005-7 AF2
     4.367% 11/25/35..........................     160,000        157,531
 --  Series 2005-12 2A2
     4.898% 2/25/36...........................     625,000        620,677
    Credit-Based Asset Servicing and
     Securitization
     Series 2005-CB8 AF1B
     5.451% 12/25/35..........................     518,394        518,292
  # GSAA Trust
     Series 2004-4N 144A
     6.25% 5/25/34............................      76,260         76,069
    MBNA Credit Card Master Note Trust
     Series 2005-A3 A3
     4.10% 10/15/12...........................     225,000        218,620
 -- Merrill Lynch Mortgage Investors
     Series 2005-NCB A1A
     5.451% 7/25/36...........................     294,146        294,146
    Mid-State Trust
     Series 11 A1
     4.864% 7/15/38...........................     168,012        160,410
     Series 2004-1 A
     6.005% 8/15/37...........................     108,863        111,575
    Renaissance Home Equity Loan Trust
     Series 2004-4 AF2
     3.856% 2/25/35...........................     455,000        449,435
     Series 2005-4 A2
     5.399% 2/25/36...........................     245,000        245,000
     Series 2005-4 A3
     5.565% 2/25/36...........................     150,000        150,000
 -- Residential Asset Mortgage Products
     Series 2004-RZ2 AI3
     4.30% 1/25/31............................     345,000        341,389
  # Sail Net Interest Margin
     Series 2003-10A A 144A
     7.50% 10/27/33...........................      12,668         10,903
  # Sharp Net Interest Margin Trust 144A
     Series 2003-HE1N N
     6.90% 11/25/33...........................      11,658         11,637
     Series 2004-2N
     7.00% 1/25/34............................      70,375         70,375

                                                PRINCIPAL       MARKET
                                                  AMOUNT        VALUE
                                                 (U.S. $)      (U.S. $)
    NON-AGENCY ASSET-BACKED SECURITIES (CONTINUED)
  # Sierra Receivables Funding Company 144A
     Series 2003-1A A
     3.09% 1/15/14............................  $  126,046   $    123,603
     Series 2003-2A A1
     3.03% 12/15/15...........................     166,495        161,661
    Structured Asset Securities
     Series 2001-SB1 A2
     3.375% 8/25/31...........................     326,175        303,540
                                                             ------------
    TOTAL NON-AGENCY ASSET-BACKED SECURITIES
     (COST $5,520,703)........................                  5,499,278
                                                             ------------
    AGENCY OBLIGATIONS-0.55%
 ## Fannie Mae
     5.837% 10/9/19...........................     165,000         80,357
    Federal Home Loan Bank
     3.50% 9/15/06............................     330,000        327,332
     4.25% 9/14/07............................   1,740,000      1,726,277
 ## Financing Corporation Fico Strip CPN-1
     4.898% 11/11/17..........................      80,000         44,700
 ## Financing Corporation Fico Strip PRN-13
     4.883% 12/27/18..........................      70,000         37,452
 ## Financing Corporation Principal Strip
     PRN-2
     5.030% 11/30/17..........................     980,000        554,306
    Freddie Mac
     3.75% 8/3/07.............................     155,000        152,701
 ## Residual Funding Strip Principal Only
     5.122% 10/15/19..........................     215,000        112,254
                                                             ------------
    TOTAL AGENCY OBLIGATIONS
     (COST $3,013,598)........................                  3,035,379
                                                             ------------
@=# COLLATERALIZED DEBT OBLIGATIONS-0.25%
    Alliance Capital Funding CBO
     Series 1 A3 144A
     5.84% 2/15/10............................      83,797         83,797
    Juniper CBO
     Series 1999-1A A1 144A
     6.83% 4/15/11............................     373,963        377,703
    Magnetite Asset Investor
     Series 3 C1 144A
     8.786% 1/31/08...........................     250,000        253,275
    RHYNO CBO Delaware
     Series 1997-1 A2 144A
     6.33% 9/15/09............................     285,059        286,128
    Sankaty Market Value CDO
     Series 3 B1 144A
     7.379% 4/30/09...........................     350,000        351,960
                                                             ------------
    TOTAL COLLATERALIZED DEBT OBLIGATIONS
     (COST $1,403,742)........................                  1,352,863
                                                             ------------

                                Managed Fund- 15

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                                PRINCIPAL       MARKET
                                                  AMOUNT        VALUE
                                                 (U.S. $)      (U.S. $)
    AGENCY ASSET-BACKED SECURITIES-0.17%
 -- Fannie Mae Grantor Trust
     Series 2004-T4 A2
     3.93% 2/25/20............................  $  119,210   $    118,837
     Series 2004-T4 A3
     4.42% 8/25/24............................     410,000        408,247
    Nelnet Educational Loan Funding
     Series 2001-A A1
     5.76% 7/1/12.............................     376,250        382,175
                                                             ------------
    TOTAL AGENCY ASSET-BACKED SECURITIES
     (COST $917,220)..........................                    909,259
                                                             ------------

                                                PRINCIPAL       MARKET
                                                  AMOUNT        VALUE
                                                 (U.S. $)      (U.S. $)
    FOREIGN AGENCIES-0.09%
  # Pemex Master Trust 144A
     6.625% 6/15/35...........................  $   85,000   $     85,319
    Pemex Project Funding Master Trust
     6.125% 8/15/08...........................     380,000        388,550
                                                             ------------
    TOTAL FOREIGN AGENCIES
     (COST $487,279)..........................                    473,869
                                                             ------------

                                                                MARKET
                                                NUMBER OF       VALUE
                                                  SHARES       (U.S.$)

    WARRANT-0.00%
 +# Solutia 144A, exercise price $7.59,
     expiration date 7/15/09..................       1,465   $         --
                                                             ------------
    TOTAL WARRANT
     (COST $124,625)..........................                         --
                                                             ------------

TOTAL MARKET VALUE OF SECURITIES-100.27% (COST
 $445,587,574)..............................................   548,242,860
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.27)%P....    (1,454,597)
                                                              ------------
NET ASSETS APPLICABLE TO 34,810,471 SHARES
 OUTSTANDING-100.00%........................................  $546,788,263
                                                              ============
NET ASSET VALUE-MANAGED FUND STANDARD CLASS
 ($545,772,003 / 34,745,737 SHARES).........................       $15.708
                                                                   =======
NET ASSET VALUE-MANAGED FUND SERVICE CLASS
 ($1,016,260 / 64,734 SHARES)...............................       $15.699
                                                                   =======
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2005:
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $467,842,321
Undistributed net investment income.........................     1,472,704
Accumulated net realized loss on investments................   (25,372,575)
Net unrealized appreciation of investments..................   102,845,813
                                                              ------------
Total net assets............................................  $546,788,263
                                                              ============

------------------

  + Non-income producing security for the year ended December
    31, 2005.
 -- Variable rate securities. The interest rate shown is the rate at December 31, 2005.
  # Security exempt from registration under Rule 144A of the Securities Act of 1933. At December 31, 2005, the aggregate amount of Rule 144A securities equals $23,371,564, which represented 4.27% of the Fund's net assets. See Note 7 in "Notes to Financial Statements."
 ## Zero coupon security. The interest rate shown is the yield at the time of purchase.
  @ Illiquid security. At December 31, 2005, the aggregate amount of illiquid securities equals $1,352,863, which represented 0.25% of the Fund's net assets. See Note 7 in "Notes to Financial Statements."
 =/ The interest rate shown is the effective yield at the time of purchase.
  = Security is being fair valued in accordance with the Fund's fair valuation policy. At December 31, 2005, the aggregate amount of fair valued securities equals $1,352,863, which represented 0.25% of the Fund's net assets. See Note 1 in "Notes to Financial Statements."
  P Includes $1,026,200 cash pledged as collateral for financial futures contracts.
sec. Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 7 in "Notes to Financial
    Statements."
  S Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

ADR-American Depositary Receipts
AMBAC-Insured by the AMBAC Assurance Corporation
ARM-Adjustable Rate Mortgage

                                Managed Fund- 16

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
STATEMENT OF NET ASSETS (CONTINUED)

CBO-Collateralized Bond Obligation
CDO-Collateralized Debt Obligation
CPN-Coupon
FGIC-Insured by the Financial Guaranty Insurance Company
FSA-Insured by Financial Security Assurance
GNMA-Government National Mortgage Association
GSMPS-Goldman Sachs Reperforming Mortgage Securities
MBIA-Insured by the Municipal Bond Insurance Association
PRN-Principal Only
S.F.-Single Family
TBA-To Be Announced
yr-Year

The following futures contracts were outstanding at December 31, 2005:

FUTURES CONTRACTS(1)

                                     NOTIONAL                                   UNREALIZED
                                       COST         NOTIONAL     EXPIRATION    APPRECIATION
CONTRACTS TO BUY (SELL)             (PROCEEDS)       VALUE          DATE      (DEPRECIATION)
-----------------------            ------------   ------------   ----------   --------------
(35) Russell 2000................  $(12,059,950)  $(11,870,250)     3/17/06     $  189,700
58 U.S. Treasury 10 year Notes...     6,317,456      6,345,563      3/31/06         28,107
(26) U.S. Treasury long Bond.....    (2,941,595)    (2,968,875)     3/31/06       (27,280)
                                                                              --------------
                                                                                $  190,527
                                                                              ==============

The use of futures contracts involves elements of market risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

(1)See Note 6 in "Notes to Financial Statements."

                             See accompanying notes

                                Managed Fund- 17

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
MANAGED FUND
STATEMENT OF OPERATIONS
Year Ended December 31, 2005

INVESTMENT INCOME:
Interest.................................................  $ 7,626,506
Dividends................................................    6,223,908
Foreign tax withheld.....................................       (3,702)
                                                           -----------
                                                            13,846,712
                                                           -----------
EXPENSES:
Management fees..........................................    2,239,334
Accounting and administration expenses...................      275,907
Reports and statements to shareholders...................      181,522
Custodian fees...........................................       51,194
Professional fees........................................       47,311
Trustees' fees...........................................       12,419
Distribution expenses-Service Class......................        1,521
Other....................................................       48,287
                                                           -----------
                                                             2,857,495
Less expense paid indirectly.............................       (5,387)
                                                           -----------
Total expenses...........................................    2,852,108
                                                           -----------
NET INVESTMENT INCOME....................................   10,994,604
                                                           -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
 Investments.............................................   22,737,749
 Futures contracts.......................................     (903,169)
                                                           -----------
Net realized gain........................................   21,834,580
Net change in unrealized appreciation/depreciation of
 investments.............................................   (8,427,009)
                                                           -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS..........   13,407,571
                                                           -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....  $24,402,175
                                                           ===========

                             See accompanying notes
LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
MANAGED FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                    YEAR ENDED
                                              12/31/05       12/31/04
                                            ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
Net investment income.....................  $ 10,994,604   $ 12,072,234
Net realized gain on investments..........    21,834,580     20,753,447
Net change in unrealized
 appreciation/depreciation of
 investments..............................    (8,427,009)    21,454,266
                                            ------------   ------------
Net increase in net assets resulting from
 operations...............................    24,402,175     54,279,947
                                            ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income:
 Standard Class...........................   (12,944,303)   (12,262,075)
 Service Class............................       (17,715)        (1,455)
                                            ------------   ------------
                                             (12,962,018)   (12,263,530)
                                            ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class...........................     7,360,572     12,034,247
 Service Class............................       916,617        194,732
Net asset value of shares issued upon
 reinvestment of dividends and
 distributions:
 Standard Class...........................    12,944,303     12,262,075
 Service Class............................        17,715          1,265
                                            ------------   ------------
                                              21,239,207     24,492,319
                                            ------------   ------------
Cost of shares repurchased:
 Standard Class...........................   (67,290,022)   (72,246,929)
 Service Class............................      (130,870)        (6,282)
                                            ------------   ------------
                                             (67,420,892)   (72,253,211)
                                            ------------   ------------
Decrease in net assets derived from
 capital share transactions...............   (46,181,685)   (47,760,892)
                                            ------------   ------------
NET DECREASE IN NET ASSETS................   (34,741,528)    (5,744,475)
NET ASSETS:
Beginning of year.........................   581,529,791    587,274,266
                                            ------------   ------------
End of year (including undistributed net
 investment income of $1,472,704 and
 $2,416,208, respectively)................  $546,788,263   $581,529,791
                                            ============   ============

                             See accompanying notes

                                Managed Fund- 18

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                              MANAGED FUND STANDARD CLASS
                                                                                      YEAR ENDED
                                                      12/31/05        12/31/04        12/31/03(1)        12/31/02        12/31/01
                                                      ---------------------------------------------------------------------------
Net asset value, beginning of period................  $ 15.391        $ 14.299          $ 11.881         $ 13.825        $ 16.918

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)............................     0.305           0.306             0.245            0.347           0.443
Net realized and unrealized gain (loss) on
 investments........................................     0.384           1.108             2.458           (1.878)         (0.631)
                                                      --------        --------          --------         --------        --------
Total from investment operations....................     0.689           1.414             2.703           (1.531)         (0.188)
                                                      --------        --------          --------         --------        --------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income...............................    (0.372)         (0.322)           (0.285)          (0.413)         (0.464)
Net realized gain on investments....................        --              --                --               --          (2.441)
                                                      --------        --------          --------         --------        --------
Total dividends and distributions...................    (0.372)         (0.322)           (0.285)          (0.413)         (2.905)
                                                      --------        --------          --------         --------        --------

Net asset value, end of period......................  $ 15.708        $ 15.391          $ 14.299         $ 11.881        $ 13.825
                                                      ========        ========          ========         ========        ========

Total return(3).....................................     4.49%          10.00%            22.90%          (11.08%)         (1.58%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted).............  $545,772        $581,333          $587,274         $524,827        $690,682
Ratio of expenses to average net assets.............     0.51%           0.49%             0.50%            0.47%           0.47%
Ratio of expenses to average net assets prior to
 fees waived and expense paid indirectly............     0.51%           0.49%             0.50%            0.49%           0.47%
Ratio of net investment income to average net
 assets.............................................     1.96%           2.10%             1.90%            2.69%           2.93%
Ratio of net investment income to average net assets
 prior to fees waived and expense paid indirectly...     1.96%           2.10%             1.90%            2.67%           2.93%
Portfolio turnover..................................       92%            145%              237%             318%            355%

------------------
(1)Effective April 30, 2003, the Lincoln National Managed Fund, Inc. was merged into the Managed Fund. The financial highlights for periods prior to April 30, 2003 reflect the performance history of the Lincoln National Managed Fund, Inc.

(2)The average shares outstanding method has been applied for per share information.

(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                Managed Fund- 19

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout the period was as follows:

                                                              MANAGED FUND SERVICE CLASS
                                                                YEAR           5/19/04(1)
                                                                ENDED              TO
                                                              12/31/05          12/31/04
                                                              ---------------------------
Net asset value, beginning of period........................   $15.386          $14.091

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)....................................     0.265            0.171
Net realized and unrealized gain on investments.............     0.383            1.391
                                                               -------          -------
Total from investment operations............................     0.648            1.562
                                                               -------          -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income.......................................    (0.335)          (0.267)
                                                               -------          -------
Total dividends and distributions...........................    (0.335)          (0.267)
                                                               -------          -------
Net asset value, end of period..............................   $15.699          $15.386
                                                               =======          =======

Total return(3).............................................     4.23%           11.16%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted).....................   $ 1,016          $   197
Ratio of expenses to average net assets.....................     0.76%            0.74%
Ratio of net investment income to average net assets........     1.71%            1.91%
Portfolio turnover..........................................       92%             145%(4)

------------------
(1)Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2)The average shares outstanding method has been applied for per share information.

(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

(4)The portfolio turnover is representative for the entire Fund for the year ended December 31, 2004.

                             See accompanying notes

                                Managed Fund- 20

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2005

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware statutory trust and consists of 18 series: Aggressive Growth Fund, Bond Fund, Capital Appreciation Fund, Core Fund, Equity-Income Fund, Global Asset Allocation Fund, Growth Fund, Growth and Income Fund, Growth Opportunities Fund, International Fund, Managed Fund, Money Market Fund, Social Awareness Fund, Special Opportunities Fund, Conservative Profile Fund, Moderate Profile Fund, Moderately Aggressive Profile Fund and Aggressive Profile Fund. These financial statements and the related notes pertain to the Managed Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Trust's shares are sold directly or indirectly to The Lincoln National Life Insurance Company ("Lincoln Life") and its affiliates (collectively, the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term total return (capital appreciation plus income) consistent with prudent investment strategy.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked price will be used. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $15,517 for the year ended December 31, 2005.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under the above arrangement is included under custodian fees on the Statement of Operations with the expense offset shown as "expense paid indirectly."

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment advisor. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund, 0.40% of the next $200 million, and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the year ended December 31, 2005, fees for these services amounted to $235,277.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of DMC, provides various administrative services necessary for the operation of the Fund. For these services, the Fund pays Lincoln Life an annual fee of $25,000 plus the cost of certain support services, such as legal and corporate secretary services. For the year ended December 31, 2005, fees for these support services amounted to $15,630.

                                Managed Fund- 21

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

At December 31, 2005, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to DMC..............................  $188,346
Accounting and Administration Fees Payable to DSC...........    38,810
Administration Fees Payable to Lincoln Life.................     2,083
Distribution Fees Payable to the Companies..................       211

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the year ended December 31, 2005, the Fund made purchases of $310,046,856 and sales of $360,098,782 of investment securities other than long-term U.S. government securities and short-term investments. For the year ended December 31, 2005, the Fund made purchases of $191,224,535 and sales of $195,399,379 of long-term U.S. government securities.

At December 31, 2005, the cost of investments for federal income tax purposes was $451,779,411. At December 31, 2005, net unrealized appreciation was $96,463,449, of which $105,701,635 related to unrealized appreciation of investments and $9,238,186 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2005 and 2004 was as follows:

                                             YEAR               YEAR
                                             ENDED              ENDED
                                           12/31/05           12/31/04
                                          -----------        -----------
Ordinary income.........................  $12,962,018        $12,263,530

As of December 31, 2005, the components of net assets on a tax basis were as follows:

Shares of beneficial interest...........................  $467,842,321
Undistributed ordinary income...........................     1,472,704
Capital loss carryforwards..............................   (18,990,211)
Unrealized appreciation of investments..................    96,463,449
                                                          ------------
Net assets..............................................  $546,788,263
                                                          ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of futures contracts and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments and paydown gain (loss) on mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2005, the Fund recorded the following reclassifications.

                             ACCUMULATED NET
UNDISTRIBUTED NET             REALIZED GAIN
INVESTMENT INCOME                (LOSS)
-----------------           -----------------
   $1,023,910                  $(1,023,910)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $20,780,088 was utilized in 2005. Capital loss carryforwards remaining at December 31, 2005 will expire as follows: $18,990,211 expires in 2010.

                                Managed Fund- 22

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                YEAR              YEAR
                                               ENDED             ENDED
                                              12/31/05         12/31/04*
                                             ----------        ----------
Shares sold:
 Standard Class............................     474,130           836,244
 Service Class.............................      59,067            13,144
Shares issued upon reinvestment of
 dividends and distributions:
 Standard Class............................     838,750           833,724
 Service Class.............................       1,159                85
                                             ----------        ----------
                                              1,373,106         1,683,197
                                             ----------        ----------
Shares repurchased:
 Standard Class............................  (4,337,555)       (4,971,922)
 Service Class.............................      (8,302)             (419)
                                             ----------        ----------
                                             (4,345,857)       (4,972,341)
                                             ----------        ----------
Net decrease...............................  (2,972,751)       (3,289,144)
                                             ==========        ==========

------------------
*Service Class shares commenced operations on May 19, 2004.

6. SUPPLEMENTAL FINANCIAL INSTRUMENT INFORMATION
Financial Futures Contracts--The Fund uses futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker. Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

7. CREDIT AND MARKET RISK
The Fund may invest in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Illiquid securities have been denoted on the Statement of Net Assets.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days or less from the issuance of the refunding issue is known as a "current refunding". "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

                                Managed Fund- 23

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

8. LINE OF CREDIT
The Fund, along with certain other series in the Trust (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the agreement. The Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at December 31, 2005, or at any time during the year.

9. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

                                Managed Fund- 24

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Lincoln Variable Insurance Products Trust-Managed Fund

We have audited the accompanying statement of net assets of the Managed Fund (one of the series constituting Lincoln Variable Insurance Products Trust) (the "Fund") as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Managed Fund of Lincoln Variable Insurance Products Trust at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                        [ERNST & YOUNG LLP]

Philadelphia, Pennsylvania
February 10, 2006

                                Managed Fund- 25

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
OTHER FUND INFORMATION

TAX INFORMATION (UNAUDITED)
For the fiscal year ended December 31, 2005, the Fund designates distributions paid during the year as follows:

     (A)                      (B)
  LONG-TERM                ORDINARY
CAPITAL GAINS               INCOME                    TOTAL                   (C)
DISTRIBUTIONS            DISTRIBUTIONS            DISTRIBUTIONS            QUALIFYING
 (TAX BASIS)              (TAX BASIS)              (TAX BASIS)            DIVIDENDS(1)
-------------           ---------------           -------------           ------------
      -                       100%                     100%                    48%

------------------
(A) and (B) are based on a percentage of the Fund's total distributions.

(C) is based on a percentage of the Fund's ordinary income distributions.

(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

APPROVAL OF ADVISORY AGREEMENT

On August 15, 2005, the Board of Trustees of the Managed Fund (the "Fund"), met to consider, among other things, the renewal of the advisory agreement for the Fund. Following presentations from Lincoln Fund Management, the Independent Trustees of the Trust met in executive session to consider the approval of the advisory agreement with Delaware Management Company ("DMC"), a series of Delaware Management Business Trust.

The Independent Trustees reviewed materials provided by Lincoln Fund Management and DMC prior to the meeting. In addition, the Independent Trustees reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment advisory agreements and the factors they should consider in renewing such agreements. Prior to and during a portion of the meeting, the Independent Trustees and their independent legal counsel met separately from management to consider renewal of the investment advisory agreement.

In considering approval of the renewal of the investment advisory agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered all factors together. The Independent Trustees considered the following factors and reached the following conclusions with respect to their review of the advisory agreement.

ADVISORY AGREEMENT

In considering the renewal of the Fund's investment advisory agreement with DMC, the Independent Trustees considered the nature, extent and quality of services provided by DMC for the Fund and considered DMC's response to various inquiries, including the list of services provided by DMC, information about its investment staff and the Fund's portfolio manager, DMC's Form ADV and compliance matters. The Independent Trustees concluded that the services provided by DMC were acceptable. The Independent Trustees reviewed the Fund's investment performance compared to the average of its Lipper peer group and a securities market index, and determined that the investment performance of the Fund has been good.

The Independent Trustees reviewed the advisory fee and the total expense ratio for the Fund compared to management fees and total expense ratio information of the Fund's Lipper peer group. The Board was provided information on the advisory fee DMC charges to other funds and its institutional account fee schedule. The Independent Trustees considered that the Fund's advisory fee and total expense ratio were below the average of the Fund's peer group and concluded that the Fund's advisory fee was reasonable. They also considered the profitability to DMC with respect to the Fund on a pre-tax basis and concluded that the profitability of DMC in connection with the management of the Fund was not unreasonable. The Independent Trustees reviewed the Fund's advisory fee schedule and the Fund's asset size, noted that the advisory fee schedule contains breakpoints, and concluded that the fee schedule reflects a sharing with the Fund of any economies of scale. The Independent Trustees reviewed materials provided by DMC as to any additional benefits it receives and noted that DMC has the ability to obtain research with soft dollars that may be used for the benefit of the Fund, other Lincoln funds and other clients of DMC and DMC's representation that it may enjoy increased business from shareholders who are familiar with the organization.

At the August 15(th) meeting, the full Board (a) concurred with the conclusions of the Independent Trustees and (b) approved the advisory agreement and the fees and other amounts to be paid under the agreement.

                                Managed Fund- 26

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
OTHER FUND INFORMATION (CONTINUED)

OFFICER/TRUSTEE INFORMATION

                            POSITION(S)    TERM OF OFFICE
    NAME, ADDRESS AND        HELD WITH      AND LENGTH OF                      PRINCIPAL OCCUPATION(S)
      YEAR OF BIRTH          THE TRUST     TIME SERVED(2)                     DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
Kelly D. Clevenger(1)       Chairman,    Chairman since       Vice President, The Lincoln National Life Insurance
1300 S. Clinton Street      President    August 1995;         Company; Executive Vice President, Lincoln Retirement
Fort Wayne, IN 46802        and Trustee  President and        Services Company, LLC; Second Vice President, Lincoln Life
YOB: 1952                                Trustee since        & Annuity Company of New York
                                         November 1994
Janet C. Chrzan(1)          Advisory     Advisory Trustee     Vice President, The Lincoln National Life Insurance
1300 S. Clinton Street      Trustee      since May 2004; and  Company; formerly Chief Financial Officer and Director of
Fort Wayne, IN 46802                     formerly Trustee     The Lincoln National Life Insurance Company; Vice
YOB: 1948                                since August 2003    President and Treasurer, Lincoln National Corporation
                                                              (insurance holding company); Chief Financial Officer and
                                                              Second Vice President, Lincoln Life & Annuity Company of
                                                              New York; Treasurer and Assistant Secretary, Lincoln
                                                              Financial Group Foundation, Inc.
Nancy L. Frisby             Trustee      Trustee since April  Vice President and Chief Financial Officer, DeSoto
1300 S. Clinton Street                   1992                 Memorial Hospital; formerly Chief Financial Officer,
Fort Wayne, IN 46802                                          Bascom Palmer Eye Institute, University of Miami School of
YOB: 1941                                                     Medicine; formerly Vice President and Chief Financial
                                                              Officer, St. Joseph Medical Center, Inc.
Kenneth G. Stella           Trustee      Trustee since        President, Indiana Hospital & Health Association
1300 S. Clinton Street                   February 1998
Fort Wayne, IN 46802
YOB: 1943
Gary D. Lemon               Advisory     Advisory Trustee     Instructor, Assistant Professor, Economics and Management,
1300 S. Clinton Street      Trustee      since November 2004  DePauw University
Fort Wayne, IN 46802
YOB: 1948
David H. Windley            Trustee      Trustee since        Director (Partner) Blue & Co., LLC
1300 S. Clinton Street                   August 2004
Fort Wayne, IN 46802
YOB: 1943
Eldon J. Summers(1)         Second Vice  Second Vice          Second Vice President and Treasurer, The Lincoln National
1300 S. Clinton Street      President    President and        Life Insurance Company
Fort Wayne, IN 46802        and          Treasurer since May
YOB: 1950                   Treasurer    2003
Cynthia A. Rose(1)          Secretary    Secretary since      Assistant Secretary, Lincoln National Corporation
1300 S. Clinton Street                   February 1995
Fort Wayne, IN 46802
YOB: 1954
Sheryl L. Sturgill(1)       Chief        Chief Accounting     Director of Separate Accounts Financial Operations,
1300 S. Clinton Street      Accounting   Officer since        Assistant Vice President, The Lincoln National Life
Fort Wayne, IN 46802        Officer      November 2003        Insurance Company; formerly Director of Compliance and
YOB: 1959                                                     Business Consulting, Lincoln National Reassurance Company
Rise' C.M. Taylor(1)        Vice         Vice President,      Vice President, Assistant Treasurer, and Assistant
1300 S. Clinton Street      President    Assistant            Secretary, The Lincoln National Life Insurance Company;
Fort Wayne, IN 46802        and          Treasurer, and       Second Vice President and Assistant Treasurer, Lincoln
YOB: 1967                   Assistant    Assistant Secretary  Life & Annuity Company of New York; formerly Investment
                            Treasurer    since August 2003    Portfolio Manager, Lincoln Investment Management

                             NUMBER OF
                             FUNDS IN
                               TRUST
                              COMPLEX
    NAME, ADDRESS AND       OVERSEEN BY    OTHER DIRECTORSHIPS
      YEAR OF BIRTH           TRUSTEE        HELD BY TRUSTEE
--------------------------  ------------------------------------
Kelly D. Clevenger(1)           19       Lincoln Retirement
1300 S. Clinton Street                   Services Company, LLC
Fort Wayne, IN 46802
YOB: 1952
Janet C. Chrzan(1)              19       The Administrative
1300 S. Clinton Street                   Management Group, Inc.;
Fort Wayne, IN 46802                     Lincoln Life Improved
YOB: 1948                                Housing, Inc.
Nancy L. Frisby                 19       N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1941
Kenneth G. Stella               19       First National Bank &
1300 S. Clinton Street                   Trust
Fort Wayne, IN 46802
YOB: 1943
Gary D. Lemon                   19       N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1948
David H. Windley                19       Meridian Investment
1300 S. Clinton Street                   Advisors, Inc.; Eureka
Fort Wayne, IN 46802                     College; Indiana Health
YOB: 1943                                Facility
Eldon J. Summers(1)             N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1950
Cynthia A. Rose(1)              N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1954
Sheryl L. Sturgill(1)           N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1959
Rise' C.M. Taylor(1)            N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1967

                                Managed Fund- 27

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MANAGED FUND
OTHER FUND INFORMATION (CONTINUED)

                            POSITION(S)    TERM OF OFFICE
    NAME, ADDRESS AND        HELD WITH      AND LENGTH OF                      PRINCIPAL OCCUPATION(S)
      YEAR OF BIRTH          THE TRUST     TIME SERVED(2)                     DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
James Blake(1)              Chief        Chief Compliance     Assistant Vice President and Senior Compliance Officer,
1300 S. Clinton Street      Compliance   Officer since        Delaware Investments; formerly Client Trading Manager,
Fort Wayne, IN 46802        Officer      November 2005        Loomis Sayles & Company, LP
YOB: 1963

                             NUMBER OF
                             FUNDS IN
                               TRUST
                              COMPLEX
    NAME, ADDRESS AND       OVERSEEN BY    OTHER DIRECTORSHIPS
      YEAR OF BIRTH           TRUSTEE        HELD BY TRUSTEE
--------------------------  ------------------------------------
James Blake(1)                  N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1963

------------------
Additional information on the officers and trustees can be found in the Statement of Additional Information ("SAI") to the Trust's prospectus. To obtain a free copy of the SAI, write: Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). The SAI is also available on the SEC's web site (http://www.sec.gov).

(1) All of the executive officers are "interested persons" of the Trust, as that term is defined by Section 2(a)(19) of the 1940 Act, by reason of their being officers of the Trust.

(2) The officers and trustees hold their position with the Trust until retirement or resignation. The Bylaws of the Trust do not specify a term of office.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.

                                Managed Fund- 28

                               MONEY MARKET FUND

                          [DELAWARE INVESTMENTS LOGO]

                               Lincoln Variable
                               Insurance Products Trust-
                               Money Market Fund
                               Annual Report
                               December 31, 2005

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST- MONEY MARKET FUND

INDEX

COMMENTARY
DISCLOSURE OF FUND EXPENSES
SECTOR ALLOCATION
STATEMENT OF NET ASSETS
STATEMENT OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
OTHER FUND INFORMATION
OFFICER/TRUSTEE INFORMATION

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
MONEY MARKET FUND
ANNUAL REPORT COMMENTARY
For the year ended December 31, 2005

Managed by:
                                                     [DELAWARE INVESTMENTS LOGO]

The Fund returned 2.8% (Standard Class shares with distributions reinvested) for the year ended December 31, 2005, while its style specific index, the Citigroup 90 day T-Bill Index*, returned 3.0%. The Fund's yield increased each month of the year as lower yielding securities matured and were replaced with higher yielding instruments.

The Federal Reserve Open Market Committee (FOMC) raised interest rates eight times during the year, increasing the Fed Funds target rate from 2.25% at the beginning of 2005 to 4.25% at the last FOMC meeting on December 13. Since the current cycle of Fed Funds increases began in June of 2004, the Fed has consistently communicated the need to raise rates at "measured pace" to return short-term interest rates to a neutral position and hedge against potential inflation.

The recent release of December 13 FOMC meeting minutes appears to be signaling that the current era of Fed Funds hikes will soon be ending. Fed meeting language now states that "some further measured policy firming is likely to be needed" rather than commenting that interest rates will rise at "a pace that is likely to be measured". Market speculation is calling for 1-3 additional 25 basis point interest rate hikes with the Fed Funds target rate topping out at 4.50-5.00% in the first half of 2006.

Jil Schoeff Lindholm
Delaware Investments

Growth of $10,000 invested 12/31/95 through 12/31/05
(LINE GRAPH)

                                                                 MONEY MARKET FUND STANDARD
                                                                        CLASS SHARES                 CITIGROUP 90 DAY T-BILL
                                                                 --------------------------          -----------------------
12/31/95                                                                  10000.00                           10000.00
                                                                          10507.00                           10525.00
                                                                          11047.00                           11077.00
                                                                          11613.00                           11637.00
                                                                          12163.00                           12188.00
                                                                          12900.00                           12914.00
                                                                          13424.00                           13442.00
                                                                          13607.00                           13671.00
                                                                          13699.00                           13818.00
                                                                          13820.00                           13989.00
12/31/05                                                                  14205.00                           14409.00

This chart illustrates, hypothetically, that $10,000 was invested in the Money Market Fund Standard Class shares on 12/31/95. As the chart shows, by December 31, 2005, the value of the investment at net asset value, with any dividends and distributions reinvested, would have grown to $14,205. For comparison, look at how the Citigroup 90 Day T-Bill Index did over the same period. The same $10,000 investment would have grown to $14,409. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index. An expense waiver was in effect for the Fund during the periods shown. Performance would have been lower had the expense waiver not been in effect.

Average annual total returns
on investment                                  Ended
Standard Class Shares                          12/31/05
-------------------------------------------------------
One Year                                         +2.79%
-------------------------------------------------------
Five Years                                       +1.95%
-------------------------------------------------------
Ten Years                                        +3.57%
-------------------------------------------------------

The Service Class shares total return was 2.53% for the year ended 12/31/05 and its average annual total return was 1.28% for the period from 5/15/03 (commencement of operations) to 12/31/05.

* Citigroup 90 day T-Bill Index measures the return on short-term securities.

The source of comparison data is the Federal Reserve statistical release.

                              Money Market Fund- 1

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
MONEY MARKET FUND

DISCLOSURE
     OF FUND EXPENSES
FOR THE PERIOD JULY 1, 2005 TO DECEMBER 31, 2005

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Fund, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                      Expenses
                               Beginning     Ending                  Paid During
                                Account      Account    Annualized     Period
                                 Value        Value      Expense      7/1/05 to
                                 7/1/05     12/31/05      Ratios      12/31/05*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Standard Class                 $1,000.00    $1,016.60     0.54%         $2.74
Service Class                   1,000.00     1,015.40     0.79%          4.01
--------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                 $1,000.00    $1,022.48     0.54%         $2.75
Service Class                   1,000.00     1,021.22     0.79%          4.02
--------------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                              Money Market Fund- 2

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
MONEY MARKET FUND

SECTOR ALLOCATION
AS OF DECEMBER 31, 2005

Sector designations may be different than the sector designations presented in other Fund materials.

                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
DISCOUNT COMMERCIAL PAPER                                      76.90%
------------------------------------------------------------------------
FLOATING RATE NOTES                                             8.42%
------------------------------------------------------------------------
INTEREST BEARING CERTIFICATES OF DEPOSIT                       14.57%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               99.89%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 0.11%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

                              Money Market Fund- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MONEY MARKET FUND
STATEMENT OF NET ASSETS
December 31, 2005

                                               PRINCIPAL       MARKET
                                                AMOUNT         VALUE
  @ DISCOUNT COMMERCIAL PAPER-76.90%
  J Amstel Funding
     4.406% 1/27/06.........................  $11,300,000   $ 11,264,662
     4.423% 2/3/06..........................    5,000,000      4,980,108
    Bank of America
     4.443% 2/14/06.........................   20,000,000     19,893,667
  J Barton Capital
     4.336% 1/12/06.........................   15,200,000     15,180,168
    Credit Suisse First Boston
     4.392% 2/7/06..........................   20,000,000     19,911,612
  J Eiffel Funding
     4.429% 2/1/06..........................   10,000,000      9,962,628
     4.454% 2/13/06.........................   10,000,000      9,947,922
    General Electric Capital
     4.423% 2/13/06.........................   20,000,000     19,896,561
    Golden Peanut
     4.422% 2/17/06.........................    4,000,000      3,977,388
    ING America Holdings
     4.347% 1/26/06.........................   20,000,000     19,940,834
    Lloyds Bank
     4.380% 2/3/06..........................   10,000,000      9,960,629
    New York Times
     4.377% 1/3/06..........................    8,000,000      7,998,084
     4.42% 2/2/06...........................   10,000,000      9,961,422
    Nordea North America
     4.399% 2/2/06..........................   18,700,000     18,628,358
  J Sheffield Receivables
     4.386% 1/20/06.........................    7,800,000      7,782,257
     4.40% 1/11/06..........................    4,900,000      4,894,106
  J Sigma Finance
     4.532% 3/30/06.........................   15,700,000     15,530,370
  J Starbird Funding
     4.414% 1/24/06.........................   11,000,000     10,969,499
     4.419% 1/31/06.........................    9,000,000      8,967,450
  J Steamboat Funding
     4.438% 1/4/06..........................   16,700,000     16,693,919
  J Surrey Funding
     4.376% 1/9/06..........................   10,790,000     10,779,690

                                               PRINCIPAL       MARKET
                                                AMOUNT         VALUE
  @ DISCOUNT COMMERCIAL PAPER (CONTINUED)
    Swedish National Housing Finance
     4.354% 1/10/06.........................  $20,000,000   $ 19,978,601
  J Three Pillars Funding
     4.383% 1/19/06.........................    7,056,000      7,040,830
     4.409% 2/3/06..........................    9,000,000      8,964,277
     4.448% 1/10/06.........................    3,800,000      3,795,839
    Toronto Dominion Holdings
     4.376% 1/23/06.........................   18,000,000     17,952,700
    University of California
     4.396% 2/7/06..........................    5,000,000      4,977,851
                                                            ------------
    TOTAL COMMERCIAL PAPER
     (COST $319,831,432)....................                 319,831,432
                                                            ------------
 -- FLOATING RATE NOTES-8.42%
    AXA Equitable Life Insurance
     4.451% 3/21/06.........................   15,000,000     15,000,000
    Washington Mutual Bank
     4.41% 12/15/06.........................   20,000,000     20,000,000
                                                            ------------
    TOTAL FLOATING RATE NOTES
     (COST $35,000,000).....................                  35,000,000
                                                            ------------
    INTEREST BEARING CERTIFICATES OF DEPOSIT-14.57%
    American Express Centurion Bank
     4.360% 1/13/06.........................   20,000,000     20,000,000
    Bank of the West
     4.39% 2/3/06...........................   10,900,000     10,900,000
    First Tennessee Bank
     4.35% 1/26/06..........................   18,000,000     18,000,000
    Wells Fargo Bank
     4.36% 1/17/06..........................    6,700,000      6,700,000
    Wilmington Trust
     4.406% 2/1/06..........................    5,000,000      5,000,000
                                                            ------------
    TOTAL INTEREST BEARING
     CERTIFICATES OF DEPOSIT
     (COST $60,600,000).....................                  60,600,000
                                                            ------------

TOTAL MARKET VALUE OF SECURITIES-99.89% (COST
 $415,431,432)##............................................   415,431,432
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.11%.......       474,327
                                                              ------------
NET ASSETS APPLICABLE TO 41,590,574 SHARES
 OUTSTANDING-100.00%........................................  $415,905,759
                                                              ============
NET ASSETS VALUE-MONEY MARKET FUND STANDARD CLASS
 ($331,370,401 / 33,137,039 SHARES).........................       $10.000
                                                                   =======
NET ASSETS VALUE-MONEY MARKET FUND SERVICE CLASS
 ($84,535,358 / 8,453,535 SHARES)...........................       $10.000
                                                                   =======
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2005:
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $415,905,759
                                                              ------------
Total net assets............................................  $415,905,759
                                                              ============

------------------

  @ The interest rate shown is the effective yield at the time of purchase.
  J Asset-Backed Commercial Paper.
 -- Variable rate securities. The interest rate shown is the rate as of December 31, 2005.
 ## Also the cost for federal income tax purposes.

                             See accompanying notes

                              Money Market Fund- 4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
MONEY MARKET FUND
STATEMENT OF OPERATIONS
Year Ended December 31, 2005

INVESTMENT INCOME:
Interest.................................................  $12,660,701
                                                           -----------
EXPENSES:
Management fees..........................................    1,684,389
Accounting and administration expenses...................      210,089
Distribution expenses-Service Class......................      167,486
Reports and statements to shareholders...................       74,164
Professional fees........................................       32,558
Custodian fees...........................................       14,990
Trustees' fees...........................................       10,714
Other....................................................       21,355
                                                           -----------
                                                             2,215,745
Less expense paid indirectly.............................       (4,523)
                                                           -----------
Total expenses...........................................    2,211,222
                                                           -----------
NET INVESTMENT INCOME....................................   10,449,479
NET REALIZED GAIN ON INVESTMENTS.........................           16
                                                           -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....  $10,449,495
                                                           ===========

                             See accompanying notes

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                            YEAR ENDED      YEAR ENDED
                                             12/31/05        12/31/04
                                           -------------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income....................  $  10,449,479   $   3,059,338
Net realized gain on investments.........             16             164
                                           -------------   -------------
Net increase in net assets resulting from
 operations..............................     10,449,495       3,059,502
                                           -------------   -------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income:
 Standard Class..........................     (8,714,205)     (2,814,774)
 Service Class...........................     (1,735,274)       (244,728)
                                           -------------   -------------
                                             (10,449,479)     (3,059,502)
                                           -------------   -------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class..........................    373,345,322     335,556,109
 Service Class...........................     94,073,285     101,861,889
Net asset value of shares issued upon
 reinvestment of dividends and
 distributions:
 Standard Class..........................      8,714,205       2,814,774
 Service Class...........................      1,735,274         244,728
                                           -------------   -------------
                                             477,868,086     440,477,500
                                           -------------   -------------
Cost of shares repurchased:
 Standard Class..........................   (348,602,929)   (391,040,738)
 Service Class...........................    (65,596,935)    (59,533,091)
                                           -------------   -------------
                                            (414,199,864)   (450,573,829)
                                           -------------   -------------
Increase (decrease) in net assets derived
 from capital share transactions.........     63,668,222     (10,096,329)
                                           -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS....     63,668,238     (10,096,329)
NET ASSETS:
Beginning of year........................    352,237,521     362,333,850
                                           -------------   -------------
End of year (there was no undistributed
 net investment income at either year
 end)....................................  $ 415,905,759   $ 352,237,521
                                           =============   =============

                             See accompanying notes

                              Money Market Fund- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MONEY MARKET FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                           MONEY MARKET FUND STANDARD CLASS
                                                                                      YEAR ENDED
                                                      12/31/05        12/31/04        12/31/03(1)        12/31/02        12/31/01
                                                      ---------------------------------------------------------------------------
Net asset value, beginning of period................  $ 10.000        $ 10.000          $ 10.000         $ 10.003        $ 10.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income...............................     0.278           0.087             0.068            0.136           0.397
                                                      --------        --------          --------         --------        --------
Total from investment operations....................     0.278           0.087             0.068            0.136           0.397
                                                      --------        --------          --------         --------        --------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income...............................    (0.278)         (0.087)           (0.068)          (0.139)         (0.394)
                                                      --------        --------          --------         --------        --------
Total dividends and distributions...................    (0.278)         (0.087)           (0.068)          (0.139)         (0.394)
                                                      --------        --------          --------         --------        --------

Net asset value, end of period......................  $ 10.000        $ 10.000          $ 10.000         $ 10.000        $ 10.003
                                                      ========        ========          ========         ========        ========

Total return(2).....................................     2.79%           0.88%             0.68%            1.36%           4.06%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted).............  $331,371        $297,914          $350,584         $519,071        $430,205
Ratio of expenses to average net assets.............     0.54%           0.53%             0.52%            0.49%           0.54%
Ratio of expenses to average net assets prior to
 fees waived and expense paid indirectly............     0.54%           0.53%             0.52%            0.51%           0.54%
Ratio of net investment income to average net
 assets.............................................     2.78%           0.87%             0.69%            1.35%           3.75%
Ratio of net investment income to average net assets
 prior to fees waived and expense paid indirectly...     2.78%           0.87%             0.69%            1.33%           3.75%

------------------
(1) Effective April 30, 2003, the Lincoln National Money Market Fund, Inc. was merged into the Money Market Fund. The financial highlights for periods prior to April 30, 2003 reflect the performance history of the Lincoln National Money Market Fund, Inc.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                              Money Market Fund- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                               MONEY MARKET FUND SERVICE CLASS
                                                          ------------------------------------------
                                                                                          5/15/03(1)
                                                                 YEAR ENDED                   TO
                                                          12/31/05        12/31/04         12/31/03
                                                          ------------------------------------------
Net asset value, beginning of period....................  $10.000         $10.000           $10.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income...................................    0.253           0.062             0.021
                                                          -------         -------           -------
Total from investment operations........................    0.253           0.062             0.021
                                                          -------         -------           -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income...................................   (0.253)         (0.062)           (0.021)
                                                          -------         -------           -------
Total dividends and distributions.......................   (0.253)         (0.062)           (0.021)
                                                          -------         -------           -------

Net asset value, end of period..........................  $10.000         $10.000           $10.000
                                                          =======         =======           =======

Total return(2).........................................    2.53%           0.63%             0.21%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted).................  $84,535         $54,324           $11,750
Ratio of expenses to average net assets.................    0.79%           0.78%             0.78%
Ratio of net investment income to average net assets....    2.53%           0.62%             0.34%

------------------
(1)Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

                             See accompanying notes

                              Money Market Fund- 7

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2005

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware statutory trust and consists of 18 series: Aggressive Growth Fund, Bond Fund, Capital Appreciation Fund, Core Fund, Equity-Income Fund, Global Asset Allocation Fund, Growth Fund, Growth and Income Fund, Growth Opportunities Fund, International Fund, Managed Fund, Money Market Fund, Social Awareness Fund, Special Opportunities Fund, Conservative Profile Fund, Moderate Profile Fund, Moderately Aggressive Profile Fund and Aggressive Profile Fund. These financial statements and the related notes pertain to the Money Market Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Trust's shares are sold directly or indirectly to The Lincoln National Life Insurance Company ("Lincoln Life") and its affiliates (collectively, the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize current income while providing stability of net asset value and preservation of capital.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends daily and declares and pays distributions from net realized gain on investments, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under the above arrangement is included under custodian fees on the Statement of Operations with the expense offset shown as "expense paid indirectly."

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment adviser. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund, 0.40% of the next $200 million, and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the year ended December 31, 2005, fees for these services amounted to $170,268.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of DMC, provides various administrative services necessary for the operation of the Fund. For these services, the Fund pays Lincoln Life an annual fee of $25,000 plus the cost of certain support services, such as legal and corporate secretary services. For the year ended December 31, 2005, fees for these support services amounted to $14,821.

Pursuant to the distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

At December 31, 2005, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to DMC..............................  $150,586
Accounting and Administration Fees Payable to DSC...........    29,706
Administration Fees Payable to Lincoln Life.................     2,083
Distribution Fees Payable to the Companies..................    17,282

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

                              Money Market Fund- 8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2005 and 2004 was as follows:

                                              YEAR               YEAR
                                              ENDED             ENDED
                                            12/31/05           12/31/04
                                           -----------        ----------
Ordinary income..........................  $10,449,479        $3,059,502

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on investment transactions and distributions. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2005, the Fund recorded the following reclassifications.

                                          ACCUMULATED
                                         NET REALIZED       PAID-IN
                                          GAIN (LOSS)       CAPITAL
                                         ------------       -------
                                             $(16)            $16

4. CAPITAL SHARES
Transactions in capital shares were as follows:

                                              YEAR               YEAR
                                              ENDED              ENDED
                                            12/31/05           12/31/04
                                           -----------        -----------
Shares sold:
 Standard Class..........................   37,334,533         33,555,612
 Service Class...........................    9,407,329         10,186,189
Shares issued upon reinvestment of
 dividends and distributions:
 Standard Class..........................      871,420            281,477
 Service Class...........................      173,527             24,473
                                           -----------        -----------
                                            47,786,809         44,047,751
                                           -----------        -----------
Shares repurchased:
 Standard Class..........................  (34,860,293)       (39,104,074)
 Service Class...........................   (6,559,694)        (5,953,310)
                                           -----------        -----------
                                           (41,419,987)       (45,057,384)
                                           -----------        -----------
Net increase (decrease)..................    6,366,822         (1,009,633)
                                           ===========        ===========

5. CREDIT RISK
The Fund had investments in securities issued by banks, including foreign banks, foreign branches of domestic banks, and other financial institutions representing 59% of net assets at December 31, 2005. The ability of these entities to meet their obligations may be affected by economic conditions related to the industry.

6. LINE OF CREDIT
The Fund, along with certain other series in the Trust (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the agreement. The Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at December 31, 2005, or at any time during the year.

7. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

                              Money Market Fund- 9

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Lincoln Variable Insurance Products Trust-Money Market Fund

We have audited the accompanying statement of net assets of the Money Market Fund (one of the series constituting Lincoln Variable Insurance Products Trust) (the "Fund") as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market Fund of Lincoln Variable Insurance Products Trust at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                        [ERNST & YOUNG LLP]

Philadelphia, Pennsylvania
February 10, 2006

                             Money Market Fund- 10

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MONEY MARKET FUND
OTHER FUND INFORMATION

TAX INFORMATION (UNAUDITED)
For the fiscal year ended December 31, 2005, the Fund designates distributions paid during the year as follows:

     (A)
  LONG-TERM                   (B)
CAPITAL GAINS           ORDINARY INCOME               TOTAL
DISTRIBUTIONS            DISTRIBUTIONS            DISTRIBUTIONS
 (TAX BASIS)              (TAX BASIS)              (TAX BASIS)
-------------           ---------------           -------------
      -                       100%                     100%

------------------
(A) and (B) are based on a percentage of the Fund's total distributions.

APPROVAL OF ADVISORY AGREEMENT

On August 15, 2005, the Board of Trustees of the Money Market Fund (the "Fund"), met to consider, among other things, the renewal of the advisory agreement for the Fund. Following presentations from Lincoln Fund Management, the Independent Trustees of the Trust met in executive session to consider the approval of the advisory agreement with Delaware Management Company ("DMC"), a series of Delaware Management Business Trust.

The Independent Trustees reviewed materials provided by Lincoln Fund Management and DMC prior to the meeting. In addition, the Independent Trustees reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment advisory agreements and the factors they should consider in renewing such agreements. Prior to and during a portion of the meeting, the Independent Trustees and their independent legal counsel met separately from management to consider renewal of the investment advisory agreement.

In considering approval of the renewal of the investment advisory agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered all factors together. The Independent Trustees considered the following factors and reached the following conclusions with respect to their review of the advisory agreement.

ADVISORY AGREEMENT

In considering the renewal of the Fund's investment advisory agreement with DMC, the Independent Trustees considered the nature, extent and quality of services provided by DMC for the Fund and considered its response to various inquiries, including the list of services provided by DMC, information about its investment staff and the Fund's portfolio manager, DMC's Form ADV and compliance matters. The Independent Trustees concluded that the services provided by DMC were satisfactory. The Independent Trustees reviewed the Fund's investment performance compared to the average of its Lipper peer group and a securities market index and determined that the investment performance of the Fund has been good.

The Independent Trustees reviewed the advisory fee and the total expense ratio for the Fund compared to management fees and total expense ratio information of the Fund's Lipper peer group. The Board was provided information on the advisory fee DMC charges to other funds and its institutional account fee schedule. The Independent Trustees also considered the advisory fee paid by other comparable money market funds not advised by DMC. The Independent Trustees noted that the Fund's advisory fee was above the average of its Lipper peer group but well below the highest fee in its peer group and concluded that the advisory fee was within an acceptable range of the comparable money market funds in light of the nature, extent and quality of services provided to the Fund, and that the advisory fee was reasonable. The Independent Trustees considered that the Fund's total expense ratio was below the average of the peer group. They also considered the profitability to DMC with respect to the Fund on a pre-tax basis and concluded that the profitability of DMC in connection with the management of the Fund was not unreasonable. The Independent Trustees considered the Fund's advisory fee schedule and the Fund's asset size, noted that the fee schedule contains breakpoints, and concluded that the fee schedule reflects a sharing with the Fund of any economies of scale. The Independent Trustees reviewed materials provided by DMC as to any additional benefits it receives and noted DMC's representation that it may enjoy increased business from shareholders who are familiar with the organization.

At the August 15(th) meeting, the full Board (a) concurred with the conclusions of the Independent Trustees and (b) approved the advisory agreement and the fees and other amounts to be paid under the agreement.

                             Money Market Fund- 11

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MONEY MARKET FUND
OTHER FUND INFORMATION (CONTINUED)

OFFICER/TRUSTEE INFORMATION

                            POSITION(S)    TERM OF OFFICE
    NAME, ADDRESS AND        HELD WITH      AND LENGTH OF                      PRINCIPAL OCCUPATION(S)
      YEAR OF BIRTH          THE TRUST     TIME SERVED(2)                     DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
Kelly D. Clevenger(1)       Chairman,    Chairman since       Vice President, The Lincoln National Life Insurance
1300 S. Clinton Street      President    August 1995;         Company; Executive Vice President, Lincoln Retirement
Fort Wayne, IN 46802        and Trustee  President and        Services Company, LLC; Second Vice President, Lincoln Life
YOB: 1952                                Trustee since        & Annuity Company of New York
                                         November 1994
Janet C. Chrzan(1)          Advisory     Advisory Trustee     Vice President, The Lincoln National Life Insurance
1300 S. Clinton Street      Trustee      since May 2004; and  Company; formerly Chief Financial Officer and Director of
Fort Wayne, IN 46802                     formerly Trustee     The Lincoln National Life Insurance Company; Vice
YOB: 1948                                since August 2003    President and Treasurer, Lincoln National Corporation
                                                              (insurance holding company); Chief Financial Officer and
                                                              Second Vice President, Lincoln Life & Annuity Company of
                                                              New York; Treasurer and Assistant Secretary, Lincoln
                                                              Financial Group Foundation, Inc.
Nancy L. Frisby             Trustee      Trustee since April  Vice President and Chief Financial Officer, DeSoto
1300 S. Clinton Street                   1992                 Memorial Hospital; formerly Chief Financial Officer,
Fort Wayne, IN 46802                                          Bascom Palmer Eye Institute, University of Miami School of
YOB: 1941                                                     Medicine; formerly Vice President and Chief Financial
                                                              Officer, St. Joseph Medical Center, Inc.
Kenneth G. Stella           Trustee      Trustee since        President, Indiana Hospital & Health Association
1300 S. Clinton Street                   February 1998
Fort Wayne, IN 46802
YOB: 1943
Gary D. Lemon               Advisory     Advisory Trustee     Instructor, Assistant Professor, Economics and Management,
1300 S. Clinton Street      Trustee      since November 2004  DePauw University
Fort Wayne, IN 46802
YOB: 1948
David H. Windley            Trustee      Trustee since        Director (Partner) Blue & Co., LLC
1300 S. Clinton Street                   August 2004
Fort Wayne, IN 46802
YOB: 1943
Eldon J. Summers(1)         Second Vice  Second Vice          Second Vice President and Treasurer, The Lincoln National
1300 S. Clinton Street      President    President and        Life Insurance Company
Fort Wayne, IN 46802        and          Treasurer since May
YOB: 1950                   Treasurer    2003
Cynthia A. Rose(1)          Secretary    Secretary since      Assistant Secretary, Lincoln National Corporation
1300 S. Clinton Street                   February 1995
Fort Wayne, IN 46802
YOB: 1954
Sheryl L. Sturgill(1)       Chief        Chief Accounting     Director of Separate Accounts Financial Operations,
1300 S. Clinton Street      Accounting   Officer since        Assistant Vice President, The Lincoln National Life
Fort Wayne, IN 46802        Officer      November 2003        Insurance Company; formerly Director of Compliance and
YOB: 1959                                                     Business Consulting, Lincoln National Reassurance Company
Rise' C.M. Taylor(1)        Vice         Vice President,      Vice President, Assistant Treasurer, and Assistant
1300 S. Clinton Street      President    Assistant            Secretary, The Lincoln National Life Insurance Company;
Fort Wayne, IN 46802        and          Treasurer, and       Second Vice President and Assistant Treasurer, Lincoln
YOB: 1967                   Assistant    Assistant Secretary  Life & Annuity Company of New York; formerly Investment
                            Treasurer    since August 2003    Portfolio Manager, Lincoln Investment Management

                             NUMBER OF
                             FUNDS IN
                               TRUST
                              COMPLEX
    NAME, ADDRESS AND       OVERSEEN BY    OTHER DIRECTORSHIPS
      YEAR OF BIRTH           TRUSTEE        HELD BY TRUSTEE
--------------------------  ------------------------------------
Kelly D. Clevenger(1)           19       Lincoln Retirement
1300 S. Clinton Street                   Services Company, LLC
Fort Wayne, IN 46802
YOB: 1952
Janet C. Chrzan(1)              19       The Administrative
1300 S. Clinton Street                   Management Group, Inc.;
Fort Wayne, IN 46802                     Lincoln Life Improved
YOB: 1948                                Housing, Inc.
Nancy L. Frisby                 19       N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1941
Kenneth G. Stella               19       First National Bank &
1300 S. Clinton Street                   Trust
Fort Wayne, IN 46802
YOB: 1943
Gary D. Lemon                   19       N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1948
David H. Windley                19       Meridian Investment
1300 S. Clinton Street                   Advisors, Inc.; Eureka
Fort Wayne, IN 46802                     College; Indiana Health
YOB: 1943                                Facility
Eldon J. Summers(1)             N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1950
Cynthia A. Rose(1)              N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1954
Sheryl L. Sturgill(1)           N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1959
Rise' C.M. Taylor(1)            N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1967

                             Money Market Fund- 12

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MONEY MARKET FUND
OTHER FUND INFORMATION (CONTINUED)

                            POSITION(S)    TERM OF OFFICE
    NAME, ADDRESS AND        HELD WITH      AND LENGTH OF                      PRINCIPAL OCCUPATION(S)
      YEAR OF BIRTH          THE TRUST     TIME SERVED(2)                     DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
James Blake(1)              Chief        Chief Compliance     Assistant Vice President and Senior Compliance Officer,
1300 S. Clinton Street      Compliance   Officer since        Delaware Investments; formerly Client Trading Manager,
Fort Wayne, IN 46802        Officer      November 2005        Loomis Sayles & Company, LP
YOB: 1963

                             NUMBER OF
                             FUNDS IN
                               TRUST
                              COMPLEX
    NAME, ADDRESS AND       OVERSEEN BY    OTHER DIRECTORSHIPS
      YEAR OF BIRTH           TRUSTEE        HELD BY TRUSTEE
--------------------------  ------------------------------------
James Blake(1)                  N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1963

------------------
Additional information on the officers and trustees can be found in the Statement of Additional Information ("SAI") to the Trust's prospectus. To obtain a free copy of the SAI, write: Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). The SAI is also available on the SEC's web site (http://www.sec.gov).

(1) All of the executive officers are "interested persons" of the Trust, as that term is defined by Section 2(a)(19) of the 1940 Act, by reason of their being officers of the Trust.

(2) The officers and trustees hold their position with the Trust until retirement or resignation. The Bylaws of the Trust do not specify a term of office.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.

                             Money Market Fund- 13

                             SOCIAL AWARENESS FUND

                          [DELAWARE INVESTMENTS LOGO]

                               Lincoln Variable
                               Insurance Products Trust-
                               Social Awareness Fund
                               Annual Report
                               December 31, 2005

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
SOCIAL AWARENESS FUND

INDEX

COMMENTARY
DISCLOSURE OF FUND EXPENSES
SECTOR ALLOCATION
STATEMENT OF NET ASSETS
STATEMENT OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
OTHER FUND INFORMATION
OFFICER/TRUSTEE INFORMATION

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
SOCIAL AWARENESS FUND
ANNUAL REPORT COMMENTARY
For the year ended December 31, 2005

Managed by:

                                                     [DELAWARE INVESTMENTS LOGO]

The Fund returned 12.0% (Standard Class shares with distributions reinvested) for the year ended December 31, 2005, while its style specific benchmark, the Russell 1000 Index*, returned 6.3%.

The stock market was mostly positive in 2005, with the broad S&P 500 Index returning 4.9%. The market did see a year-end rally, mostly in November, however, 2005 ended on a down note on concerns that economic and corporate profit growth will slow in 2006. As was the case in 2004, energy and utility stocks led performance and were the best performing sectors in the S&P 500; and the transportation sector also fared well. Credit cyclicals, media and communications services issues trailed the overall market.

We are pleased to report that both on an absolute and a relative basis the Fund saw excellent performance in 2005. Stock selection in the energy, health care, and capital goods sectors positively contributed to relative performance. The Fund's positive performance was partially offset by stock selection in the technology, utilities and real estate sectors.

The economy remains strong and we anticipate growth will continue into 2006, albeit at a slower rate. Growth has been robust although it is likely to stabilize as corporate earnings will have difficult comparisons given the strong earnings growth seen in 2005. Despite this, we remain positive on the equity markets in 2006. U.S. Gross Domestic Product (GDP) growth is at an annualized rate above 3%, inflation remains low, and employment is strong. The economy has displayed resiliency in the face of record-high oil prices, the devastating hurricane season and geo-political tensions. Inflation remains controlled and the Federal Reserve has indicated that it is in the latter stages of its rate hiking campaign. It is our belief that when the market anticipates that the Federal Reserve will pause or end monetary tightening, equities will respond favorably.

Francis X. Morris
Christopher S. Adams
Michael S. Morris
Donald G. Padilla
Delaware Investments

Growth of $10,000 invested 12/31/95 through 12/31/05
(GROWTH CHART)

                                                                   SOCIAL AWARENESS FUND
                                                                   STANDARD CLASS SHARES                RUSSELL 1000 INDEX
                                                                   ---------------------                ------------------
12/31/95                                                                   10000                              10000
                                                                           12894                              12245
                                                                           17733                              16268
                                                                           21260                              20663
                                                                           24543                              24984
                                                                           22498                              23038
                                                                           20361                              20170
                                                                           15853                              15803
                                                                           20904                              20526
                                                                           23559                              22867
12/31/05                                                                   26393                              24300

This chart illustrates, hypothetically, that $10,000 was invested in the Social Awareness Fund Standard Class shares on 12/31/95. As the chart shows, by December 31, 2005, the value of the investment at net asset value, with any dividends and distributions reinvested, would have grown to $26,393. For comparison, look at how the Russell 1000 Index did over the same period. The same $10,000 investment would have grown to $24,300. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index. An expense waiver was in effect for the Fund during the periods shown. Performance would have been lower had the expense waiver not been in effect.

Average annual total returns
on investment                                  Ended
Standard Class Shares                          12/31/05
-------------------------------------------------------
One Year                                        +12.03%
-------------------------------------------------------
Five Years                                      + 3.25%
-------------------------------------------------------
Ten Years                                       +10.19%
-------------------------------------------------------

The Service Class shares total return was 11.75% for the year ended 12/31/05 and its average annual total return was 17.23% for the period from 5/15/03 (commencement of operations) to 12/31/05.

* Russell 1000 Index measures the performance of the largest 1,000 companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

                            Social Awareness Fund- 1

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
SOCIAL AWARENESS FUND

DISCLOSURE
     OF FUND EXPENSES
FOR THE PERIOD JULY 1, 2005 TO DECEMBER 31, 2005

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Fund, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                      Expenses
                               Beginning     Ending                  Paid During
                                Account      Account    Annualized     Period
                                 Value        Value      Expense      7/1/05 to
                                 7/1/05     12/31/05      Ratios      12/31/05*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Standard Class...............  $1,000.00    $1,087.10     0.41%         $2.16
Service Class................   1,000.00     1,085.80     0.66%          3.47
--------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class...............  $1,000.00    $1,023.14     0.41%         $2.09
Service Class................   1,000.00     1,021.88     0.66%          3.36
--------------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                            Social Awareness Fund- 2

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
SOCIAL AWARENESS FUND

SECTOR ALLOCATION
AS OF DECEMBER 31, 2005

Sector designations may be different than the sector designations presented in other Fund materials.

                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
COMMON STOCK                                                   96.78%
------------------------------------------------------------------------
Basic Materials                                                 4.00%
Business Services                                               0.94%
Capital Goods                                                   4.48%
Communication Services                                          2.25%
Consumer Discretionary                                          5.76%
Consumer Services                                               1.27%
Consumer Staples                                                6.33%
Credit Cyclicals                                                1.78%
Energy                                                          8.80%
Financials                                                     23.53%
Health Care                                                    13.80%
Media                                                           3.62%
Real Estate                                                     1.24%
Technology                                                     15.75%
Transportation                                                  1.37%
Utilities                                                       1.86%
------------------------------------------------------------------------
DISCOUNT NOTES                                                  2.79%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               99.57%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 0.43%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

                            Social Awareness Fund- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SOCIAL AWARENESS FUND
STATEMENT OF NET ASSETS
December 31, 2005

                                              NUMBER OF        MARKET
                                               SHARES          VALUE
    COMMON STOCK-96.78%
    BASIC MATERIALS-4.00%
    Airgas.................................      291,800   $    9,600,220
    Ecolab.................................      323,100       11,718,837
    Lubrizol...............................      237,300       10,305,939
  + Pactiv.................................      239,500        5,269,000
    Temple-Inland..........................      181,400        8,135,790
    Worthington Industries.................      207,200        3,980,312
                                                           --------------
                                                               49,010,098
                                                           --------------
    BUSINESS SERVICES-0.94%
    Manpower...............................      105,500        4,905,750
    Pitney Bowes...........................      154,900        6,544,525
                                                           --------------
                                                               11,450,275
                                                           --------------
    CAPITAL GOODS-4.48%
    American Standard......................      213,800        8,541,310
    Emerson Electric.......................      212,300       15,858,810
    Fluor..................................      112,800        8,714,928
  + Grant Prideco..........................      131,200        5,788,544
    Illinois Tool Works....................       90,300        7,945,497
    Teleflex...............................      125,000        8,122,500
                                                           --------------
                                                               54,971,589
                                                           --------------
    COMMUNICATION SERVICES-2.25%
    AT&T...................................      390,500        9,563,345
    Sprint.................................      439,400       10,264,384
    Telefonos de Mexico ADR................      314,300        7,756,924
                                                           --------------
                                                               27,584,653
                                                           --------------
    CONSUMER DISCRETIONARY-5.76%
    Best Buy...............................      172,200        7,487,256
  + Coach..................................      238,800        7,961,592
    Federated Department Stores............      114,500        7,594,785
    Gap....................................      325,000        5,733,000
    Home Depot.............................      376,800       15,252,864
  + Kohl's.................................      130,800        6,356,880
    NIKE...................................       99,400        8,626,926
    Nordstrom..............................      311,600       11,653,840
                                                           --------------
                                                               70,667,143
                                                           --------------
    CONSUMER SERVICES-1.27%
    McDonald's.............................      327,600       11,046,672
    Southwest Airlines.....................      271,200        4,455,816
                                                           --------------
                                                               15,502,488
                                                           --------------
    CONSUMER STAPLES-6.33%
    Clorox.................................      260,900       14,842,601
    CVS....................................      388,600       10,266,812
  + Energizer Holdings.....................       90,200        4,491,058
    General Mills..........................      187,400        9,242,568
    Heinz (H.J.)...........................      346,400       11,680,608
    Kellogg................................      203,500        8,795,270
    Walgreen...............................      246,600       10,914,516
    Wrigley, (Wm) Jr.......................      112,000        7,446,880
                                                           --------------
                                                               77,680,313
                                                           --------------

                                              NUMBER OF        MARKET
                                               SHARES          VALUE
    COMMON STOCK (CONTINUED)
    CREDIT CYCLICALS-1.78%
    D.R. Horton............................      165,100   $    5,899,023
    KB HOME................................      148,500       10,790,010
    Magna International Class A............       71,700        5,161,683
                                                           --------------
                                                               21,850,716
                                                           --------------
    ENERGY-8.80%
    Burlington Resources...................      255,100       21,989,620
    Devon Energy...........................      150,200        9,393,508
    ENSCO International....................      106,900        4,741,015
    EOG Resources..........................      308,900       22,663,993
  + Nabors Industries......................      128,600        9,741,450
  + National Oilwell Varco.................      194,400       12,188,880
  + Newfield Exploration...................      195,700        9,798,699
    Noble..................................       91,400        6,447,356
    Patterson-UTI Energy...................      186,200        6,135,290
    Tidewater..............................      107,100        4,761,666
                                                           --------------
                                                              107,861,477
                                                           --------------
    FINANCIALS-23.53%
    Allstate...............................      181,000        9,786,670
    American International Group...........      223,700       15,263,051
    Bank of America........................      528,900       24,408,735
    Berkley (W.R.).........................      140,700        6,700,134
    Capital One Financial..................       88,800        7,672,320
    CIGNA..................................       69,200        7,729,640
    CIT Group..............................      143,400        7,425,252
    Citigroup..............................      649,700       31,529,941
    Countrywide Financial..................      246,100        8,414,159
    Everest Re Group.......................       57,300        5,750,055
    Freddie Mac............................      162,100       10,593,235
    JPMorgan Chase & Co....................      445,100       17,666,019
    Lehman Brothers Holdings...............       81,100       10,394,587
    MBNA...................................      358,000        9,723,280
    Mellon Financial.......................      218,200        7,473,350
    Merrill Lynch..........................      194,000       13,139,620
    Morgan Stanley.........................      250,500       14,213,370
    North Fork Bancorporation..............      317,800        8,695,008
    PMI Group..............................      166,900        6,854,583
    PNC Financial Services Group...........      107,200        6,628,176
    Prudential Financial...................      168,600       12,339,834
    U.S. Bancorp...........................      498,900       14,912,121
    UnitedHealth Group.....................      222,000       13,795,080
  + WellPoint..............................      161,900       12,918,001
    Wells Fargo............................       72,700        4,567,741
                                                           --------------
                                                              288,593,962
                                                           --------------
    HEALTH CARE-13.80%
    Allergan...............................      111,400       12,026,744
  + Amgen..................................      299,000       23,579,140
    Bard (C.R.)............................      138,100        9,103,552
    Baxter International...................      146,800        5,527,020

                            Social Awareness Fund- 4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SOCIAL AWARENESS FUND
STATEMENT OF NET ASSETS (CONTINUED)

                                              NUMBER OF        MARKET
                                               SHARES          VALUE
    COMMON STOCK (CONTINUED)
    HEALTH CARE (CONTINUED)
    Becton, Dickinson......................      117,900   $    7,083,432
    Biomet.................................      134,600        4,922,322
  + Express Scripts Class A................      167,800       14,061,640
  + Forest Laboratories....................      153,300        6,236,244
  + Genentech..............................      122,400       11,322,000
  + Gilead Sciences........................      208,500       10,973,355
    GlaxoSmithKline ADR....................      363,600       18,354,528
    HCA....................................      132,100        6,671,050
    Medtronic..............................      243,800       14,035,566
    PerkinElmer............................      246,600        5,809,896
    Quest Diagnostics......................      143,600        7,392,528
    Shire Pharmaceuticals ADR..............      162,000        6,283,980
  + Zimmer Holdings........................       86,500        5,833,560
                                                           --------------
                                                              169,216,557
                                                           --------------
    MEDIA-3.62%
  + Comcast Class A........................      120,300        3,122,988
  + Comcast Special Class A................      280,200        7,198,338
    Disney (Walt)..........................      467,800       11,213,166
    Knight-Ridder..........................       77,200        4,886,760
    Omnicom Group..........................       45,000        3,830,850
    Time Warner............................      812,000       14,161,280
                                                           --------------
                                                               44,413,382
                                                           --------------
    REAL ESTATE-1.24%
    Developers Diversified Realty..........      104,700        4,922,994
    Equity Office Properties Trust.........      155,300        4,710,249
    ProLogis...............................      120,200        5,615,744
                                                           --------------
                                                               15,248,987
                                                           --------------
    TECHNOLOGY-15.75%
    Adobe Systems..........................      179,100        6,619,536
    Applied Materials......................      662,600       11,887,044
  + Cisco Systems..........................      986,900       16,895,728
  + Dell...................................      459,600       13,783,404
  + DST Systems............................      101,500        6,080,865
  + eBay...................................      171,700        7,426,025

                                              NUMBER OF        MARKET
                                               SHARES          VALUE
    COMMON STOCK (CONTINUED)
    TECHNOLOGY (CONTINUED)
  + EMC....................................      437,300   $    5,956,026
    Hewlett-Packard........................      454,300       13,006,609
    Intel..................................      942,100       23,514,816
  + Juniper Networks.......................      248,900        5,550,470
  + Lexmark International Class A..........      118,200        5,298,906
    Microsoft..............................    1,150,000       30,072,500
    National Semiconductor.................      196,900        5,115,462
  + NAVTEQ.................................      108,600        4,764,282
    Nokia ADR..............................      294,400        5,387,520
  + Oracle.................................      357,200        4,361,412
    QUALCOMM...............................      264,000       11,373,120
    Sony ADR...............................       97,100        3,961,680
    Texas Instruments......................      377,400       12,103,218
                                                           --------------
                                                              193,158,623
                                                           --------------
    TRANSPORTATION-1.37%
    FedEx..................................      107,100       11,073,069
    Norfolk Southern.......................      128,900        5,778,587
                                                           --------------
                                                               16,851,656
                                                           --------------
    UTILITIES-1.86%
    NSTAR..................................      214,900        6,167,630
    Puget Energy...........................      262,900        5,368,418
    Questar................................      149,400       11,309,580
                                                           --------------
                                                               22,845,628
                                                           --------------
    TOTAL COMMON STOCK (COST
     $837,864,462).........................                 1,186,907,547
                                                           --------------
                                              PRINCIPAL
                                               AMOUNT
 ## DISCOUNT NOTES-2.79%
    Fannie Mae 3.648% 1/5/06...............  $ 7,920,000        7,916,788
    Freddie Mac
     4.19% 1/23/06.........................    6,560,000        6,543,203
     4.189% 1/30/06........................   19,780,000       19,713,259
                                                           --------------
    TOTAL DISCOUNT NOTES (COST
     $34,173,250)..........................                    34,173,250
                                                           --------------

TOTAL MARKET VALUE OF SECURITIES-99.57% (COST
 $872,037,712)..............................................   1,221,080,797
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.43%.......       5,297,780
                                                              --------------
NET ASSETS APPLICABLE TO 38,018,831 SHARES
 OUTSTANDING-100.00%........................................  $1,226,378,577
                                                              ==============
NET ASSET VALUE-SOCIAL AWARENESS FUND STANDARD CLASS
 ($1,149,865,107 / 35,644,821 SHARES).......................         $32.259
                                                                     =======
NET ASSET VALUE-SOCIAL AWARENESS FUND SERVICE CLASS
 ($76,513,470 / 2,374,010 SHARES)...........................         $32.230
                                                                     =======
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2005:
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $1,018,522,979
Undistributed net investment income.........................       2,180,753
Accumulated net realized loss on investments................    (143,368,240)
Net unrealized appreciation of investments..................     349,043,085
                                                              --------------
Total net assets............................................  $1,226,378,577
                                                              ==============

------------------

  + Non-income producing security for the year ended December
    31, 2005.
 ## Zero coupon security. The interest rate shown is the yield at the time of purchase.

ADR-American Depositary Receipts

                             See accompanying notes

                            Social Awareness Fund- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
SOCIAL AWARENESS FUND
STATEMENT OF OPERATIONS
Year Ended December 31, 2005

INVESTMENT INCOME:
Dividends..............................................  $ 15,802,770
Interest...............................................       570,037
Foreign tax withheld...................................       (37,779)
                                                         ------------
                                                           16,335,028
                                                         ------------
EXPENSES:
Management fees........................................     4,049,125
Accounting and administration expenses.................       481,161
Reports and statements to shareholders.................       155,621
Distribution expenses-Service Class....................       155,094
Professional fees......................................        38,112
Custodian fees.........................................        36,357
Trustees' fees.........................................        12,418
Other..................................................        98,353
                                                         ------------
                                                            5,026,241
Less expense paid indirectly...........................        (3,319)
                                                         ------------
Total expenses.........................................     5,022,922
                                                         ------------
NET INVESTMENT INCOME..................................    11,312,106
                                                         ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments.......................    76,118,100
Net change in unrealized appreciation/depreciation of
 investments...........................................    45,753,423
                                                         ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS........   121,871,523
                                                         ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...  $133,183,629
                                                         ============

                             See accompanying notes

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
SOCIAL AWARENESS FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                   YEAR ENDED
                                            12/31/05         12/31/04
                                         --------------   --------------
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income..................  $   11,312,106   $   14,848,949
Net realized gain on investments.......      76,118,100       43,097,370
Net change in unrealized
 appreciation/depreciation of
 investments...........................      45,753,423       73,359,886
                                         --------------   --------------
Net increase in net assets resulting
 from operations.......................     133,183,629      131,306,205
                                         --------------   --------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income:
 Standard Class........................      (9,173,274)      (9,861,247)
 Service Class.........................        (453,694)        (225,951)
                                         --------------   --------------
                                             (9,626,968)     (10,087,198)
                                         --------------   --------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class........................      40,019,682       42,308,378
 Service Class.........................      33,911,067       34,879,378
Net asset value of shares issued upon
 reinvestment of dividends and
 distributions:
 Standard Class........................       9,173,274        9,861,247
 Service Class.........................         453,694          225,951
                                         --------------   --------------
                                             83,557,717       87,274,954
                                         --------------   --------------
Cost of shares repurchased:
 Standard Class........................    (126,896,207)    (120,724,634)
 Service Class.........................      (7,651,750)      (3,300,484)
                                         --------------   --------------
                                           (134,547,957)    (124,025,118)
                                         --------------   --------------
Decrease in net assets derived from
 capital share transactions............     (50,990,240)     (36,750,164)
                                         --------------   --------------
NET INCREASE IN NET ASSETS.............      72,566,421       84,468,843
NET ASSETS:
Beginning of year......................   1,153,812,156    1,069,343,313
                                         --------------   --------------
End of year (including undistributed
 net investment income of $2,180,753
 and $4,809,518, respectively).........  $1,226,378,577   $1,153,812,156
                                         ==============   ==============

                             See accompanying notes

                            Social Awareness Fund- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SOCIAL AWARENESS FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                      SOCIAL AWARENESS FUND STANDARD CLASS
                                                                                   YEAR ENDED
                                                 12/31/05          12/31/04         12/31/03(1)        12/31/02         12/31/01
                                                ---------------------------------------------------------------------------------
Net asset value, beginning of period..........  $   29.034        $   26.001        $   19.875         $ 25.810        $   37.208

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)......................       0.297             0.368             0.222            0.233             0.227
Net realized and unrealized gain (loss) on
 investments..................................       3.189             2.921             6.099           (5.951)           (2.822)
                                                ----------        ----------        ----------         --------        ----------
Total from investment operations..............       3.486             3.289             6.321           (5.718)           (2.595)
                                                ----------        ----------        ----------         --------        ----------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income.........................      (0.261)           (0.256)           (0.195)          (0.217)           (0.174)
Net realized gain on investments..............          --                --                --               --            (8.629)
                                                ----------        ----------        ----------         --------        ----------
Total dividends and distributions.............      (0.261)           (0.256)           (0.195)          (0.217)           (8.803)
                                                ----------        ----------        ----------         --------        ----------
Net asset value, end of period................  $   32.259        $   29.034        $   26.001         $ 19.875        $   25.810
                                                ==========        ==========        ==========         ========        ==========

Total return(3)...............................      12.03%            12.70%            31.86%          (22.14%)           (9.50%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted).......  $1,149,865        $1,111,254        $1,062,079         $857,646        $1,274,803
Ratio of expenses to average net assets.......       0.42%             0.41%             0.43%            0.40%             0.40%
Ratio of expenses to average net assets prior
 to fees waived and expense paid indirectly...       0.42%             0.41%             0.43%            0.42%             0.40%
Ratio of net investment income to average net
 assets.......................................       0.99%             1.38%             0.99%            1.03%             0.75%
Ratio of net investment income to average net
 assets prior to fees waived and expense paid
 indirectly...................................       0.99%             1.38%             0.99%            1.01%             0.75%
Portfolio turnover............................         28%               38%               60%              32%               49%

------------------
(1)Effective April 30, 2003, the Lincoln National Social Awareness Fund, Inc. was merged into the Social Awareness Fund. The financial highlights for periods prior to April 30, 2003 reflect the performance history of the Lincoln National Social Awareness Fund, Inc.

(2)The average shares outstanding method has been applied for per share information.

(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                            Social Awareness Fund- 7

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SOCIAL AWARENESS FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                             SOCIAL AWARENESS FUND SERVICE CLASS
                                                                                          5/15/03(1)
                                                                 YEAR ENDED                   TO
                                                          12/31/05        12/31/04         12/31/03
                                                          ------------------------------------------
Net asset value, beginning of period....................  $29.020         $25.991           $21.631

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)................................    0.221           0.300             0.107
Net realized and unrealized gain on investments.........    3.185           2.918             4.419
                                                          -------         -------           -------
Total from investment operations........................    3.406           3.218             4.526
                                                          -------         -------           -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income...................................   (0.196)         (0.189)           (0.166)
                                                          -------         -------           -------
Total dividends and distributions.......................   (0.196)         (0.189)           (0.166)
                                                          -------         -------           -------

Net asset value, end of period..........................  $32.230         $29.020           $25.991
                                                          =======         =======           =======

Total return(3).........................................   11.75%          12.42%            20.97%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted).................  $76,514         $42,558           $ 7,265
Ratio of expenses to average net assets.................    0.67%           0.66%             0.68%
Ratio of net investment income to average net assets....    0.74%           1.13%             0.72%
Portfolio turnover......................................      28%             38%               60%(4)

------------------
(1)Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2)The average shares outstanding method has been applied for per share information.

(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

(4)The portfolio turnover is representative for the entire Fund for the year ended December 31, 2003.

                             See accompanying notes

                            Social Awareness Fund- 8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SOCIAL AWARENESS FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2005

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware statutory trust and consists of 18 series: Aggressive Growth Fund, Bond Fund, Capital Appreciation Fund, Core Fund, Equity-Income Fund, Global Asset Allocation Fund, Growth Fund, Growth and Income Fund, Growth Opportunities Fund, International Fund, Managed Fund, Money Market Fund, Social Awareness Fund, Special Opportunities Fund, Conservative Profile Fund, Moderate Profile Fund, Moderately Aggressive Profile Fund and Aggressive Profile Fund. These financial statements and the related notes pertain to the Social Awareness Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Trust's shares are sold directly or indirectly to The Lincoln National Life Insurance Company ("Lincoln Life") and its affiliates (collectively, the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $39,727 for the year ended December 31, 2005.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under the above arrangement is included under custodian fees on the Statement of Operations with the expense offset shown as "expense paid indirectly."

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment adviser. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund, 0.40% of the next $200 million, and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the year ended December 31, 2005, fees for these services amounted to $440,457.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of DMC, provides various administrative services necessary for the operation of the Fund. For these services, the Fund pays Lincoln Life an annual fee of $25,000 plus the cost of certain support services, such as legal and corporate secretary services. For the year ended December 31, 2005, fees for these support services amounted to $15,704.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The

                            Social Awareness Fund- 9

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SOCIAL AWARENESS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

At December 31, 2005, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to DMC..............................  $363,740
Accounting and Administration Fees Payable to DSC...........    76,167
Administration Fees Payable to Lincoln Life.................     2,083
Distribution Fees Payable to the Companies..................    16,308

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the year ended December 31, 2005, the Fund made purchases of $320,736,695 and sales of $381,442,820 of investment securities other than short-term investments.

At December 31, 2005, the cost of investments for federal income tax purposes was $875,506,112. At December 31, 2005, net unrealized appreciation was $345,574,685, of which $362,553,080 related to unrealized appreciation of investments and $16,978,395 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2005 and 2004 was as follows:

                                              YEAR              YEAR
                                             ENDED              ENDED
                                            12/31/05          12/31/04
                                           ----------        -----------
Ordinary income..........................  $9,626,968        $10,087,198

In addition, the Fund declared an ordinary income consent dividend of $4,313,903 for the year ended December 31, 2004. Such amount has been deemed paid and contributed to the Fund as additional paid-in capital.

As of December 31, 2005, the components of net assets on a tax basis were as follows:

Shares of beneficial interest..........................   $1,018,522,979
Undistributed ordinary income..........................        2,180,753
Capital loss carryforwards.............................     (139,899,840)
Unrealized appreciation of investments.................      345,574,685
                                                          --------------
Net assets.............................................   $1,226,378,577
                                                          ==============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of the consent dividend. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2005, the Fund recorded the following reclassifications.

UNDISTRIBUTED NET
INVESTMENT INCOME           PAID-IN CAPITAL
-----------------           ---------------
  $(4,313,903)                $ 4,313,903

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $75,876,957 was utilized in 2005. Capital loss carryforwards remaining at December 31, 2005 will expire as follows: $130,440,344 expires in 2010 and $9,459,496 expires in 2011.

                           Social Awareness Fund- 10

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SOCIAL AWARENESS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                YEAR              YEAR
                                               ENDED             ENDED
                                              12/31/05          12/31/04
                                             ----------        ----------
Shares sold:
 Standard Class............................   1,308,271         1,583,807
 Service Class.............................   1,142,828         1,302,633
Shares issued upon reinvestment of
 dividends and distributions:
 Standard Class............................     291,261           357,758
 Service Class.............................      14,414             8,198
                                             ----------        ----------
                                              2,756,774         3,252,396
                                             ----------        ----------
Shares repurchased:
 Standard Class............................  (4,229,152)       (4,514,952)
 Service Class.............................    (249,724)         (123,844)
                                             ----------        ----------
                                             (4,478,876)       (4,638,796)
                                             ----------        ----------
Net decrease...............................  (1,722,102)       (1,386,400)
                                             ==========        ==========

6. MARKET RISK
The Fund only invests in companies that meet its definition of "socially responsible" and may be subject to certain risks as a result of investing exclusively in socially responsible companies. By avoiding certain companies not considered socially responsible, it could miss out on strong performance from those companies.

7. LINE OF CREDIT
The Fund, along with certain other series in the Trust (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the Agreement. The Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at December 31, 2005, or at any time during the year.

8. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

                           Social Awareness Fund- 11

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Lincoln Variable Insurance Products Trust-Social Awareness Fund

We have audited the accompanying statement of net assets of the Social Awareness Fund (one of the series constituting Lincoln Variable Insurance Products Trust) (the "Fund") as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Social Awareness Fund of Lincoln Variable Insurance Products Trust at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                        [ERNST & YOUNG LLP]

Philadelphia, Pennsylvania
February 10, 2006

                           Social Awareness Fund- 12

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SOCIAL AWARENESS FUND
OTHER FUND INFORMATION

TAX INFORMATION (UNAUDITED)
For the fiscal year ended December 31, 2005, the Fund designates distributions paid during the year as follows:

     (A)
  LONG-TERM                   (B)
CAPITAL GAINS           ORDINARY INCOME               TOTAL                   (C)
DISTRIBUTIONS            DISTRIBUTIONS            DISTRIBUTIONS            QUALIFYING
 (TAX BASIS)              (TAX BASIS)              (TAX BASIS)            DIVIDENDS(1)
-------------           ---------------           -------------           ------------
      -                      100%                     100%                     100%

------------------
(A) and (B) are based on a percentage of the Fund's total distributions.

(C) is based on a percentage of the Fund's ordinary income distributions.

(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

APPROVAL OF ADVISORY AGREEMENT

On August 15, 2005, the Board of Trustees of the Social Awareness Fund (the "Fund"), met to consider, among other things, the renewal of the advisory agreement for the Fund. Following presentations from Lincoln Fund Management, the Independent Trustees of the Trust met in executive session to consider the approval of the advisory agreement with Delaware Management Company ("DMC"), a series of Delaware Management Business Trust.

The Independent Trustees reviewed materials provided by Lincoln Fund Management and DMC prior to the meeting. In addition, the Independent Trustees reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment advisory agreements and the factors they should consider in renewing such agreements. Prior to and during a portion of the meeting, the Independent Trustees and their independent legal counsel met separately from management to consider renewal of the investment advisory agreement.

In considering approval of the renewal of the investment advisory agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered all factors together. The Independent Trustees considered the following factors and reached the following conclusions with respect to their review of the advisory agreement.

ADVISORY AGREEMENT

In considering the renewal of the Fund's investment advisory agreement with DMC, the Independent Trustees considered the nature, extent and quality of services provided by DMC for the Fund and considered its response to various inquiries, including the list of services provided by DMC, information about its investment staff and the Fund's portfolio manager, DMC's Form ADV and compliance matters. The Independent Trustees concluded that the services provided by DMC were satisfactory. The Independent Trustees reviewed the Fund's investment performance compared to the average of its Lipper peer group and a securities market index, and determined that the investment performance of the Fund over time has been very good.

The Independent Trustees reviewed the advisory fee and the total expense ratio for the Fund compared to management fees and total expense ratio information of the Fund's Lipper peer group. The Board was provided information on the advisory fee DMC charges to other funds and its institutional account fee schedule. The Independent Trustees considered that the Fund's advisory fee and total expense ratio were below the average of the Fund's peer group and concluded that the Fund's advisory fee was reasonable. They also considered the profitability to DMC with respect to the Fund on a pre-tax basis and concluded that the profitability of DMC in connection with the management of the Fund was not unreasonable. The Independent Trustees considered the Fund's advisory fee schedule and the Fund's asset size, noted that the advisory fee schedule contains breakpoints, and concluded that the fee schedule reflects a sharing with the Fund of any economies of scale. The Independent Trustees reviewed materials provided by DMC as to any additional benefits it receives and noted that DMC has the ability to obtain research with soft dollars that may be used for the benefit of the Fund, other Lincoln funds and other clients of DMC and noted DMC's representation that it may enjoy increased business from shareholders who are familiar with the organization.

At the August 15(th) meeting, the full Board (a) concurred with the conclusions of the Independent Trustees and (b) approved the advisory agreement and the fees and other amounts to be paid under the agreement.

                           Social Awareness Fund- 13

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SOCIAL AWARENESS FUND
OTHER FUND INFORMATION (CONTINUED)

OFFICER/TRUSTEE INFORMATION

                            POSITION(S)    TERM OF OFFICE
    NAME, ADDRESS AND        HELD WITH      AND LENGTH OF                      PRINCIPAL OCCUPATION(S)
      YEAR OF BIRTH          THE TRUST     TIME SERVED(2)                     DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
Kelly D. Clevenger(1)       Chairman,    Chairman since       Vice President, The Lincoln National Life Insurance
1300 S. Clinton Street      President    August 1995;         Company; Executive Vice President, Lincoln Retirement
Fort Wayne, IN 46802        and Trustee  President and        Services Company, LLC; Second Vice President, Lincoln Life
YOB: 1952                                Trustee since        & Annuity Company of New York
                                         November 1994
Janet C. Chrzan(1)          Advisory     Advisory Trustee     Vice President, The Lincoln National Life Insurance
1300 S. Clinton Street      Trustee      since May 2004; and  Company; formerly Chief Financial Officer and Director of
Fort Wayne, IN 46802                     formerly Trustee     The Lincoln National Life Insurance Company; Vice
YOB: 1948                                since August 2003    President and Treasurer, Lincoln National Corporation
                                                              (insurance holding company); Chief Financial Officer and
                                                              Second Vice President, Lincoln Life & Annuity Company of
                                                              New York; Treasurer and Assistant Secretary, Lincoln
                                                              Financial Group Foundation, Inc.
Nancy L. Frisby             Trustee      Trustee since April  Vice President and Chief Financial Officer, DeSoto
1300 S. Clinton Street                   1992                 Memorial Hospital; formerly Chief Financial Officer,
Fort Wayne, IN 46802                                          Bascom Palmer Eye Institute, University of Miami School of
YOB: 1941                                                     Medicine; formerly Vice President and Chief Financial
                                                              Officer, St. Joseph Medical Center, Inc.
Kenneth G. Stella           Trustee      Trustee since        President, Indiana Hospital & Health Association
1300 S. Clinton Street                   February 1998
Fort Wayne, IN 46802
YOB: 1943
Gary D. Lemon               Advisory     Advisory Trustee     Instructor, Assistant Professor, Economics and Management,
1300 S. Clinton Street      Trustee      since November 2004  DePauw University
Fort Wayne, IN 46802
YOB: 1948
David H. Windley            Trustee      Trustee since        Director (Partner) Blue & Co., LLC
1300 S. Clinton Street                   August 2004
Fort Wayne, IN 46802
YOB: 1943
Eldon J. Summers(1)         Second Vice  Second Vice          Second Vice President and Treasurer, The Lincoln National
1300 S. Clinton Street      President    President and        Life Insurance Company
Fort Wayne, IN 46802        and          Treasurer since May
YOB: 1950                   Treasurer    2003
Cynthia A. Rose(1)          Secretary    Secretary since      Assistant Secretary, Lincoln National Corporation
1300 S. Clinton Street                   February 1995
Fort Wayne, IN 46802
YOB: 1954
Sheryl L. Sturgill(1)       Chief        Chief Accounting     Director of Separate Accounts Financial Operations,
1300 S. Clinton Street      Accounting   Officer since        Assistant Vice President, The Lincoln National Life
Fort Wayne, IN 46802        Officer      November 2003        Insurance Company; formerly Director of Compliance and
YOB: 1959                                                     Business Consulting, Lincoln National Reassurance Company
Rise' C.M. Taylor(1)        Vice         Vice President,      Vice President, Assistant Treasurer, and Assistant
1300 S. Clinton Street      President    Assistant            Secretary, The Lincoln National Life Insurance Company;
Fort Wayne, IN 46802        and          Treasurer, and       Second Vice President and Assistant Treasurer, Lincoln
YOB: 1967                   Assistant    Assistant Secretary  Life & Annuity Company of New York; formerly Investment
                            Treasurer    since August 2003    Portfolio Manager, Lincoln Investment Management

                             NUMBER OF
                             FUNDS IN
                               TRUST
                              COMPLEX
    NAME, ADDRESS AND       OVERSEEN BY    OTHER DIRECTORSHIPS
      YEAR OF BIRTH           TRUSTEE        HELD BY TRUSTEE
--------------------------  ------------------------------------
Kelly D. Clevenger(1)           19       Lincoln Retirement
1300 S. Clinton Street                   Services Company, LLC
Fort Wayne, IN 46802
YOB: 1952
Janet C. Chrzan(1)              19       The Administrative
1300 S. Clinton Street                   Management Group, Inc.;
Fort Wayne, IN 46802                     Lincoln Life Improved
YOB: 1948                                Housing, Inc.
Nancy L. Frisby                 19       N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1941
Kenneth G. Stella               19       First National Bank &
1300 S. Clinton Street                   Trust
Fort Wayne, IN 46802
YOB: 1943
Gary D. Lemon                   19       N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1948
David H. Windley                19       Meridian Investment
1300 S. Clinton Street                   Advisors, Inc.; Eureka
Fort Wayne, IN 46802                     College; Indiana Health
YOB: 1943                                Facility
Eldon J. Summers(1)             N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1950
Cynthia A. Rose(1)              N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1954
Sheryl L. Sturgill(1)           N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1959
Rise' C.M. Taylor(1)            N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1967

                           Social Awareness Fund- 14

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SOCIAL AWARENESS FUND
OTHER FUND INFORMATION (CONTINUED)

                            POSITION(S)    TERM OF OFFICE
    NAME, ADDRESS AND        HELD WITH      AND LENGTH OF                      PRINCIPAL OCCUPATION(S)
      YEAR OF BIRTH          THE TRUST     TIME SERVED(2)                     DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
James Blake(1)              Chief        Chief Compliance     Assistant Vice President and Senior Compliance Officer,
1300 S. Clinton Street      Compliance   Officer since        Delaware Investments; formerly Client Trading Manager,
Fort Wayne, IN 46802        Officer      November 2005        Loomis Sayles & Company, LP
YOB: 1963

                             NUMBER OF
                             FUNDS IN
                               TRUST
                              COMPLEX
    NAME, ADDRESS AND       OVERSEEN BY    OTHER DIRECTORSHIPS
      YEAR OF BIRTH           TRUSTEE        HELD BY TRUSTEE
--------------------------  ------------------------------------
James Blake(1)                  N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1963

------------------
Additional information on the officers and trustees can be found in the Statement of Additional Information ("SAI") to the Trust's prospectus. To obtain a free copy of the SAI, write: Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). The SAI is also available on the SEC's web site (http://www.sec.gov).

(1) All of the executive officers are "interested persons" of the Trust, as that term is defined by Section 2(a)(19) of the 1940 Act, by reason of their being officers of the Trust.

(2) The officers and trustees hold their position with the Trust until retirement or resignation. The Bylaws of the Trust do not specify a term of office.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.

                           Social Awareness Fund- 15

                           SPECIAL OPPORTUNITIES FUND

                          [DELAWARE INVESTMENTS LOGO]

                               Lincoln Variable
                               Insurance Products Trust-
                               Special Opportunities Fund
                               Annual Report
                               December 31, 2005

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST- SPECIAL OPPORTUNITIES FUND

INDEX

COMMENTARY
DISCLOSURE OF FUND EXPENSES
SECTOR ALLOCATION
STATEMENT OF NET ASSETS
STATEMENT OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
OTHER FUND INFORMATION
OFFICER/TRUSTEE INFORMATION

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
SPECIAL OPPORTUNITIES FUND
ANNUAL REPORT COMMENTARY
For the year ended December 31, 2005

Managed by:

                                                      (DELAWARE INVESTMENT LOGO)

The Fund returned 15.7% (Standard Class shares with distributions reinvested) for the year ended December 31, 2005, while its style specific benchmark, the Russell MidCap Value Index*, returned 12.7%.

Equity markets generally posted modest positive returns during 2005, although the small- and mid-cap markets were once again stronger than the large-cap markets. The major factors driving stock prices higher during 2005 included:

- Continuing strong corporate profit growth.

- A significant increase in merger and acquisition activity.

- A general ability of the markets to ignore rising interest rates and energy prices.

- Significant excess cash flow generation.

The Fund fully participated in the strong mid-cap markets with a total return that outpaced that of its benchmark index. Several sectors were important in providing the Fund's strong overall performance. Energy was clearly the leader both for the Fund and the index while the healthcare sector also had a very strong showing for the year. The Fund's positioning in the basic industries, consumer cyclicals, consumer staples, consumer services, technology and utilities sectors all provided significant relative outperformance vs. the benchmark index, while transportation and capital spending lagged. Overall, both stock selection and sector weightings provided positive contributions to the Fund during 2005.

Looking forward, we believe that 2006 will be another year of good performance for companies that generate strong free-cash flow with the ability to give funds back to shareholders either through dividends or share repurchases.

Christopher S. Beck
Michael E. Hughes
Kent P. Madden
Delaware Investments

Growth of $10,000 invested 12/31/95 through 12/31/05
(LINE GRAPH)

                                                                 SPECIAL OPPORTUNITIES FUND
                                                                   STANDARD CLASS SHARES            RUSSELL MIDCAP VALUE INDEX
                                                                 --------------------------         --------------------------
12/31/95                                                                  10000.00                           10000.00
                                                                          11651.00                           12026.00
                                                                          14931.00                           16159.00
                                                                          15945.00                           16980.00
                                                                          15230.00                           16962.00
                                                                          17673.00                           20215.00
                                                                          18055.00                           20685.00
                                                                          15933.00                           18690.00
                                                                          21349.00                           25805.00
                                                                          26208.00                           31922.00
12/31/05                                                                  30310.00                           35959.00

This chart illustrates, hypothetically, that $10,000 was invested in the Special Opportunities Fund Standard Class shares on 12/31/95. As the chart shows, by December 31, 2005, the value of the investment at net asset value, with any dividends and distributions reinvested, would have grown to $30,310. For comparison, look at how the Russell MidCap Value Index did over the same period. The same $10,000 investment would have grown to $35,959. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index. An expense waiver was in effect for the Fund during the periods shown. Performance would have been lower had the expense waiver not been in effect.

Average annual total returns
on investment                                  Ended
Standard Class Shares                          12/31/05
-------------------------------------------------------
One Year                                        +15.65%
-------------------------------------------------------
Five Years                                      +11.39%
-------------------------------------------------------
Ten Years                                       +11.73%
-------------------------------------------------------

The Service Class shares total return was 15.36% for the year ended 12/31/05 and its average annual total return was 24.77% for the period from 5/19/04 (commencement of operations) to 12/31/05.

* Russell MidCap Value Index measures the performance of those Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values.

                         Special Opportunities Fund- 1

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
SPECIAL OPPORTUNITIES FUND

DISCLOSURE
     OF FUND EXPENSES
FOR THE PERIOD JULY 1, 2005 TO DECEMBER 31, 2005

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Fund, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000 EXPENSES

                               Beginning     Ending                  Paid During
                                Account      Account    Annualized     Period
                                 Value        Value      Expense      7/1/05 to
                                 7/1/05     12/31/05      Ratios      12/31/05*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Standard Class                 $1,000.00    $1,088.20     0.45%         $2.37
Service Class                   1,000.00     1,086.90     0.70%          3.68
--------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                 $1,000.00    $1,022.94     0.45%         $2.29
Service Class                   1,000.00     1,021.68     0.70%          3.57
--------------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                         Special Opportunities Fund- 2

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
SPECIAL OPPORTUNITIES FUND

SECTOR ALLOCATION
AS OF DECEMBER 31, 2005

Sector designations may be different than the sector designations presented in other Fund materials.

                                                            PERCENTAGE
                         SECTOR                            OF NET ASSETS
------------------------------------------------------------------------
COMMON STOCK                                                   94.66%
------------------------------------------------------------------------
Basic Industry                                                  8.18%
Business Services                                               2.06%
Capital Spending                                                3.65%
Conglomerates                                                   1.11%
Consumer Cyclical                                               4.76%
Consumer Services                                              11.49%
Consumer Staples                                                4.89%
Energy                                                          9.64%
Financial Services                                             19.34%
Health Care                                                     7.97%
Real Estate                                                     3.40%
Technology                                                     10.30%
Transportation                                                  1.44%
Utilities                                                       6.43%
------------------------------------------------------------------------
COMMERCIAL PAPER                                                5.27%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               99.93%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 0.07%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

                         Special Opportunities Fund- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SPECIAL OPPORTUNITIES FUND STATEMENT OF NET ASSETS
December 31, 2005

                                                               MARKET
                                              NUMBER OF        VALUE
                                               SHARES         (U.S.$)
    COMMON STOCK-94.66%
    BASIC INDUSTRY-8.18%
    Eastman Chemical.......................       66,800   $    3,446,212
    Engelhard..............................      112,900        3,403,935
    Lubrizol...............................       58,600        2,544,998
    Monsanto...............................       54,200        4,202,126
    Nucor..................................       79,000        5,270,880
  + Pactiv.................................      193,100        4,248,200
    Phelps Dodge...........................       45,600        6,560,472
    PPG Industries.........................       63,500        3,676,650
    Praxair................................       54,200        2,870,432
    RPM International......................      181,500        3,152,655
    Sherwin-Williams.......................       92,000        4,178,640
    Sigma-Aldrich..........................       55,000        3,480,950
    Sonoco Products........................       94,900        2,790,060
    Southern Peru Copper...................       98,100        6,570,738
    St. Joe................................       94,700        6,365,734
                                                           --------------
                                                               62,762,682
                                                           --------------
    BUSINESS SERVICES-2.06%
    Brink's................................      117,000        5,605,470
    Deluxe.................................       54,300        1,636,602
    Donnelley (R.R.) & Sons................      136,100        4,655,981
    Manpower...............................       83,400        3,878,100
                                                           --------------
                                                               15,776,153
                                                           --------------
    CAPITAL SPENDING-3.65%
    Cummins................................       57,000        5,114,610
  + Energizer Holdings.....................       68,000        3,385,720
    Harsco.................................       81,900        5,529,069
    Ingersoll-Rand Class A.................       42,400        1,711,688
    PACCAR.................................       54,000        3,738,420
    Parker Hannifin........................       60,500        3,990,580
    Republic Services Class A..............      120,300        4,517,265
                                                           --------------
                                                               27,987,352
                                                           --------------
    CONGLOMERATES-1.11%
    SPX....................................       58,900        2,695,853
    Textron................................       75,700        5,827,386
                                                           --------------
                                                                8,523,239
                                                           --------------
    CONSUMER CYCLICAL-4.76%
    Borg Warner............................       56,200        3,407,406
    Centex.................................       63,200        4,518,168
    D.R. Horton............................      165,533        5,914,494
    Eaton..................................       43,600        2,925,124
    Furniture Brands International.........      119,800        2,675,134
    Johnson Controls.......................       90,400        6,591,064
    KB HOME................................      121,200        8,806,392
    Magna International Class A (Canada)...       23,800        1,713,362
                                                           --------------
                                                               36,551,144
                                                           --------------
    CONSUMER SERVICES-11.49%
    Albertson's............................      102,800        2,194,780
  + AnnTaylor Stores.......................      170,850        5,897,742
  + AutoNation.............................      147,200        3,198,656
    Belo Class A...........................      162,300        3,474,843
    Claire's Stores........................       81,400        2,378,508
    CVS....................................      150,200        3,968,284

                                                               MARKET
                                              NUMBER OF        VALUE
                                               SHARES         (U.S.$)
    COMMON STOCK (CONTINUED)
    CONSUMER SERVICES (CONTINUED)
  + Dollar Tree Stores.....................      212,700   $    5,092,038
    Eastman Kodak..........................      126,000        2,948,400
    Federated Department Stores............      115,000        7,627,950
    Fortune Brands.........................       80,200        6,257,204
    Harrah's Entertainment.................       60,125        4,286,311
    Hasbro.................................      123,000        2,482,140
    Jones Apparel Group....................      107,000        3,287,040
    Knight-Ridder..........................       32,200        2,038,260
    Marriott International Class A.........       77,400        5,183,478
  + Mediacom Communications................      270,800        1,486,692
    Meredith...............................       89,200        4,668,728
  + Saks...................................      153,900        2,594,754
  + Scholastic.............................       62,500        1,781,875
    ServiceMaster..........................      190,300        2,274,085
    Starwood Hotels & Resorts Worldwide....       52,000        3,320,720
    Tiffany & Co...........................      118,700        4,545,023
    VF.....................................       68,800        3,807,392
    Wendy's International..................       60,700        3,354,282
                                                           --------------
                                                               88,149,185
                                                           --------------
    CONSUMER STAPLES-4.89%
    Archer-Daniels-Midland.................      201,300        4,964,058
    Bunge Limited..........................       90,400        5,117,544
  + Constellation Brands...................      217,200        5,697,156
  + Del Monte Foods........................      422,300        4,404,589
    Hershey Foods..........................       60,000        3,315,000
    Reynolds American......................       71,000        6,768,430
  + Smithfield Foods.......................      143,900        4,403,340
    Tyson Foods Class A....................      168,900        2,888,190
                                                           --------------
                                                               37,558,307
                                                           --------------
    ENERGY-9.64%
    Amerada Hess...........................       37,000        4,692,340
    Chesapeake Energy......................      209,000        6,631,570
    El Paso................................      407,500        4,955,200
    ENSCO International....................      123,100        5,459,485
    Equitable Resources....................      152,600        5,598,894
    Kerr-McGee.............................       49,105        4,461,680
    KeySpan................................       87,000        3,105,030
    Marathon Oil...........................      107,400        6,548,178
  + Newfield Exploration...................      149,200        7,470,444
    Questar................................       49,000        3,709,300
    Rowan..................................      153,600        5,474,304
    Sempra Energy..........................      107,000        4,797,880
    Valero Energy..........................      135,800        7,007,280
    Williams...............................      175,000        4,054,750
                                                           --------------
                                                               73,966,335
                                                           --------------
    FINANCIAL SERVICES-19.34%
    AMBAC Financial Group..................       67,600        5,209,256
    American Financial Group...............      132,700        5,083,737
    Associated Banc-Corp...................      124,500        4,052,475
    Astoria Financial......................      106,950        3,144,330
    Bank of Hawaii.........................      121,100        6,241,494
    Bear Stearns...........................       62,000        7,162,860
    Berkley (W.R.).........................      118,500        5,642,970

                         Special Opportunities Fund- 4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SPECIAL OPPORTUNITIES FUND STATEMENT OF NET ASSETS (CONTINUED)

                                                               MARKET
                                              NUMBER OF        VALUE
                                               SHARES         (U.S.$)
    COMMON STOCK (CONTINUED)
    FINANCIAL SERVICES (CONTINUED)
    CIT Group..............................       93,200   $    4,825,896
    Colonial BancGroup.....................      258,700        6,162,234
    Comerica...............................       64,100        3,638,316
    Compass Bancshares.....................       91,900        4,437,851
    Countrywide Financial..................      157,598        5,388,276
    Edwards (A.G.).........................       58,400        2,736,624
    Everest Re Group.......................       19,000        1,906,650
    Fidelity National Financial............      109,210        4,017,836
    Fidelity National Title Group..........       19,111          465,353
    First Horizon National.................       96,200        3,697,928
    Loews..................................       62,000        5,880,700
    Manulife Financial (Canada)............       86,763        5,101,664
    Marshall & Ilsley......................       73,800        3,176,352
    MBIA...................................       89,900        5,408,384
    Nationwide Financial Services Class
     A.....................................       59,600        2,622,400
    Northern Trust.........................       77,500        4,016,050
    Old Republic International.............      115,800        3,040,908
    Popular................................      181,600        3,840,840
    Protective Life........................       71,000        3,107,670
    Radian Group...........................       72,000        4,218,480
    Raymond James Financial................       77,700        2,926,959
    Regions Financial......................      130,000        4,440,800
    Reinsurance Group Of America...........      111,800        5,339,568
    St. Paul Travelers.....................      103,500        4,623,345
    StanCorp Financial Group...............       90,000        4,495,500
    TCF Financial..........................       99,800        2,708,572
    Torchmark..............................       76,000        4,225,600
    Zions Bancorporation...................       72,100        5,447,876
                                                           --------------
                                                              148,435,754
                                                           --------------
    HEALTH CARE-7.97%
    Aetna..................................       62,600        5,903,806
    Bausch & Lomb..........................       34,900        2,369,710
    Becton, Dickinson......................       68,700        4,127,496
    CIGNA..................................       44,400        4,959,480
  + Community Health Systems...............      137,000        5,252,580
  + Health Net Class A.....................      101,100        5,211,705
  + Lincare Holdings.......................       61,600        2,581,656
    McKesson...............................      128,400        6,624,156
  + MedImmune..............................       68,100        2,384,862
    Mylan Laboratories.....................      205,300        4,097,788
    Omnicare...............................      116,600        6,671,852
    Service Corp International.............      449,700        3,678,546
  + Tenet Healthcare.......................      270,600        2,072,796
  + Watson Pharmaceuticals.................      161,800        5,260,118
                                                           --------------
                                                               61,196,551
                                                           --------------
    REAL ESTATE-3.40%
    Apartment Investment & Management......       79,300        3,003,091
    Archstone-Smith Trust..................      103,800        4,348,182
    Boston Properties......................       60,600        4,492,278
    Kimco Realty...........................      117,600        3,772,608
    Mack-Cali Realty.......................       63,200        2,730,240
    New Plan Excel Realty Trust............      109,900        2,547,482
    Simon Property Group...................       67,400        5,164,862
                                                           --------------
                                                               26,058,743
                                                           --------------

                                                               MARKET
                                              NUMBER OF        VALUE
                                               SHARES         (U.S.$)
    COMMON STOCK (CONTINUED)
    TECHNOLOGY-10.30%
    Adobe Systems..........................       94,600   $    3,496,416
  + Agilent Technologies...................      134,400        4,474,176
  + Alliant Techsystems....................       30,900        2,353,653
  + Apple Computer.........................      102,600        7,375,914
  + Avnet..................................      132,200        3,164,868
  + BEA Systems............................      587,700        5,524,380
    CDW....................................       76,600        4,409,862
  + Citrix Systems.........................       85,400        2,457,812
  + Computer Sciences......................       77,200        3,909,408
    Goodrich...............................       83,800        3,444,180
  + Ingram Micro Class A...................      300,300        5,984,979
  + International Rectifier................       78,300        2,497,770
    National Semiconductor.................      154,800        4,021,704
    Pitney Bowes...........................       37,200        1,571,700
  + Polycom................................      111,300        1,702,890
    Rockwell Automation....................      121,300        7,176,108
  + Sanmina-SCI............................      360,300        1,534,878
    Symbol Technologies....................      264,700        3,393,454
  + Synopsys...............................      249,200        4,998,952
    Tektronix..............................       92,400        2,606,604
  + Thermo Electron........................       98,500        2,967,805
                                                           --------------
                                                               79,067,513
                                                           --------------
    TRANSPORTATION-1.44%
    Canadian National Railway (Canada).....       52,050        4,163,480
    CSX....................................       44,000        2,233,880
    Norfolk Southern.......................       31,200        1,398,696
  + Yellow Roadway.........................       73,600        3,283,296
                                                           --------------
                                                               11,079,352
                                                           --------------
    UTILITIES-6.43%
    CenturyTel.............................      103,100        3,418,796
    DTE Energy.............................       56,000        2,418,640
    Edison International...................      199,900        8,717,639
    Energy East............................      116,000        2,644,800
    Great Plains Energy....................       69,500        1,943,220
    PG&E...................................      108,500        4,027,520
    PPL....................................      186,000        5,468,400
    Public Service Enterprise Group........      113,300        7,361,101
    TXU....................................      196,800        9,877,392
    Wisconsin Energy.......................       88,000        3,437,280
                                                           --------------
                                                               49,314,788
                                                           --------------
    TOTAL COMMON STOCK
     (COST $471,104,336)...................                   726,427,098
                                                           --------------
                                              PRINCIPAL
                                               AMOUNT
    =/COMMERCIAL PAPER-5.27%
    Corporate Asset Funding 4.196%
     1/3/06................................  $15,000,000       14,996,508
    Starbird Funding 4.232% 1/3/06.........   10,430,000       10,427,549
    Steamboat Funding 4.357% 1/4/06........   15,000,000       14,994,563
                                                           --------------
    TOTAL COMMERCIAL PAPER (COST
     $40,418,620)..........................                    40,418,620
                                                           --------------

                         Special Opportunities Fund- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SPECIAL OPPORTUNITIES FUND STATEMENT OF NET ASSETS (CONTINUED)

TOTAL MARKET VALUE OF SECURITIES-99.93% (COST
 $511,522,956)..............................................  $766,845,718
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.07%.......       517,500
                                                              ------------
NET ASSETS APPLICABLE TO 19,256,953 SHARES
 OUTSTANDING-100.00%........................................  $767,363,218
                                                              ============
NET ASSET VALUE-SPECIAL OPPORTUNITIES FUND STANDARD CLASS
 ($764,088,569 / 19,174,711 SHARES).........................       $39.849
                                                                   =======
NET ASSET VALUE-SPECIAL OPPORTUNITIES FUND SERVICE CLASS
 ($3,274,649 / 82,242 SHARES)...............................       $39.817
                                                                   =======
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2005:
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $479,375,003
Undistributed net investment income.........................     3,335,539
Accumulated net realized gain on investments................    29,329,961
Net unrealized appreciation of investments and foreign
 currencies.................................................   255,322,715
                                                              ------------
Total net assets............................................  $767,363,218
                                                              ============

------------------

  + Non-income producing security for the year ended December
    31, 2005.
 =/ The interest rate shown is the effective yield as of the time of purchase.

                             See accompanying notes

                         Special Opportunities Fund- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
SPECIAL OPPORTUNITIES FUND
STATEMENT OF OPERATIONS
Year Ended December 31, 2005

INVESTMENT INCOME:
Dividends..............................................  $ 12,851,333
Interest...............................................     1,278,975
Foreign tax withheld...................................       (27,217)
                                                         ------------
                                                           14,103,091
                                                         ------------
EXPENSES:
Management fees........................................     2,677,521
Accounting and administration expenses.................       327,870
Reports and statements to shareholders.................        70,233
Professional fees......................................        34,524
Custodian fees.........................................        20,857
Trustees' fees.........................................        10,704
Distribution expenses-Service Class....................         3,639
Other..................................................        41,807
                                                         ------------
                                                            3,187,155
Less expense paid indirectly...........................        (4,085)
                                                         ------------
Total expenses.........................................     3,183,070
                                                         ------------
NET INVESTMENT INCOME..................................    10,920,021
                                                         ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
 FOREIGN CURRENCIES:
Net realized gain on:
 Investments...........................................    30,639,096
 Foreign currencies....................................         1,038
                                                         ------------
Net realized gain......................................    30,640,134
Net change in unrealized appreciation/depreciation of
 investments and foreign currencies....................    61,814,425
                                                         ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
 FOREIGN CURRENCIES....................................    92,454,559
                                                         ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...  $103,374,580
                                                         ============

                             See accompanying notes

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
SPECIAL OPPORTUNITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                    YEAR ENDED
                                              12/31/05       12/31/04
                                            ------------   ------------
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income.....................  $ 10,920,021   $  8,140,684
Net realized gain on investments and
 foreign currencies.......................    30,640,134     37,503,521
Net change in unrealized
 appreciation/depreciation of investments
 and foreign currencies...................    61,814,425     75,619,194
                                            ------------   ------------
Net increase in net assets resulting from
 operations...............................   103,374,580    121,263,399
                                            ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income:
 Standard Class...........................    (8,297,617)    (6,883,198)
 Service Class............................       (23,209)          (861)
Net realized gain on investments:
 Standard Class...........................   (22,898,798)            --
 Service Class............................       (32,658)            --
                                            ------------   ------------
                                             (31,252,282)    (6,884,059)
                                            ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class...........................    37,157,061     20,158,790
 Service Class............................     2,850,470        236,019
Net asset value of shares issued upon
 reinvestment of dividends and
 distributions:
 Standard Class...........................    31,196,415      6,883,198
 Service Class............................        55,867            744
                                            ------------   ------------
                                              71,259,813     27,278,751
                                            ------------   ------------
Cost of shares repurchased:
 Standard Class...........................   (28,435,069)   (30,352,168)
 Service Class............................       (54,047)        (5,726)
                                            ------------   ------------
                                             (28,489,116)   (30,357,894)
                                            ------------   ------------
Increase (decrease) in net assets derived
 from capital share transactions..........    42,770,697     (3,079,143)
                                            ------------   ------------
NET INCREASE IN NET ASSETS................   114,892,995    111,300,197
NET ASSETS:
Beginning of year.........................   652,470,223    541,170,026
                                            ------------   ------------
End of year (including undistributed net
 investment income of $3,335,539 and
 $1,986,716, respectively)................  $767,363,218   $652,470,223
                                            ============   ============

                             See accompanying notes

                         Special Opportunities Fund- 7

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
SPECIAL OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS

Financial Highlights Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                       SPECIAL OPPORTUNITIES FUND STANDARD CLASS
                                                                                      YEAR ENDED
                                                      12/31/05        12/31/04        12/31/03(1)        12/31/02        12/31/01
                                                      ---------------------------------------------------------------------------
Net asset value, beginning of period                  $ 36.112        $ 29.753          $ 22.471         $ 26.006        $ 25.846

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)............................     0.581           0.452             0.390            0.418           0.431
Net realized and unrealized gain (loss) on
 investments and
 foreign currencies.................................     4.839           6.292             7.227           (3.467)          0.098
                                                      --------        --------          --------         --------        --------
Total from investment operations....................     5.420           6.744             7.617           (3.049)          0.529
                                                      --------        --------          --------         --------        --------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income...............................    (0.436)         (0.385)           (0.335)          (0.365)         (0.369)
Net realized gain on investments....................    (1.247)             --                --           (0.121)             --
                                                      --------        --------          --------         --------        --------
Total dividends and distributions...................    (1.683)         (0.385)           (0.335)          (0.486)         (0.369)
                                                      --------        --------          --------         --------        --------

Net asset value, end of period......................  $ 39.849        $ 36.112          $ 29.753         $ 22.471        $ 26.006
                                                      ========        ========          ========         ========        ========

Total return(3).....................................    15.65%          22.76%            33.99%          (11.75%)          2.16%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted).............  $764,088        $652,224          $541,170         $439,984        $539,870
Ratio of expenses to average net assets.............     0.45%           0.47%             0.52%            0.47%           0.48%
Ratio of expenses to average net assets prior to
 fees waived and expense paid indirectly............     0.45%           0.47%             0.52%            0.49%           0.48%
Ratio of net investment income to average net
 assets.............................................     1.55%           1.43%             1.56%            1.67%           1.65%
Ratio of net investment income to average net assets
 prior to fees waived and expense paid indirectly...     1.55%           1.43%             1.56%            1.65%           1.65%
Portfolio turnover..................................       13%             36%               80%              55%             73%

------------------
 (1)Effective April 30, 2003, the Lincoln National Special Opportunities Fund, Inc. was merged into the Special Opportunities Fund. The financial highlights for periods prior to April 30, 2003 reflect the performance history of the Lincoln National Special Opportunities Fund, Inc.

 (2)The average shares outstanding method has been applied for per share information.

 (3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                         Special Opportunities Fund- 8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
SPECIAL OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                              SPECIAL OPPORTUNITIES FUND SERVICE CLASS
                                                                    YEAR                 5/19/04(1)
                                                                   ENDED                     TO
                                                                  12/31/05                12/31/04
                                                              ----------------------------------------
Net asset value, beginning of period........................       $36.099                 $29.463

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)....................................         0.485                   0.234
Net realized and unrealized gain on investments and foreign
 currencies.................................................         4.834                   6.747
                                                                   -------                 -------
Total from investment operations............................         5.319                   6.981
                                                                   -------                 -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income.......................................        (0.354)                 (0.345)
Net realized gain on investments............................        (1.247)                     --
                                                                   -------                 -------
Total dividends and distributions...........................        (1.601)                 (0.345)
                                                                   -------                 -------

Net asset value, end of period..............................       $39.817                 $36.099
                                                                   =======                 =======

Total return(3).............................................        15.36%                  24.00%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted).....................       $ 3,275                 $   246
Ratio of expenses to average net assets.....................         0.70%                   0.72%
Ratio of net investment income to average net assets........         1.30%                   1.19%
Portfolio turnover..........................................           13%                     36%(4)

------------------
(1)Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2)The average shares outstanding method has been applied for per share information.

(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

(4)The portfolio turnover is representative for the entire Fund for the year ended December 31, 2004.

                             See accompanying notes

                         Special Opportunities Fund- 9

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SPECIAL OPPORTUNITIES FUND NOTES TO FINANCIAL STATEMENTS
December 31, 2005

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware statutory trust and consists of 18 series: Aggressive Growth Fund, Bond Fund, Capital Appreciation Fund, Core Fund, Equity-Income Fund, Global Asset Allocation Fund, Growth Fund, Growth and Income Fund, Growth Opportunities Fund, International Fund, Managed Fund, Money Market Fund, Social Awareness Fund, Special Opportunities Fund, Conservative Profile Fund, Moderate Profile Fund, Moderately Aggressive Profile Fund and Aggressive Profile Fund. These financial statements and the related notes pertain to the Special Opportunities Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Trust's shares are sold directly or indirectly to The Lincoln National Life Insurance Company ("Lincoln Life") and its affiliates (collectively, the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers or news events).

Federal Income Taxes--The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $18,992 for the year ended December 31, 2005.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under the above arrangement is included under custodian fees on the Statement of Operations with the expense offset shown as "expense paid indirectly."

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment advisor. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at an annual

                         Special Opportunities Fund- 10

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SPECIAL OPPORTUNITIES FUND NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED) rate of 0.48% of the first $200 million of the average daily net assets of the Fund, 0.40% of the next $200 million, and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums. For the year ended December 31, 2005, fees for these support services amounted to $288,139.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of DMC, provides various administrative services necessary for the operation of the Fund. For these services, the Fund pays Lincoln Life an annual fee of $25,000 plus the cost of certain support services, such as legal and corporate secretary services. For the year ended December 31, 2005, fees for these support services amounted to $14,731.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

At December 31, 2005, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to DMC..............................  $244,421
Accounting and Administration Fees Payable to DSC...........    51,079
Administration Fees Payable to Lincoln Life.................     2,083
Distribution Fees Payable to the Companies..................       653

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. INVESTMENTS
For the year ended December 31, 2005, the Fund made purchases of $97,283,843 and sales of $89,101,201 of investment securities other than short-term investments.

At December 31, 2005, the cost of investments for federal income tax purposes was $511,593,209. At December 31, 2005, net unrealized appreciation was $255,252,509, of which $264,825,511 related to unrealized appreciation of investments and $9,573,002 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2005 and 2004 was as follows:

                                              YEAR               YEAR
                                              ENDED             ENDED
                                            12/31/05           12/31/04
                                           -----------        ----------
Ordinary income..........................  $ 8,921,701        $6,884,059
Long-term capital gain...................   22,330,581                --
                                           -----------        ----------
Total....................................  $31,252,282        $6,884,059
                                           ===========        ==========

In addition, the Fund declared an ordinary income consent dividend of $2,281,570 for the year ended December 31, 2004. Such amount has been deemed paid and contributed to the Fund as additional paid-in capital.

As of December 31, 2005, the components of net assets on a tax basis were as follows:

Shares of beneficial interest............................  $479,375,003
Undistributed ordinary income............................     4,522,512
Undistributed long-term capital gain.....................    28,213,241
Unrealized appreciation of investments and foreign
 currencies..............................................   255,252,462
                                                           ------------
Net assets...............................................  $767,363,218
                                                           ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

                         Special Opportunities Fund- 11

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SPECIAL OPPORTUNITIES FUND NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of consent dividends and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2005, the Fund recorded the following reclassifications.

UNDISTRIBUTED NET              ACCUMULATED
INVESTMENT INCOME           NET REALIZED GAIN            PAID-IN
     (LOSS)                      (LOSS)                  CAPITAL
-----------------           -----------------           ----------
   $(1,250,372)..              $(1,031,198)             $2,281,570

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                 YEAR             YEAR
                                                 ENDED            ENDED
                                               12/31/05         12/31/04*
                                               ---------        ---------
Shares sold:
 Standard Class..............................    995,264         633,586
 Service Class...............................     75,301           6,973
Shares issued upon reinvestment of dividends
 and distributions:
 Standard Class..............................    872,735         205,010
 Service Class...............................      1,544              22
                                               ---------        --------
                                               1,944,844         845,591
                                               ---------        --------
Shares repurchased:
 Standard Class..............................   (754,579)       (966,235)
 Service Class...............................     (1,431)           (167)
                                               ---------        --------
                                                (756,010)       (966,402)
                                               ---------        --------
Net increase (decrease)......................  1,188,834        (120,811)
                                               =========        ========

------------------

* Service Class shares commenced operations on May 19, 2004.

6. LINE OF CREDIT
The Fund, along with certain other series in the Lincoln Trust (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the agreement. The Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at December 31, 2005, or at any time during the year.

7. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

                         Special Opportunities Fund- 12

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Lincoln Variable Insurance Products Trust-Special Opportunities Fund

We have audited the accompanying statement of net assets of the Special Opportunities Fund (one of the series constituting Lincoln Variable Insurance Products Trust) (the "Fund") as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Special Opportunities Fund of Lincoln Variable Insurance Products Trust at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                        [ERNST & YOUNG LLP]

Philadelphia, Pennsylvania
February 10, 2006

                         Special Opportunities Fund- 13

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-SPECIAL OPPORTUNITIES FUND OTHER FUND INFORMATION

TAX INFORMATION (UNAUDITED)
For the fiscal year ended December 31, 2005, the Fund designates distributions paid during the year as follows:

     (A)
  LONG-TERM                   (B)
CAPITAL GAINS           ORDINARY INCOME              TOTAL                   (C)
DISTRIBUTIONS            DISTRIBUTIONS            DISTRIBUTION            QUALIFYING
 (TAX BASIS)              (TAX BASIS)             (TAX BASIS)            DIVIDENDS(1)
-------------           ---------------           ------------           ------------
      71%                     29%                     100%                    88%

------------------
(A) and (B) are based on a percentage of the Fund's total distributions.

(C) is based on a percentage of the Fund's ordinary income distributions.

(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

APPROVAL OF ADVISORY AGREEMENT

On August 15, 2005, the Board of Trustees of the Special Opportunities Fund (the "Fund"), met to consider, among other things, the renewal of the advisory agreement for the Fund. Following presentations from Lincoln Fund Management, the Independent Trustees of the Trust met in executive session to consider the approval of the advisory agreement with Delaware Management Company ("DMC"), a series of Delaware Management Business Trust.

The Independent Trustees reviewed materials provided by Lincoln Fund Management and DMC prior to the meeting. In addition, the Independent Trustees reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment advisory agreements and the factors they should consider in renewing such agreements. Prior to and during a portion of the meeting, the Independent Trustees and their independent legal counsel met separately from management to consider renewal of the investment advisory agreement.

In considering approval of the renewal of the investment advisory agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered all factors together. The Independent Trustees considered the following factors and reached the following conclusions with respect to their review of the advisory agreement.

ADVISORY AGREEMENT

In considering the renewal of the Fund's investment advisory agreement with DMC, the Independent Trustees considered the nature, extent and quality of services provided by DMC for the Fund and considered its response to various inquiries, including the list of services provided by DMC, information about its investment staff and the Fund's portfolio manager, DMC's Form ADV and compliance matters. The Independent Trustees concluded that the services provided by DMC were satisfactory. The Independent Trustees reviewed the Fund's investment performance compared to the average of its Lipper peer group and a securities market index and determined that the investment performance of the Fund has been good.

The Independent Trustees reviewed the advisory fee and the total expense ratio for the Fund compared to management fees and total expense ratio information of the Fund's Lipper peer group. The Board was provided information on the advisory fee DMC charges other funds and its institutional account fee schedule. The Independent Trustees considered that the Fund's advisory fee and total expense ratio were significantly below the average of the Fund's peer group and concluded that the Fund's advisory fee was reasonable. They also considered the profitability to DMC with respect to the Fund on a pre-tax basis and concluded that the profitability of DMC in connection with the management of the Fund was not unreasonable. The Independent Trustees considered the Fund's advisory fee schedule and the Fund's asset size, noted that the advisory fee schedule contains breakpoints, and concluded that the fee schedule reflects a sharing with the Fund of any economies of scale. The Independent Trustees reviewed materials provided by DMC as to any additional benefits it receives and noted that DMC has the ability to obtain research with soft dollars that may be used for the benefit of the Fund, other Lincoln funds and other clients of DMC and noted DMC's representation that it may enjoy increased business from shareholders who are familiar with the organization.

At the August 15(th) meeting, the full Board (a) concurred with the conclusions of the Independent Trustees and (b) approved the advisory agreement and the fees and other amounts to be paid under the agreement.

                         Special Opportunities Fund- 14

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-OPPORTUNITIES FUND
OTHER FUND INFORMATION (CONTINUED)

OFFICER/TRUSTEE INFORMATION

                            POSITION(S)    TERM OF OFFICE
    NAME, ADDRESS AND        HELD WITH      AND LENGTH OF                      PRINCIPAL OCCUPATION(S)
      YEAR OF BIRTH          THE TRUST     TIME SERVED(2)                     DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
Kelly D. Clevenger(1)       Chairman,    Chairman since       Vice President, The Lincoln National Life Insurance
1300 S. Clinton Street      President    August 1995;         Company; Executive Vice President, Lincoln Retirement
Fort Wayne, IN 46802        and Trustee  President and        Services Company, LLC; Second Vice President, Lincoln Life
YOB: 1952                                Trustee since        & Annuity Company of New York
                                         November 1994
Janet C. Chrzan(1)          Advisory     Advisory Trustee     Vice President, The Lincoln National Life Insurance
1300 S. Clinton Street      Trustee      since May 2004; and  Company; formerly Chief Financial Officer and Director of
Fort Wayne, IN 46802                     formerly Trustee     The Lincoln National Life Insurance Company; Vice
YOB: 1948                                since August 2003    President and Treasurer, Lincoln National Corporation
                                                              (insurance holding company); Chief Financial Officer and
                                                              Second Vice President, Lincoln Life & Annuity Company of
                                                              New York; Treasurer and Assistant Secretary, Lincoln
                                                              Financial Group Foundation, Inc.
Nancy L. Frisby             Trustee      Trustee since April  Vice President and Chief Financial Officer, DeSoto
1300 S. Clinton Street                   1992                 Memorial Hospital; formerly Chief Financial Officer,
Fort Wayne, IN 46802                                          Bascom Palmer Eye Institute, University of Miami School of
YOB: 1941                                                     Medicine; formerly Vice President and Chief Financial
                                                              Officer, St. Joseph Medical Center, Inc.
Kenneth G. Stella           Trustee      Trustee since        President, Indiana Hospital & Health Association
1300 S. Clinton Street                   February 1998
Fort Wayne, IN 46802
YOB: 1943
Gary D. Lemon               Advisory     Advisory Trustee     Instructor, Assistant Professor, Economics and Management,
1300 S. Clinton Street      Trustee      since November 2004  DePauw University
Fort Wayne, IN 46802
YOB: 1948
David H. Windley            Trustee      Trustee since        Director (Partner) Blue & Co., LLC
1300 S. Clinton Street                   August 2004
Fort Wayne, IN 46802
YOB: 1943
Eldon J. Summers(1)         Second Vice  Second Vice          Second Vice President and Treasurer, The Lincoln National
1300 S. Clinton Street      President    President and        Life Insurance Company
Fort Wayne, IN 46802        and          Treasurer since May
YOB: 1950                   Treasurer    2003
Cynthia A. Rose(1)          Secretary    Secretary since      Assistant Secretary, Lincoln National Corporation
1300 S. Clinton Street                   February 1995
Fort Wayne, IN 46802
YOB: 1954
Sheryl L. Sturgill(1)       Chief        Chief Accounting     Director of Separate Accounts Financial Operations,
1300 S. Clinton Street      Accounting   Officer since        Assistant Vice President, The Lincoln National Life
Fort Wayne, IN 46802        Officer      November 2003        Insurance Company; formerly Director of Compliance and
YOB: 1959                                                     Business Consulting, Lincoln National Reassurance Company
Rise' C.M. Taylor(1)        Vice         Vice President,      Vice President, Assistant Treasurer, and Assistant
1300 S. Clinton Street      President    Assistant            Secretary, The Lincoln National Life Insurance Company;
Fort Wayne, IN 46802        and          Treasurer, and       Second Vice President and Assistant Treasurer, Lincoln
YOB: 1967                   Assistant    Assistant Secretary  Life & Annuity Company of New York; formerly Investment
                            Treasurer    since August 2003    Portfolio Manager, Lincoln Investment Management

                             NUMBER OF
                             FUNDS IN
                               TRUST
                              COMPLEX
    NAME, ADDRESS AND       OVERSEEN BY    OTHER DIRECTORSHIPS
      YEAR OF BIRTH           TRUSTEE        HELD BY TRUSTEE
--------------------------  ------------------------------------
Kelly D. Clevenger(1)           19       Lincoln Retirement
1300 S. Clinton Street                   Services Company, LLC
Fort Wayne, IN 46802
YOB: 1952
Janet C. Chrzan(1)              19       The Administrative
1300 S. Clinton Street                   Management Group, Inc.;
Fort Wayne, IN 46802                     Lincoln Life Improved
YOB: 1948                                Housing, Inc.
Nancy L. Frisby                 19       N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1941
Kenneth G. Stella               19       First National Bank &
1300 S. Clinton Street                   Trust
Fort Wayne, IN 46802
YOB: 1943
Gary D. Lemon                   19       N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1948
David H. Windley                19       Meridian Investment
1300 S. Clinton Street                   Advisors, Inc.; Eureka
Fort Wayne, IN 46802                     College; Indiana Health
YOB: 1943                                Facility
Eldon J. Summers(1)             N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1950
Cynthia A. Rose(1)              N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1954
Sheryl L. Sturgill(1)           N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1959
Rise' C.M. Taylor(1)            N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1967

                         Special Opportunities Fund- 15

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-OPPORTUNITIES FUND
OTHER FUND INFORMATION (CONTINUED)

                            POSITION(S)    TERM OF OFFICE
    NAME, ADDRESS AND        HELD WITH      AND LENGTH OF                      PRINCIPAL OCCUPATION(S)
      YEAR OF BIRTH          THE TRUST     TIME SERVED(2)                     DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
James Blake(1)              Chief        Chief Compliance     Assistant Vice President and Senior Compliance Officer,
1300 S. Clinton Street      Compliance   Officer since        Delaware Investments; formerly Client Trading Manager,
Fort Wayne, IN 46802        Officer      November 2005        Loomis Sayles & Company, LP
YOB: 1963

                             NUMBER OF
                             FUNDS IN
                               TRUST
                              COMPLEX
    NAME, ADDRESS AND       OVERSEEN BY    OTHER DIRECTORSHIPS
      YEAR OF BIRTH           TRUSTEE        HELD BY TRUSTEE
--------------------------  ------------------------------------
James Blake(1)                  N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1963

------------------
Additional information on the officers and trustees can be found in the Statement of Additional Information ("SAI") to the Trust's prospectus. To obtain a free copy of the SAI, write: Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). The SAI is also available on the SEC's web site (http://www.sec.gov).

(1) All of the executive officers are "interested persons" of the Trust, as that term is defined by Section 2(a)(19) of the 1940 Act, by reason of their being officers of the Trust.

(2) The officers and trustees hold their position with the Trust until retirement or resignation. The Bylaws of the Trust do not specify a term of office.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.

                         Special Opportunities Fund- 16

                                 PROFILE FUNDS

                                [WILSHIRE LOGO]

                               Lincoln Variable
                               Insurance Products Trust-
                               Profile Funds:
                                   Conservative Profile Fund
                                   Moderate Profile Fund
                                   Moderately Aggressive
                                        Profile Fund
                                   Aggressive Profile Fund
                               Annual Report
                               December 31, 2005

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST- PROFILE FUNDS

INDEX

COMMENTARIES
DISCLOSURE OF FUND EXPENSES
SECTOR ALLOCATIONS
STATEMENTS OF NET ASSETS
STATEMENTS OF ASSETS AND LIABILITIES
STATEMENTS OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
OFFICER/TRUSTEE INFORMATION

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
PROFILE FUNDS
ANNUAL REPORT COMMENTARY
For the period ended December 31, 2005

Managed by:
                                                                 [Wilshire Logo]

The Conservative Profile Fund returned 5.9% (Standard Class shares with distributions reinvested) since its inception on May 3, 2005. Its customized benchmark, 60% Lehman Brothers Aggregate Index*, 35% Dow Jones Wilshire 5000 Index** and 5% MSCI EAFE Index***, returned 5.5% from May 2, 2005 through December 31, 2005.

The Moderate Profile Fund returned 8.7% (Standard Class shares with distributions reinvested) since its inception on May 3, 2005. Its customized benchmark, 45% Dow Jones Wilshire 5000 Index**, 40% Lehman Brothers Aggregate Index*, 10% MSCI EAFE Index*** and 5% MSCI Emerging Markets Free Index****, returned 8.7% from May 2, 2005 through December 31, 2005.

The Moderately Aggressive Profile Fund returned 11.0% (Standard Class shares with distributions reinvested) since its inception on May 3, 2005. Its customized benchmark, 59% Dow Jones Wilshire 5000 Index**, 20% Lehman Brothers Aggregate Index*, 15% MSCI EAFE Index*** and 6% MSCI Emerging Markets Free Index****, returned 11.0% from May 2, 2005 through December 31, 2005.

The Aggressive Profile Fund returned 13.9% (Standard Class shares with distributions reinvested) since its inception on May 3, 2005. Its customized benchmark, 70% Dow Jones Wilshire 5000 Index**, 20% MSCI EAFE Index*** and 10% MSCI Emerging Markets Free Index****, returned 14.1% from May 2, 2005 through December 31, 2005.

Each of the four Profile Funds demonstrated strong absolute returns for the eight months ended December 31, 2005. The return patterns of each of the underlying funds held by the Profile Funds was generally positive, as each of the equity funds registered positive returns, while the performance of the fixed income funds was more muted. Exposure to international equities positively impacted the portfolio returns of each of the Profile Funds. Although the Lincoln Variable Insurance Products Trust-International Fund and the Delaware VIP Trust-Delaware VIP Emerging Markets Series advanced to provide positive absolute returns, both lagged their benchmarks, which detracted from alpha at the portfolio level. Each of the Profile Funds benefited from their respective positions in the Delaware VIP Trust-Delaware VIP U.S. Growth Series, which contributed strong absolute returns and relative performance at the portfolio level as the mandate added significant excess return versus its benchmark index.

The Conservative Profile Fund's 60% allocation to fixed income served as a drag on aggregate portfolio performance, as this subset of the market faced headwinds throughout the year as the Fed's rate tightening policy continued.

The Moderate Profile Fund benefited from its 25% allocation to U.S. growth stocks, as this subset of the market performed favorably throughout the year. In addition to the Delaware VIP U.S. Growth Fund, other noteworthy contributors to portfolio performance included the Delaware VIP Trust-Delaware VIP Small Cap Value Series and the Lincoln Variable Insurance Products Trust-Growth Fund, which posted strong gains and outperformed their benchmarks by healthy margins.

The Moderately Aggressive Profile Fund's return was aided by an 80% allocation to equities, and of that, a 30% allocation to growth stocks, as these segments of the market provided relative leadership throughout the year.

The Aggressive Profile Fund benefited from its 30% allocation to international equities and its roughly 35% allocation to growth stocks, as these subsets of the market performed well throughout the year. Of the nine equity funds, the standout performer was the Lincoln Variable Insurance Products Trust-Growth Opportunities Fund, which significantly outperformed its benchmark index.

We are pleased with the Profile Funds' performance to date and we continue to like the alpha opportunities present in the current universe of underlying fund options. In 2006, we will continue to monitor each portfolio's strategic asset allocation and will optimize the fund weightings in response to changing market conditions and opportunity sets.

Chip Castille
Wilshire Associates

Conservative Profile Fund

Growth of $10,000 invested 5/3/05 through 12/31/05
(LINE GRAPH)

                                            CONSERVATIVE
                                            PROFILE FUND
                                           STANDARD CLASS       DOW JONES WILSHIRE      LEHMAN BROTHERS
                                               SHARES               5000 INDEX          AGGREGATE INDEX        MSCI EAFE INDEX
                                           --------------       ------------------      ---------------        ---------------
05/03/05                                       10000                  10000                  10000                  10000
                                               10146                  10379                  10108                  10015
                                               10259                  10463                  10163                  10152
                                               10425                  10896                  10071                  10464
                                               10507                  10798                  10200                  10731
                                               10482                  10884                  10095                  11212
                                               10334                  10684                  10015                  10885
                                               10512                  11110                  10059                  11154
12/31/05                                       10591                  11125                  10155                  11674

This chart illustrates, hypothetically, that $10,000 was invested in the Conservative Profile Fund Standard Class shares on 5/3/05 (commencement of operations). As the chart shows, by December 31, 2005, the value of the investment at net asset value, with any dividends and distributions reinvested, would have grown to $10,591. For comparison, look at how the indices did from 5/2/05 through 12/31/05. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index. An expense waiver was in effect for the Fund during the period shown. Performance would have been lower had the expense waiver not been in effect.

Cumulative total return
on investment                                  Ended
Standard Class Shares                          12/31/05
-------------------------------------------------------
Inception (5/3/05)                               +5.91%
-------------------------------------------------------

The Service Class shares cumulative total return was 5.74% for the period from 5/3/05 (commencement of operations) to 12/31/05.

  * Lehman Brothers Aggregate Index is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

 ** Dow Jones Wilshire 5000 Index consists of nearly 5,000 common equity securities, covering all stocks in the U.S. for which daily pricing is available.

 *** MSCI EAFE Index consists of more than 900 securities from selected countries in Europe, Australasia and the Far East.

**** MSCI Emerging Markets Free Index is a market capitalization weighted index composed of companies representative of the market structure of 26 Emerging Market countries in Europe, Latin America and the Pacific Basin.

                                Profile Funds- 1

Moderate Profile Fund
Growth of $10,000 invested 5/3/05 through 12/31/05
(LINE GRAPH)

                                    MODERATE
                                  PROFILE FUND          DOW JONES            LEHMAN
                                 STANDARD CLASS       WILSHIRE 5000         BROTHERS            MSCI EAFE         MSCI EMERGING
                                     SHARES               INDEX          AGGREGATE INDEX          INDEX           MARKETS INDEX
                                 --------------       -------------      ---------------        ---------         -------------
05/03/05                              10000               10000               10000               10000               10000
                                      10173               10379               10108               10015               10352
                                      10296               10463               10163               10152               10709
                                      10563               10896               10071               10464               11467
                                      10623               10798               10200               10731               11570
                                      10689               10884               10095               11212               12649
                                      10505               10684               10015               10885               11823
                                      10753               11110               10059               11154               12802
12/31/05                              10866               11125               10155               11674               13560

This chart illustrates, hypothetically, that $10,000 was invested in the Moderate Profile Fund Standard Class shares on 5/3/05 (commencement of operations). As the chart shows, by December 31, 2005, the value of the investment at net asset value, with any dividends and distributions reinvested, would have grown to $10,866. For comparison, look at how the indices did from 5/2/05 through 12/31/05. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index. An expense waiver was in effect for the Fund during the period shown. Performance would have been lower had the expense waiver not been in effect.

Cumulative total return
on investment                                  Ended
Standard Class Shares                          12/31/05
-------------------------------------------------------
Inception (5/3/05)                               +8.66%
-------------------------------------------------------

The Service Class shares cumulative total return was 8.47% for the period from 5/3/05 (commencement of operations) to 12/31/05.

Moderately Aggressive Profile Fund

Growth of $10,000 invested 5/3/05 through 12/31/05
(LINE GRAPH)

                                   MODERATELY
                                   AGGRESSIVE
                                  PROFILE FUND          DOW JONES            LEHMAN
                                 STANDARD CLASS       WILSHIRE 5000         BROTHERS            MSCI EAFE         MSCI EMERGING
                                     SHARES               INDEX          AGGREGATE INDEX          INDEX           MARKETS INDEX
                                 --------------       -------------      ---------------        ---------         -------------
05/03/05                              10000               10000               10000               10000               10000
                                      10208               10379               10108               10015               10352
                                      10346               10463               10163               10152               10709
                                      10700               10896               10071               10464               11467
                                      10738               10798               10200               10731               11570
                                      10876               10884               10095               11212               12649
                                      10668               10684               10015               10885               11823
                                      10978               11110               10059               11154               12802
12/31/05                              11100               11125               10155               11674               13560

This chart illustrates, hypothetically, that $10,000 was invested in the Moderately Aggressive Profile Fund Standard Class shares on 5/3/05 (commencement of operations). As the chart shows, by December 31, 2005, the value of the investment at net asset value, with any dividends and distributions reinvested, would have grown to $11,100. For comparison, look at how the indices did from 5/2/05 through 12/31/05. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index. An expense waiver was in effect for the Fund during the period shown. Performance would have been lower had the expense waiver not been in effect.

Cumulative total return
on investment                                  Ended
Standard Class Shares                          12/31/05
-------------------------------------------------------
Inception (5/3/05)                              +11.00%
-------------------------------------------------------

The Service Class shares cumulative total return was 10.81% for the period from 5/3/05 (commencement of operations) to 12/31/05.

                                Profile Funds- 2

Aggressive Profile Fund
Growth of $10,000 invested 5/3/05 through 12/31/05
(LINE GRAPH)

                                         AGGRESSIVE PROFILE
                                           FUND STANDARD        DOW JONES WILSHIRE                              MSCI EMERGING
                                            CLASS SHARES            5000 INDEX          MSCI EAFE INDEX         MARKETS INDEX
                                         ------------------     ------------------      ---------------         -------------
05/03/05                                       10000                  10000                  10000                  10000
                                               10235                  10379                  10015                  10352
                                               10392                  10463                  10152                  10709
                                               10855                  10896                  10464                  11467
                                               10884                  10798                  10731                  11570
                                               11132                  10884                  11212                  12649
                                               10862                  10684                  10885                  11823
                                               11248                  11110                  11154                  12802
12/31/05                                       11392                  11125                  11674                  13560

This chart illustrates, hypothetically, that $10,000 was invested in the Moderate Profile Fund Standard Class shares on 5/3/05 (commencement of operations). As the chart shows, by December 31, 2005, the value of the investment at net asset value, with any dividends and distributions reinvested, would have grown to $11,392. For comparison, look at how the indices did from 5/2/05 through 12/31/05. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index. An expense waiver was in effect for the Fund during the period shown. Performance would have been lower had the expense waiver not been in effect.

Cumulative total return
on investment                                  Ended
Standard Class Shares                          12/31/05
-------------------------------------------------------
Inception (5/3/05)                              +13.92%
-------------------------------------------------------

The Service Class shares cumulative total return was 13.72% for the period from 5/3/05 (commencement of operations) to 12/31/05.

                                Profile Funds- 3

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
PROFILE FUNDS

DISCLOSURE
     OF FUND EXPENSES
FOR THE PERIOD JULY 1, 2005 TO DECEMBER 31, 2005

As a shareholder of a Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.


ACTUAL EXPENSES
The first section of the tables shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the tables shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of a Fund, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds' actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the tables assume reinvestment of all dividends and distributions.

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
CONSERVATIVE PROFILE FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                     Expenses
                               Beginning    Ending                  Paid During
                                Account     Account    Annualized     Period
                                 Value       Value      Expense      7/1/05 to
                                7/1/05     12/31/05      Ratios      12/31/05*
-------------------------------------------------------------------------------
ACTUAL FUND RETURN
Standard Class                 $1,000.00   $1,032.40     0.30%         $1.54
Service Class                   1,000.00    1,031.10     0.55%          2.82
-------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                 $1,000.00   $1,023.69     0.30%         $1.53
Service Class                   1,000.00   $1,022.43     0.55%          2.80
-------------------------------------------------------------------------------

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
MODERATE PROFILE FUND

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                     Expenses
                               Beginning    Ending                  Paid During
                                Account     Account    Annualized     Period
                                 Value       Value      Expense      7/1/05 to
                                7/1/05     12/31/05      Ratios      12/31/05*
-------------------------------------------------------------------------------
ACTUAL FUND RETURN
Standard Class                 $1,000.00   $1,055.40     0.30%         $1.55
Service Class                   1,000.00    1,054.00     0.55%          2.85
-------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                 $1,000.00   $1,023.69     0.30%         $1.53
Service Class                   1,000.00    1,022.43     0.55%          2.80
-------------------------------------------------------------------------------

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
MODERATELY AGGRESSIVE PROFILE FUND

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                     Expenses
                               Beginning    Ending                  Paid During
                                Account     Account    Annualized     Period
                                 Value       Value      Expense      7/1/05 to
                                7/1/05     12/31/05      Ratios      12/31/05*
-------------------------------------------------------------------------------
ACTUAL FUND RETURN
Standard Class                 $1,000.00   $1,072.90     0.30%         $1.57
Service Class                   1,000.00    1,071.50     0.55%          2.87
-------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                 $1,000.00   $1,023.69     0.30%         $1.53
Service Class                   1,000.00    1,022.43     0.55%          2.80
-------------------------------------------------------------------------------

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
AGGRESSIVE PROFILE FUND

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                     Expenses
                               Beginning    Ending                  Paid During
                                Account     Account    Annualized     Period
                                 Value       Value      Expense      7/1/05 to
                                7/1/05     12/31/05      Ratios      12/31/05*
-------------------------------------------------------------------------------
ACTUAL FUND RETURN
Standard Class                 $1,000.00   $1,096.20     0.30%         $1.59
Service Class                   1,000.00    1,094.80     0.55%          2.90
-------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                 $1,000.00   $1,023.69     0.30%         $1.53
Service Class                   1,000.00    1,022.43     0.55%          2.80
-------------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Each Fund operates under a fund of funds structure. Each of the Funds invests substantially all of its assets in other mutual funds ("underlying funds"). In addition to the Funds' expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable underlying funds. The Expense Analyses of an Investment above do not reflect the expenses of the underlying funds.

                                Profile Funds- 4

SECTOR ALLOCATIONS
AS OF DECEMBER 31, 2005

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
CONSERVATIVE PROFILE FUND

                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES                               100.52%
------------------------------------------------------------------------
Equity Funds                                                   34.60%
Fixed Income Funds                                             59.77%
International Funds                                             6.15%
------------------------------------------------------------------------
COMMERCIAL PAPER                                                0.88%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              101.40%
------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                (1.40%)
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
MODERATE PROFILE FUND

                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES                                 99.70%
------------------------------------------------------------------------
Equity Funds                                                    43.34%
Fixed Income Funds                                              39.15%
International Funds                                             17.21%
------------------------------------------------------------------------
COMMERCIAL PAPER                                                 1.18%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               100.88%
------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                 (0.88%)
------------------------------------------------------------------------
TOTAL NET ASSETS                                               100.00%
------------------------------------------------------------------------

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
MODERATELY AGGRESSIVE PROFILE FUND

                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES                                 99.17%
------------------------------------------------------------------------
Equity Funds                                                    56.70%
Fixed Income Funds                                              19.41%
International Funds                                             23.06%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                                99.17%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                  0.83%
------------------------------------------------------------------------
TOTAL NET ASSETS                                               100.00%
------------------------------------------------------------------------

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-
AGGRESSIVE PROFILE FUND

                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES                                99.60%
------------------------------------------------------------------------
Equity Funds                                                   69.01%
International Funds                                            30.59%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               99.60%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 0.40%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

                                Profile Funds- 5

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CONSERVATIVE PROFILE FUND STATEMENT OF NET ASSETS
December 31, 2005

                                                NUMBER OF       MARKET
                                                 SHARES         VALUE
    AFFILIATED INVESTMENT COMPANIES-100.52%
    EQUITY FUNDS-34.60%
    Delaware VIP Trust-
     Delaware VIP U.S. Growth Series.........      534,136   $  4,155,578
     Delaware VIP Value Series...............      213,286      4,101,481
    Lincoln Variable Insurance Products
     Trust-
     +Aggressive Growth Fund.................      163,801      1,772,983
     Core Fund...............................       66,018        687,044
     +Growth Fund............................       92,040      1,077,230
                                                             ------------
                                                               11,794,316
                                                             ------------
    FIXED INCOME FUNDS-59.77%
    Delaware Group Government Funds-
     Inflation Protected Bond Fund...........      378,973      3,717,723
    Delaware VIP Trust-
     Delaware VIP Diversified Income
     Series..................................    1,247,130     11,548,426
     Delaware VIP High Yield Series..........      288,619      1,705,738
    Lincoln Variable Insurance Products
     Trust- Bond Fund........................      269,621      3,402,619
                                                             ------------
                                                               20,374,506
                                                             ------------

                                                NUMBER OF       MARKET
                                                 SHARES         VALUE
    AFFILIATED INVESTMENT COMPANIES (CONTINUED)
    INTERNATIONAL FUNDS-6.15%
    Lincoln Variable Insurance Products
     Trust- International Fund...............      116,654   $  2,095,801
                                                             ------------
                                                                2,095,801
                                                             ------------
    TOTAL AFFILIATED INVESTMENT COMPANIES
     (COST $33,933,225)......................                  34,264,623
                                                             ------------
                                                PRINCIPAL
                                                 AMOUNT
  @ COMMERCIAL PAPER-0.88%
    Lehman Brothers Holdings 4.052% 1/3/06...  $   300,000        299,933
                                                             ------------
    TOTAL COMMERCIAL PAPER
     (COST $299,933).........................                     299,933
                                                             ------------

TOTAL MARKET VALUE OF SECURITIES-101.40% (COST
 $34,233,158)...............................................   34,564,556
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(1.40%).....     (478,799)
                                                              -----------
NET ASSETS APPLICABLE TO 3,223,240 SHARES
 OUTSTANDING-100.00%........................................  $34,085,757
                                                              ===========
NET ASSET VALUE-CONSERVATIVE PROFILE FUND STANDARD CLASS
 ($2,439,591 / 230,341 SHARES)..............................      $10.591
                                                                  =======
NET ASSET VALUE-CONSERVATIVE PROFILE FUND SERVICE CLASS
 ($31,646,166 / 2,992,899 SHARES)...........................      $10.574
                                                                  =======
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2005:
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $33,623,505
Undistributed net investment income.........................      140,014
Accumulated net realized loss on investments................       (9,160)
Net unrealized appreciation of investments..................      331,398
                                                              -----------
Total net assets............................................  $34,085,757
                                                              ===========

------------------
@The interest rate shown is the effective yield as of the time of purchase. +Non-income producing security for the year ended December 31, 2005.

                             See accompanying notes

                                Profile Funds- 6

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MODERATE PROFILE FUND
STATEMENT OF NET ASSETS
December 31, 2005

                                                NUMBER OF       MARKET
                                                  SHARES        VALUE
    AFFILIATED INVESTMENT COMPANIES-99.70%
    EQUITY FUNDS-43.34%
    Delaware VIP Trust-
     Delaware VIP Small Cap Value Series......     196,210   $  6,049,160
     Delaware VIP U.S. Growth Series..........   2,053,423     15,975,629
     Delaware VIP Value Series................     637,069     12,250,836
    Lincoln Variable Insurance Products Trust-
     +Aggressive Growth Fund..................     571,697      6,188,044
     Core Fund................................     576,671      6,001,417
     +Growth Fund.............................     525,660      6,152,320
                                                             ------------
                                                               52,617,406
                                                             ------------
    FIXED INCOME FUNDS-39.15%
    Delaware Group Government Funds-
     Inflation Protected Bond Fund............     608,231      5,966,750
    Delaware VIP Trust-
     Delaware VIP Diversified Income Series...   3,201,960     29,650,149
     Delaware VIP High Yield Series...........   1,009,370      5,965,377
    Lincoln Variable Insurance Products Trust-
     Bond Fund................................     471,492      5,950,229
                                                             ------------
                                                               47,532,505
                                                             ------------

                                                NUMBER OF       MARKET
                                                  SHARES        VALUE
    AFFILIATED INVESTMENT COMPANIES (CONTINUED)
    INTERNATIONAL FUNDS-17.21%
    Delaware VIP Trust-
     Delaware VIP Emerging Markets Series.....     408,400   $  7,432,882
    Lincoln Variable Insurance Products Trust-
     International Fund.......................     749,220     13,460,478
                                                             ------------
                                                               20,893,360
                                                             ------------
    TOTAL AFFILIATED INVESTMENT COMPANIES
     (COST $118,562,385)......................                121,043,271
                                                             ------------
                                                PRINCIPAL
                                                  AMOUNT
  @ COMMERCIAL PAPER-1.18%
    Lehman Brothers Holdings 4.052% 1/3/06....  $1,430,000      1,429,678
                                                             ------------
    TOTAL COMMERCIAL PAPER (COST
     $1,429,678)..............................                  1,429,678
                                                             ------------

TOTAL MARKET VALUE OF SECURITIES-100.88% (COST
 $119,992,063)..............................................   122,472,949
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.88%).....    (1,072,983)
                                                              ------------
NET ASSETS APPLICABLE TO 11,189,612 SHARES
 OUTSTANDING-100.00%........................................  $121,399,966
                                                              ============
NET ASSET VALUE-MODERATE PROFILE FUND STANDARD CLASS
 ($12,391,283 / 1,140,390 SHARES)...........................       $10.866
                                                                   =======
NET ASSET VALUE-MODERATE PROFILE FUND SERVICE CLASS
 ($109,008,683 / 10,049,222 SHARES).........................       $10.847
                                                                   =======
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2005:
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $118,639,376
Undistributed net investment income.........................       290,385
Accumulated net realized loss on investments................       (10,681)
Net unrealized appreciation of investments..................     2,480,886
                                                              ------------
Total net assets............................................  $121,399,966
                                                              ============

------------------
@The interest rate shown is the effective yield as of the time of purchase. +Non-income producing security for the year ended December 31, 2005.

                             See accompanying notes

                                Profile Funds- 7

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MODERATELY AGGRESSIVE PROFILE FUND STATEMENT OF NET ASSETS
December 31, 2005

                                                NUMBER OF       MARKET
                                                 SHARES         VALUE
    AFFILIATED INVESTMENT COMPANIES-99.17%
    EQUITY FUNDS-56.70%
    Delaware VIP Trust-
     Delaware VIP Small Cap Value Series.....       77,486   $  2,388,879
     Delaware VIP U.S. Growth Series.........    1,583,966     12,323,254
     Delaware VIP Value Series...............      784,310     15,082,285
    Lincoln Variable Insurance Products
     Trust-
     +Aggressive Growth Fund.................      358,217      3,877,337
     Core Fund...............................      576,496      5,999,589
     +Growth Fund............................      334,815      3,918,674
                                                             ------------
                                                               43,590,018
                                                             ------------
    FIXED INCOME FUNDS-19.41%
    Delaware VIP Trust-
     Delaware VIP Diversified Income
     Series..................................      398,822      3,693,088
     Delaware VIP High Yield Series..........      378,642      2,237,777

                                                NUMBER OF       MARKET
                                                 SHARES         VALUE
    AFFILIATED INVESTMENT COMPANIES (CONTINUED)
    FIXED INCOME FUNDS (CONTINUED)
    Lincoln Variable Insurance Products
     Trust-
     Bond Fund...............................      712,664   $  8,993,813
                                                             ------------
                                                               14,924,678
                                                             ------------
    INTERNATIONAL FUNDS-23.06%
    Delaware VIP Trust-
     Delaware VIP Emerging Markets Series....      299,278      5,446,851
    Lincoln Variable Insurance Products
     Trust-
     International Fund......................      683,633     12,282,152
                                                             ------------
                                                               17,729,003
                                                             ------------
    TOTAL AFFILIATED INVESTMENT COMPANIES
     (COST $74,228,973)......................                  76,243,699
                                                             ------------

TOTAL MARKET VALUE OF SECURITIES-99.17% (COST
 $74,228,973)...............................................    76,243,699
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.83%.......       637,864
                                                              ------------
NET ASSETS APPLICABLE TO 6,936,413 SHARES
 OUTSTANDING-100.00%........................................  $ 76,881,563
                                                              ============
NET ASSET VALUE-MODERATELY AGGRESSIVE PROFILE FUND STANDARD
 CLASS ($11,425,461 / 1,029,328 SHARES).....................       $11.100
                                                                   =======
NET ASSET VALUE-MODERATELY AGGRESSIVE PROFILE FUND SERVICE
 CLASS ($65,456,102 / 5,907,085 SHARES).....................       $11.081
                                                                   =======
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2005:
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $ 74,558,813
Undistributed net investment income.........................       321,176
Accumulated net realized loss on investments................       (13,152)
Net unrealized appreciation of investments..................     2,014,726
                                                              ------------
Total net assets............................................  $ 76,881,563
                                                              ============

------------------
+Non-income producing security for the year ended December 31, 2005.

                             See accompanying notes

                                Profile Funds- 8

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-AGGRESSIVE PROFILE FUND
STATEMENT OF NET ASSETS
December 31, 2005

                                                NUMBER OF      MARKET
                                                  SHARES        VALUE
    AFFILIATED INVESTMENT COMPANIES-99.60%
    EQUITY FUNDS-69.01%
    Delaware VIP Trust-
     Delaware VIP Small Cap Value Series......      29,561   $   911,356
     Delaware VIP U.S. Growth Series..........     474,986     3,695,390
     Delaware VIP Value Series................     303,112     5,828,836
    Lincoln Variable Insurance Products Trust-
     +Aggressive Growth Fund..................     106,891     1,156,992
     Core Fund................................     170,321     1,772,530
     +Growth Fund.............................     119,106     1,394,016
     +Growth Opportunities Fund...............      92,449     1,156,816
                                                             -----------
                                                              15,915,936
                                                             -----------

                                                NUMBER OF      MARKET
                                                  SHARES        VALUE
    AFFILIATED INVESTMENT COMPANIES (CONTINUED)
    INTERNATIONAL FUNDS-30.59%
    Delaware VIP Trust-
     Delaware VIP Emerging Markets Series.....     132,197   $ 2,405,981
    Lincoln Variable Insurance Products Trust-
     International Fund.......................     258,731     4,648,361
                                                             -----------
                                                               7,054,342
                                                             -----------
    TOTAL AFFILIATED INVESTMENT COMPANIES
     (COST $22,117,784).......................                22,970,278
                                                             -----------

TOTAL MARKET VALUE OF SECURITIES-99.60% (COST
 $22,117,784)...............................................   22,970,278
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.40%.......       91,738
                                                              -----------
NET ASSETS APPLICABLE TO 2,027,279 SHARES OUTSTANDING-
 100.00%....................................................  $23,062,016
                                                              ===========
NET ASSET VALUE-AGGRESSIVE PROFILE FUND STANDARD CLASS
 ($4,280,395 / 375,739 SHARES)..............................      $11.392
                                                                  =======
NET ASSET VALUE-AGGRESSIVE PROFILE FUND SERVICE CLASS
 ($18,781,621 / 1,651,540 SHARES)...........................      $11.372
                                                                  =======
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2005:
Shares of beneficial interest (unlimited authorization-no
 par).......................................................  $22,182,852
Undistributed net investment income.........................       34,118
Accumulated net realized loss on investments................       (7,448)
Net unrealized appreciation of investments..................      852,494
                                                              -----------
Total net assets............................................  $23,062,016
                                                              ===========

------------------
+Non-income producing security for the year ended December 31, 2005.

                             See accompanying notes

                                Profile Funds- 9

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-PROFILE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2005

                                                                                                  MODERATELY
                                                         CONSERVATIVE          MODERATE           AGGRESSIVE          AGGRESSIVE
                                                         PROFILE FUND        PROFILE FUND        PROFILE FUND        PROFILE FUND
                                                         ------------------------------------------------------------------------
ASSETS:
Investments in affiliated investment companies, at
 market................................................  $34,264,623         $121,043,271        $76,243,699         $22,970,278
Other investments, at market...........................      299,933            1,429,678                 --                  --
Cash...................................................           --                4,220                 --              74,930
Receivable for securities sold.........................           --                   --            737,485                  --
Subscriptions receivable...............................      118,879              720,235            665,825             298,353
Due from Lincoln Life..................................       22,199               19,148             19,348              21,757
                                                         -----------         ------------        -----------         -----------
Total assets...........................................   34,705,634          123,216,552         77,666,357          23,365,318
                                                         -----------         ------------        -----------         -----------

LIABILITIES:
Payable for securities purchased.......................       34,054            1,409,323                 --              55,312
Cash overdraft.........................................      227,741                   --            714,973                  --
Liquidations payable...................................      305,609              321,558              3,218             201,173
Due to manager and affiliates..........................       22,499               55,199             36,909              17,374
Accrued expenses payable...............................       29,974               30,506             29,694              29,443
                                                         -----------         ------------        -----------         -----------

Total liabilities......................................      619,877            1,816,586            784,794             303,302
                                                         -----------         ------------        -----------         -----------

TOTAL NET ASSETS.......................................  $34,085,757         $121,399,966        $76,881,563         $23,062,016
                                                         ===========         ============        ===========         ===========

Investments in affiliated investment companies, at
 cost..................................................  $33,933,225         $118,562,385        $74,228,973         $22,117,784
                                                         ===========         ============        ===========         ===========

Other investments, at cost.............................  $   299,933         $  1,429,678                 --                  --
                                                         ===========         ============        ===========         ===========

                             See accompanying notes

                               Profile Funds- 10

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-PROFILE FUNDS
STATEMENTS OF OPERATIONS
May 3, 2005* to December 31, 2005

                                                                                                  MODERATELY
                                                         CONSERVATIVE          MODERATE           AGGRESSIVE          AGGRESSIVE
                                                         PROFILE FUND        PROFILE FUND        PROFILE FUND        PROFILE FUND
                                                         ------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends from investments in affiliated companies.....    $172,076           $  425,491          $  411,074           $ 62,476
Interest...............................................       5,464               17,157              10,764              2,826
                                                           --------           ----------          ----------           --------
                                                            177,540              442,648             421,838             65,302
                                                           --------           ----------          ----------           --------
EXPENSES:
Accounting and administration expenses.................      56,153               56,403              56,153             56,153
Professional fees......................................      29,373               29,393              29,433             29,373
Management fees........................................      20,621               76,708              48,854             15,693
Trustees' fees.........................................       2,054                2,054               2,054              2,054
Distribution expenses -- Service Class.................      19,108               70,281              42,036             12,353
Reports and statements to shareholders.................       7,343                7,343               7,343              7,343
Custodian fees.........................................       5,298                6,762               5,841              4,829
Other..................................................       4,015                3,929               4,253              3,973
                                                           --------           ----------          ----------           --------
                                                            143,965              252,873             195,967            131,771
Less expenses absorbed or waived.......................     (99,834)             (90,258)            (93,808)          (100,050)
Less expense paid indirectly...........................        (275)                (285)             (1,497)              (537)
                                                           --------           ----------          ----------           --------
Total expenses.........................................      43,856              162,330             100,662             31,184
                                                           --------           ----------          ----------           --------
NET INVESTMENT INCOME..................................     133,684              280,318             321,176             34,118
                                                           --------           ----------          ----------           --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain distributions from affiliated
 investment companies..................................       6,478               10,091                 121                 --
Net realized loss from sale of investments in
 affiliated investment companies.......................      (9,308)             (10,705)            (13,273)            (7,448)
                                                           --------           ----------          ----------           --------
Net realized loss on investments.......................      (2,830)                (614)            (13,152)            (7,448)
Net change in unrealized appreciation/depreciation of
 investments...........................................     331,398            2,480,886           2,014,726            852,494
                                                           --------           ----------          ----------           --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS........     328,568            2,480,272           2,001,574            845,046
                                                           --------           ----------          ----------           --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...    $462,252           $2,760,590          $2,322,750           $879,164
                                                           ========           ==========          ==========           ========

------------------
*Date of commencement of operations.

                             See accompanying notes

                               Profile Funds- 11

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-PROFILE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                  MODERATELY
                                                         CONSERVATIVE          MODERATE           AGGRESSIVE          AGGRESSIVE
                                                         PROFILE FUND        PROFILE FUND        PROFILE FUND        PROFILE FUND
                                                           5/3/05*             5/3/05*             5/3/05*             5/3/05*
                                                              TO                  TO                  TO                  TO
                                                           12/31/05            12/31/05            12/31/05            12/31/05
                                                         ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income..................................  $   133,684         $    280,318        $   321,176         $    34,118
Net realized loss on investments.......................       (2,830)                (614)           (13,152)             (7,448)
Net change in unrealized appreciation/depreciation of
 investments...........................................      331,398            2,480,886          2,014,726             852,494
                                                         -----------         ------------        -----------         -----------
Net increase in net assets resulting from operations...      462,252            2,760,590          2,322,750             879,164
                                                         -----------         ------------        -----------         -----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class........................................    2,711,105           13,046,141         11,516,520           4,564,807
 Service Class.........................................   33,473,841          114,861,531         68,888,683          19,714,341
                                                         -----------         ------------        -----------         -----------
                                                          36,184,946          127,907,672         80,405,203          24,279,148
                                                         -----------         ------------        -----------         -----------
Cost of shares repurchased:
 Standard Class........................................     (309,777)            (879,394)          (408,411)           (470,494)
 Service Class.........................................   (2,251,664)          (8,388,902)        (5,437,979)         (1,625,802)
                                                         -----------         ------------        -----------         -----------
                                                          (2,561,441)          (9,268,296)        (5,846,390)         (2,096,296)
                                                         -----------         ------------        -----------         -----------
Increase in net assets derived from capital share
 transactions..........................................   33,623,505          118,639,376         74,558,813          22,182,852
                                                         -----------         ------------        -----------         -----------
NET INCREASE IN NET ASSETS.............................   34,085,757          121,399,966         76,881,563          23,062,016
NET ASSETS:
Beginning of period....................................           --                   --                 --                  --
                                                         -----------         ------------        -----------         -----------
End of period..........................................  $34,085,757         $121,399,966        $76,881,563         $23,062,016
                                                         ===========         ============        ===========         ===========
Undistributed net investment income....................  $   140,014         $    290,385        $   321,176         $    34,118
                                                         ===========         ============        ===========         ===========

------------------
*Date of commencement of operations.

                             See accompanying notes

                               Profile Funds- 12

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CONSERVATIVE PROFILE FUND FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout the period was as follows:

                                                                 CONSERVATIVE PROFILE FUND
                                                            STANDARD CLASS        SERVICE CLASS
                                                            -----------------------------------
                                                              5/3/05(1)             5/3/05(1)
                                                                  TO                   TO
                                                               12/31/05             12/31/05
                                                            -----------------------------------
Net asset value, beginning of period......................     $10.000               $10.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)..................................       0.131                 0.113
Net realized and unrealized gain on investments...........       0.460                 0.461
                                                               -------               -------
Total from investment operations..........................       0.591                 0.574
                                                               -------               -------

Net asset value, end of period............................     $10.591               $10.574
                                                               =======               =======

Total return(3)...........................................       5.91%                 5.74%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)...................     $ 2,440               $31,646
Ratio of expenses to average net assets(4)................       0.30%                 0.55%
Ratio of expenses to average net assets prior to fees
 waived and expense paid indirectly(4)....................       1.53%                 1.78%
Ratio of net investment income to average net assets......       1.87%                 1.62%
Ratio of net investment income to average net assets prior
 to fees waived and expense paid indirectly...............       0.64%                 0.39%
Portfolio turnover........................................         20%                   20%

------------------
(1)Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)The average shares outstanding method has been applied for per share information.

(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4)Does not include expenses of the investment companies in which the fund invests.

                             See accompanying notes

                               Profile Funds- 13

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MODERATE PROFILE FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout the period was as follows:

                                                                   MODERATE PROFILE FUND
                                                            STANDARD CLASS        SERVICE CLASS
                                                            -----------------------------------
                                                              5/3/05(1)             5/3/05(1)
                                                                  TO                   TO
                                                               12/31/05             12/31/05
                                                            -----------------------------------
Net asset value, beginning of period......................     $10.000              $ 10.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)..................................       0.082                 0.064
Net realized and unrealized gain on investments...........       0.784                 0.783
                                                               -------              --------
Total from investment operations..........................       0.866                 0.847
                                                               -------              --------

Net asset value, end of period............................     $10.866              $ 10.847
                                                               =======              ========

Total return(3)...........................................       8.66%                 8.47%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)...................     $12,391              $109,009
Ratio of expenses to average net assets(4)................       0.30%                 0.55%
Ratio of expenses to average net assets prior to fees
 waived and expense paid indirectly(4)....................       0.60%                 0.85%
Ratio of net investment income to average net assets......       1.16%                 0.91%
Ratio of net investment income to average net assets prior
 to fees waived and expense paid indirectly...............       0.86%                 0.61%
Portfolio turnover........................................         10%                   10%

------------------
(1)Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)The average shares outstanding method has been applied for per share information.

(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4)Does not include expenses of the investment companies in which the fund invests.

                             See accompanying notes

                               Profile Funds- 14

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-MODERATELY AGGRESSIVE PROFILE FUND FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout the period was as follows:

                                                            MODERATELY AGGRESSIVE PROFILE FUND
                                                            STANDARD CLASS        SERVICE CLASS
                                                            -----------------------------------
                                                              5/3/05(1)             5/3/05(1)
                                                                  TO                   TO
                                                               12/31/05             12/31/05
                                                            -----------------------------------
Net asset value, beginning of period......................     $10.000               $10.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)..................................       0.136                 0.118
Net realized and unrealized gain on investments...........       0.964                 0.963
                                                               -------               -------
Total from investment operations..........................       1.100                 1.081
                                                               -------               -------

Net asset value, end of period............................     $11.100               $11.081
                                                               =======               =======

Total return(3)...........................................      11.00%                10.81%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)(4)................     $11,426               $65,456
Ratio of expenses to average net assets...................       0.30%                 0.55%
Ratio of expenses to average net assets prior to fees
 waived and expense paid indirectly(4)....................       0.79%                 1.04%
Ratio of net investment income to average net assets......       1.88%                 1.63%
Ratio of net investment income to average net assets prior
 to fees waived and expense paid indirectly...............       1.39%                 1.14%
Portfolio turnover........................................         10%                   10%

------------------
(1)Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)The average shares outstanding method has been applied for per share information.

(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4)Does not include expenses of the investment companies in which the fund invests.

                             See accompanying notes

                               Profile Funds- 15

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-AGGRESSIVE PROFILE FUND
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout the period was as follows:

                                                                  AGGRESSIVE PROFILE FUND
                                                            STANDARD CLASS        SERVICE CLASS
                                                            -----------------------------------
                                                              5/3/05(1)             5/3/05(1)
                                                                  TO                   TO
                                                               12/31/05             12/31/05
                                                            -----------------------------------
Net asset value, beginning of period......................     $10.000               $10.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)..................................       0.055                 0.036
Net realized and unrealized gain on investments...........       1.337                 1.336
                                                               -------               -------
Total from investment operations..........................       1.392                 1.372
                                                               -------               -------

Net asset value, end of period............................     $11.392               $11.372
                                                               =======               =======

Total return(3)...........................................      13.92%                13.72%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)...................     $ 4,280               $18,782
Ratio of expenses to average net assets(4)................       0.30%                 0.55%
Ratio of expenses to average net assets prior to fees
 waived and expense paid indirectly(4)....................       1.91%                 2.16%
Ratio of net investment income to average net assets......       0.75%                 0.50%
Ratio of net investment loss to average net assets prior
 to fees waived and expense paid indirectly...............      (0.86%)               (1.11%)
Portfolio turnover........................................         15%                   15%

------------------
(1)Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)The average shares outstanding method has been applied for per share information.

(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4)Does not include expenses of the investment companies in which the fund invests.

                             See accompanying notes

                               Profile Funds- 16

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-PROFILE FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2005

Lincoln Variable Insurance Products Trust (the "Trust") is organized as a Delaware statutory trust and consists of 18 series: Aggressive Growth Fund, Bond Fund, Capital Appreciation Fund, Core Fund, Equity-Income Fund, Global Asset Allocation Fund, Growth Fund, Growth and Income Fund, Growth Opportunities Fund, International Fund, Managed Fund, Money Market Fund, Social Awareness Fund, Special Opportunities Fund, Conservative Profile Fund, Moderate Profile Fund, Moderately Aggressive Profile Fund and Aggressive Profile Fund. These financial statements and the related notes pertain to the Conservative Profile Fund, Moderate Profile Fund, Moderately Aggressive Profile Fund and Aggressive Profile Fund (the "Funds"). The Trust is an open-end investment company. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended, and offer Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Trust's shares are sold only to The Lincoln National Life Insurance Company ("Lincoln Life") and Lincoln Life & Annuity Company of New York (collectively, the "Companies") for allocation to their variable annuity products and variable universal life products. The Funds will invest in other open-end investment companies (mutual funds) that are members of Lincoln Variable Insurance Products Trust and Delaware VIP Trust and the Delaware Inflation Protected Bond Fund (collectively, the "Underlying Funds"). The Underlying Funds invest in U.S. and foreign stocks, bond and money market instruments. In addition to mutual Fund investments, each fund may invest in individual securities, such as money market securities.

The Funds commenced operations on May 3, 2005.

The investment objective of the Conservative Profile Fund is a high level of current income with some consideration given to growth of capital.

The investment objective of Moderate Profile Fund is a balance between a high level of current income and growth of capital, with a greater emphasis on income.

The investment objective of Moderately Aggressive Profile Fund is a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

The investment objective of Aggressive Profile Fund is long-term growth of capital. Current income is not a consideration.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation--The market value of the Funds' investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

Federal Income Taxes--Each Fund intends to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Each Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Funds receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under the above arrangement is included under custodian fees on the Statement of Operations with the expense offset shown as "expense paid indirectly."

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC) is responsible for overall management of each Fund's investment portfolio, including monitoring of the Funds' investment sub-advisor, and provides certain administrative services to the Funds. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment advisor. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at an annual rate of 0.25% of the average daily net assets of each Fund.

Lincoln Life, an affiliate of DMC, has contractually agreed to reimburse the Funds to the extent that each Fund's annual operating expenses (excluding Underlying Fund Fees and Expenses and distribution fees) exceed 0.30% of average daily net assets. The agreement will continue at least through September 1, 2006, and renew automatically for one-year terms unless Lincoln Life provides written notice of termination to the Fund.

Wilshire Associates, Inc. (the "Sub-Advisor") is responsible for the day-to-day management of each Fund's investment portfolio. For these services, DMC, not the Fund's, pays the Sub-Advisor a fee based on the combined net assets of the Funds as follows: 0.10% for the first $250 million of the Funds' average daily net assets, 0.06% over

                               Profile Funds- 17

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-PROFILE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
$250 million but less than $1 billion, 0.05% over $1 billion but less than $3 billion, and 0.04% of any excess of the Funds' average daily net assets over $3 billion. In addition, in 2005, DMC paid the Sub-Advisor a fee of $43,749 for each Fund.

Delaware Service Company, Inc. (DSC), provides accounting services and other administration support to the Funds. For these services, each Fund pays DSC an annual fee of $43,000. For the period* ended December 31, 2005, fees for these services amounted to $28,319 for each Fund.

Pursuant to an Administration Agreement, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, each Fund pays Lincoln Life an annual fee of $25,000 plus the cost of certain support services, such as legal and corporate secretary services. For the period* ended December 31, 2005, fees for these support services amounted to $11,167, $11,417, $11,167 and $11,167 for Conservative Profile Fund, Moderate Profile Fund, Moderately Aggressive Profile Fund, and Aggressive Profile Fund, respectively.

Pursuant to a distribution and service plan, the Funds are authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the "Plan Fee") not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Companies whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust's Board of Trustees. No distribution expenses are paid by Standard Class shares.

In addition to the management fee and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary. DMC serves as the investment manager for each of the Underlying Funds.

At December 31, 2005, the Funds had receivables from or liabilities payable to affiliates as follows:

                                                                                                   MODERATELY
                                                            CONSERVATIVE         MODERATE          AGGRESSIVE         AGGRESSIVE
                                                            PROFILE FUND       PROFILE FUND       PROFILE FUND       PROFILE FUND
                                                            ------------       ------------       ------------       ------------
Management Fees Payable to DMC............................    $(6,861)           $(24,211)          $(14,923)          $(4,493)
Accounting and Administration Fees Payable to DSC.........     (7,166)             (7,166)            (7,166)           (7,166)
Administration Fees Payable to Lincoln Life...............     (2,083)             (2,083)            (2,083)           (2,083)
Distribution Fees Payable to the Companies................     (6,389)            (21,739)           (12,737)           (3,632)
Receivable from Lincoln Life..............................     22,199              19,148             19,348            21,757

Certain officers and trustees of the Funds are also officers or directors of the Companies and receive no compensation from the Funds. The compensation of unaffiliated trustees is borne by the Funds.

3. INVESTMENTS
For the period* ended December 31, 2005, the Funds made purchases and sales of investment securities other than short-term investments as follows:

                                                                                                   MODERATELY
                                                            CONSERVATIVE         MODERATE          AGGRESSIVE         AGGRESSIVE
                                                            PROFILE FUND       PROFILE FUND       PROFILE FUND       PROFILE FUND
                                                            ------------       ------------       ------------       ------------
Purchases.................................................  $35,790,215        $121,890,510       $76,544,967        $23,157,805
Sales.....................................................    1,847,682           3,317,420         2,302,721          1,032,574

------------------
* Commenced operations on May 3, 2005.

At December 31, 2005, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:

                                                                                                   MODERATELY
                                                            CONSERVATIVE         MODERATE          AGGRESSIVE         AGGRESSIVE
                                                            PROFILE FUND       PROFILE FUND       PROFILE FUND       PROFILE FUND
                                                            ------------       ------------       ------------       ------------
Cost of investments.......................................  $34,249,290        $120,014,656       $74,250,390        $22,127,482
                                                            -----------        ------------       -----------        -----------
Aggregate unrealized appreciation.........................      444,427           2,674,268         2,181,882            842,796
Aggregate unrealized depreciation.........................     (129,161)           (215,975)         (188,573)                 -
                                                            -----------        ------------       -----------        -----------
Net unrealized appreciation...............................  $   315,266        $  2,458,293       $ 1,993,309        $   842,796
                                                            ===========        ============       ===========        ===========

                               Profile Funds- 18

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-PROFILE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no distributions paid during the period* ended December 31, 2005.

As of December 31, 2005, the components of net assets on a tax basis were as follows:

                                                                                                   MODERATELY
                                                            CONSERVATIVE         MODERATE          AGGRESSIVE         AGGRESSIVE
                                                            PROFILE FUND       PROFILE FUND       PROFILE FUND       PROFILE FUND
                                                            ------------       ------------       ------------       ------------
Shares of beneficial interest.............................  $33,623,505        $118,639,376       $74,558,813        $22,182,852
Undistributed ordinary income.............................      165,669             302,273           329,384             36,368
Undistributed long-term capital gain......................          149                  24                57                  -
Post-October losses.......................................      (18,832)                  -                 -                  -
Unrealized appreciation of investments....................      315,266           2,458,293         1,993,309            842,796
                                                            -----------        ------------       -----------        -----------
Net assets................................................  $34,085,757        $121,399,966       $76,881,563        $23,062,016
                                                            ===========        ============       ===========        ===========

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

Post-October losses represent losses realized on investment transactions from November 1, 2005 through December 31, 2005 that, in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of distributions received from underlying investments. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2005, the Funds recorded the following reclassifications.

                                               CONSERVATIVE     MODERATE
                                               PROFILE FUND   PROFILE FUND
                                               ------------   ------------
Undistributed net investment income..........    $ 6,330        $ 10,067
Accumulated realized gain (loss).............     (6,330)        (10,067)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                                                                   MODERATELY
                                                            CONSERVATIVE         MODERATE          AGGRESSIVE         AGGRESSIVE
                                                            PROFILE FUND       PROFILE FUND       PROFILE FUND       PROFILE FUND
                                                            ------------       ------------       ------------       ------------
                                                            PERIOD ENDED       PERIOD ENDED       PERIOD ENDED       PERIOD ENDED
                                                             12/31/05*          12/31/05*          12/31/05*          12/31/05*
                                                            ------------       ------------       ------------       ------------
Shares sold:
 Standard Class...........................................     260,092           1,223,001         1,067,298            418,839
 Service Class............................................   3,207,812          10,837,387         6,411,475          1,797,838
                                                             ---------          ----------         ---------          ---------
                                                             3,467,904          12,060,388         7,478,773          2,216,677
                                                             ---------          ----------         ---------          ---------
Shares repurchased:
 Standard Class...........................................     (29,751)            (82,611)          (37,970)           (43,100)
 Service Class............................................    (214,913)           (788,165)         (504,390)          (146,298)
                                                             ---------          ----------         ---------          ---------
                                                              (244,664)           (870,776)         (542,360)          (189,398)
                                                             ---------          ----------         ---------          ---------
Net increase..............................................   3,223,240          11,189,612         6,936,413          2,027,279
                                                             =========          ==========         =========          =========

------------------
* Commenced operations on May 3, 2005.

6. LINE OF CREDIT
The Funds, along with certain other series in the Trust (the "Participants"), participate in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the Agreement. The Funds may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Funds had no amounts outstanding at December 31, 2005, or at any time during the period.

                               Profile Funds- 19

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-PROFILE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. CONTRACTUAL OBLIGATIONS
Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund's maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund's existing contracts and expects the risk of loss to be remote.

                               Profile Funds- 20

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Lincoln Variable Insurance Products Trust

We have audited the accompanying statements of net assets and statements of assets and liabilities of the Conservative Profile Fund, Moderate Profile Fund, Moderately Aggressive Profile Fund, and Aggressive Profile Fund (four of the series constituting Lincoln Variable Insurance Products Trust) (the "Funds") as of December 31, 2005, and the related statements of operations, statements of changes in net assets, and financial highlights for the period May 3, 2005 (commencement of operations) to December 31, 2005. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian, and confirmation of securities not held by the custodian by correspondence with others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Conservative Profile Fund, Moderate Profile Fund, Moderately Aggressive Profile Fund and Aggressive Profile Fund of Lincoln Variable Insurance Products Trust at December 31, 2005, and the results of their operations, the changes in their net assets, and their financial highlights for the period May 3, 2005 (commencement of operations) to December 31, 2005, in conformity with U.S. generally accepted accounting principles.

                                        [ERNST & YOUNG LLP]

Philadelphia, Pennsylvania
February 10, 2006

                               Profile Funds- 21

OFFICER/TRUSTEE INFORMATION

                            POSITION(S)    TERM OF OFFICE
    NAME, ADDRESS AND        HELD WITH      AND LENGTH OF                      PRINCIPAL OCCUPATION(S)
      YEAR OF BIRTH          THE TRUST     TIME SERVED(2)                     DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
Kelly D. Clevenger(1)       Chairman,    Chairman since       Vice President, The Lincoln National Life Insurance
1300 S. Clinton Street      President    August 1995;         Company; Executive Vice President, Lincoln Retirement
Fort Wayne, IN 46802        and Trustee  President and        Services Company, LLC; Second Vice President, Lincoln Life
YOB: 1952                                Trustee since        & Annuity Company of New York
                                         November 1994
Janet C. Chrzan(1)          Advisory     Advisory Trustee     Vice President, The Lincoln National Life Insurance
1300 S. Clinton Street      Trustee      since May 2004; and  Company; formerly Chief Financial Officer and Director of
Fort Wayne, IN 46802                     formerly Trustee     The Lincoln National Life Insurance Company; Vice
YOB: 1948                                since August 2003    President and Treasurer, Lincoln National Corporation
                                                              (insurance holding company); Chief Financial Officer and
                                                              Second Vice President, Lincoln Life & Annuity Company of
                                                              New York; Treasurer and Assistant Secretary, Lincoln
                                                              Financial Group Foundation, Inc.
Nancy L. Frisby             Trustee      Trustee since April  Vice President and Chief Financial Officer, DeSoto
1300 S. Clinton Street                   1992                 Memorial Hospital; formerly Chief Financial Officer,
Fort Wayne, IN 46802                                          Bascom Palmer Eye Institute, University of Miami School of
YOB: 1941                                                     Medicine; formerly Vice President and Chief Financial
                                                              Officer, St. Joseph Medical Center, Inc.
Kenneth G. Stella           Trustee      Trustee since        President, Indiana Hospital & Health Association
1300 S. Clinton Street                   February 1998
Fort Wayne, IN 46802
YOB: 1943
Gary D. Lemon               Advisory     Advisory Trustee     Instructor, Assistant Professor, Economics and Management,
1300 S. Clinton Street      Trustee      since November 2004  DePauw University
Fort Wayne, IN 46802
YOB: 1948
David H. Windley            Trustee      Trustee since        Director (Partner) Blue & Co., LLC
1300 S. Clinton Street                   August 2004
Fort Wayne, IN 46802
YOB: 1943
Eldon J. Summers(1)         Second Vice  Second Vice          Second Vice President and Treasurer, The Lincoln National
1300 S. Clinton Street      President    President and        Life Insurance Company
Fort Wayne, IN 46802        and          Treasurer since May
YOB: 1950                   Treasurer    2003
Cynthia A. Rose(1)          Secretary    Secretary since      Assistant Secretary, Lincoln National Corporation
1300 S. Clinton Street                   February 1995
Fort Wayne, IN 46802
YOB: 1954
Sheryl L. Sturgill(1)       Chief        Chief Accounting     Director of Separate Accounts Financial Operations,
1300 S. Clinton Street      Accounting   Officer since        Assistant Vice President, The Lincoln National Life
Fort Wayne, IN 46802        Officer      November 2003        Insurance Company; formerly Director of Compliance and
YOB: 1959                                                     Business Consulting, Lincoln National Reassurance Company
Rise' C.M. Taylor(1)        Vice         Vice President,      Vice President, Assistant Treasurer, and Assistant
1300 S. Clinton Street      President    Assistant            Secretary, The Lincoln National Life Insurance Company;
Fort Wayne, IN 46802        and          Treasurer, and       Second Vice President and Assistant Treasurer, Lincoln
YOB: 1967                   Assistant    Assistant Secretary  Life & Annuity Company of New York; formerly Investment
                            Treasurer    since August 2003    Portfolio Manager, Lincoln Investment Management

                             NUMBER OF
                             FUNDS IN
                               TRUST
                              COMPLEX
    NAME, ADDRESS AND       OVERSEEN BY    OTHER DIRECTORSHIPS
      YEAR OF BIRTH           TRUSTEE        HELD BY TRUSTEE
--------------------------  ------------------------------------
Kelly D. Clevenger(1)           19       Lincoln Retirement
1300 S. Clinton Street                   Services Company, LLC
Fort Wayne, IN 46802
YOB: 1952
Janet C. Chrzan(1)              19       The Administrative
1300 S. Clinton Street                   Management Group, Inc.;
Fort Wayne, IN 46802                     Lincoln Life Improved
YOB: 1948                                Housing, Inc.
Nancy L. Frisby                 19       N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1941
Kenneth G. Stella               19       First National Bank &
1300 S. Clinton Street                   Trust
Fort Wayne, IN 46802
YOB: 1943
Gary D. Lemon                   19       N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1948
David H. Windley                19       Meridian Investment
1300 S. Clinton Street                   Advisors, Inc.; Eureka
Fort Wayne, IN 46802                     College; Indiana Health
YOB: 1943                                Facility
Eldon J. Summers(1)             N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1950
Cynthia A. Rose(1)              N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1954
Sheryl L. Sturgill(1)           N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1959
Rise' C.M. Taylor(1)            N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1967

                               Profile Funds- 22

                            POSITION(S)    TERM OF OFFICE
    NAME, ADDRESS AND        HELD WITH      AND LENGTH OF                      PRINCIPAL OCCUPATION(S)
      YEAR OF BIRTH          THE TRUST     TIME SERVED(2)                     DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
James Blake(1)              Chief        Chief Compliance     Assistant Vice President and Senior Compliance Officer,
1300 S. Clinton Street      Compliance   Officer since        Delaware Investments; formerly Client Trading Manager,
Fort Wayne, IN 46802        Officer      November 2005        Loomis Sayles & Company, LP
YOB: 1963

                             NUMBER OF
                             FUNDS IN
                               TRUST
                              COMPLEX
    NAME, ADDRESS AND       OVERSEEN BY    OTHER DIRECTORSHIPS
      YEAR OF BIRTH           TRUSTEE        HELD BY TRUSTEE
--------------------------  ------------------------------------
James Blake(1)                  N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
YOB: 1963

------------------
Additional information on the officers and trustees can be found in the Statement of Additional Information ("SAI") to the Trust's prospectus. To obtain a free copy of the SAI, write: Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). The SAI is also available on the SEC's web site (http://www.sec.gov).

(1) All of the executive officers are "interested persons" of the Trust, as that term is defined by Section 2(a)(19) of the 1940 Act, by reason of their being officers of the Trust.

(2) The officers and trustees hold their position with the Trust until retirement or resignation. The Bylaws of the Trust do not specify a term of office.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.

                               Profile Funds- 23

Item 2. Code of Ethics

The Registrant has adopted a code of ethics that applies to Registrant's principal executive officer, chief financial officer, chief accounting officer or persons performing similar functions. A copy of the code of ethics is attached hereto as an exhibit. There have been no amendments to, nor waivers granted, to the existing code of ethics.

Item 3. Audit Committee Financial Expert

The Registrant's Board of Trustees has determined that Nancy L. Frisby and David
H. Windley are each an "audit committee financial expert" and are "independent," as these terms are defined in Item 3 of Form N-CSR. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the Audit Committee and of the Board.

Item 4. Principle Accountant Fees and Services

(a)   Audit Fees

Aggregate audit fees for the services that the Registrant's auditor provided to the Registrant totaled approximately $297,000 in 2005 and $181,000 in 2004, including fees associated with the annual audit and filings of the Registrant's Form N-1A and Form N-SAR.

(b)  Audit-Related Fees

Aggregate fees billed by the Registrant's auditor for services relating to the performance of the audit of the Registrant's financial statements and not reported under paragraph (a) of this Item totaled approximately $17,100 in 2005 and $0 in 2004. These audit-related services were comprised of a review of the Registrant's semi-annual reports to shareholders.

(c)  Tax Fees

Aggregate fees for tax services to the Registrant, including tax compliance, tax advice and tax planning, totaled approximately $0 in 2005 and $0 in 2004.

(d)  All Other Fees

Aggregate fees for all other services that the Registrant's auditor provided to the Registrant not included above totaled approximately $0 in 2005 and $0 in 2004.

(e) (1)  Audit Committee Pre-Approval Policies and Procedures

The Audit Committee approves (a) each specific service the auditor will perform for the Registrant and (b) each specific non-audit service the auditor will perform for the Registrant's investment adviser or the adviser's affiliates if the service directly impacts the Registrant's operations and financial reporting. Accordingly, the Audit Committee has not established pre-approval policies or procedures for the noted services.

(e)(2)  Not Applicable.

(f)   Not Applicable.

(g)  Aggregate Non-Audit Fees

The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant, or rendered to the Registrant's investment adviser, any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant, totaled approximately $463,320 in 2005 and $474,394 in 2004.

(h)  Principal Accountant's Independence

The Audit Committee has considered the compatibility of the non-audit services that were not subject to pre-approval with the auditor's independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures

           (a) The Registrant's president and chief accounting officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

           (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


Item 12. Exhibits

      (a) Code of Ethics for Principal Executive and Senior Financial Officers attached hereto as Exhibit 99.CODE ETH.

      (b) (1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.

      (b) (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


LINCOLN VARIABLE INSURANCE PRODUCTS TRUST (REGISTRANT)


       /s/ Kelly D. Clevenger
       ----------------------
       Kelly D. Clevenger
       President
       (Signature and Title)


Date:  March 6, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By     /s/ Kelly D. Clevenger
       ----------------------
       Kelly D. Clevenger
       Chairman of the Board and President
       (Signature and Title)


Date:  March 6, 2006


By     /s/ Sheryl L. Sturgill
       ----------------------
       Sheryl L. Sturgill
       Chief Accounting Officer
       (Signature and Title)

Date:   March 6, 2006